As filed with the Securities and Exchange Commission on April 21, 2020
File Nos. 333-200244
811-05200
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 6	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 298	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account C
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

The Variable Annuity Contract
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
Brighthouse Variable Annuity Account C
Class XC
May 1, 2020
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.
The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
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MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 99 of this prospectus. For a free copy of the SAI, call us at (800) 343-
8496, visit our website at www.brighthousefinancial.com, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
May 1, 2020
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TABLE OF CONTENTS	Page	Page

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4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................25
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment..................................................60
Annuitant........................................................................98
Annuity Date..................................................................41
Annuity Options.............................................................42
Annuity Payments...........................................................41
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary......................................................................98
Benefit Base.....................................................................67
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................76
Fixed Account.................................................................17
Free Look........................................................................24
Good Order....................................................................96
Guaranteed Accumulation Amount.................................72
Guaranteed Withdrawal Amount....................................68
GWB Withdrawal Rate...................................................67
Income Base....................................................................48
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners...................................................................97
Owner.............................................................................97
Purchase Payment Credit................................................23
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................59
Separate Account............................................................93
Total Guaranteed Withdrawal Amount...........................59
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
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Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit, and we will not deduct a withdrawal charge. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 10366
Des Moines, Iowa 50306-0366
(800) 343-8496
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	8
3	7
4	6
5	5
6	4
7	3
8	2
9 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.30%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.55%

Death Benefit Rider Charges (Optional) (Note 3) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 4)	2.15%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus II — maximum charge	1.50%
GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

Enhanced Death Benefit I — maximum charge	1.50%
Enhanced Death Benefit I (issue age 69 or younger) — current charge	0.75%
Enhanced Death Benefit I (issue age 70-75) — current charge	0.95%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I.” The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.67%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Growth Portfolio	—	0.55%	0.02%	0.35%	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.07%	1.00%	0.05%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.45%	0.95%	0.01%	0.94%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	—	0.94%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio	0.77%	0.25%	0.05%	—	1.07%	0.03%	1.04%
Invesco Balanced-Risk Allocation Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.02%	0.92%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.02%	1.12%	—	1.12%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.05%	—	0.73%	0.03%	0.70%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.14%	—	1.20%	0.01%	1.19%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.05%	0.01%	0.61%	—	0.61%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.07%	0.01%	0.68%	—	0.68%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.06%	—	0.61%	—	0.61%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,509	$2,872	$4,256	$8,218
minimum	$1,390	$2,510	$3,650	$7,007

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$709	$2,152	$3,716	$8,218
minimum	$590	$1,790	$3,110	$7,007

Chart 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,168	$1,834	$2,505	$4,661
minimum	$1,048	$1,458	$1,850	$3,196

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$368	$1,114	$1,965	$4,661
minimum	$248	$ 738	$1,310	$3,196
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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1.    THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
2.    PURCHASE
As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See “Purchase
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Payment Credit” below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $10,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the
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right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
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We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
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Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your
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Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a
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transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”); or
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Purchase Payment Credit
Your Account Value will be credited with an additional amount (Purchase Payment Credit) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant’s age will apply).
The Purchase Payment Credit is an amount equal to 5% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you
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receive is determined by the terms of the program that was in effect when your contract was issued.
You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.
If you exercise the Free Look provision, BLIC will take back the Purchase Payment Credit(s) as described below.
Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount returned to you may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your Purchase Payment due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your
Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
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Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
Class XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.
3.    INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
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(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other
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Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
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Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
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You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase
Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are
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instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the
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permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment
Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests
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from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
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•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic
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rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
4.    EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each Investment Portfolio.
This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses
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are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.
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A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income
Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of
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the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed
Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would
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charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and
we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
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Guaranteed Minimum Accumulation
Benefit — Rider Charge
If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	8
3	7
4	6
5	5
6	4
7	3
8	2
9 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
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Reduction or Elimination of the Withdrawal Charge
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
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5.	ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant’s 90th birthday. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
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If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity
Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period
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Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available.
Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the
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Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.
6.    ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal
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must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
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We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
7.    LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on
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which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
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If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)	The withdrawal adjustment for each
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withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(2)	If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will restart the 10-year waiting period. In addition, we may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum
Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
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The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination
Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the
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Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II Rider. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. The GMIB payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
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•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus II Rider. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit
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on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following differences apply:
(1)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(4)	Different investment allocation restrictions apply. (See
“Purchase — Investment Allocation Restrictions for Certain Riders.”)
(5)	If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the GMIB Plus II rider on or before February 23, 2009, differences (1) through (5) above apply, and the following replaces differences (6) and (7):
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(See Appendix D for examples illustrating the operation of the GMIB Plus II.)
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Description of GMIB Plus I
In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the
Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
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(10)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in
“Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
For contracts issued before February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
For contracts issued before February 27, 2006, you may elect an Optional Reset under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
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Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix D for examples illustrating the operation of GMIB II.)
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Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1)    The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)    The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3)    If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
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Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however,
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any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
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The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
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•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal.
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The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than
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age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in
Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
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(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where
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the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
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Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as
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described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in
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any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the
Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
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In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
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(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified
Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established
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administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
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(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your
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contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase
Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment
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requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
8.    PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
9.    DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become
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available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account
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Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death
Benefit I
In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
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(ii)	is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.
For contracts issued based on applications and necessary information received in Good Order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see “Purchase — Investment Allocation
Restrictions for Certain Riders”); and (c) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(a)    Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(b)    May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
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When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:
1)    a one time Optional Step-Up at any contract anniversary; or
2)    Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.
You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
Investment Allocation Restrictions. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB
I.”) If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Termination of the Enhanced Death Benefit I. The Enhanced Death Benefit I will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended (“Code”) to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any
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state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit I.)
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of
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the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix F for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments
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under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
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Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
10. FEDERAL INCOME TAX STATUS
Special Distribution Rules During 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other
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entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain.It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis
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immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
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Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments)
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are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase
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Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is
uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
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(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules
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are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a
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case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the
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withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions
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were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or
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losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
11. OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are
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credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms
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may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts
(including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2019, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock
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Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday
•	In writing to our Annuity Service Center
•	By fax at (877) 547-9666 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience
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outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before
97

you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
Company
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2019. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed
Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.142290	10.435926	0.0000
01/01/2013 to 12/31/2013	10.435926	11.352428	0.0000
01/01/2014 to 12/31/2014	11.352428	11.927415	0.0000
01/01/2015 to 12/31/2015	11.927415	11.741318	0.0000
01/01/2016 to 12/31/2016	11.741318	11.904822	0.0000
01/01/2017 to 12/31/2017	11.904822	13.239170	0.0000
01/01/2018 to 12/31/2018	13.239170	12.052958	0.0000
01/01/2019 to 12/31/2019	12.052958	13.928795	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.829282	9.692467	72,924.9044
01/01/2011 to 12/31/2011	9.692467	9.284907	65,327.4501
01/01/2012 to 12/31/2012	9.284907	10.315720	64,155.5106
01/01/2013 to 12/31/2013	10.315720	11.967422	65,716.4660
01/01/2014 to 12/31/2014	11.967422	12.421393	74,171.8072
01/01/2015 to 12/31/2015	12.421393	12.071383	71,475.9226
01/01/2016 to 12/31/2016	12.071383	12.737338	137,022.5799
01/01/2017 to 12/31/2017	12.737338	14.568756	129,184.9939
01/01/2018 to 12/31/2018	14.568756	13.642412	121,865.5462
01/01/2019 to 12/31/2019	13.642412	15.959467	114,062.8302
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.300294	9.219205	20,018.1294
01/01/2011 to 12/31/2011	9.219205	8.596417	25,344.7965
01/01/2012 to 12/31/2012	8.596417	9.772025	42,824.9955
01/01/2013 to 12/31/2013	9.772025	11.965637	63,132.1573
01/01/2014 to 12/31/2014	11.965637	12.459187	62,127.2874
01/01/2015 to 12/31/2015	12.459187	12.101984	46,927.3190
01/01/2016 to 12/31/2016	12.101984	12.905708	32,458.8908
01/01/2017 to 12/31/2017	12.905708	15.328473	31,867.4985
01/01/2018 to 12/31/2018	15.328473	14.135163	42,434.3651
01/01/2019 to 12/31/2019	14.135163	17.104491	42,264.7097

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.788963	9.020479	12,654.3949
01/01/2011 to 12/31/2011	9.020479	8.422717	11,880.8154
01/01/2012 to 12/31/2012	8.422717	9.677909	11,879.6366
01/01/2013 to 12/31/2013	9.677909	12.293438	16,740.7862
01/01/2014 to 12/31/2014	12.293438	13.016593	16,508.8267
01/01/2015 to 12/31/2015	13.016593	13.566700	16,531.3415
01/01/2016 to 12/31/2016	13.566700	14.486374	3,282.0818
01/01/2017 to 12/31/2017	14.486374	18.135398	132.3595
01/01/2018 to 12/31/2018	18.135398	17.658908	129.5973
01/01/2019 to 12/31/2019	17.658908	22.526728	4,304.9347
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.233958	9.932973	4,861.2391
01/01/2011 to 12/31/2011	9.932973	9.740741	10,832.7368
01/01/2012 to 12/31/2012	9.740741	10.565738	14,681.6649
01/01/2013 to 12/31/2013	10.565738	11.739193	14,650.4071
01/01/2014 to 12/31/2014	11.739193	12.189727	14,545.2961
01/01/2015 to 12/31/2015	12.189727	11.843807	14,464.2550
01/01/2016 to 12/31/2016	11.843807	12.404849	14,344.0079
01/01/2017 to 12/31/2017	12.404849	13.715893	14,249.9839
01/01/2018 to 12/31/2018	13.715893	12.964133	10,333.1046
01/01/2019 to 12/31/2019	12.964133	14.738412	10,276.1922
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.067176	11.413977	0.0000
01/01/2013 to 12/31/2013	11.413977	10.792323	0.0000
01/01/2014 to 12/31/2014	10.792323	10.985012	0.0000
01/01/2015 to 12/31/2015	10.985012	9.722026	0.0000
01/01/2016 to 12/31/2016	9.722026	10.367923	0.0000
01/01/2017 to 12/31/2017	10.367923	11.142750	0.0000
01/01/2018 to 12/31/2018	11.142750	10.212121	0.0000
01/01/2019 to 12/31/2019	10.212121	11.985669	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.899079	10.168330	0.0000
01/01/2013 to 12/31/2013	10.168330	10.977976	0.0000
01/01/2014 to 12/31/2014	10.977976	11.380095	0.0000
01/01/2015 to 12/31/2015	11.380095	11.125896	0.0000
01/01/2016 to 12/31/2016	11.125896	11.371803	0.0000
01/01/2017 to 12/31/2017	11.371803	12.611904	0.0000
01/01/2018 to 12/31/2018	12.611904	11.455461	0.0000
01/01/2019 to 12/31/2019	11.455461	13.524321	0.0000
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.456463	18.646966	1,114.7065
01/01/2011 to 12/31/2011	18.646966	18.679105	0.0000
01/01/2012 to 12/31/2012	18.679105	21.303893	0.0000
01/01/2013 to 12/31/2013	21.303893	22.796863	1,776.7362
01/01/2014 to 12/31/2014	22.796863	23.047203	1,769.8900
01/01/2015 to 12/31/2015	23.047203	21.643998	4,408.9741
01/01/2016 to 12/31/2016	21.643998	24.144777	2,784.0803
01/01/2017 to 12/31/2017	24.144777	25.466411	3,526.1822
01/01/2018 to 12/31/2018	25.466411	24.205649	3,227.1059
01/01/2019 to 12/31/2019	24.205649	27.209669	2,026.5573

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.716919	11.079702	191,282.3535
01/01/2011 to 12/31/2011	11.079702	10.218106	144,483.9971
01/01/2012 to 12/31/2012	10.218106	11.673833	139,826.2894
01/01/2013 to 12/31/2013	11.673833	14.796978	140,455.0606
01/01/2014 to 12/31/2014	14.796978	15.219159	141,266.2518
01/01/2015 to 12/31/2015	15.219159	14.596259	133,318.4188
01/01/2016 to 12/31/2016	14.596259	15.568422	128,950.8966
01/01/2017 to 12/31/2017	15.568422	18.733080	120,662.6463
01/01/2018 to 12/31/2018	18.733080	16.487129	82,229.1312
01/01/2019 to 12/31/2019	16.487129	20.571030	79,005.5241
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.925834	10.334200	0.0000
01/01/2013 to 12/31/2013	10.334200	11.567011	0.0000
01/01/2014 to 12/31/2014	11.567011	12.413265	3,815.1665
01/01/2015 to 12/31/2015	12.413265	11.652590	0.0000
01/01/2016 to 12/31/2016	11.652590	12.358764	0.0000
01/01/2017 to 12/31/2017	12.358764	14.314300	3,006.6010
01/01/2018 to 12/31/2018	14.314300	12.976773	2,958.6783
01/01/2019 to 12/31/2019	12.976773	15.693799	0.0000
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.279284	16.756599	54,225.9746
01/01/2011 to 12/31/2011	16.756599	14.927231	52,341.0242
01/01/2012 to 12/31/2012	14.927231	17.235731	48,088.6180
01/01/2013 to 12/31/2013	17.235731	22.342902	42,120.5774
01/01/2014 to 12/31/2014	22.342902	22.242725	40,408.4414
01/01/2015 to 12/31/2015	22.242725	20.592116	39,675.5471
01/01/2016 to 12/31/2016	20.592116	26.453537	39,035.5272
01/01/2017 to 12/31/2017	26.453537	28.921671	31,435.2202
01/01/2018 to 12/31/2018	28.921671	23.991290	258,283.5332
01/01/2019 to 12/31/2019	23.991290	30.238145	30,785.7305
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.030731	12.140074	567,535.9481
01/01/2011 to 12/31/2011	12.140074	9.659757	518,425.2809
01/01/2012 to 12/31/2012	9.659757	11.239572	22,592.8080
01/01/2013 to 12/31/2013	11.239572	10.452519	617,762.5415
01/01/2014 to 12/31/2014	10.452519	9.563007	27,313.3734
01/01/2015 to 12/31/2015	9.563007	8.066652	25,881.5665
01/01/2016 to 12/31/2016	8.066652	8.803187	15,148.3277
01/01/2017 to 12/31/2017	8.803187	11.057430	11,754.9573
01/01/2018 to 12/31/2018	11.057430	9.286269	10,885.1377
01/01/2019 to 12/31/2019	9.286269	10.974608	617,255.6675
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997055	10.170970	10,932.5409
01/01/2011 to 12/31/2011	10.170970	10.155004	10,103.8462
01/01/2012 to 12/31/2012	10.155004	10.666415	8,448.9452
01/01/2013 to 12/31/2013	10.666415	10.840018	13,023.2652
01/01/2014 to 12/31/2014	10.840018	10.687534	6,107.7679
01/01/2015 to 12/31/2015	10.687534	10.372846	0.0000
01/01/2016 to 12/31/2016	10.372846	11.093219	0.0000
01/01/2017 to 12/31/2017	11.093219	11.257181	0.0000
01/01/2018 to 12/31/2018	11.257181	11.050641	0.0000
01/01/2019 to 12/31/2019	11.050641	11.575720	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987056	9.717547	0.0000
01/01/2012 to 12/31/2012	9.717547	9.928013	0.0000
01/01/2013 to 12/31/2013	9.928013	9.829622	7,604.2265
01/01/2014 to 12/31/2014	9.829622	9.722301	0.0000
01/01/2015 to 12/31/2015	9.722301	9.456262	0.0000
01/01/2016 to 12/31/2016	9.456262	9.545127	0.0000
01/01/2017 to 12/31/2017	9.545127	9.467054	0.0000
01/01/2018 to 12/31/2018	9.467054	9.305034	0.0000
01/01/2019 to 12/31/2019	9.305034	9.529318	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.842469	12.049076	0.0000
01/01/2011 to 12/31/2011	12.049076	11.754322	0.0000
01/01/2012 to 12/31/2012	11.754322	13.146553	0.0000
01/01/2013 to 12/31/2013	13.146553	13.000395	0.0000
01/01/2014 to 12/31/2014	13.000395	12.868969	0.0000
01/01/2015 to 12/31/2015	12.868969	12.071238	0.0000
01/01/2016 to 12/31/2016	12.071238	11.917806	0.0000
01/01/2017 to 12/31/2017	11.917806	11.681299	0.0000
01/01/2018 to 12/31/2018	11.681299	11.546150	0.0000
01/01/2019 to 12/31/2019	11.546150	11.432497	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.937341	13.565479	15,697.8136
01/01/2011 to 12/31/2011	13.565479	12.535725	15,065.9336
01/01/2012 to 12/31/2012	12.535725	15.456164	16,523.2502
01/01/2013 to 12/31/2013	15.456164	15.663731	20,397.0291
01/01/2014 to 12/31/2014	15.663731	17.364568	18,107.8383
01/01/2015 to 12/31/2015	17.364568	16.756976	7,632.8106
01/01/2016 to 12/31/2016	16.756976	16.543959	4,992.9661
01/01/2017 to 12/31/2017	16.543959	17.933041	4,963.8785
01/01/2018 to 12/31/2018	17.933041	16.032116	4,099.9150
01/01/2019 to 12/31/2019	16.032116	19.584193	3,856.6165
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.529776	18.834917	82,056.0454
01/01/2011 to 12/31/2011	18.834917	15.806835	75,108.6537
01/01/2012 to 12/31/2012	15.806835	19.994092	63,957.7275
01/01/2013 to 12/31/2013	19.994092	25.535506	53,999.0730
01/01/2014 to 12/31/2014	25.535506	23.545211	53,300.2706
01/01/2015 to 12/31/2015	23.545211	22.002206	322,204.6946
01/01/2016 to 12/31/2016	22.002206	23.295213	317,868.5063
01/01/2017 to 12/31/2017	23.295213	29.739260	303,791.1543
01/01/2018 to 12/31/2018	29.739260	22.126068	35,569.3470
01/01/2019 to 12/31/2019	22.126068	26.965115	31,600.5519
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010589	1.042600	0.0000
01/01/2013 to 12/31/2013	1.042600	1.039414	0.0000
01/01/2014 to 12/31/2014	1.039414	1.074078	0.0000
01/01/2015 to 12/31/2015	1.074078	1.007024	0.0000
01/01/2016 to 12/31/2016	1.007024	1.101086	8,566.5972
01/01/2017 to 12/31/2017	1.101086	1.185509	8,509.9813
01/01/2018 to 12/31/2018	1.185509	1.085495	7,728.7369
01/01/2019 to 12/31/2019	1.085495	1.224742	6,938.0158

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.778122	9.867669	4,115.5376
01/01/2011 to 12/31/2011	9.867669	9.514947	6,687.6203
01/01/2012 to 12/31/2012	9.514947	11.027999	7,380.0093
01/01/2013 to 12/31/2013	11.027999	14.613184	26,925.9550
01/01/2014 to 12/31/2014	14.613184	15.634212	26,516.7459
01/01/2015 to 12/31/2015	15.634212	14.387943	25,795.2759
01/01/2016 to 12/31/2016	14.387943	16.517800	9,551.6702
01/01/2017 to 12/31/2017	16.517800	19.080979	6,328.2725
01/01/2018 to 12/31/2018	19.080979	16.403082	6,309.0533
01/01/2019 to 12/31/2019	16.403082	20.060669	6,340.1075
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.157292	15.014392	30,906.4196
01/01/2011 to 12/31/2011	15.014392	14.536761	33,655.5363
01/01/2012 to 12/31/2012	14.536761	16.819537	30,905.6639
01/01/2013 to 12/31/2013	16.819537	23.075728	25,322.2699
01/01/2014 to 12/31/2014	23.075728	24.371523	23,945.3138
01/01/2015 to 12/31/2015	24.371523	23.445234	21,706.9420
01/01/2016 to 12/31/2016	23.445234	25.570429	20,546.9651
01/01/2017 to 12/31/2017	25.570429	31.368347	18,830.7618
01/01/2018 to 12/31/2018	31.368347	27.919802	17,965.9095
01/01/2019 to 12/31/2019	27.919802	33.995924	17,967.6768
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.818387	10.239016	0.0000
01/01/2014 to 12/31/2014	10.239016	10.531517	0.0000
01/01/2015 to 12/31/2015	10.531517	10.357282	0.0000
01/01/2016 to 12/31/2016	10.357282	10.363027	0.0000
01/01/2017 to 12/31/2017	10.363027	10.479104	0.0000
01/01/2018 to 12/31/2018	10.479104	10.257206	0.0000
01/01/2019 to 12/31/2019	10.257206	10.863721	15,678.5489
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.773545	10.149269	3,553.2300
01/01/2011 to 12/31/2011	10.149269	10.509031	3,530.6549
01/01/2012 to 12/31/2012	10.509031	10.789921	3,505.7792
01/01/2013 to 04/26/2013	10.789921	10.761277	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012643	1.044636	0.0000
01/01/2013 to 12/31/2013	1.044636	1.134749	0.0000
01/01/2014 to 12/31/2014	1.134749	1.188086	0.0000
01/01/2015 to 12/31/2015	1.188086	1.173212	0.0000
01/01/2016 to 12/31/2016	1.173212	1.181592	0.0000
01/01/2017 to 12/31/2017	1.181592	1.349177	0.0000
01/01/2018 to 12/31/2018	1.349177	1.225416	0.0000
01/01/2019 to 12/31/2019	1.225416	1.402198	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996748	1.035035	0.0000
01/01/2015 to 12/31/2015	1.035035	1.003053	0.0000
01/01/2016 to 12/31/2016	1.003053	1.001303	0.0000
01/01/2017 to 12/31/2017	1.001303	1.131860	0.0000
01/01/2018 to 04/30/2018	1.131860	1.101099	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.545536	12.593441	10,028.0046
01/01/2011 to 12/31/2011	12.593441	12.143329	10,044.0248
01/01/2012 to 12/31/2012	12.143329	13.895868	8,456.5735
01/01/2013 to 12/31/2013	13.895868	15.929849	9,628.0034
01/01/2014 to 12/31/2014	15.929849	16.131567	9,553.1343
01/01/2015 to 12/31/2015	16.131567	15.982249	9,752.8976
01/01/2016 to 12/31/2016	15.982249	16.389567	9,160.7063
01/01/2017 to 12/31/2017	16.389567	19.726703	6,602.1027
01/01/2018 to 12/31/2018	19.726703	18.264620	6,379.3604
01/01/2019 to 12/31/2019	18.264620	22.796618	5,496.7831
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.887432	7.132966	78,346.8353
01/01/2011 to 12/31/2011	7.132966	7.208270	91,440.2236
01/01/2012 to 12/31/2012	7.208270	8.359733	85,754.1487
01/01/2013 to 12/31/2013	8.359733	11.913154	74,650.0670
01/01/2014 to 12/31/2014	11.913154	13.862652	551,318.5721
01/01/2015 to 12/31/2015	13.862652	13.020060	56,181.7336
01/01/2016 to 12/31/2016	13.020060	13.084684	55,825.4175
01/01/2017 to 12/31/2017	13.084684	15.164769	52,283.6218
01/01/2018 to 12/31/2018	15.164769	13.792878	51,613.8494
01/01/2019 to 12/31/2019	13.792878	16.681219	45,334.4458
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	122.432663	125.284241	0.0000
01/01/2011 to 12/31/2011	125.284241	113.372247	0.0000
01/01/2012 to 12/31/2012	113.372247	135.929968	1,109.5068
01/01/2013 to 12/31/2013	135.929968	171.335807	1,087.1485
01/01/2014 to 04/25/2014	171.335807	177.992214	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.113936	6.422871	19,457.1003
01/01/2011 to 04/29/2011	6.422871	6.812825	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.757938	11.192154	0.0000
01/01/2014 to 12/31/2014	11.192154	11.968551	0.0000
01/01/2015 to 12/31/2015	11.968551	11.572000	0.0000
01/01/2016 to 12/31/2016	11.572000	11.819841	0.0000
01/01/2017 to 12/31/2017	11.819841	13.367398	0.0000
01/01/2018 to 12/31/2018	13.367398	12.141533	0.0000
01/01/2019 to 12/31/2019	12.141533	14.463276	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.560971	13.696086	51,801.9366
01/01/2011 to 12/31/2011	13.696086	11.968950	49,173.2013
01/01/2012 to 12/31/2012	11.968950	13.670111	35,398.5178
01/01/2013 to 12/31/2013	13.670111	15.955932	54,826.9277
01/01/2014 to 12/31/2014	15.955932	14.531189	54,911.5173
01/01/2015 to 12/31/2015	14.531189	13.969774	57,141.9566
01/01/2016 to 12/31/2016	13.969774	13.552932	31,567.7198
01/01/2017 to 12/31/2017	13.552932	17.000427	26,996.4581
01/01/2018 to 12/31/2018	17.000427	14.308196	25,156.7013
01/01/2019 to 12/31/2019	14.308196	17.969006	21,173.7907

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999706	1.030240	0.0000
01/01/2015 to 12/31/2015	1.030240	0.953095	0.0000
01/01/2016 to 12/31/2016	0.953095	1.036586	8,915.7497
01/01/2017 to 12/31/2017	1.036586	1.142417	8,856.8189
01/01/2018 to 12/31/2018	1.142417	1.033103	8,043.7493
01/01/2019 to 12/31/2019	1.033103	1.233522	7,220.7995
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.331203	13.005643	63,367.0036
01/01/2011 to 12/31/2011	13.005643	14.147999	60,424.5158
01/01/2012 to 12/31/2012	14.147999	15.109869	52,068.9885
01/01/2013 to 12/31/2013	15.109869	13.416761	42,708.7640
01/01/2014 to 12/31/2014	13.416761	13.511281	32,939.1999
01/01/2015 to 12/31/2015	13.511281	12.812577	32,962.4239
01/01/2016 to 12/31/2016	12.812577	13.165039	30,993.3159
01/01/2017 to 12/31/2017	13.165039	13.332612	32,130.3524
01/01/2018 to 12/31/2018	13.332612	12.733138	30,321.5270
01/01/2019 to 12/31/2019	12.733138	13.492999	30,460.9400
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.607287	15.464763	116,265.5646
01/01/2011 to 12/31/2011	15.464763	15.616471	99,769.9036
01/01/2012 to 12/31/2012	15.616471	16.699459	84,823.6444
01/01/2013 to 12/31/2013	16.699459	16.031177	61,006.4648
01/01/2014 to 12/31/2014	16.031177	16.347902	55,861.9910
01/01/2015 to 12/31/2015	16.347902	16.000964	53,445.7538
01/01/2016 to 12/31/2016	16.000964	16.069325	64,651.4824
01/01/2017 to 12/31/2017	16.069325	16.436334	61,486.5211
01/01/2018 to 12/31/2018	16.436334	16.047852	46,279.8812
01/01/2019 to 12/31/2019	16.047852	17.035581	54,590.0950
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214004	10.696808	0.0000
01/01/2014 to 12/31/2014	10.696808	11.373937	0.0000
01/01/2015 to 12/31/2015	11.373937	10.992684	0.0000
01/01/2016 to 12/31/2016	10.992684	11.250110	0.0000
01/01/2017 to 12/31/2017	11.250110	12.825280	0.0000
01/01/2018 to 04/30/2018	12.825280	12.236339	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010621	1.062656	0.0000
01/01/2013 to 12/31/2013	1.062656	1.145214	0.0000
01/01/2014 to 12/31/2014	1.145214	1.207600	0.0000
01/01/2015 to 12/31/2015	1.207600	1.171522	0.0000
01/01/2016 to 12/31/2016	1.171522	1.211424	0.0000
01/01/2017 to 12/31/2017	1.211424	1.355240	0.0000
01/01/2018 to 12/31/2018	1.355240	1.201266	0.0000
01/01/2019 to 12/31/2019	1.201266	1.428407	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.223891	11.231233	0.0000
01/01/2011 to 12/31/2011	11.231233	11.109478	0.0000
01/01/2012 to 12/31/2012	11.109478	12.268540	0.0000
01/01/2013 to 12/31/2013	12.268540	13.560368	0.0000
01/01/2014 to 12/31/2014	13.560368	14.043275	0.0000
01/01/2015 to 12/31/2015	14.043275	13.474703	0.0000
01/01/2016 to 12/31/2016	13.474703	13.950923	0.0000
01/01/2017 to 12/31/2017	13.950923	15.820687	0.0000
01/01/2018 to 12/31/2018	15.820687	14.472861	0.0000
01/01/2019 to 12/31/2019	14.472861	16.942701	0.0000
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.689346	10.825647	0.0000
01/01/2011 to 12/31/2011	10.825647	10.370241	0.0000
01/01/2012 to 12/31/2012	10.370241	11.674140	0.0000
01/01/2013 to 12/31/2013	11.674140	13.490796	0.0000
01/01/2014 to 12/31/2014	13.490796	13.914062	0.0000
01/01/2015 to 12/31/2015	13.914062	13.303345	0.0000
01/01/2016 to 12/31/2016	13.303345	13.916142	0.0000
01/01/2017 to 12/31/2017	13.916142	16.295677	0.0000
01/01/2018 to 12/31/2018	16.295677	14.552177	0.0000
01/01/2019 to 12/31/2019	14.552177	17.439214	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	40.409933	46.282060	43,820.8471
01/01/2011 to 12/31/2011	46.282060	43.482842	39,705.8210
01/01/2012 to 12/31/2012	43.482842	50.203734	37,433.7616
01/01/2013 to 12/31/2013	50.203734	65.732361	33,285.4439
01/01/2014 to 12/31/2014	65.732361	72.878183	31,026.9548
01/01/2015 to 12/31/2015	72.878183	68.770075	30,584.2168
01/01/2016 to 12/31/2016	68.770075	78.038833	29,916.0098
01/01/2017 to 12/31/2017	78.038833	89.329605	24,777.2197
01/01/2018 to 12/31/2018	89.329605	79.412282	23,826.2314
01/01/2019 to 12/31/2019	79.412282	98.332858	23,124.0558
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	7.917536	9.894508	71,598.8648
01/01/2011 to 12/31/2011	9.894508	9.524882	66,861.3984
01/01/2012 to 12/31/2012	9.524882	10.596666	43,176.7301
01/01/2013 to 12/31/2013	10.596666	14.165106	37,226.1567
01/01/2014 to 12/31/2014	14.165106	15.634863	35,006.3578
01/01/2015 to 12/31/2015	15.634863	16.323501	35,868.1374
01/01/2016 to 12/31/2016	16.323501	16.969333	36,085.2577
01/01/2017 to 12/31/2017	16.969333	20.719225	29,573.7882
01/01/2018 to 12/31/2018	20.719225	19.831695	28,850.8629
01/01/2019 to 12/31/2019	19.831695	25.440197	25,949.7558

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	18.869325	23.182819	0.0000
01/01/2011 to 12/31/2011	23.182819	21.851488	340.9115
01/01/2012 to 12/31/2012	21.851488	24.527263	338.7420
01/01/2013 to 12/31/2013	24.527263	31.280705	336.6418
01/01/2014 to 12/31/2014	31.280705	33.567659	334.6414
01/01/2015 to 12/31/2015	33.567659	29.902796	293.3521
01/01/2016 to 12/31/2016	29.902796	33.804310	0.0000
01/01/2017 to 12/31/2017	33.804310	36.222328	0.0000
01/01/2018 to 12/31/2018	36.222328	31.850530	0.0000
01/01/2019 to 12/31/2019	31.850530	40.208678	0.0000
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.143060	14.764987	24,945.6048
01/01/2011 to 12/31/2011	14.764987	13.542005	23,893.2084
01/01/2012 to 12/31/2012	13.542005	15.653603	17,447.0252
01/01/2013 to 12/31/2013	15.653603	20.323067	15,400.8067
01/01/2014 to 12/31/2014	20.323067	22.522128	14,191.5797
01/01/2015 to 12/31/2015	22.522128	20.032899	13,905.9566
01/01/2016 to 12/31/2016	20.032899	22.191638	12,405.8323
01/01/2017 to 12/31/2017	22.191638	24.064660	9,258.0932
01/01/2018 to 12/31/2018	24.064660	20.419789	9,067.3433
01/01/2019 to 12/31/2019	20.419789	27.086793	8,989.6229
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.691446	10.802248	0.0000
01/01/2013 to 12/31/2013	10.802248	10.094635	0.0000
01/01/2014 to 12/31/2014	10.094635	10.626518	0.0000
01/01/2015 to 12/31/2015	10.626518	10.445211	4,066.1824
01/01/2016 to 12/31/2016	10.445211	10.357706	4,010.1193
01/01/2017 to 12/31/2017	10.357706	10.401565	0.0000
01/01/2018 to 12/31/2018	10.401565	10.172504	0.0000
01/01/2019 to 12/31/2019	10.172504	10.702210	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.817705	9.627770	5,508.0027
01/01/2014 to 12/31/2014	9.627770	9.107908	5,490.8948
01/01/2015 to 12/31/2015	9.107908	8.720698	3,573.8812
01/01/2016 to 12/31/2016	8.720698	8.966308	3,533.6707
01/01/2017 to 12/31/2017	8.966308	11.838188	3,530.9295
01/01/2018 to 12/31/2018	11.838188	9.593244	3,528.5049
01/01/2019 to 12/31/2019	9.593244	12.431937	3,518.0802
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.404585	8.792939	14,305.4939
01/01/2011 to 12/31/2011	8.792939	7.376770	12,715.6856
01/01/2012 to 12/31/2012	7.376770	8.478253	5,696.1831
01/01/2013 to 04/26/2013	8.478253	8.772194	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.204821	9.987747	55,552.6665
01/01/2011 to 12/31/2011	9.987747	9.775866	54,837.3228
01/01/2012 to 12/31/2012	9.775866	9.566789	52,065.0733
01/01/2013 to 12/31/2013	9.566789	9.363288	36,313.8100
01/01/2014 to 12/31/2014	9.363288	9.164114	1,886.7579
01/01/2015 to 12/31/2015	9.164114	8.969178	1,838.6134
01/01/2016 to 12/31/2016	8.969178	8.788233	1,779.8566
01/01/2017 to 12/31/2017	8.788233	8.656391	873.4265
01/01/2018 to 12/31/2018	8.656391	8.602477	872.5478
01/01/2019 to 12/31/2019	8.602477	8.577624	13,957.8014
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.034480	13.225406	0.0000
01/01/2015 to 12/31/2015	13.225406	12.868281	0.0000
01/01/2016 to 12/31/2016	12.868281	13.165119	0.0000
01/01/2017 to 12/31/2017	13.165119	13.779157	0.0000
01/01/2018 to 12/31/2018	13.779157	13.132363	0.0000
01/01/2019 to 12/31/2019	13.132363	14.361524	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.632764	11.541269	122,501.1502
01/01/2011 to 12/31/2011	11.541269	11.496864	130,472.1476
01/01/2012 to 12/31/2012	11.496864	12.478748	125,458.3353
01/01/2013 to 12/31/2013	12.478748	13.322246	109,267.7872
01/01/2014 to 04/25/2014	13.322246	13.400145	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.547270	11.603037	390,184.1750
01/01/2011 to 12/31/2011	11.603037	11.343487	400,408.2170
01/01/2012 to 12/31/2012	11.343487	12.476880	388,001.7195
01/01/2013 to 12/31/2013	12.476880	13.948698	364,366.7545
01/01/2014 to 04/25/2014	13.948698	13.977387	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.599528	13.909304	441,367.6944
01/01/2015 to 12/31/2015	13.909304	13.467298	337,695.6504
01/01/2016 to 12/31/2016	13.467298	13.983276	326,634.5963
01/01/2017 to 12/31/2017	13.983276	15.143258	313,791.9959
01/01/2018 to 12/31/2018	15.143258	14.167155	294,276.0657
01/01/2019 to 12/31/2019	14.167155	16.028341	263,742.7525
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.246702	11.391333	947,612.3954
01/01/2011 to 12/31/2011	11.391333	10.959672	917,567.7102
01/01/2012 to 12/31/2012	10.959672	12.219557	763,351.6679
01/01/2013 to 12/31/2013	12.219557	14.282122	738,451.1778
01/01/2014 to 04/25/2014	14.282122	14.268426	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.985377	14.412331	671,276.9474
01/01/2015 to 12/31/2015	14.412331	13.926903	654,767.5887
01/01/2016 to 12/31/2016	13.926903	14.599181	513,994.5229
01/01/2017 to 12/31/2017	14.599181	16.394593	493,998.0194
01/01/2018 to 12/31/2018	16.394593	15.061265	431,369.6034
01/01/2019 to 12/31/2019	15.061265	17.604130	419,575.5651
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	9.980646	11.281589	1,390,819.0800
01/01/2011 to 12/31/2011	11.281589	10.614375	1,165,239.9764
01/01/2012 to 12/31/2012	10.614375	12.020404	1,035,613.0994
01/01/2013 to 12/31/2013	12.020404	14.813585	1,029,750.3439
01/01/2014 to 04/25/2014	14.813585	14.718888	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.803900	9.482346	10,370.1286
01/01/2011 to 12/31/2011	9.482346	9.117654	10,308.9130
01/01/2012 to 12/31/2012	9.117654	10.361447	24,772.6777
01/01/2013 to 04/26/2013	10.361447	11.128097	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.960101	14.469288	833,589.5397
01/01/2015 to 12/31/2015	14.469288	13.921274	740,774.6038
01/01/2016 to 12/31/2016	13.921274	14.734367	620,691.4589
01/01/2017 to 12/31/2017	14.734367	17.185338	574,252.0562
01/01/2018 to 12/31/2018	17.185338	15.453419	508,998.1541
01/01/2019 to 12/31/2019	15.453419	18.713545	475,047.6042
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.659237	13.095713	38,171.1823
01/01/2011 to 12/31/2011	13.095713	13.649653	35,658.1240
01/01/2012 to 12/31/2012	13.649653	14.904861	33,964.7517
01/01/2013 to 12/31/2013	14.904861	19.913900	25,116.2015
01/01/2014 to 12/31/2014	19.913900	19.816515	23,751.7746
01/01/2015 to 12/31/2015	19.816515	17.520404	23,381.5970
01/01/2016 to 12/31/2016	17.520404	21.032104	23,512.2563
01/01/2017 to 12/31/2017	21.032104	23.167395	18,861.9103
01/01/2018 to 12/31/2018	23.167395	19.629739	18,297.2858
01/01/2019 to 12/31/2019	19.629739	23.715369	18,461.2114
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.139917	16.965664	4,149.6097
01/01/2011 to 12/31/2011	16.965664	13.906530	4,125.4983
01/01/2012 to 12/31/2012	13.906530	16.045912	0.0000
01/01/2013 to 12/31/2013	16.045912	20.039580	0.0000
01/01/2014 to 12/31/2014	20.039580	18.300219	0.0000
01/01/2015 to 12/31/2015	18.300219	18.941736	1,162.0564
01/01/2016 to 12/31/2016	18.941736	19.619008	1,067.5379
01/01/2017 to 12/31/2017	19.619008	25.049718	1,151.6219
01/01/2018 to 12/31/2018	25.049718	19.473057	1,046.0822
01/01/2019 to 12/31/2019	19.473057	23.449054	1,135.5988

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	20.738447	21.003830	607.4624
01/01/2017 to 12/31/2017	21.003830	24.425294	6,919.2252
01/01/2018 to 12/31/2018	24.425294	23.818452	6,876.8014
01/01/2019 to 12/31/2019	23.818452	30.455645	477.6791
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	14.577210	16.540286	0.0000
01/01/2011 to 12/31/2011	16.540286	15.400399	0.0000
01/01/2012 to 12/31/2012	15.400399	16.635132	0.0000
01/01/2013 to 12/31/2013	16.635132	21.607643	0.0000
01/01/2014 to 12/31/2014	21.607643	23.459859	0.0000
01/01/2015 to 12/31/2015	23.459859	22.903277	0.0000
01/01/2016 to 04/29/2016	22.903277	22.989529	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.096531	12.144019	145,632.1539
01/01/2011 to 12/31/2011	12.144019	11.389464	134,230.5059
01/01/2012 to 12/31/2012	11.389464	12.561693	124,612.8279
01/01/2013 to 12/31/2013	12.561693	16.416798	108,919.2054
01/01/2014 to 12/31/2014	16.416798	17.746114	102,637.3866
01/01/2015 to 12/31/2015	17.746114	17.762314	100,518.4510
01/01/2016 to 12/31/2016	17.762314	18.627904	92,107.6477
01/01/2017 to 12/31/2017	18.627904	21.682479	85,526.8399
01/01/2018 to 12/31/2018	21.682479	21.165799	80,763.0129
01/01/2019 to 12/31/2019	21.165799	27.090138	73,808.4079
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.040324	16.653157	14,830.8044
01/01/2014 to 12/31/2014	16.653157	18.071582	13,823.1072
01/01/2015 to 12/31/2015	18.071582	18.147775	12,138.8181
01/01/2016 to 12/31/2016	18.147775	18.677857	11,991.5754
01/01/2017 to 12/31/2017	18.677857	22.840378	11,566.1293
01/01/2018 to 12/31/2018	22.840378	21.032727	10,934.5480
01/01/2019 to 12/31/2019	21.032727	27.345307	10,708.0853
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.080783	13.791207	16,139.9489
01/01/2011 to 12/31/2011	13.791207	12.490689	16,850.6000
01/01/2012 to 12/31/2012	12.490689	12.959416	16,870.0948
01/01/2013 to 04/26/2013	12.959416	13.950498	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.670910	11.625674	94,223.7130
01/01/2011 to 12/31/2011	11.625674	11.404118	90,517.9449
01/01/2012 to 12/31/2012	11.404118	12.896570	121,936.4372
01/01/2013 to 12/31/2013	12.896570	17.258806	111,102.1716
01/01/2014 to 12/31/2014	17.258806	18.368596	106,000.7401
01/01/2015 to 12/31/2015	18.368596	19.872682	102,505.0500
01/01/2016 to 12/31/2016	19.872682	19.424732	101,347.9008
01/01/2017 to 12/31/2017	19.424732	26.045507	85,120.8557
01/01/2018 to 12/31/2018	26.045507	25.517367	80,183.5505
01/01/2019 to 12/31/2019	25.517367	33.090198	75,912.6829

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.850286	7.736135	0.0000
01/01/2011 to 12/31/2011	7.736135	7.281158	0.0000
01/01/2012 to 12/31/2012	7.281158	8.028515	0.0000
01/01/2013 to 04/26/2013	8.028515	8.607421	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.414348	7.938615	74,398.5598
01/01/2011 to 12/31/2011	7.938615	7.662823	58,565.3124
01/01/2012 to 04/27/2012	7.662823	8.599629	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.725823	14.193003	2,752.6005
01/01/2011 to 12/31/2011	14.193003	14.885242	5,096.3591
01/01/2012 to 12/31/2012	14.885242	15.088916	3,579.6615
01/01/2013 to 12/31/2013	15.088916	14.388352	1,074.9511
01/01/2014 to 12/31/2014	14.388352	14.851180	1,074.9511
01/01/2015 to 12/31/2015	14.851180	14.527083	1,074.9511
01/01/2016 to 12/31/2016	14.527083	14.514744	0.0000
01/01/2017 to 12/31/2017	14.514744	14.624182	0.0000
01/01/2018 to 12/31/2018	14.624182	14.241137	0.0000
01/01/2019 to 12/31/2019	14.241137	15.101094	2,489.0057
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	12.862148	15.851575	3,207.5051
01/01/2011 to 12/31/2011	15.851575	15.167587	6,239.7217
01/01/2012 to 12/31/2012	15.167587	17.406280	8,940.1819
01/01/2013 to 12/31/2013	17.406280	22.616040	17,674.5452
01/01/2014 to 12/31/2014	22.616040	24.174111	14,933.3232
01/01/2015 to 12/31/2015	24.174111	23.026385	13,910.2037
01/01/2016 to 12/31/2016	23.026385	27.062668	4,311.2955
01/01/2017 to 12/31/2017	27.062668	30.621735	3,717.8012
01/01/2018 to 12/31/2018	30.621735	26.501059	3,696.4953
01/01/2019 to 12/31/2019	26.501059	32.561694	3,215.3302
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	10.937583	11.536271	5,093.2388
01/01/2011 to 12/31/2011	11.536271	9.862584	5,058.1489
01/01/2012 to 12/31/2012	9.862584	11.383274	8,721.4999
01/01/2013 to 12/31/2013	11.383274	13.529554	4,847.8526
01/01/2014 to 12/31/2014	13.529554	12.403438	0.0000
01/01/2015 to 12/31/2015	12.403438	11.980431	1,712.3067
01/01/2016 to 12/31/2016	11.980431	11.839178	1,695.6535
01/01/2017 to 12/31/2017	11.839178	14.432326	4,135.7424
01/01/2018 to 12/31/2018	14.432326	12.128826	3,854.5195
01/01/2019 to 12/31/2019	12.128826	14.432292	5,758.1274

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	12.950054	16.039473	1,165.6932
01/01/2011 to 12/31/2011	16.039473	15.019502	4,237.2435
01/01/2012 to 12/31/2012	15.019502	17.042163	6,997.5171
01/01/2013 to 12/31/2013	17.042163	23.038391	11,171.5581
01/01/2014 to 12/31/2014	23.038391	23.614862	8,699.3576
01/01/2015 to 12/31/2015	23.614862	22.063999	9,871.6220
01/01/2016 to 12/31/2016	22.063999	26.113573	3,607.1846
01/01/2017 to 12/31/2017	26.113573	29.214449	3,996.1499
01/01/2018 to 12/31/2018	29.214449	25.385615	4,597.6096
01/01/2019 to 12/31/2019	25.385615	31.107416	5,576.7347
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.050954	11.262766	63,760.7590
01/01/2011 to 12/31/2011	11.262766	11.203955	55,193.7445
01/01/2012 to 12/31/2012	11.203955	12.656124	50,634.6714
01/01/2013 to 12/31/2013	12.656124	16.313550	49,682.9904
01/01/2014 to 12/31/2014	16.313550	18.057993	43,438.7978
01/01/2015 to 12/31/2015	18.057993	17.835296	42,951.1127
01/01/2016 to 12/31/2016	17.835296	19.442911	41,709.9584
01/01/2017 to 12/31/2017	19.442911	23.071170	39,442.9561
01/01/2018 to 12/31/2018	23.071170	21.486886	38,518.4103
01/01/2019 to 12/31/2019	21.486886	27.507280	17,272.3194
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.913544	19.662878	0.0000
01/01/2014 to 12/31/2014	19.662878	21.277263	0.0000
01/01/2015 to 12/31/2015	21.277263	20.748757	0.0000
01/01/2016 to 12/31/2016	20.748757	23.169902	0.0000
01/01/2017 to 12/31/2017	23.169902	26.665911	0.0000
01/01/2018 to 12/31/2018	26.665911	23.422887	0.0000
01/01/2019 to 12/31/2019	23.422887	29.766743	2,420.3098
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.025581	8.720835	2,452.9490
01/01/2011 to 12/31/2011	8.720835	8.489024	0.0000
01/01/2012 to 12/31/2012	8.489024	9.463651	0.0000
01/01/2013 to 04/26/2013	9.463651	10.341904	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.231150	22.651961	15,791.5623
01/01/2014 to 12/31/2014	22.651961	22.103464	15,581.0022
01/01/2015 to 12/31/2015	22.103464	21.715496	15,320.3606
01/01/2016 to 12/31/2016	21.715496	25.163116	16,152.3263
01/01/2017 to 12/31/2017	25.163116	28.444049	10,650.3820
01/01/2018 to 12/31/2018	28.444049	25.891026	10,236.8218
01/01/2019 to 12/31/2019	25.891026	32.792050	9,078.9609
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.239277	14.717456	21,212.0415
01/01/2011 to 12/31/2011	14.717456	13.644963	21,589.5344
01/01/2012 to 12/31/2012	13.644963	14.059012	21,025.4366
01/01/2013 to 04/26/2013	14.059012	15.207541	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.629571	8.328847	36,340.4150
01/01/2014 to 12/31/2014	8.328847	8.871148	34,590.8664
01/01/2015 to 12/31/2015	8.871148	9.595211	33,031.9047
01/01/2016 to 12/31/2016	9.595211	9.534969	20,498.5347
01/01/2017 to 12/31/2017	9.534969	12.457089	18,599.9918
01/01/2018 to 12/31/2018	12.457089	12.049918	17,976.0970
01/01/2019 to 12/31/2019	12.049918	15.401303	19,533.0944
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.228191	6.534018	39,721.1697
01/01/2011 to 12/31/2011	6.534018	5.762466	37,817.2070
01/01/2012 to 12/31/2012	5.762466	6.322650	816,589.3828
01/01/2013 to 04/26/2013	6.322650	6.595984	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.657853	18.510258	0.0000
01/01/2011 to 12/31/2011	18.510258	15.096164	0.0000
01/01/2012 to 12/31/2012	15.096164	15.154247	0.0000
01/01/2013 to 12/31/2013	15.154247	16.427044	0.0000
01/01/2014 to 12/31/2014	16.427044	13.050972	0.0000
01/01/2015 to 12/31/2015	13.050972	8.588786	0.0000
01/01/2016 to 12/31/2016	8.588786	12.083006	0.0000
01/01/2017 to 12/31/2017	12.083006	11.739086	0.0000
01/01/2018 to 12/31/2018	11.739086	8.173247	0.0000
01/01/2019 to 12/31/2019	8.173247	8.987339	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.522493	26.341124	19,363.8787
01/01/2017 to 12/31/2017	26.341124	27.827590	19,118.2175
01/01/2018 to 12/31/2018	27.827590	26.136557	17,075.3494
01/01/2019 to 12/31/2019	26.136557	29.221910	13,891.1215
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.016618	22.131133	34,884.6993
01/01/2011 to 12/31/2011	22.131133	22.627387	23,869.2588
01/01/2012 to 12/31/2012	22.627387	25.010654	24,790.8763
01/01/2013 to 12/31/2013	25.010654	26.431856	24,757.8199
01/01/2014 to 12/31/2014	26.431856	27.118901	21,710.9488
01/01/2015 to 12/31/2015	27.118901	25.964870	19,228.8937
01/01/2016 to 04/29/2016	25.964870	26.688152	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.043639	26.902530	1,002.2247
01/01/2017 to 12/31/2017	26.902530	28.434583	995.9318
01/01/2018 to 12/31/2018	28.434583	26.736840	989.9159
01/01/2019 to 12/31/2019	26.736840	29.909541	983.8277
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.659764	12.186489	129.9118
01/01/2011 to 12/31/2011	12.186489	12.340332	934.6777
01/01/2012 to 12/31/2012	12.340332	13.459890	806.1362
01/01/2013 to 12/31/2013	13.459890	13.359447	1,978.2078
01/01/2014 to 12/31/2014	13.359447	13.656181	1,966.2762
01/01/2015 to 12/31/2015	13.656181	13.170904	1,954.7931
01/01/2016 to 04/29/2016	13.170904	13.464271	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.907545	15.391866	6,321.9762
01/01/2011 to 12/31/2011	15.391866	15.858649	5,403.9849
01/01/2012 to 12/31/2012	15.858649	15.992549	5,413.6230
01/01/2013 to 12/31/2013	15.992549	15.510668	4,847.4755
01/01/2014 to 12/31/2014	15.510668	15.567872	4,847.4755
01/01/2015 to 12/31/2015	15.567872	15.283505	4,847.4755
01/01/2016 to 12/31/2016	15.283505	15.111182	5,013.4482
01/01/2017 to 12/31/2017	15.111182	15.038511	5,000.8969
01/01/2018 to 12/31/2018	15.038511	14.819556	4,989.3043
01/01/2019 to 12/31/2019	14.819556	15.342702	4,977.9865

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.203841	10.541615	59,524.5328
01/01/2013 to 12/31/2013	10.541615	11.536399	36,221.8575
01/01/2014 to 12/31/2014	11.536399	12.193645	33,023.3202
01/01/2015 to 12/31/2015	12.193645	12.075643	38,758.8824
01/01/2016 to 12/31/2016	12.075643	12.317477	43,303.7354
01/01/2017 to 12/31/2017	12.317477	13.780252	43,967.8594
01/01/2018 to 12/31/2018	13.780252	12.621524	40,066.4896
01/01/2019 to 12/31/2019	12.621524	14.673613	31,497.5809
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.919228	9.850085	1,947,629.4852
01/01/2011 to 12/31/2011	9.850085	9.492567	1,976,358.8441
01/01/2012 to 12/31/2012	9.492567	10.610225	1,971,182.3490
01/01/2013 to 12/31/2013	10.610225	12.383129	1,826,285.4143
01/01/2014 to 12/31/2014	12.383129	12.930227	1,710,865.2948
01/01/2015 to 12/31/2015	12.930227	12.641528	1,620,524.8038
01/01/2016 to 12/31/2016	12.641528	13.419198	1,517,455.7686
01/01/2017 to 12/31/2017	13.419198	15.440724	1,353,948.3154
01/01/2018 to 12/31/2018	15.440724	14.546477	1,212,641.2014
01/01/2019 to 12/31/2019	14.546477	17.119475	1,197,167.9998
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.384885	9.369155	2,817,663.2734
01/01/2011 to 12/31/2011	9.369155	8.788721	2,687,079.2258
01/01/2012 to 12/31/2012	8.788721	10.051050	2,463,887.8125
01/01/2013 to 12/31/2013	10.051050	12.381326	2,290,343.0820
01/01/2014 to 12/31/2014	12.381326	12.969620	2,373,454.5448
01/01/2015 to 12/31/2015	12.969620	12.673624	2,329,429.6381
01/01/2016 to 12/31/2016	12.673624	13.596634	2,212,877.2558
01/01/2017 to 12/31/2017	13.596634	16.245957	2,081,095.9113
01/01/2018 to 12/31/2018	16.245957	15.071935	1,986,364.1232
01/01/2019 to 12/31/2019	15.071935	18.347787	1,685,043.1538
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.868382	9.167241	314,921.7158
01/01/2011 to 12/31/2011	9.167241	8.611175	311,322.9060
01/01/2012 to 12/31/2012	8.611175	9.954287	272,023.2623
01/01/2013 to 12/31/2013	9.954287	12.720561	231,132.7579
01/01/2014 to 12/31/2014	12.720561	13.549906	203,750.2118
01/01/2015 to 12/31/2015	13.549906	14.207554	217,568.4659
01/01/2016 to 12/31/2016	14.207554	15.261949	204,388.1148
01/01/2017 to 12/31/2017	15.261949	19.220902	194,153.9132
01/01/2018 to 12/31/2018	19.220902	18.829204	164,302.3899
01/01/2019 to 12/31/2019	18.829204	24.164145	149,823.1488

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.327990	10.094473	1,926,725.3738
01/01/2011 to 12/31/2011	10.094473	9.958552	1,676,503.4235
01/01/2012 to 12/31/2012	9.958552	10.867339	1,398,534.9254
01/01/2013 to 12/31/2013	10.867339	12.146937	1,226,806.7707
01/01/2014 to 12/31/2014	12.146937	12.689029	1,179,823.5161
01/01/2015 to 12/31/2015	12.689029	12.403158	1,070,932.1847
01/01/2016 to 12/31/2016	12.403158	13.068866	996,034.0864
01/01/2017 to 12/31/2017	13.068866	14.536774	949,737.0016
01/01/2018 to 12/31/2018	14.536774	13.823199	885,977.3277
01/01/2019 to 12/31/2019	13.823199	15.809608	822,835.6419
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.136121	11.531416	68,110.7451
01/01/2013 to 12/31/2013	11.531416	10.969004	58,404.6156
01/01/2014 to 12/31/2014	10.969004	11.232053	55,291.4275
01/01/2015 to 12/31/2015	11.232053	10.000546	67,078.1874
01/01/2016 to 12/31/2016	10.000546	10.729114	53,338.3476
01/01/2017 to 12/31/2017	10.729114	11.600119	66,174.6959
01/01/2018 to 12/31/2018	11.600119	10.695664	51,112.5773
01/01/2019 to 12/31/2019	10.695664	12.628716	42,866.5949
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.959161	10.271320	75,800.2199
01/01/2013 to 12/31/2013	10.271320	11.155889	159,477.3147
01/01/2014 to 12/31/2014	11.155889	11.634125	274,070.3383
01/01/2015 to 12/31/2015	11.634125	11.442731	320,626.0907
01/01/2016 to 12/31/2016	11.442731	11.766019	295,178.6529
01/01/2017 to 12/31/2017	11.766019	13.127394	285,601.9843
01/01/2018 to 12/31/2018	13.127394	11.995876	265,068.3517
01/01/2019 to 12/31/2019	11.995876	14.247549	178,940.0429
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.828224	20.322814	96,853.0405
01/01/2011 to 12/31/2011	20.322814	20.480040	37,350.0527
01/01/2012 to 12/31/2012	20.480040	23.499166	36,230.1210
01/01/2013 to 12/31/2013	23.499166	25.297280	38,151.8512
01/01/2014 to 12/31/2014	25.297280	25.728991	38,934.9059
01/01/2015 to 12/31/2015	25.728991	24.307983	37,720.4638
01/01/2016 to 12/31/2016	24.307983	27.279691	33,782.7707
01/01/2017 to 12/31/2017	27.279691	28.945569	33,032.5561
01/01/2018 to 12/31/2018	28.945569	27.679078	31,244.3364
01/01/2019 to 12/31/2019	27.679078	31.301342	28,904.3740
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.022737	11.497114	1,364,615.6660
01/01/2011 to 12/31/2011	11.497114	10.666773	936,437.0345
01/01/2012 to 12/31/2012	10.666773	12.260127	839,062.7299
01/01/2013 to 12/31/2013	12.260127	15.633590	777,351.3200
01/01/2014 to 12/31/2014	15.633590	16.176434	616,866.3906
01/01/2015 to 12/31/2015	16.176434	15.607765	583,894.4452
01/01/2016 to 12/31/2016	15.607765	16.747474	441,936.2983
01/01/2017 to 12/31/2017	16.747474	20.272653	365,582.4979
01/01/2018 to 12/31/2018	20.272653	17.950190	340,343.2422
01/01/2019 to 12/31/2019	17.950190	22.531250	307,241.1469

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.986072	10.438856	23,487.6249
01/01/2013 to 12/31/2013	10.438856	11.754454	95,553.5466
01/01/2014 to 12/31/2014	11.754454	12.690330	99,759.8163
01/01/2015 to 12/31/2015	12.690330	11.984397	111,978.5674
01/01/2016 to 12/31/2016	11.984397	12.787154	120,705.2240
01/01/2017 to 12/31/2017	12.787154	14.899302	161,345.4977
01/01/2018 to 12/31/2018	14.899302	13.588901	125,122.8536
01/01/2019 to 12/31/2019	13.588901	16.532968	114,173.9971
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.840417	17.519779	289,746.7062
01/01/2011 to 12/31/2011	17.519779	15.700881	254,413.5291
01/01/2012 to 12/31/2012	15.700881	18.238666	230,462.4788
01/01/2013 to 12/31/2013	18.238666	23.785204	174,443.6760
01/01/2014 to 12/31/2014	23.785204	23.821107	149,731.4938
01/01/2015 to 12/31/2015	23.821107	22.186163	133,505.4402
01/01/2016 to 12/31/2016	22.186163	28.672749	113,365.0930
01/01/2017 to 12/31/2017	28.672749	31.536022	99,877.5779
01/01/2018 to 12/31/2018	31.536022	26.318435	85,582.7137
01/01/2019 to 12/31/2019	26.318435	33.370771	76,516.0476
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.254869	12.485909	410,275.0363
01/01/2011 to 12/31/2011	12.485909	9.994683	382,555.7221
01/01/2012 to 12/31/2012	9.994683	11.699610	353,069.8090
01/01/2013 to 12/31/2013	11.699610	10.945850	349,212.7922
01/01/2014 to 12/31/2014	10.945850	10.074676	351,407.3540
01/01/2015 to 12/31/2015	10.074676	8.549479	329,244.9945
01/01/2016 to 12/31/2016	8.549479	9.386232	321,890.1046
01/01/2017 to 12/31/2017	9.386232	11.860450	296,884.3920
01/01/2018 to 12/31/2018	11.860450	10.021019	310,450.0435
01/01/2019 to 12/31/2019	10.021019	11.914219	276,401.7656
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997877	10.212345	6,039.9426
01/01/2011 to 12/31/2011	10.212345	10.257514	24,923.2211
01/01/2012 to 12/31/2012	10.257514	10.839267	27,652.8566
01/01/2013 to 12/31/2013	10.839267	11.081973	55,509.9936
01/01/2014 to 12/31/2014	11.081973	10.991845	39,286.8888
01/01/2015 to 12/31/2015	10.991845	10.732412	23,001.0540
01/01/2016 to 12/31/2016	10.732412	11.546814	28,168.9663
01/01/2017 to 12/31/2017	11.546814	11.787800	45,641.6728
01/01/2018 to 12/31/2018	11.787800	11.641551	53,291.9366
01/01/2019 to 12/31/2019	11.641551	12.268080	29,040.2965
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987878	9.757096	91,632.1430
01/01/2012 to 12/31/2012	9.757096	10.028733	72,506.4837
01/01/2013 to 12/31/2013	10.028733	9.989104	87,393.6539
01/01/2014 to 12/31/2014	9.989104	9.939505	114,407.0595
01/01/2015 to 12/31/2015	9.939505	9.725711	141,187.0018
01/01/2016 to 12/31/2016	9.725711	9.876187	127,237.9959
01/01/2017 to 12/31/2017	9.876187	9.854197	103,555.3539
01/01/2018 to 12/31/2018	9.854197	9.744165	87,276.0470
01/01/2019 to 12/31/2019	9.744165	10.039083	66,700.9404

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.886207	12.170430	5,950.1434
01/01/2011 to 12/31/2011	12.170430	11.943992	11,007.6424
01/01/2012 to 12/31/2012	11.943992	13.439500	9,315.4374
01/01/2013 to 12/31/2013	13.439500	13.370076	11,030.7084
01/01/2014 to 12/31/2014	13.370076	13.314584	9,066.3898
01/01/2015 to 12/31/2015	13.314584	12.564443	7,805.2144
01/01/2016 to 12/31/2016	12.564443	12.479398	8,287.2487
01/01/2017 to 12/31/2017	12.479398	12.305169	8,950.5226
01/01/2018 to 12/31/2018	12.305169	12.236438	8,048.2166
01/01/2019 to 12/31/2019	12.236438	12.188915	5,265.0976
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.350911	14.119798	240,895.6367
01/01/2011 to 12/31/2011	14.119798	13.126372	230,365.7004
01/01/2012 to 12/31/2012	13.126372	16.282280	207,750.3041
01/01/2013 to 12/31/2013	16.282280	16.600277	202,112.5575
01/01/2014 to 12/31/2014	16.600277	18.513524	214,136.9059
01/01/2015 to 12/31/2015	18.513524	17.973286	159,397.7474
01/01/2016 to 12/31/2016	17.973286	17.851529	152,235.4231
01/01/2017 to 12/31/2017	17.851529	19.466494	143,587.6600
01/01/2018 to 12/31/2018	19.466494	17.508413	132,459.8691
01/01/2019 to 12/31/2019	17.508413	21.516253	113,896.1007
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.165018	19.676322	339,146.0570
01/01/2011 to 12/31/2011	19.676322	16.612290	288,623.6657
01/01/2012 to 12/31/2012	16.612290	21.139984	261,418.3372
01/01/2013 to 12/31/2013	21.139984	27.161345	221,913.1567
01/01/2014 to 12/31/2014	27.161345	25.195123	219,997.1759
01/01/2015 to 12/31/2015	25.195123	23.685785	210,970.6702
01/01/2016 to 12/31/2016	23.685785	25.228651	192,959.7392
01/01/2017 to 12/31/2017	25.228651	32.400661	164,354.3281
01/01/2018 to 12/31/2018	32.400661	24.252243	159,135.9929
01/01/2019 to 12/31/2019	24.252243	29.734143	151,799.9892
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.046910	788,059.5045
01/01/2013 to 12/31/2013	1.046910	1.049991	1,179,380.9298
01/01/2014 to 12/31/2014	1.049991	1.091538	1,051,686.1128
01/01/2015 to 12/31/2015	1.091538	1.029557	959,575.7660
01/01/2016 to 12/31/2016	1.029557	1.132497	1,005,659.1375
01/01/2017 to 12/31/2017	1.132497	1.226643	927,315.1216
01/01/2018 to 12/31/2018	1.226643	1.129959	306,105.3889
01/01/2019 to 12/31/2019	1.129959	1.282581	278,226.0275
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.028080	10.209672	304,913.0645
01/01/2011 to 12/31/2011	10.209672	9.903871	259,017.2604
01/01/2012 to 12/31/2012	9.903871	11.548197	212,872.4303
01/01/2013 to 12/31/2013	11.548197	15.394522	214,901.5361
01/01/2014 to 12/31/2014	15.394522	16.569280	202,506.1390
01/01/2015 to 12/31/2015	16.569280	15.340294	213,583.0685
01/01/2016 to 12/31/2016	15.340294	17.717108	140,193.5097
01/01/2017 to 12/31/2017	17.717108	20.589148	126,187.8704
01/01/2018 to 12/31/2018	20.589148	17.806787	106,212.6083
01/01/2019 to 12/31/2019	17.806787	21.908374	90,945.5815

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.624541	15.685173	333,357.9880
01/01/2011 to 12/31/2011	15.685173	15.277443	288,892.2802
01/01/2012 to 12/31/2012	15.277443	17.783449	247,602.7989
01/01/2013 to 12/31/2013	17.783449	24.544872	220,633.8197
01/01/2014 to 12/31/2014	24.544872	26.079209	191,304.8335
01/01/2015 to 12/31/2015	26.079209	25.239059	178,301.6002
01/01/2016 to 12/31/2016	25.239059	27.692495	174,581.0684
01/01/2017 to 12/31/2017	27.692495	34.175313	158,417.3426
01/01/2018 to 12/31/2018	34.175313	30.602459	140,331.2186
01/01/2019 to 12/31/2019	30.602459	37.486685	131,352.4673
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.148910	10.594613	121,503.5234
01/01/2014 to 12/31/2014	10.594613	10.962847	116,800.1888
01/01/2015 to 12/31/2015	10.962847	10.846366	208,060.2342
01/01/2016 to 12/31/2016	10.846366	10.917691	145,052.4697
01/01/2017 to 12/31/2017	10.917691	11.106234	148,028.6966
01/01/2018 to 12/31/2018	11.106234	10.936843	150,486.8318
01/01/2019 to 12/31/2019	10.936843	11.653246	136,805.1350
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.873009	10.314243	153,300.1883
01/01/2011 to 12/31/2011	10.314243	10.743934	219,344.8366
01/01/2012 to 12/31/2012	10.743934	11.097843	138,170.4775
01/01/2013 to 04/26/2013	11.097843	11.069111	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012743	1.048954	62,070.5999
01/01/2013 to 12/31/2013	1.048954	1.146295	222,261.1257
01/01/2014 to 12/31/2014	1.146295	1.207398	335,719.4931
01/01/2015 to 12/31/2015	1.207398	1.199459	839,723.9710
01/01/2016 to 12/31/2016	1.199459	1.215296	757,334.5545
01/01/2017 to 12/31/2017	1.215296	1.395985	652,750.5901
01/01/2018 to 12/31/2018	1.395985	1.275607	580,868.4367
01/01/2019 to 12/31/2019	1.275607	1.468412	495,864.8005
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996830	1.039332	0.0000
01/01/2015 to 12/31/2015	1.039332	1.013279	6,112.7026
01/01/2016 to 12/31/2016	1.013279	1.017598	29,346.1489
01/01/2017 to 12/31/2017	1.017598	1.157180	27,361.3510
01/01/2018 to 04/30/2018	1.157180	1.127936	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.781012	12.952026	136,322.4111
01/01/2011 to 12/31/2011	12.952026	12.564113	141,859.5060
01/01/2012 to 12/31/2012	12.564113	14.464335	110,727.3157
01/01/2013 to 12/31/2013	14.464335	16.681271	87,614.5439
01/01/2014 to 12/31/2014	16.681271	16.994178	66,555.7148
01/01/2015 to 12/31/2015	16.994178	16.938228	70,571.5679
01/01/2016 to 12/31/2016	16.938228	17.474437	61,542.4059
01/01/2017 to 12/31/2017	17.474437	21.158598	56,754.8541
01/01/2018 to 12/31/2018	21.158598	19.709007	53,063.1915
01/01/2019 to 12/31/2019	19.709007	24.747400	38,038.1603

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.108653	7.445477	792,115.7498
01/01/2011 to 12/31/2011	7.445477	7.569276	987,716.1050
01/01/2012 to 12/31/2012	7.569276	8.831514	889,674.6582
01/01/2013 to 12/31/2013	8.831514	12.661135	775,042.2623
01/01/2014 to 12/31/2014	12.661135	14.821679	715,108.2165
01/01/2015 to 12/31/2015	14.821679	14.004631	644,470.0476
01/01/2016 to 12/31/2016	14.004631	14.158857	590,531.9826
01/01/2017 to 12/31/2017	14.158857	16.508125	545,385.2763
01/01/2018 to 12/31/2018	16.508125	15.105639	488,259.0939
01/01/2019 to 12/31/2019	15.105639	18.378826	441,697.6879
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	144.950960	148.918147	0.0000
01/01/2011 to 12/31/2011	148.918147	135.568725	295.6237
01/01/2012 to 12/31/2012	135.568725	163.525609	1,460.4416
01/01/2013 to 12/31/2013	163.525609	207.359268	4,776.4480
01/01/2014 to 04/25/2014	207.359268	215.822643	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.269067	6.625444	357,682.8321
01/01/2011 to 04/29/2011	6.625444	7.041458	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078945	1.127041	0.0000
01/01/2014 to 12/31/2014	1.127041	1.212477	65,724.1605
01/01/2015 to 12/31/2015	1.212477	1.179361	356,048.5468
01/01/2016 to 12/31/2016	1.179361	1.211868	289,307.3554
01/01/2017 to 12/31/2017	1.211868	1.378757	308,261.1273
01/01/2018 to 12/31/2018	1.378757	1.259900	296,921.2783
01/01/2019 to 12/31/2019	1.259900	1.509852	228,679.0471
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.063369	14.336647	491,102.2681
01/01/2011 to 12/31/2011	14.336647	12.610368	452,308.2946
01/01/2012 to 12/31/2012	12.610368	14.497083	418,999.9565
01/01/2013 to 12/31/2013	14.497083	17.025678	363,367.1525
01/01/2014 to 12/31/2014	17.025678	15.598789	330,191.4479
01/01/2015 to 12/31/2015	15.598789	15.086420	306,172.7989
01/01/2016 to 12/31/2016	15.086420	14.724356	294,860.3479
01/01/2017 to 12/31/2017	14.724356	18.580583	256,382.9504
01/01/2018 to 12/31/2018	18.580583	15.732848	227,677.9070
01/01/2019 to 12/31/2019	15.732848	19.877033	204,752.2524
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999788	1.034516	0.0000
01/01/2015 to 12/31/2015	1.034516	0.962815	0.0000
01/01/2016 to 12/31/2016	0.962815	1.053457	0.0000
01/01/2017 to 12/31/2017	1.053457	1.167975	0.0000
01/01/2018 to 12/31/2018	1.167975	1.062612	0.0000
01/01/2019 to 12/31/2019	1.062612	1.276389	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.834995	13.618440	474,352.0973
01/01/2011 to 12/31/2011	13.618440	14.903492	444,779.5970
01/01/2012 to 12/31/2012	14.903492	16.013001	422,754.5344
01/01/2013 to 12/31/2013	16.013001	14.304314	328,697.5153
01/01/2014 to 12/31/2014	14.304314	14.491787	288,900.9516
01/01/2015 to 12/31/2015	14.491787	13.825127	255,596.5978
01/01/2016 to 12/31/2016	13.825127	14.290930	238,717.0241
01/01/2017 to 12/31/2017	14.290930	14.559693	234,212.3216
01/01/2018 to 12/31/2018	14.559693	13.989204	216,795.7913
01/01/2019 to 12/31/2019	13.989204	14.913228	196,627.1122
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.155905	16.142116	1,292,032.1519
01/01/2011 to 12/31/2011	16.142116	16.398294	1,192,865.4435
01/01/2012 to 12/31/2012	16.398294	17.641576	1,145,734.6700
01/01/2013 to 12/31/2013	17.641576	17.037533	1,046,588.4881
01/01/2014 to 12/31/2014	17.037533	17.478695	876,449.6340
01/01/2015 to 12/31/2015	17.478695	17.210733	741,494.2528
01/01/2016 to 12/31/2016	17.210733	17.388274	669,148.9329
01/01/2017 to 12/31/2017	17.388274	17.892139	626,467.2323
01/01/2018 to 12/31/2018	17.892139	17.574968	550,939.5680
01/01/2019 to 12/31/2019	17.574968	18.768950	509,690.2504
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215677	10.741899	2,754.7806
01/01/2014 to 12/31/2014	10.741899	11.490620	7,922.8233
01/01/2015 to 12/31/2015	11.490620	11.172311	37,538.5190
01/01/2016 to 12/31/2016	11.172311	11.502747	33,805.7209
01/01/2017 to 12/31/2017	11.502747	13.191944	48,216.7330
01/01/2018 to 04/30/2018	13.191944	12.610832	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.067048	102,507.6832
01/01/2013 to 12/31/2013	1.067048	1.156866	90,431.3613
01/01/2014 to 12/31/2014	1.156866	1.227228	121,820.1471
01/01/2015 to 12/31/2015	1.227228	1.197730	123,211.9457
01/01/2016 to 12/31/2016	1.197730	1.245977	67,341.1600
01/01/2017 to 12/31/2017	1.245977	1.402257	107,261.9947
01/01/2018 to 12/31/2018	1.402257	1.250468	567,515.4660
01/01/2019 to 12/31/2019	1.250468	1.495857	460,668.0080
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.488347	11.591023	287,201.3153
01/01/2011 to 12/31/2011	11.591023	11.534218	240,756.1157
01/01/2012 to 12/31/2012	11.534218	12.814640	200,506.0584
01/01/2013 to 12/31/2013	12.814640	14.249194	159,708.6713
01/01/2014 to 12/31/2014	14.249194	14.845443	154,433.3538
01/01/2015 to 12/31/2015	14.845443	14.330148	146,640.4199
01/01/2016 to 12/31/2016	14.330148	14.925871	145,163.9856
01/01/2017 to 12/31/2017	14.925871	17.027833	142,874.3445
01/01/2018 to 12/31/2018	17.027833	15.671488	131,349.1164
01/01/2019 to 12/31/2019	15.671488	18.456262	125,993.5515

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.940016	11.172483	207,630.6194
01/01/2011 to 12/31/2011	11.172483	10.766774	210,262.8165
01/01/2012 to 12/31/2012	10.766774	12.193838	170,007.8619
01/01/2013 to 12/31/2013	12.193838	14.176143	116,431.9234
01/01/2014 to 12/31/2014	14.176143	14.708912	157,390.2312
01/01/2015 to 12/31/2015	14.708912	14.147975	147,543.4499
01/01/2016 to 12/31/2016	14.147975	14.888720	136,682.0295
01/01/2017 to 12/31/2017	14.888720	17.539128	129,931.3714
01/01/2018 to 12/31/2018	17.539128	15.757446	123,689.6738
01/01/2019 to 12/31/2019	15.757446	18.997218	108,282.0591
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	41.928431	48.309957	368,915.5742
01/01/2011 to 12/31/2011	48.309957	45.660800	327,734.0317
01/01/2012 to 12/31/2012	45.660800	53.037202	287,622.0925
01/01/2013 to 12/31/2013	53.037202	69.859904	250,679.3885
01/01/2014 to 12/31/2014	69.859904	77.920551	217,560.0163
01/01/2015 to 12/31/2015	77.920551	73.970867	198,848.7158
01/01/2016 to 12/31/2016	73.970867	84.445625	176,562.6328
01/01/2017 to 12/31/2017	84.445625	97.243166	152,568.6868
01/01/2018 to 12/31/2018	97.243166	86.970805	137,744.3331
01/01/2019 to 12/31/2019	86.970805	108.340212	122,165.3658
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.214937	10.327880	562,329.8372
01/01/2011 to 12/31/2011	10.327880	10.001799	503,082.1328
01/01/2012 to 12/31/2012	10.001799	11.194572	449,918.8428
01/01/2013 to 12/31/2013	11.194572	15.054336	415,092.9530
01/01/2014 to 12/31/2014	15.054336	16.716356	319,662.6802
01/01/2015 to 12/31/2015	16.716356	17.557671	298,017.7516
01/01/2016 to 12/31/2016	17.557671	18.362182	262,004.1965
01/01/2017 to 12/31/2017	18.362182	22.554323	226,444.5551
01/01/2018 to 12/31/2018	22.554323	21.718896	197,130.2727
01/01/2019 to 12/31/2019	21.718896	28.028745	179,352.4659
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	20.617392	25.482748	252,852.3917
01/01/2011 to 12/31/2011	25.482748	24.163669	228,905.9807
01/01/2012 to 12/31/2012	24.163669	27.286655	206,980.4171
01/01/2013 to 12/31/2013	27.286655	35.009194	181,363.9431
01/01/2014 to 12/31/2014	35.009194	37.794846	163,192.9543
01/01/2015 to 12/31/2015	37.794846	33.871234	148,129.3582
01/01/2016 to 12/31/2016	33.871234	38.520988	136,330.0587
01/01/2017 to 12/31/2017	38.520988	41.524031	118,601.9097
01/01/2018 to 12/31/2018	41.524031	36.733490	107,129.9402
01/01/2019 to 12/31/2019	36.733490	46.652017	97,590.8490

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.563686	15.368239	124,562.1973
01/01/2011 to 12/31/2011	15.368239	14.180003	106,829.9427
01/01/2012 to 12/31/2012	14.180003	16.490228	101,588.8933
01/01/2013 to 12/31/2013	16.490228	21.538023	69,225.0241
01/01/2014 to 12/31/2014	21.538023	24.012189	63,894.6203
01/01/2015 to 12/31/2015	24.012189	21.486918	69,446.3544
01/01/2016 to 12/31/2016	21.486918	23.945575	60,080.9011
01/01/2017 to 12/31/2017	23.945575	26.122399	55,763.7360
01/01/2018 to 12/31/2018	26.122399	22.300129	36,026.3233
01/01/2019 to 12/31/2019	22.300129	29.758998	26,292.4248
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.756296	10.911620	6,476.7238
01/01/2013 to 12/31/2013	10.911620	10.258227	0.0000
01/01/2014 to 12/31/2014	10.258227	10.863707	786.7459
01/01/2015 to 12/31/2015	10.863707	10.742623	9,706.4907
01/01/2016 to 12/31/2016	10.742623	10.716734	31,806.4985
01/01/2017 to 12/31/2017	10.716734	10.826700	25,240.6615
01/01/2018 to 12/31/2018	10.826700	10.652354	24,236.3111
01/01/2019 to 12/31/2019	10.652354	11.274486	22,740.7621
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.935607	15.277449	192,488.4935
01/01/2014 to 12/31/2014	15.277449	14.539548	187,807.2959
01/01/2015 to 12/31/2015	14.539548	14.005246	184,856.7534
01/01/2016 to 12/31/2016	14.005246	14.486334	177,379.1753
01/01/2017 to 12/31/2017	14.486334	19.240928	149,799.6535
01/01/2018 to 12/31/2018	19.240928	15.686640	160,167.1311
01/01/2019 to 12/31/2019	15.686640	20.450693	144,889.5737
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.490229	8.935936	251,717.4143
01/01/2011 to 12/31/2011	8.935936	7.541827	255,756.1243
01/01/2012 to 12/31/2012	7.541827	8.720379	229,064.7049
01/01/2013 to 04/26/2013	8.720379	9.039946	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.588094	10.425239	1,205,546.9615
01/01/2011 to 12/31/2011	10.425239	10.265326	942,625.3766
01/01/2012 to 12/31/2012	10.265326	10.106578	1,086,706.2707
01/01/2013 to 12/31/2013	10.106578	9.951130	792,241.1538
01/01/2014 to 12/31/2014	9.951130	9.798073	728,579.0273
01/01/2015 to 12/31/2015	9.798073	9.647370	553,699.2579
01/01/2016 to 12/31/2016	9.647370	9.509638	430,954.4504
01/01/2017 to 12/31/2017	9.509638	9.423196	360,244.4225
01/01/2018 to 12/31/2018	9.423196	9.421174	304,406.8942
01/01/2019 to 12/31/2019	9.421174	9.450492	255,188.0225

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.760325	14.018688	3,221.2296
01/01/2015 to 12/31/2015	14.018688	13.722248	56,458.9711
01/01/2016 to 12/31/2016	13.722248	14.123267	17,776.6578
01/01/2017 to 12/31/2017	14.123267	14.870691	14,399.9895
01/01/2018 to 12/31/2018	14.870691	14.258445	11,326.9760
01/01/2019 to 12/31/2019	14.258445	15.686832	29,397.0099
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.967254	11.975937	2,177,429.4981
01/01/2011 to 12/31/2011	11.975937	12.001477	2,115,155.9229
01/01/2012 to 12/31/2012	12.001477	13.105255	2,297,530.1270
01/01/2013 to 12/31/2013	13.105255	14.075290	1,879,942.8260
01/01/2014 to 04/25/2014	14.075290	14.184385	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.879096	12.040052	3,901,048.6063
01/01/2011 to 12/31/2011	12.040052	11.841405	3,935,094.1230
01/01/2012 to 12/31/2012	11.841405	13.103329	3,530,442.6122
01/01/2013 to 12/31/2013	13.103329	14.737182	3,171,181.0548
01/01/2014 to 04/25/2014	14.737182	14.795444	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.356889	14.743659	4,407,926.8676
01/01/2015 to 12/31/2015	14.743659	14.361077	3,810,842.1741
01/01/2016 to 12/31/2016	14.361077	15.001028	3,360,808.9284
01/01/2017 to 12/31/2017	15.001028	16.342905	2,950,443.7891
01/01/2018 to 12/31/2018	16.342905	15.382035	2,618,545.0853
01/01/2019 to 12/31/2019	15.382035	17.507539	2,325,648.4989
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.569112	11.820410	9,751,532.9934
01/01/2011 to 12/31/2011	11.820410	11.440794	9,159,590.7551
01/01/2012 to 12/31/2012	11.440794	12.833143	8,345,063.0100
01/01/2013 to 12/31/2013	12.833143	15.089511	7,600,157.5873
01/01/2014 to 04/25/2014	15.089511	15.103578	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.764283	15.276918	7,087,722.8999
01/01/2015 to 12/31/2015	15.276918	14.851241	6,334,125.1094
01/01/2016 to 12/31/2016	14.851241	15.661820	5,563,139.0912
01/01/2017 to 12/31/2017	15.661820	17.693422	4,920,385.3592
01/01/2018 to 12/31/2018	17.693422	16.352882	4,238,979.1367
01/01/2019 to 12/31/2019	16.352882	19.228820	3,705,827.5266
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.294738	11.706585	11,011,636.7263
01/01/2011 to 12/31/2011	11.706585	11.080407	10,438,656.6604
01/01/2012 to 12/31/2012	11.080407	12.624065	9,999,961.7509
01/01/2013 to 12/31/2013	12.624065	15.651096	10,020,906.3295
01/01/2014 to 04/25/2014	15.651096	15.580490	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.893585	9.636546	1,095,803.9949
01/01/2011 to 12/31/2011	9.636546	9.321590	950,200.6864
01/01/2012 to 12/31/2012	9.321590	10.657275	978,490.6907
01/01/2013 to 04/26/2013	10.657275	11.467659	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.737691	15.337387	9,384,594.2136
01/01/2015 to 12/31/2015	15.337387	14.845337	8,521,779.2866
01/01/2016 to 12/31/2016	14.845337	15.806947	7,598,153.7707
01/01/2017 to 12/31/2017	15.806947	18.546910	6,580,122.1484
01/01/2018 to 12/31/2018	18.546910	16.778775	5,915,747.4873
01/01/2019 to 12/31/2019	16.778775	20.440759	5,200,738.4810
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.097394	13.669557	225,373.0875
01/01/2011 to 12/31/2011	13.669557	14.333336	234,294.1868
01/01/2012 to 12/31/2012	14.333336	15.746118	196,773.5114
01/01/2013 to 12/31/2013	15.746118	21.164392	184,312.5602
01/01/2014 to 12/31/2014	21.164392	21.187694	151,309.0082
01/01/2015 to 12/31/2015	21.187694	18.845513	135,193.3847
01/01/2016 to 12/31/2016	18.845513	22.758926	122,700.7838
01/01/2017 to 12/31/2017	22.758926	25.219918	105,549.1091
01/01/2018 to 12/31/2018	25.219918	21.498260	93,751.9097
01/01/2019 to 12/31/2019	21.498260	26.129078	85,433.6883
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.239504	17.187816	3,017.5166
01/01/2011 to 12/31/2011	17.187816	14.173361	5,191.3554
01/01/2012 to 12/31/2012	14.173361	16.452693	5,247.6354
01/01/2013 to 12/31/2013	16.452693	20.671154	8,103.1670
01/01/2014 to 12/31/2014	20.671154	18.990638	6,421.8870
01/01/2015 to 12/31/2015	18.990638	19.774671	6,500.9857
01/01/2016 to 12/31/2016	19.774671	20.604970	9,604.4152
01/01/2017 to 12/31/2017	20.604970	26.466362	6,915.4402
01/01/2018 to 12/31/2018	26.466362	20.698996	12,283.5003
01/01/2019 to 12/31/2019	20.698996	25.075253	10,578.8550
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.501097	22.879860	26,723.1681
01/01/2017 to 12/31/2017	22.879860	26.766501	33,446.5316
01/01/2018 to 12/31/2018	26.766501	26.259523	30,447.9329
01/01/2019 to 12/31/2019	26.259523	33.778963	38,706.4978
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.037793	18.306978	42,135.0744
01/01/2011 to 12/31/2011	18.306978	17.147741	35,679.2868
01/01/2012 to 12/31/2012	17.147741	18.634623	34,442.5326
01/01/2013 to 12/31/2013	18.634623	24.350383	36,693.2866
01/01/2014 to 12/31/2014	24.350383	26.596808	25,881.8827
01/01/2015 to 12/31/2015	26.596808	26.122100	23,287.7644
01/01/2016 to 04/29/2016	26.122100	26.272271	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.513436	12.676051	1,115,707.0529
01/01/2011 to 12/31/2011	12.676051	11.959860	1,027,299.5651
01/01/2012 to 12/31/2012	11.959860	13.270583	935,096.9332
01/01/2013 to 12/31/2013	13.270583	17.447529	772,027.7312
01/01/2014 to 12/31/2014	17.447529	18.973811	645,530.0514
01/01/2015 to 12/31/2015	18.973811	19.105426	559,895.7047
01/01/2016 to 12/31/2016	19.105426	20.157035	504,086.0079
01/01/2017 to 12/31/2017	20.157035	23.603074	436,906.2357
01/01/2018 to 12/31/2018	23.603074	23.180125	371,351.4535
01/01/2019 to 12/31/2019	23.180125	29.846783	315,897.0948
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.819915	17.648988	63,399.9737
01/01/2014 to 12/31/2014	17.648988	19.267510	45,332.7249
01/01/2015 to 12/31/2015	19.267510	19.465214	43,015.5202
01/01/2016 to 12/31/2016	19.465214	20.154346	41,501.3431
01/01/2017 to 12/31/2017	20.154346	24.793722	33,903.6783
01/01/2018 to 12/31/2018	24.793722	22.969768	28,574.4521
01/01/2019 to 12/31/2019	22.969768	30.043425	26,025.3941
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.464744	14.354847	75,894.6757
01/01/2011 to 12/31/2011	14.354847	13.079300	95,516.9448
01/01/2012 to 12/31/2012	13.079300	13.652250	81,391.2387
01/01/2013 to 04/26/2013	13.652250	14.724380	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.090236	12.155181	344,473.9317
01/01/2011 to 12/31/2011	12.155181	11.995148	324,999.5625
01/01/2012 to 12/31/2012	11.995148	13.646987	544,829.0387
01/01/2013 to 12/31/2013	13.646987	18.372896	462,359.5514
01/01/2014 to 12/31/2014	18.372896	19.672009	405,129.0160
01/01/2015 to 12/31/2015	19.672009	21.410904	349,058.0769
01/01/2016 to 12/31/2016	21.410904	21.054233	307,976.1702
01/01/2017 to 12/31/2017	21.054233	28.399643	254,753.3264
01/01/2018 to 12/31/2018	28.399643	27.992247	243,147.3140
01/01/2019 to 12/31/2019	27.992247	36.517974	222,723.4888
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.940210	7.884813	154,646.0355
01/01/2011 to 12/31/2011	7.884813	7.465675	218,057.8904
01/01/2012 to 12/31/2012	7.465675	8.281762	145,710.4554
01/01/2013 to 04/26/2013	8.281762	8.895884	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.692918	8.286415	492,118.1202
01/01/2011 to 12/31/2011	8.286415	8.046579	434,488.9432
01/01/2012 to 04/27/2012	8.046579	9.047954	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	14.675475	15.266288	8,220.3652
01/01/2011 to 12/31/2011	15.266288	16.106936	12,950.0858
01/01/2012 to 12/31/2012	16.106936	16.426112	9,286.0906
01/01/2013 to 12/31/2013	16.426112	15.757749	36,995.0079
01/01/2014 to 12/31/2014	15.757749	16.362498	40,853.4368
01/01/2015 to 12/31/2015	16.362498	16.101757	39,077.4757
01/01/2016 to 12/31/2016	16.101757	16.184897	10,074.0474
01/01/2017 to 12/31/2017	16.184897	16.404789	7,563.9887
01/01/2018 to 12/31/2018	16.404789	16.071783	5,073.0736
01/01/2019 to 12/31/2019	16.071783	17.144829	3,491.4694
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.616598	16.882236	2,093.8174
01/01/2011 to 12/31/2011	16.882236	16.250831	6,628.1527
01/01/2012 to 12/31/2012	16.250831	18.762206	8,509.7577
01/01/2013 to 12/31/2013	18.762206	24.524407	8,608.0435
01/01/2014 to 12/31/2014	24.524407	26.371729	15,135.3832
01/01/2015 to 12/31/2015	26.371729	25.270873	11,757.7587
01/01/2016 to 12/31/2016	25.270873	29.879244	13,165.6258
01/01/2017 to 12/31/2017	29.879244	34.011526	12,324.0977
01/01/2018 to 12/31/2018	34.011526	29.612989	12,848.7915
01/01/2019 to 12/31/2019	29.612989	36.604254	11,743.6754
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.694698	12.408974	1,637.9808
01/01/2011 to 12/31/2011	12.408974	10.672477	1,743.8301
01/01/2012 to 12/31/2012	10.672477	12.392538	0.0000
01/01/2013 to 12/31/2013	12.392538	14.817713	0.0000
01/01/2014 to 12/31/2014	14.817713	13.666180	4,931.6370
01/01/2015 to 12/31/2015	13.666180	13.279593	5,692.6090
01/01/2016 to 12/31/2016	13.279593	13.202006	5,518.6401
01/01/2017 to 12/31/2017	13.202006	16.190161	4,169.8870
01/01/2018 to 12/31/2018	16.190161	13.688520	4,181.3217
01/01/2019 to 12/31/2019	13.688520	16.386200	3,848.5209
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.846549	17.252923	4,759.2141
01/01/2011 to 12/31/2011	17.252923	16.252871	1,396.6129
01/01/2012 to 12/31/2012	16.252871	18.553158	458.4027
01/01/2013 to 12/31/2013	18.553158	25.231826	5,375.8055
01/01/2014 to 12/31/2014	25.231826	26.018865	7,576.8983
01/01/2015 to 12/31/2015	26.018865	24.456492	16,079.5753
01/01/2016 to 12/31/2016	24.456492	29.119298	14,442.7159
01/01/2017 to 12/31/2017	29.119298	32.772535	19,426.3391
01/01/2018 to 12/31/2018	32.772535	28.649896	18,385.4648
01/01/2019 to 12/31/2019	28.649896	35.318696	11,356.5076

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.446974	11.779268	168,592.6342
01/01/2011 to 12/31/2011	11.779268	11.790488	177,264.0412
01/01/2012 to 12/31/2012	11.790488	13.401926	146,636.0088
01/01/2013 to 12/31/2013	13.401926	17.382241	96,688.3209
01/01/2014 to 12/31/2014	17.382241	19.360613	110,598.1876
01/01/2015 to 12/31/2015	19.360613	19.240792	117,904.1059
01/01/2016 to 12/31/2016	19.240792	21.105509	135,333.5059
01/01/2017 to 12/31/2017	21.105509	25.199240	116,135.9234
01/01/2018 to 12/31/2018	25.199240	23.615685	104,592.6238
01/01/2019 to 12/31/2019	23.615685	30.420517	86,545.9469
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.482830	21.574246	97,607.7969
01/01/2014 to 12/31/2014	21.574246	23.486045	91,526.4498
01/01/2015 to 12/31/2015	23.486045	23.040527	79,534.8769
01/01/2016 to 12/31/2016	23.040527	25.883901	118,408.1360
01/01/2017 to 12/31/2017	25.883901	29.968084	103,876.3246
01/01/2018 to 12/31/2018	29.968084	26.482898	90,662.7328
01/01/2019 to 12/31/2019	26.482898	33.858029	76,746.3758
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.107374	8.862691	172,740.9336
01/01/2011 to 12/31/2011	8.862691	8.678933	201,264.2905
01/01/2012 to 12/31/2012	8.678933	9.733885	173,253.4134
01/01/2013 to 04/26/2013	9.733885	10.657517	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.689669	24.563132	61,532.2303
01/01/2014 to 12/31/2014	24.563132	24.112658	55,751.6903
01/01/2015 to 12/31/2015	24.112658	23.832007	42,427.8436
01/01/2016 to 12/31/2016	23.832007	27.781792	32,872.7784
01/01/2017 to 12/31/2017	27.781792	31.592581	29,964.3658
01/01/2018 to 12/31/2018	31.592581	28.931129	23,931.7502
01/01/2019 to 12/31/2019	28.931129	36.862947	25,667.0172
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.709651	15.374940	133,230.1827
01/01/2011 to 12/31/2011	15.374940	14.340195	101,338.5884
01/01/2012 to 12/31/2012	14.340195	14.864760	84,563.8075
01/01/2013 to 04/26/2013	14.864760	16.109809	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.050592	21.507664	251,683.9892
01/01/2014 to 12/31/2014	21.507664	23.045926	246,563.2527
01/01/2015 to 12/31/2015	23.045926	25.076944	196,554.6495
01/01/2016 to 12/31/2016	25.076944	25.069466	204,086.7472
01/01/2017 to 12/31/2017	25.069466	32.948697	168,420.5147
01/01/2018 to 12/31/2018	32.948697	32.064718	165,108.9409
01/01/2019 to 12/31/2019	32.064718	41.229324	156,314.9328
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.424533	6.820134	320,664.4901
01/01/2011 to 12/31/2011	6.820134	6.050937	354,105.7174
01/01/2012 to 12/31/2012	6.050937	6.679328	280,696.4979
01/01/2013 to 04/26/2013	6.679328	6.981386	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.761175	18.752786	6,699.3213
01/01/2011 to 12/31/2011	18.752786	15.385924	7,572.2550
01/01/2012 to 12/31/2012	15.385924	15.538597	7,769.1703
01/01/2013 to 12/31/2013	15.538597	16.945060	15,135.0075
01/01/2014 to 12/31/2014	16.945060	13.543729	19,102.5613
01/01/2015 to 12/31/2015	13.543729	8.966866	22,620.1173
01/01/2016 to 12/31/2016	8.966866	12.690791	15,938.0666
01/01/2017 to 12/31/2017	12.690791	12.403550	17,378.9585
01/01/2018 to 12/31/2018	12.403550	8.688229	17,638.1914
01/01/2019 to 12/31/2019	8.688229	9.611099	16,484.4852
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.039245	30.090112	206,291.0521
01/01/2017 to 12/31/2017	30.090112	31.978866	182,847.5949
01/01/2018 to 12/31/2018	31.978866	30.217360	161,361.5785
01/01/2019 to 12/31/2019	30.217360	33.987699	151,664.4072
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.768373	23.100413	428,787.0772
01/01/2011 to 12/31/2011	23.100413	23.760160	363,408.0986
01/01/2012 to 12/31/2012	23.760160	26.421594	324,381.2024
01/01/2013 to 12/31/2013	26.421594	28.090996	292,012.0085
01/01/2014 to 12/31/2014	28.090996	28.994604	251,190.3341
01/01/2015 to 12/31/2015	28.994604	27.927877	223,421.9125
01/01/2016 to 04/29/2016	27.927877	28.762516	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.632173	30.731389	25,571.7670
01/01/2017 to 12/31/2017	30.731389	32.676377	25,369.2036
01/01/2018 to 12/31/2018	32.676377	30.911338	23,373.9114
01/01/2019 to 12/31/2019	30.911338	34.787436	14,737.4131
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	23.229967	24.376105	8,891.5389
01/01/2011 to 12/31/2011	24.376105	24.831966	16,152.9711
01/01/2012 to 12/31/2012	24.831966	27.248639	26,183.7495
01/01/2013 to 12/31/2013	27.248639	27.208078	34,966.6484
01/01/2014 to 12/31/2014	27.208078	27.979779	51,296.6141
01/01/2015 to 12/31/2015	27.979779	27.147941	36,587.9580
01/01/2016 to 04/29/2016	27.147941	27.807423	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.328707	16.960653	52,317.2259
01/01/2011 to 12/31/2011	16.960653	17.579867	17,883.7229
01/01/2012 to 12/31/2012	17.579867	17.835571	14,057.1652
01/01/2013 to 12/31/2013	17.835571	17.402272	11,054.6297
01/01/2014 to 12/31/2014	17.402272	17.571568	8,437.0857
01/01/2015 to 12/31/2015	17.571568	17.354429	7,964.1831
01/01/2016 to 12/31/2016	17.354429	17.262024	8,606.0275
01/01/2017 to 12/31/2017	17.262024	17.282114	8,606.5696
01/01/2018 to 12/31/2018	17.282114	17.133556	6,522.2497
01/01/2019 to 12/31/2019	17.133556	17.845133	4,832.7435

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

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APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)

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APPENDIX C
EDCA Examples with Multiple Purchase Payments
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $12,000 Purchase Payment plus the 5% Purchase Payment Credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $6,000 plus the 5% Purchase Payment Credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,600	$2,000	$10,600	$10,600
2		$2,000	$ 8,626	$ 8,626
3		$2,000	$ 6,647	$ 6,647
4*	$ 6,300	$3,000	$ 9,964	$ 3,664	$6,300
5		$3,000	$ 6,988	$ 673	$6,316
6		$3,000	$ 4,006	0	$4,006
7		$3,000	$ 1,015	0	$1,015
8		$1,018	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $300 is added to the EDCA Account. This amount ($6,300) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,664 in the 1st Payment Bucket ($6,647 (1st Payment Bucket Account Value from the 3rd month) + $17 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,664). The total EDCA Account Value at the beginning of the 4th month is $9,964 ($3,664 in the 1st Payment Bucket + $6,300 in the 2nd Payment Bucket = $9,964).
C-1

12-Month EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $24,000 Purchase Payment plus the 5% Purchase Payment Credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $12,000 plus the 5% Purchase Payment Credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$25,200	$2,000	$23,200	$23,200
2		$2,000	$21,257	$21,257
3		$2,000	$19,310	$19,310
4		$2,000	$17,357	$17,357
5		$2,000	$15,400	$15,400
6*	$12,600	$3,000	$25,038	$12,438	$12,600
7		$3,000	$22,100	$ 9,469	$12,631
8		$3,000	$19,154	$ 6,492	$12,662
9		$3,000	$16,202	$ 3,508	$12,693
10		$3,000	$13,242	$ 517	$12,725
11		$3,000	$10,274	0	$10,274
12		$3,000	$ 7,300	0	$ 7,300
13		$3,000	$ 4,318	0	$ 4,318
14		$3,000	$ 1,328	0	$ 1,328
15		$1,331	0	0	0
*At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $600 is added to the EDCA Account. This amount ($12,600) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,438 in the 1st Payment Bucket ($15,400 (1st Payment Bucket Account Value from the 5th month) + $38 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,438). The total EDCA Account Value at the beginning of the 6th month is $25,038 ($12,438 in the 1st Payment Bucket + $12,600 in the 2nd Payment Bucket = $25,038).
C-2

APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase
Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
         Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)
         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.
(5)	The Guaranteed Principal Option — GMIB Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and

(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2020	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2021	$104,000 (= greater of A and B)
D	Account Value	9/1/2022 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2022	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2022	$9,000
G	Percentage Reduction in Account Value	9/2/2022	10% (= F/D)
H	Account Value after Withdrawal	9/2/2022	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2022	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2022	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2022 and 9/2/2022 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2020	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2021	$104,000 (= greater of A and B)
D	Account Value	9/1/2022 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2022	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2022	$9,000
G	Percentage Reduction in Account Value	9/2/2022	10% (= F/D)
H	Account Value after Withdrawal	9/2/2022	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2022	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2022	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2022 and 9/2/2022 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2020	$100,000
B	Account Value	9/1/2020 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2021	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2021	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2021	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2022 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2022	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2022	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2022	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2022	$9,000
G	Percentage Reduction in Account Value	9/2/2022	10% (= F/D)
H	Account Value after Withdrawal	9/2/2022	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2022	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2022	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2022	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2022 and 9/2/2022 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit I
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account C
and
Brighthouse Life Insurance Company
Class XC
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.
This Statement of Additional Information is dated May 1, 2020.
SAI-0520BLICMOXC

COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
SERVICES
BLIC maintains certain books and records of Brighthouse Variable Annuity Account C (the “Separate Account”) and provides certain issuance and other administrative services for the Contracts. Pursuant to service agreements, certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC were performed by MetLife Services and Solutions, LLC for the period ended September 30, 2019, and by

Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., for the period beginning October 1, 2019.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road,
Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Distributor was the recipient of these commissions thereafter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2019 ranged from $200 to $12,617,284.* The amount of commissions paid to selected selling firms during 2019 ranged from $4,572 to $54,405,617. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2019 ranged from $1,000 to $60,643,801.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2019 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
AXA Network LLC
BB&T Investment Division of BB&T Securities, LLC
Beaconsfield Financial Services, Inc.
Benjamin R. Edwards & Co.
Berthel Fisher Company
BOK Financial Advisors
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Citizens Investment Services, Inc.
First Command Financial Planning, Inc.
Founders Financial Securities, LLC
FTB Advisors, Inc.
Girard Securities, Inc.
GWN Securities Corporation
Hazard & Siegel, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Merrill Lynch, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
Money Concepts Capital Corp
Navy Federal Brokerage Services, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc.
Simplicity Financial Services
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SWBC Investment Services, LLC
Synovus Securities, Inc.
TFS Securities, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica financial Advisors, Inc.

Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners Financial Services
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
CALCULATION OF PERFORMANCE INFORMATION
Total Return
From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.
Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
        P (1 + T)n  =  ERV
Where:
         P  =  a hypothetical initial payment of $1,000
         T  =  average annual total return
         n  =  number of years
ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated.

This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.08% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k) : elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2019. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.193556	10.523925	23,150.1404
01/01/2013 to 12/31/2013	10.523925	11.505530	36,296.3676
01/01/2014 to 12/31/2014	11.505530	12.148862	38,075.9934
01/01/2015 to 12/31/2015	12.148862	12.019266	29,361.1518
01/01/2016 to 12/31/2016	12.019266	12.247718	16,662.3762
01/01/2017 to 12/31/2017	12.247718	13.688555	15,409.8922
01/01/2018 to 12/31/2018	13.688555	12.524929	15,726.1556
01/01/2019 to 12/31/2019	12.524929	14.546761	15,057.9836
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.904173	9.823637	437,715.0320
01/01/2011 to 12/31/2011	9.823637	9.457635	619,858.7223
01/01/2012 to 12/31/2012	9.457635	10.560561	527,047.5359
01/01/2013 to 12/31/2013	10.560561	12.312852	466,188.9874
01/01/2014 to 12/31/2014	12.312852	12.843992	437,931.4081
01/01/2015 to 12/31/2015	12.843992	12.544662	284,954.3788
01/01/2016 to 12/31/2016	12.544662	13.303065	273,602.2685
01/01/2017 to 12/31/2017	13.303065	15.291847	258,096.0554
01/01/2018 to 12/31/2018	15.291847	14.391735	228,146.1054
01/01/2019 to 12/31/2019	14.391735	16.920435	198,864.8017
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.370726	9.343994	362,485.6331
01/01/2011 to 12/31/2011	9.343994	8.756372	392,835.4769
01/01/2012 to 12/31/2012	8.756372	10.003997	364,710.5667
01/01/2013 to 12/31/2013	10.003997	12.311051	282,300.6189
01/01/2014 to 12/31/2014	12.311051	12.883114	326,789.5242
01/01/2015 to 12/31/2015	12.883114	12.576505	281,746.2743
01/01/2016 to 12/31/2016	12.576505	13.478957	281,824.6894
01/01/2017 to 12/31/2017	13.478957	16.089308	271,525.8417
01/01/2018 to 12/31/2018	16.089308	14.911595	209,840.3623
01/01/2019 to 12/31/2019	14.911595	18.134456	182,401.1960
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.855089	9.142614	112,723.6956
01/01/2011 to 12/31/2011	9.142614	8.579473	90,193.6176
01/01/2012 to 12/31/2012	8.579473	9.907680	98,695.1822
01/01/2013 to 12/31/2013	9.907680	12.648353	96,409.1616
01/01/2014 to 12/31/2014	12.648353	13.459522	97,023.6090
01/01/2015 to 12/31/2015	13.459522	14.098675	96,669.2036
01/01/2016 to 12/31/2016	14.098675	15.129855	91,521.5387
01/01/2017 to 12/31/2017	15.129855	19.035566	84,097.8843
01/01/2018 to 12/31/2018	19.035566	18.628893	74,708.5238
01/01/2019 to 12/31/2019	18.628893	23.883189	74,698.2687

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.312251	10.067374	281,795.4560
01/01/2011 to 12/31/2011	10.067374	9.921913	303,799.5328
01/01/2012 to 12/31/2012	9.921913	10.816479	310,701.3148
01/01/2013 to 12/31/2013	10.816479	12.078006	130,408.4905
01/01/2014 to 12/31/2014	12.078006	12.604410	120,193.7737
01/01/2015 to 12/31/2015	12.604410	12.308127	100,673.4690
01/01/2016 to 12/31/2016	12.308127	12.955773	99,361.9973
01/01/2017 to 12/31/2017	12.955773	14.396619	103,335.5522
01/01/2018 to 12/31/2018	14.396619	13.676160	132,955.1141
01/01/2019 to 12/31/2019	13.676160	15.625807	127,626.8971
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.124600	11.511758	50,000.7473
01/01/2013 to 12/31/2013	11.511758	10.939356	48,950.7582
01/01/2014 to 12/31/2014	10.939356	11.190495	39,458.9681
01/01/2015 to 12/31/2015	11.190495	9.953575	30,963.8497
01/01/2016 to 12/31/2016	9.953575	10.668050	29,444.4631
01/01/2017 to 12/31/2017	10.668050	11.522604	34,378.6260
01/01/2018 to 12/31/2018	11.522604	10.613508	37,413.0795
01/01/2019 to 12/31/2019	10.613508	12.519189	35,129.2923
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.949122	10.254082	40,627.4999
01/01/2013 to 12/31/2013	10.254082	11.126036	98,345.1228
01/01/2014 to 12/31/2014	11.126036	11.591394	97,126.7225
01/01/2015 to 12/31/2015	11.591394	11.389303	87,315.7295
01/01/2016 to 12/31/2016	11.389303	11.699377	83,224.0683
01/01/2017 to 12/31/2017	11.699377	13.040034	72,986.9899
01/01/2018 to 12/31/2018	13.040034	11.904063	65,403.0312
01/01/2019 to 12/31/2019	11.904063	14.124373	52,432.0405
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.591890	20.033380	46,153.6390
01/01/2011 to 12/31/2011	20.033380	20.168240	30,105.1747
01/01/2012 to 12/31/2012	20.168240	23.118155	34,319.3431
01/01/2013 to 12/31/2013	23.118155	24.862243	45,700.9973
01/01/2014 to 12/31/2014	24.862243	25.261255	44,085.8275
01/01/2015 to 12/31/2015	25.261255	23.842215	43,191.3720
01/01/2016 to 12/31/2016	23.842215	26.730246	40,508.2596
01/01/2017 to 12/31/2017	26.730246	28.334305	42,676.5208
01/01/2018 to 12/31/2018	28.334305	27.067324	40,856.8289
01/01/2019 to 12/31/2019	27.067324	30.578944	39,665.9774
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.971104	11.426466	1,703,935.3171
01/01/2011 to 12/31/2011	11.426466	10.590647	1,475,021.8225
01/01/2012 to 12/31/2012	10.590647	12.160401	1,278,085.9257
01/01/2013 to 12/31/2013	12.160401	15.490933	1,155,739.8757
01/01/2014 to 12/31/2014	15.490933	16.012798	1,011,415.4208
01/01/2015 to 12/31/2015	16.012798	15.434431	908,458.2839
01/01/2016 to 12/31/2016	15.434431	16.544930	867,799.5647
01/01/2017 to 12/31/2017	16.544930	20.007527	795,664.1929
01/01/2018 to 12/31/2018	20.007527	17.697615	701,627.6423
01/01/2019 to 12/31/2019	17.697615	22.192017	521,631.3413

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.976006	10.421339	59,460.1030
01/01/2013 to 12/31/2013	10.421339	11.723002	112,796.5477
01/01/2014 to 12/31/2014	11.723002	12.643725	123,840.1809
01/01/2015 to 12/31/2015	12.643725	11.928444	194,041.3172
01/01/2016 to 12/31/2016	11.928444	12.714734	163,790.0448
01/01/2017 to 12/31/2017	12.714734	14.800162	154,189.5833
01/01/2018 to 12/31/2018	14.800162	13.484905	137,662.0786
01/01/2019 to 12/31/2019	13.484905	16.390046	131,432.7884
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.726955	17.368472	409,640.4970
01/01/2011 to 12/31/2011	17.368472	15.549747	357,783.6433
01/01/2012 to 12/31/2012	15.549747	18.044960	288,839.3804
01/01/2013 to 12/31/2013	18.044960	23.509085	255,435.4932
01/01/2014 to 12/31/2014	23.509085	23.521029	222,151.9762
01/01/2015 to 12/31/2015	23.521029	21.884772	203,065.6229
01/01/2016 to 12/31/2016	21.884772	28.254984	186,380.5809
01/01/2017 to 12/31/2017	28.254984	31.045569	160,012.1975
01/01/2018 to 12/31/2018	31.045569	25.883060	147,442.2859
01/01/2019 to 12/31/2019	25.883060	32.785942	130,847.1406
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.217171	12.427597	536,022.3710
01/01/2011 to 12/31/2011	12.427597	9.938069	323,403.4527
01/01/2012 to 12/31/2012	9.938069	11.621652	288,183.6798
01/01/2013 to 12/31/2013	11.621652	10.862041	274,993.3699
01/01/2014 to 12/31/2014	10.862041	9.987536	275,583.2739
01/01/2015 to 12/31/2015	9.987536	8.467047	266,437.2249
01/01/2016 to 12/31/2016	8.467047	9.286443	242,083.8969
01/01/2017 to 12/31/2017	9.286443	11.722673	259,703.5764
01/01/2018 to 12/31/2018	11.722673	9.894641	250,763.4154
01/01/2019 to 12/31/2019	9.894641	11.752206	224,604.7639
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997740	10.205438	974.7689
01/01/2011 to 12/31/2011	10.205438	10.240357	13,455.9965
01/01/2012 to 12/31/2012	10.240357	10.810264	14,160.0906
01/01/2013 to 12/31/2013	10.810264	11.041274	27,394.7725
01/01/2014 to 12/31/2014	11.041274	10.940529	26,315.6341
01/01/2015 to 12/31/2015	10.940529	10.671627	24,091.6866
01/01/2016 to 12/31/2016	10.671627	11.469943	27,990.4681
01/01/2017 to 12/31/2017	11.469943	11.697654	26,573.6684
01/01/2018 to 12/31/2018	11.697654	11.540911	16,620.0551
01/01/2019 to 12/31/2019	11.540911	12.149870	15,740.0411
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987741	9.750493	100,515.5377
01/01/2012 to 12/31/2012	9.750493	10.011875	99,181.1616
01/01/2013 to 12/31/2013	10.011875	9.962344	129,648.9158
01/01/2014 to 12/31/2014	9.962344	9.902968	132,106.8158
01/01/2015 to 12/31/2015	9.902968	9.680273	191,841.6085
01/01/2016 to 12/31/2016	9.680273	9.820221	161,330.0475
01/01/2017 to 12/31/2017	9.820221	9.788588	149,893.0892
01/01/2018 to 12/31/2018	9.788588	9.669559	131,410.7084
01/01/2019 to 12/31/2019	9.669559	9.952263	117,956.6732

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.878904	12.150119	373.6083
01/01/2011 to 12/31/2011	12.150119	11.912168	0.0000
01/01/2012 to 12/31/2012	11.912168	13.390224	0.0000
01/01/2013 to 12/31/2013	13.390224	13.307738	0.0000
01/01/2014 to 12/31/2014	13.307738	13.239254	0.0000
01/01/2015 to 12/31/2015	13.239254	12.480860	0.0000
01/01/2016 to 12/31/2016	12.480860	12.383990	0.0000
01/01/2017 to 12/31/2017	12.383990	12.198918	0.0000
01/01/2018 to 12/31/2018	12.198918	12.118583	0.0000
01/01/2019 to 12/31/2019	12.118583	12.059450	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.280998	14.025858	235,103.1539
01/01/2011 to 12/31/2011	14.025858	13.026028	215,937.4181
01/01/2012 to 12/31/2012	13.026028	16.141583	204,531.3882
01/01/2013 to 12/31/2013	16.141583	16.440377	185,105.4259
01/01/2014 to 12/31/2014	16.440377	18.316874	172,852.7576
01/01/2015 to 12/31/2015	18.316874	17.764593	156,830.1865
01/01/2016 to 12/31/2016	17.764593	17.626625	143,654.5400
01/01/2017 to 12/31/2017	17.626625	19.202089	137,708.4546
01/01/2018 to 12/31/2018	19.202089	17.253233	130,014.3775
01/01/2019 to 12/31/2019	17.253233	21.181473	111,599.7025
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.024193	19.495409	349,291.8637
01/01/2011 to 12/31/2011	19.495409	16.443106	324,112.2935
01/01/2012 to 12/31/2012	16.443106	20.903672	283,076.1862
01/01/2013 to 12/31/2013	20.903672	26.830898	254,564.4469
01/01/2014 to 12/31/2014	26.830898	24.863707	226,173.5527
01/01/2015 to 12/31/2015	24.863707	23.350843	208,484.5355
01/01/2016 to 12/31/2016	23.350843	24.847030	197,736.8572
01/01/2017 to 12/31/2017	24.847030	31.878771	177,820.0604
01/01/2018 to 12/31/2018	31.878771	23.837586	170,190.7112
01/01/2019 to 12/31/2019	23.837586	29.196548	154,937.9558
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010672	1.046190	669,786.3310
01/01/2013 to 12/31/2013	1.046190	1.048221	504,790.7826
01/01/2014 to 12/31/2014	1.048221	1.088609	425,075.7141
01/01/2015 to 12/31/2015	1.088609	1.025766	332,709.3010
01/01/2016 to 12/31/2016	1.025766	1.127200	433,994.3783
01/01/2017 to 12/31/2017	1.127200	1.219689	466,716.1674
01/01/2018 to 12/31/2018	1.219689	1.122424	384,784.7934
01/01/2019 to 12/31/2019	1.122424	1.272755	336,240.3993
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.987134	10.155246	335,469.3959
01/01/2011 to 12/31/2011	10.155246	9.843209	308,485.8477
01/01/2012 to 12/31/2012	9.843209	11.474433	247,968.6637
01/01/2013 to 12/31/2013	11.474433	15.281396	261,124.0450
01/01/2014 to 12/31/2014	15.281396	16.431078	233,052.5696
01/01/2015 to 12/31/2015	16.431078	15.197128	211,879.3213
01/01/2016 to 12/31/2016	15.197128	17.534217	195,248.3299
01/01/2017 to 12/31/2017	17.534217	20.356309	174,399.9487
01/01/2018 to 12/31/2018	20.356309	17.587704	148,085.3095
01/01/2019 to 12/31/2019	17.587704	21.617208	134,894.1987

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.520996	15.540993	430,112.0260
01/01/2011 to 12/31/2011	15.540993	15.121905	381,242.4072
01/01/2012 to 12/31/2012	15.121905	17.584715	319,962.5374
01/01/2013 to 12/31/2013	17.584715	24.246340	283,830.4420
01/01/2014 to 12/31/2014	24.246340	25.736259	263,370.8828
01/01/2015 to 12/31/2015	25.736259	24.882250	235,110.7350
01/01/2016 to 12/31/2016	24.882250	27.273716	221,698.5390
01/01/2017 to 12/31/2017	27.273716	33.624971	186,196.1795
01/01/2018 to 12/31/2018	33.624971	30.079356	158,525.7005
01/01/2019 to 12/31/2019	30.079356	36.809071	149,427.0032
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.093127	10.534498	21,127.3761
01/01/2014 to 12/31/2014	10.534498	10.889748	21,064.9923
01/01/2015 to 12/31/2015	10.889748	10.763273	21,001.3593
01/01/2016 to 12/31/2016	10.763273	10.823223	23,116.9263
01/01/2017 to 12/31/2017	10.823223	10.999159	31,491.8917
01/01/2018 to 12/31/2018	10.999159	10.820515	31,030.2074
01/01/2019 to 12/31/2019	10.820515	11.517775	28,371.8538
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.856360	10.286561	44,248.9136
01/01/2011 to 12/31/2011	10.286561	10.704420	41,767.8518
01/01/2012 to 12/31/2012	10.704420	11.045917	43,928.8479
01/01/2013 to 04/26/2013	11.045917	11.017198	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012726	1.048233	253,930.9724
01/01/2013 to 12/31/2013	1.048233	1.144363	340,694.7303
01/01/2014 to 12/31/2014	1.144363	1.204158	373,318.1139
01/01/2015 to 12/31/2015	1.204158	1.195044	364,349.3775
01/01/2016 to 12/31/2016	1.195044	1.209612	270,311.4234
01/01/2017 to 12/31/2017	1.209612	1.388072	285,053.7322
01/01/2018 to 12/31/2018	1.388072	1.267101	280,198.0232
01/01/2019 to 12/31/2019	1.267101	1.457163	276,028.5045
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996816	1.038614	0.0000
01/01/2015 to 12/31/2015	1.038614	1.011568	0.0000
01/01/2016 to 12/31/2016	1.011568	1.014864	4,948.2984
01/01/2017 to 12/31/2017	1.014864	1.152921	5,065.5258
01/01/2018 to 04/30/2018	1.152921	1.123418	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.741407	12.891564	53,991.6914
01/01/2011 to 12/31/2011	12.891564	12.492986	72,580.5568
01/01/2012 to 12/31/2012	12.492986	14.368003	44,582.6411
01/01/2013 to 12/31/2013	14.368003	16.553618	42,733.4063
01/01/2014 to 12/31/2014	16.553618	16.847273	42,020.4666
01/01/2015 to 12/31/2015	16.847273	16.775017	41,050.2815
01/01/2016 to 12/31/2016	16.775017	17.288762	43,746.3742
01/01/2017 to 12/31/2017	17.288762	20.912926	41,966.0618
01/01/2018 to 12/31/2018	20.912926	19.460575	38,921.4816
01/01/2019 to 12/31/2019	19.460575	24.411042	37,976.5186

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.055174	7.372926	962,269.7439
01/01/2011 to 12/31/2011	7.372926	7.488041	959,691.6583
01/01/2012 to 12/31/2012	7.488041	8.727953	829,658.2845
01/01/2013 to 12/31/2013	8.727953	12.500172	705,742.6383
01/01/2014 to 12/31/2014	12.500172	14.618625	624,157.2520
01/01/2015 to 12/31/2015	14.618625	13.798955	562,161.4499
01/01/2016 to 12/31/2016	13.798955	13.936968	522,921.7527
01/01/2017 to 12/31/2017	13.936968	16.233232	460,210.6239
01/01/2018 to 12/31/2018	16.233232	14.839159	409,448.2633
01/01/2019 to 12/31/2019	14.839159	18.036557	379,142.9532
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	140.928841	144.689994	15.9878
01/01/2011 to 12/31/2011	144.689994	131.588146	985.7678
01/01/2012 to 12/31/2012	131.588146	158.564774	979.6271
01/01/2013 to 12/31/2013	158.564774	200.867763	747.7896
01/01/2014 to 04/25/2014	200.867763	209.000348	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.242944	6.591246	197,210.7906
01/01/2011 to 04/29/2011	6.591246	7.002829	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078419	1.125733	129,725.2076
01/01/2014 to 12/31/2014	1.125733	1.209859	137,530.2281
01/01/2015 to 12/31/2015	1.209859	1.175638	480,043.6599
01/01/2016 to 12/31/2016	1.175638	1.206835	63,522.7118
01/01/2017 to 12/31/2017	1.206835	1.371663	15,853.6770
01/01/2018 to 12/31/2018	1.371663	1.252157	61,309.7319
01/01/2019 to 12/31/2019	1.252157	1.499074	50,252.8124
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.959129	14.208054	879,181.4989
01/01/2011 to 12/31/2011	14.208054	12.484782	811,492.2697
01/01/2012 to 12/31/2012	12.484782	14.338294	687,157.9602
01/01/2013 to 12/31/2013	14.338294	16.822371	610,656.1413
01/01/2014 to 12/31/2014	16.822371	15.397104	578,378.3784
01/01/2015 to 12/31/2015	15.397104	14.876468	518,716.6335
01/01/2016 to 12/31/2016	14.876468	14.504927	482,548.3651
01/01/2017 to 12/31/2017	14.504927	18.285457	403,156.8109
01/01/2018 to 12/31/2018	18.285457	15.467376	374,336.4945
01/01/2019 to 12/31/2019	15.467376	19.522106	349,026.8005
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999774	1.033802	0.0000
01/01/2015 to 12/31/2015	1.033802	0.961188	0.0000
01/01/2016 to 12/31/2016	0.961188	1.050626	51,980.2756
01/01/2017 to 12/31/2017	1.050626	1.163676	0.0000
01/01/2018 to 12/31/2018	1.163676	1.057636	0.0000
01/01/2019 to 12/31/2019	1.057636	1.269142	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.749612	13.514326	372,861.4424
01/01/2011 to 12/31/2011	13.514326	14.774818	336,942.7620
01/01/2012 to 12/31/2012	14.774818	15.858800	293,165.4416
01/01/2013 to 12/31/2013	15.858800	14.152398	264,576.1643
01/01/2014 to 12/31/2014	14.152398	14.323547	247,595.1862
01/01/2015 to 12/31/2015	14.323547	13.650960	220,205.9480
01/01/2016 to 12/31/2016	13.650960	14.096791	205,754.8555
01/01/2017 to 12/31/2017	14.096791	14.347587	173,956.5926
01/01/2018 to 12/31/2018	14.347587	13.771552	160,690.4891
01/01/2019 to 12/31/2019	13.771552	14.666525	129,767.2775
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.023346	15.984943	1,878,577.1860
01/01/2011 to 12/31/2011	15.984943	16.222440	1,653,302.6824
01/01/2012 to 12/31/2012	16.222440	17.434855	1,568,092.3363
01/01/2013 to 12/31/2013	17.434855	16.821055	1,338,467.6090
01/01/2014 to 12/31/2014	16.821055	17.239364	1,249,745.7591
01/01/2015 to 12/31/2015	17.239364	16.958101	1,139,096.3594
01/01/2016 to 12/31/2016	16.958101	17.115911	1,047,793.8203
01/01/2017 to 12/31/2017	17.115911	17.594330	988,365.5054
01/01/2018 to 12/31/2018	17.594330	17.265067	928,039.9091
01/01/2019 to 12/31/2019	17.265067	18.419568	873,104.2914
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215398	10.734370	21,814.0123
01/01/2014 to 12/31/2014	10.734370	11.471089	32,324.1856
01/01/2015 to 12/31/2015	11.471089	11.142169	47,549.7013
01/01/2016 to 12/31/2016	11.142169	11.460248	26,146.1179
01/01/2017 to 12/31/2017	11.460248	13.130110	8,138.4692
01/01/2018 to 04/30/2018	13.130110	12.547627	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010704	1.066315	298,319.2848
01/01/2013 to 12/31/2013	1.066315	1.154916	156,767.4677
01/01/2014 to 12/31/2014	1.154916	1.223934	150,451.6988
01/01/2015 to 12/31/2015	1.223934	1.193322	136,253.4070
01/01/2016 to 12/31/2016	1.193322	1.240150	118,794.2418
01/01/2017 to 12/31/2017	1.240150	1.394309	82,628.1236
01/01/2018 to 12/31/2018	1.394309	1.242129	92,596.6300
01/01/2019 to 12/31/2019	1.242129	1.484398	75,708.8009
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.443805	11.530272	560,562.2840
01/01/2011 to 12/31/2011	11.530272	11.462321	522,587.2322
01/01/2012 to 12/31/2012	11.462321	12.721967	482,602.3095
01/01/2013 to 12/31/2013	12.721967	14.132010	467,216.0600
01/01/2014 to 12/31/2014	14.132010	14.708639	406,843.8429
01/01/2015 to 12/31/2015	14.708639	14.183895	353,688.4821
01/01/2016 to 12/31/2016	14.183895	14.758774	321,305.6326
01/01/2017 to 12/31/2017	14.758774	16.820429	274,167.6764
01/01/2018 to 12/31/2018	16.820429	15.465036	250,423.6685
01/01/2019 to 12/31/2019	15.465036	18.194923	229,727.5670

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.897797	11.113919	177,524.2555
01/01/2011 to 12/31/2011	11.113919	10.699652	153,429.2823
01/01/2012 to 12/31/2012	10.699652	12.105646	145,000.0383
01/01/2013 to 12/31/2013	12.105646	14.059551	142,856.3683
01/01/2014 to 12/31/2014	14.059551	14.573355	138,199.5291
01/01/2015 to 12/31/2015	14.573355	14.003571	131,576.0840
01/01/2016 to 12/31/2016	14.003571	14.722029	118,592.7938
01/01/2017 to 12/31/2017	14.722029	17.325486	102,849.4164
01/01/2018 to 12/31/2018	17.325486	15.549850	75,163.3854
01/01/2019 to 12/31/2019	15.549850	18.728205	69,888.5662
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	41.561455	47.839303	706,253.3098
01/01/2011 to 12/31/2011	47.839303	45.170832	618,072.9799
01/01/2012 to 12/31/2012	45.170832	52.415371	547,941.5018
01/01/2013 to 12/31/2013	52.415371	68.971868	468,775.4611
01/01/2014 to 12/31/2014	68.971868	76.853157	420,126.1036
01/01/2015 to 12/31/2015	76.853157	72.884627	373,849.2811
01/01/2016 to 12/31/2016	72.884627	83.122416	335,978.8179
01/01/2017 to 12/31/2017	83.122416	95.624063	293,871.1615
01/01/2018 to 12/31/2018	95.624063	85.436717	258,194.4916
01/01/2019 to 12/31/2019	85.436717	106.322828	232,031.4239
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.143047	10.227279	837,820.2088
01/01/2011 to 12/31/2011	10.227279	9.894490	733,821.4112
01/01/2012 to 12/31/2012	9.894490	11.063337	658,232.3926
01/01/2013 to 12/31/2013	11.063337	14.862995	606,844.5772
01/01/2014 to 12/31/2014	14.862995	16.487394	542,874.2550
01/01/2015 to 12/31/2015	16.487394	17.299874	505,163.8054
01/01/2016 to 12/31/2016	17.299874	18.074487	466,167.9028
01/01/2017 to 12/31/2017	18.074487	22.178832	428,093.4062
01/01/2018 to 12/31/2018	22.178832	21.335836	363,920.3686
01/01/2019 to 12/31/2019	21.335836	27.506880	314,178.2317
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	20.437665	25.235389	433,568.9390
01/01/2011 to 12/31/2011	25.235389	23.905232	376,060.7178
01/01/2012 to 12/31/2012	23.905232	26.967694	331,954.8656
01/01/2013 to 12/31/2013	26.967694	34.565396	282,119.9241
01/01/2014 to 12/31/2014	34.565396	37.278435	247,815.7705
01/01/2015 to 12/31/2015	37.278435	33.375015	226,914.5606
01/01/2016 to 12/31/2016	33.375015	37.918704	212,644.4732
01/01/2017 to 12/31/2017	37.918704	40.834063	198,016.3419
01/01/2018 to 12/31/2018	40.834063	36.086785	179,774.6647
01/01/2019 to 12/31/2019	36.086785	45.784895	165,375.5318
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.492580	15.266007	115,778.2577
01/01/2011 to 12/31/2011	15.266007	14.071615	110,467.2548
01/01/2012 to 12/31/2012	14.071615	16.347741	96,113.1603
01/01/2013 to 12/31/2013	16.347741	21.330590	79,129.1149
01/01/2014 to 12/31/2014	21.330590	23.757158	77,071.9942
01/01/2015 to 12/31/2015	23.757158	21.237440	76,232.0804
01/01/2016 to 12/31/2016	21.237440	23.643895	78,181.7749
01/01/2017 to 12/31/2017	23.643895	25.767596	75,567.0167
01/01/2018 to 12/31/2018	25.767596	21.975110	66,434.7952
01/01/2019 to 12/31/2019	21.975110	29.295969	58,414.2547

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.745460	10.893314	4,955.6568
01/01/2013 to 12/31/2013	10.893314	10.230778	3,513.9544
01/01/2014 to 12/31/2014	10.230778	10.823809	3,495.1243
01/01/2015 to 12/31/2015	10.823809	10.692470	4,064.0709
01/01/2016 to 12/31/2016	10.692470	10.656040	3,732.9291
01/01/2017 to 12/31/2017	10.656040	10.754653	4,492.5539
01/01/2018 to 12/31/2018	10.754653	10.570832	4,442.3215
01/01/2019 to 12/31/2019	10.570832	11.177020	3,761.8091
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.796888	15.115190	61,158.8364
01/01/2014 to 12/31/2014	15.115190	14.370740	56,692.1644
01/01/2015 to 12/31/2015	14.370740	13.828798	55,883.9822
01/01/2016 to 12/31/2016	13.828798	14.289529	46,355.1907
01/01/2017 to 12/31/2017	14.289529	18.960630	29,833.5030
01/01/2018 to 12/31/2018	18.960630	15.442563	22,823.7271
01/01/2019 to 12/31/2019	15.442563	20.112374	21,991.2674
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.475894	8.911941	53,555.2900
01/01/2011 to 12/31/2011	8.911941	7.514062	53,624.4003
01/01/2012 to 12/31/2012	7.514062	8.679548	51,986.8353
01/01/2013 to 04/26/2013	8.679548	8.994758	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.495489	10.323729	945,606.6072
01/01/2011 to 12/31/2011	10.323729	10.155238	1,214,459.0350
01/01/2012 to 12/31/2012	10.155238	9.988143	892,305.6608
01/01/2013 to 12/31/2013	9.988143	9.824685	577,217.0945
01/01/2014 to 12/31/2014	9.824685	9.663903	522,085.6698
01/01/2015 to 12/31/2015	9.663903	9.505751	508,022.1074
01/01/2016 to 12/31/2016	9.505751	9.360674	373,780.6395
01/01/2017 to 12/31/2017	9.360674	9.266338	300,102.0871
01/01/2018 to 12/31/2018	9.266338	9.255039	267,669.4661
01/01/2019 to 12/31/2019	9.255039	9.274559	207,926.4089
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.636606	13.883247	14,939.6581
01/01/2015 to 12/31/2015	13.883247	13.576085	42,547.6687
01/01/2016 to 12/31/2016	13.576085	13.958866	39,243.4680
01/01/2017 to 12/31/2017	13.958866	14.682942	43,961.5865
01/01/2018 to 12/31/2018	14.682942	14.064273	43,182.5402
01/01/2019 to 12/31/2019	14.064273	15.457744	35,918.9367
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.910781	11.902368	1,214,298.5595
01/01/2011 to 12/31/2011	11.902368	11.915859	1,125,532.9140
01/01/2012 to 12/31/2012	11.915859	12.998689	1,102,021.9047
01/01/2013 to 12/31/2013	12.998689	13.946884	815,412.3193
01/01/2014 to 04/25/2014	13.946884	14.050555	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.823073	11.966086	2,284,647.5834
01/01/2011 to 12/31/2011	11.966086	11.756922	2,225,206.7572
01/01/2012 to 12/31/2012	11.756922	12.996773	2,054,478.6658
01/01/2013 to 12/31/2013	12.996773	14.602732	1,995,052.8777
01/01/2014 to 04/25/2014	14.602732	14.655843	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.227798	14.601206	2,582,265.6023
01/01/2015 to 12/31/2015	14.601206	14.208099	2,223,065.3880
01/01/2016 to 12/31/2016	14.208099	14.826400	2,011,535.3775
01/01/2017 to 12/31/2017	14.826400	16.136560	1,756,120.1499
01/01/2018 to 12/31/2018	16.136560	15.172551	1,510,173.8363
01/01/2019 to 12/31/2019	15.172551	17.251849	1,437,185.0198
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.514679	11.747788	6,787,554.0376
01/01/2011 to 12/31/2011	11.747788	11.359161	5,911,435.3614
01/01/2012 to 12/31/2012	11.359161	12.728775	5,356,591.1512
01/01/2013 to 12/31/2013	12.728775	14.951838	4,685,909.5109
01/01/2014 to 04/25/2014	14.951838	14.961059	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.631519	15.129302	4,250,427.4195
01/01/2015 to 12/31/2015	15.129302	14.693033	3,771,324.8753
01/01/2016 to 12/31/2016	14.693033	15.479490	3,390,776.3398
01/01/2017 to 12/31/2017	15.479490	17.470017	3,106,538.7294
01/01/2018 to 12/31/2018	17.470017	16.130165	2,733,374.1166
01/01/2019 to 12/31/2019	16.130165	18.947981	2,579,359.9335
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.241709	11.634653	5,279,473.7401
01/01/2011 to 12/31/2011	11.634653	11.001334	4,778,559.5779
01/01/2012 to 12/31/2012	11.001334	12.521385	4,354,971.7371
01/01/2013 to 12/31/2013	12.521385	15.508286	3,988,892.2947
01/01/2014 to 04/25/2014	15.508286	15.433457	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.878574	9.610672	96,192.0851
01/01/2011 to 12/31/2011	9.610672	9.287285	104,732.7225
01/01/2012 to 12/31/2012	9.287285	10.607388	95,756.4444
01/01/2013 to 04/26/2013	10.607388	11.410352	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.605151	15.189172	3,750,437.9274
01/01/2015 to 12/31/2015	15.189172	14.687175	3,395,824.1340
01/01/2016 to 12/31/2016	14.687175	15.622911	3,125,736.8883
01/01/2017 to 12/31/2017	15.622911	18.312712	2,707,391.3641
01/01/2018 to 12/31/2018	18.312712	16.550241	2,460,263.8758
01/01/2019 to 12/31/2019	16.550241	20.142197	2,168,385.5435

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.991528	13.536401	472,901.3782
01/01/2011 to 12/31/2011	13.536401	14.179556	412,917.1867
01/01/2012 to 12/31/2012	14.179556	15.561525	354,196.6635
01/01/2013 to 12/31/2013	15.561525	20.895389	315,248.5277
01/01/2014 to 12/31/2014	20.895389	20.897477	288,216.0374
01/01/2015 to 12/31/2015	20.897477	18.568786	265,184.3619
01/01/2016 to 12/31/2016	18.568786	22.402325	242,540.0810
01/01/2017 to 12/31/2017	22.402325	24.800023	199,687.3939
01/01/2018 to 12/31/2018	24.800023	21.119063	177,605.9185
01/01/2019 to 12/31/2019	21.119063	25.642548	155,896.8178
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.222857	17.150588	11,503.4759
01/01/2011 to 12/31/2011	17.150588	14.128534	10,247.1880
01/01/2012 to 12/31/2012	14.128534	16.384184	7,465.5032
01/01/2013 to 12/31/2013	16.384184	20.564521	12,430.6973
01/01/2014 to 12/31/2014	20.564521	18.873780	11,528.2453
01/01/2015 to 12/31/2015	18.873780	19.633341	12,838.0159
01/01/2016 to 12/31/2016	19.633341	20.437259	28,436.0064
01/01/2017 to 12/31/2017	20.437259	26.224799	12,316.7988
01/01/2018 to 12/31/2018	26.224799	20.489430	12,626.3782
01/01/2019 to 12/31/2019	20.489430	24.796578	12,971.0111
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.197264	22.555955	149,925.2762
01/01/2017 to 12/31/2017	22.555955	26.361287	148,812.6553
01/01/2018 to 12/31/2018	26.361287	25.835978	135,608.0049
01/01/2019 to 12/31/2019	25.835978	33.200923	125,538.2152
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.784564	17.999926	193,556.9963
01/01/2011 to 12/31/2011	17.999926	16.843308	179,021.9674
01/01/2012 to 12/31/2012	16.843308	18.285402	168,066.6978
01/01/2013 to 12/31/2013	18.285402	23.870178	154,882.1120
01/01/2014 to 12/31/2014	23.870178	26.046242	145,909.0723
01/01/2015 to 12/31/2015	26.046242	25.555785	136,590.1299
01/01/2016 to 04/29/2016	25.555785	25.694247	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.412672	12.552562	1,916,652.6289
01/01/2011 to 12/31/2011	12.552562	11.831530	1,730,378.7213
01/01/2012 to 12/31/2012	11.831530	13.115000	1,475,057.6244
01/01/2013 to 12/31/2013	13.115000	17.225755	1,299,516.7289
01/01/2014 to 12/31/2014	17.225755	18.713913	1,119,764.9789
01/01/2015 to 12/31/2015	18.713913	18.824888	1,002,875.6599
01/01/2016 to 12/31/2016	18.824888	19.841206	896,014.0225
01/01/2017 to 12/31/2017	19.841206	23.210106	780,409.9720
01/01/2018 to 12/31/2018	23.210106	22.771279	690,290.2810
01/01/2019 to 12/31/2019	22.771279	29.291050	607,677.0287

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.687034	17.478966	59,830.4083
01/01/2014 to 12/31/2014	17.478966	19.062820	56,133.4893
01/01/2015 to 12/31/2015	19.062820	19.239169	51,500.2621
01/01/2016 to 12/31/2016	19.239169	19.900387	48,495.7144
01/01/2017 to 12/31/2017	19.900387	24.456917	25,905.9102
01/01/2018 to 12/31/2018	24.456917	22.634946	22,423.0864
01/01/2019 to 12/31/2019	22.634946	29.575903	19,100.1507
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.399836	14.259327	80,395.3952
01/01/2011 to 12/31/2011	14.259327	12.979302	71,339.3562
01/01/2012 to 12/31/2012	12.979302	13.534252	65,044.2462
01/01/2013 to 04/26/2013	13.534252	14.592475	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.005433	12.050186	439,530.2279
01/01/2011 to 12/31/2011	12.050186	11.879673	423,084.2173
01/01/2012 to 12/31/2012	11.879673	13.502034	844,344.0528
01/01/2013 to 12/31/2013	13.502034	18.159587	715,700.7992
01/01/2014 to 12/31/2014	18.159587	19.424182	629,057.1084
01/01/2015 to 12/31/2015	19.424182	21.120038	531,096.6574
01/01/2016 to 12/31/2016	21.120038	20.747453	474,013.6143
01/01/2017 to 12/31/2017	20.747453	27.957969	398,139.9634
01/01/2018 to 12/31/2018	27.957969	27.529194	347,058.2873
01/01/2019 to 12/31/2019	27.529194	35.877994	314,215.5765
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.925141	7.859835	15,819.5373
01/01/2011 to 12/31/2011	7.859835	7.434600	17,173.6182
01/01/2012 to 12/31/2012	7.434600	8.239005	10,868.1339
01/01/2013 to 04/26/2013	8.239005	8.847142	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.625579	8.205676	1,050,571.2522
01/01/2011 to 12/31/2011	8.205676	7.960229	875,468.2427
01/01/2012 to 04/27/2012	7.960229	8.947945	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	14.512748	15.081921	6,757.4909
01/01/2011 to 12/31/2011	15.081921	15.896561	7,581.7872
01/01/2012 to 12/31/2012	15.896561	16.195277	10,220.8642
01/01/2013 to 12/31/2013	16.195277	15.520773	10,129.0344
01/01/2014 to 12/31/2014	15.520773	16.100319	5,985.1965
01/01/2015 to 12/31/2015	16.100319	15.827917	9,538.5261
01/01/2016 to 12/31/2016	15.827917	15.893742	11,928.6620
01/01/2017 to 12/31/2017	15.893742	16.093620	8,332.2467
01/01/2018 to 12/31/2018	16.093620	15.751083	8,076.4313
01/01/2019 to 12/31/2019	15.751083	16.785925	8,807.1807

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.487845	16.705911	4,123.6530
01/01/2011 to 12/31/2011	16.705911	16.065053	2,222.2364
01/01/2012 to 12/31/2012	16.065053	18.529086	2,301.6225
01/01/2013 to 12/31/2013	18.529086	24.195498	3,238.1755
01/01/2014 to 12/31/2014	24.195498	25.992035	6,213.9955
01/01/2015 to 12/31/2015	25.992035	24.882127	6,595.1025
01/01/2016 to 12/31/2016	24.882127	29.390215	6,726.5825
01/01/2017 to 12/31/2017	29.390215	33.421534	23,048.9594
01/01/2018 to 12/31/2018	33.421534	29.070022	24,563.6045
01/01/2019 to 12/31/2019	29.070022	35.897185	20,429.6465
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.564961	12.259062	4,968.6757
01/01/2011 to 12/31/2011	12.259062	10.533011	4,951.9829
01/01/2012 to 12/31/2012	10.533011	12.218310	3,294.9689
01/01/2013 to 12/31/2013	12.218310	14.594792	6,948.9767
01/01/2014 to 12/31/2014	14.594792	13.447120	3,947.3730
01/01/2015 to 12/31/2015	13.447120	13.053662	2,567.5597
01/01/2016 to 12/31/2016	13.053662	12.964422	3,553.5642
01/01/2017 to 12/31/2017	12.964422	15.882967	6,046.1874
01/01/2018 to 12/31/2018	15.882967	13.415281	5,907.0374
01/01/2019 to 12/31/2019	13.415281	16.043064	5,734.8631
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.692928	17.044476	1,777.6741
01/01/2011 to 12/31/2011	17.044476	16.040482	5,757.5793
01/01/2012 to 12/31/2012	16.040482	18.292316	4,949.2061
01/01/2013 to 12/31/2013	18.292316	24.852244	13,370.3666
01/01/2014 to 12/31/2014	24.852244	25.601821	9,481.0081
01/01/2015 to 12/31/2015	25.601821	24.040426	9,763.9039
01/01/2016 to 12/31/2016	24.040426	28.595307	7,055.4716
01/01/2017 to 12/31/2017	28.595307	32.150736	21,920.4027
01/01/2018 to 12/31/2018	32.150736	28.078037	21,586.4692
01/01/2019 to 12/31/2019	28.078037	34.579134	20,191.7361
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.361283	11.670983	289,250.9270
01/01/2011 to 12/31/2011	11.670983	11.670447	267,489.2266
01/01/2012 to 12/31/2012	11.670447	13.252153	277,518.4338
01/01/2013 to 12/31/2013	13.252153	17.170817	257,283.8514
01/01/2014 to 12/31/2014	17.170817	19.106012	230,239.7692
01/01/2015 to 12/31/2015	19.106012	18.968784	218,551.8036
01/01/2016 to 12/31/2016	18.968784	20.786347	183,377.4909
01/01/2017 to 12/31/2017	20.786347	24.793452	168,038.7398
01/01/2018 to 12/31/2018	24.793452	23.212030	152,001.4035
01/01/2019 to 12/31/2019	23.212030	29.870670	150,410.8248
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.211505	21.243229	106,449.1197
01/01/2014 to 12/31/2014	21.243229	23.102581	94,844.1570
01/01/2015 to 12/31/2015	23.102581	22.641679	87,038.1212
01/01/2016 to 12/31/2016	22.641679	25.410414	84,973.6698
01/01/2017 to 12/31/2017	25.410414	29.390578	93,182.1004
01/01/2018 to 12/31/2018	29.390578	25.946426	90,632.1672
01/01/2019 to 12/31/2019	25.946426	33.139006	83,182.1203

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.093684	8.838888	136,426.8294
01/01/2011 to 12/31/2011	8.838888	8.646988	149,614.6077
01/01/2012 to 12/31/2012	8.646988	9.688314	133,951.7523
01/01/2013 to 04/26/2013	9.688314	10.604251	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.438744	24.233785	131,735.2864
01/01/2014 to 12/31/2014	24.233785	23.765563	114,009.9385
01/01/2015 to 12/31/2015	23.765563	23.465470	104,979.9085
01/01/2016 to 12/31/2016	23.465470	27.327174	97,371.7443
01/01/2017 to 12/31/2017	27.327174	31.044636	85,835.6242
01/01/2018 to 12/31/2018	31.044636	28.400746	70,321.6224
01/01/2019 to 12/31/2019	28.400746	36.150988	65,014.7838
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.605418	15.233624	215,961.8954
01/01/2011 to 12/31/2011	15.233624	14.194208	200,774.4400
01/01/2012 to 12/31/2012	14.194208	14.698643	164,834.7569
01/01/2013 to 04/26/2013	14.698643	15.924716	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.805417	21.184132	266,346.0086
01/01/2014 to 12/31/2014	21.184132	22.676564	242,893.9827
01/01/2015 to 12/31/2015	22.676564	24.650367	223,801.3329
01/01/2016 to 12/31/2016	24.650367	24.618384	219,760.4393
01/01/2017 to 12/31/2017	24.618384	32.323624	211,120.6216
01/01/2018 to 12/31/2018	32.323624	31.424781	187,327.8590
01/01/2019 to 12/31/2019	31.424781	40.366100	178,190.9488
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.377075	6.753719	171,381.7171
01/01/2011 to 12/31/2011	6.753719	5.986033	162,238.9517
01/01/2012 to 12/31/2012	5.986033	6.601045	142,451.8593
01/01/2013 to 04/26/2013	6.601045	6.897369	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.743903	18.712143	0.0000
01/01/2011 to 12/31/2011	18.712143	15.337245	2,902.0366
01/01/2012 to 12/31/2012	15.337245	15.473865	2,886.1056
01/01/2013 to 12/31/2013	15.473865	16.857599	2,871.5116
01/01/2014 to 12/31/2014	16.857599	13.460325	2,856.3423
01/01/2015 to 12/31/2015	13.460325	8.902713	2,838.8972
01/01/2016 to 12/31/2016	8.902713	12.587406	2,822.1350
01/01/2017 to 12/31/2017	12.587406	12.290245	2,806.7190
01/01/2018 to 12/31/2018	12.290245	8.600195	2,789.6092
01/01/2019 to 12/31/2019	8.600195	9.504206	2,775.2002
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.421120	29.430103	388,707.5751
01/01/2017 to 12/31/2017	29.430103	31.246258	369,300.2876
01/01/2018 to 12/31/2018	31.246258	29.495426	352,324.7783
01/01/2019 to 12/31/2019	29.495426	33.142536	321,503.0605

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.586701	22.875466	714,241.2804
01/01/2011 to 12/31/2011	22.875466	23.505333	631,248.8694
01/01/2012 to 12/31/2012	23.505333	26.111964	576,708.8517
01/01/2013 to 12/31/2013	26.111964	27.734056	500,702.0517
01/01/2014 to 12/31/2014	27.734056	28.597570	459,829.4242
01/01/2015 to 12/31/2015	28.597570	27.517908	411,473.2304
01/01/2016 to 04/29/2016	27.517908	28.330980	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.001430	30.057318	37,413.6907
01/01/2017 to 12/31/2017	30.057318	31.927794	22,073.6601
01/01/2018 to 12/31/2018	31.927794	30.172828	18,365.5504
01/01/2019 to 12/31/2019	30.172828	33.922391	17,499.5936
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.765934	12.338270	5,385.0076
01/01/2011 to 12/31/2011	12.338270	12.556481	12,044.9653
01/01/2012 to 12/31/2012	12.556481	13.764649	18,855.9154
01/01/2013 to 12/31/2013	13.764649	13.730420	69,708.9116
01/01/2014 to 12/31/2014	13.730420	14.105743	71,568.7731
01/01/2015 to 12/31/2015	14.105743	13.672696	69,569.2223
01/01/2016 to 04/29/2016	13.672696	14.000232	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.082823	16.688556	23,973.3426
01/01/2011 to 12/31/2011	16.688556	17.280596	38,713.6887
01/01/2012 to 12/31/2012	17.280596	17.514328	40,078.5139
01/01/2013 to 12/31/2013	17.514328	17.071751	36,872.8382
01/01/2014 to 12/31/2014	17.071751	17.220600	16,075.1454
01/01/2015 to 12/31/2015	17.220600	16.990796	15,366.7009
01/01/2016 to 12/31/2016	16.990796	16.883434	14,864.5699
01/01/2017 to 12/31/2017	16.883434	16.886233	11,578.5627
01/01/2018 to 12/31/2018	16.886233	16.724252	9,685.2575
01/01/2019 to 12/31/2019	16.724252	17.401419	53,057.9148

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.183282	10.506265	31,029.1224
01/01/2013 to 12/31/2013	10.506265	11.474744	36,091.9456
01/01/2014 to 12/31/2014	11.474744	12.104244	44,076.9478
01/01/2015 to 12/31/2015	12.104244	11.963151	42,618.7098
01/01/2016 to 12/31/2016	11.963151	12.178353	45,081.2802
01/01/2017 to 12/31/2017	12.178353	13.597468	54,731.0723
01/01/2018 to 12/31/2018	13.597468	12.429073	50,086.2104
01/01/2019 to 12/31/2019	12.429073	14.421005	49,115.4675
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.889143	9.797260	1,295,316.1893
01/01/2011 to 12/31/2011	9.797260	9.422832	1,005,057.3599
01/01/2012 to 12/31/2012	9.422832	10.511129	953,918.5500
01/01/2013 to 12/31/2013	10.511129	12.242973	901,954.2521
01/01/2014 to 12/31/2014	12.242973	12.758332	899,395.7867
01/01/2015 to 12/31/2015	12.758332	12.448539	818,618.2859
01/01/2016 to 12/31/2016	12.448539	13.187937	728,633.3312
01/01/2017 to 12/31/2017	13.187937	15.144404	676,161.8161
01/01/2018 to 12/31/2018	15.144404	14.238639	700,771.5541
01/01/2019 to 12/31/2019	14.238639	16.723708	628,902.4034
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.356591	9.318900	1,776,916.6631
01/01/2011 to 12/31/2011	9.318900	8.724143	1,712,550.8998
01/01/2012 to 12/31/2012	8.724143	9.957163	1,744,580.8279
01/01/2013 to 12/31/2013	9.957163	12.241176	1,674,526.9680
01/01/2014 to 12/31/2014	12.241176	12.797185	1,661,958.7401
01/01/2015 to 12/31/2015	12.797185	12.480129	1,403,379.5795
01/01/2016 to 12/31/2016	12.480129	13.362298	1,252,751.7435
01/01/2017 to 12/31/2017	13.362298	15.934169	1,170,086.0010
01/01/2018 to 12/31/2018	15.934169	14.752960	993,263.3477
01/01/2019 to 12/31/2019	14.752960	17.923604	810,099.2868
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.841818	9.118054	139,983.8891
01/01/2011 to 12/31/2011	9.118054	8.547889	109,005.9439
01/01/2012 to 12/31/2012	8.547889	9.861290	107,148.6625
01/01/2013 to 12/31/2013	9.861290	12.576555	99,333.7083
01/01/2014 to 12/31/2014	12.576555	13.369741	93,337.6115
01/01/2015 to 12/31/2015	13.369741	13.990630	133,106.8219
01/01/2016 to 12/31/2016	13.990630	14.998904	138,470.8748
01/01/2017 to 12/31/2017	14.998904	18.852015	122,134.4456
01/01/2018 to 12/31/2018	18.852015	18.430712	138,115.3404
01/01/2019 to 12/31/2019	18.430712	23.605497	124,781.0298
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.296538	10.040347	638,957.9001
01/01/2011 to 12/31/2011	10.040347	9.885409	880,141.5031
01/01/2012 to 12/31/2012	9.885409	10.765856	691,926.6017
01/01/2013 to 12/31/2013	10.765856	12.009466	650,243.2326
01/01/2014 to 12/31/2014	12.009466	12.520354	730,545.9736
01/01/2015 to 12/31/2015	12.520354	12.213823	553,955.6998
01/01/2016 to 12/31/2016	12.213823	12.843658	511,612.8238
01/01/2017 to 12/31/2017	12.843658	14.257815	508,650.6068
01/01/2018 to 12/31/2018	14.257815	13.530683	437,215.4775
01/01/2019 to 12/31/2019	13.530683	15.444142	393,882.6711

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.113091	11.492134	71,701.8372
01/01/2013 to 12/31/2013	11.492134	10.909788	95,116.5795
01/01/2014 to 12/31/2014	10.909788	11.149090	43,316.9079
01/01/2015 to 12/31/2015	11.149090	9.906825	38,874.1829
01/01/2016 to 12/31/2016	9.906825	10.607334	36,536.7473
01/01/2017 to 12/31/2017	10.607334	11.445606	35,919.6035
01/01/2018 to 12/31/2018	11.445606	10.531983	33,307.7084
01/01/2019 to 12/31/2019	10.531983	12.410611	28,168.0008
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.939093	10.236873	71,453.8968
01/01/2013 to 12/31/2013	10.236873	11.096263	115,584.2918
01/01/2014 to 12/31/2014	11.096263	11.548820	88,643.3037
01/01/2015 to 12/31/2015	11.548820	11.336124	114,076.7196
01/01/2016 to 12/31/2016	11.336124	11.633112	125,762.2392
01/01/2017 to 12/31/2017	11.633112	12.953256	133,963.9710
01/01/2018 to 12/31/2018	12.953256	11.812954	103,367.6391
01/01/2019 to 12/31/2019	11.812954	14.002262	92,674.8509
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.358689	19.748068	49,295.1134
01/01/2011 to 12/31/2011	19.748068	19.861185	56,842.9674
01/01/2012 to 12/31/2012	19.861185	22.743320	52,997.7712
01/01/2013 to 12/31/2013	22.743320	24.434687	47,972.7311
01/01/2014 to 12/31/2014	24.434687	24.802021	42,821.1384
01/01/2015 to 12/31/2015	24.802021	23.385369	49,772.7513
01/01/2016 to 12/31/2016	23.385369	26.191865	44,238.6128
01/01/2017 to 12/31/2017	26.191865	27.735947	43,001.6390
01/01/2018 to 12/31/2018	27.735947	26.469088	42,421.8389
01/01/2019 to 12/31/2019	26.469088	29.873216	38,205.2291
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.919738	11.356251	785,186.2573
01/01/2011 to 12/31/2011	11.356251	10.515063	672,452.9061
01/01/2012 to 12/31/2012	10.515063	12.061485	624,437.4984
01/01/2013 to 12/31/2013	12.061485	15.349577	545,952.9916
01/01/2014 to 12/31/2014	15.349577	15.850816	405,827.7474
01/01/2015 to 12/31/2015	15.850816	15.263021	345,691.0001
01/01/2016 to 12/31/2016	15.263021	16.344835	355,862.1092
01/01/2017 to 12/31/2017	16.344835	19.745867	322,412.2515
01/01/2018 to 12/31/2018	19.745867	17.448594	280,296.8767
01/01/2019 to 12/31/2019	17.448594	21.857889	196,371.4493
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.965951	10.403852	51,556.7285
01/01/2013 to 12/31/2013	10.403852	11.691635	52,482.9362
01/01/2014 to 12/31/2014	11.691635	12.597290	116,038.8671
01/01/2015 to 12/31/2015	12.597290	11.872752	114,981.5782
01/01/2016 to 12/31/2016	11.872752	12.642725	120,809.2898
01/01/2017 to 12/31/2017	12.642725	14.701682	129,099.3198
01/01/2018 to 12/31/2018	14.701682	13.381705	117,076.8117
01/01/2019 to 12/31/2019	13.381705	16.248360	132,190.4373

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.665635	17.278883	368,966.8417
01/01/2011 to 12/31/2011	17.278883	15.454099	336,817.3198
01/01/2012 to 12/31/2012	15.454099	17.915950	287,712.2079
01/01/2013 to 12/31/2013	17.915950	23.317695	252,238.2662
01/01/2014 to 12/31/2014	23.317695	23.306215	210,135.5073
01/01/2015 to 12/31/2015	23.306215	21.663213	182,058.9163
01/01/2016 to 12/31/2016	21.663213	27.940994	164,676.0893
01/01/2017 to 12/31/2017	27.940994	30.669973	144,890.6714
01/01/2018 to 12/31/2018	30.669973	25.544194	133,472.3648
01/01/2019 to 12/31/2019	25.544194	32.324374	114,135.2001
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.179606	12.369549	101,584.8342
01/01/2011 to 12/31/2011	12.369549	9.881769	99,680.7897
01/01/2012 to 12/31/2012	9.881769	11.544206	102,516.4283
01/01/2013 to 12/31/2013	11.544206	10.778868	102,476.3881
01/01/2014 to 12/31/2014	10.778868	9.901143	92,466.7325
01/01/2015 to 12/31/2015	9.901143	8.385404	93,890.2134
01/01/2016 to 12/31/2016	8.385404	9.187708	86,421.0462
01/01/2017 to 12/31/2017	9.187708	11.586489	80,097.9670
01/01/2018 to 12/31/2018	11.586489	9.769851	78,384.0998
01/01/2019 to 12/31/2019	9.769851	11.592389	60,402.7248
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997603	10.198534	13,141.2160
01/01/2011 to 12/31/2011	10.198534	10.223228	29,236.7254
01/01/2012 to 12/31/2012	10.223228	10.781338	24,813.5919
01/01/2013 to 12/31/2013	10.781338	11.000723	42,792.1088
01/01/2014 to 12/31/2014	11.000723	10.889452	44,001.1552
01/01/2015 to 12/31/2015	10.889452	10.611186	37,827.6375
01/01/2016 to 12/31/2016	10.611186	11.393584	28,032.5820
01/01/2017 to 12/31/2017	11.393584	11.608196	19,550.4024
01/01/2018 to 12/31/2018	11.608196	11.441141	11,297.4160
01/01/2019 to 12/31/2019	11.441141	12.032799	10,331.6397
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987604	9.743895	59,388.9181
01/01/2012 to 12/31/2012	9.743895	9.995045	54,762.5323
01/01/2013 to 12/31/2013	9.995045	9.935655	61,446.3903
01/01/2014 to 12/31/2014	9.935655	9.866566	114,378.6806
01/01/2015 to 12/31/2015	9.866566	9.635047	102,668.1723
01/01/2016 to 12/31/2016	9.635047	9.764572	62,200.4759
01/01/2017 to 12/31/2017	9.764572	9.723415	62,341.9963
01/01/2018 to 12/31/2018	9.723415	9.595525	57,835.3647
01/01/2019 to 12/31/2019	9.595525	9.866193	55,313.1002
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.871607	12.129841	4,428.0608
01/01/2011 to 12/31/2011	12.129841	11.880428	3,873.9002
01/01/2012 to 12/31/2012	11.880428	13.341128	3,773.9392
01/01/2013 to 12/31/2013	13.341128	13.245689	2,677.9329
01/01/2014 to 12/31/2014	13.245689	13.164349	2,660.0450
01/01/2015 to 12/31/2015	13.164349	12.397834	2,585.1592
01/01/2016 to 12/31/2016	12.397834	12.289311	2,590.7016
01/01/2017 to 12/31/2017	12.289311	12.093585	2,616.2058
01/01/2018 to 12/31/2018	12.093585	12.001863	2,474.2694
01/01/2019 to 12/31/2019	12.001863	11.931360	2,540.5662

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.211480	13.932543	109,557.1915
01/01/2011 to 12/31/2011	13.932543	12.926451	113,252.4378
01/01/2012 to 12/31/2012	12.926451	16.002101	115,994.8532
01/01/2013 to 12/31/2013	16.002101	16.282017	99,005.8233
01/01/2014 to 12/31/2014	16.282017	18.122311	89,107.6789
01/01/2015 to 12/31/2015	18.122311	17.558323	78,339.2580
01/01/2016 to 12/31/2016	17.558323	17.404553	73,065.6017
01/01/2017 to 12/31/2017	17.404553	18.941275	71,071.5437
01/01/2018 to 12/31/2018	18.941275	17.001771	65,832.7845
01/01/2019 to 12/31/2019	17.001771	20.851901	47,223.3308
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.977047	19.422008	454,241.5700
01/01/2011 to 12/31/2011	19.422008	16.364832	414,357.2483
01/01/2012 to 12/31/2012	16.364832	20.783269	358,846.1129
01/01/2013 to 12/31/2013	20.783269	26.649710	300,712.2169
01/01/2014 to 12/31/2014	26.649710	24.671106	269,112.2705
01/01/2015 to 12/31/2015	24.671106	23.146785	245,448.5840
01/01/2016 to 12/31/2016	23.146785	24.605278	240,317.2532
01/01/2017 to 12/31/2017	24.605278	31.537162	208,860.0562
01/01/2018 to 12/31/2018	31.537162	23.558409	198,804.1632
01/01/2019 to 12/31/2019	23.558409	28.825771	186,455.6274
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	870,604.5617
01/01/2013 to 12/31/2013	1.045471	1.046454	1,101,485.8331
01/01/2014 to 12/31/2014	1.046454	1.085687	1,060,375.4543
01/01/2015 to 12/31/2015	1.085687	1.021990	938,574.5322
01/01/2016 to 12/31/2016	1.021990	1.121928	683,687.5546
01/01/2017 to 12/31/2017	1.121928	1.212775	730,513.4736
01/01/2018 to 12/31/2018	1.212775	1.114938	664,875.1956
01/01/2019 to 12/31/2019	1.114938	1.263003	605,205.4559
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.945174	10.097738	80,704.8316
01/01/2011 to 12/31/2011	10.097738	9.777703	71,491.0091
01/01/2012 to 12/31/2012	9.777703	11.386622	68,898.6629
01/01/2013 to 12/31/2013	11.386622	15.149305	83,203.8816
01/01/2014 to 12/31/2014	15.149305	16.272764	68,325.4971
01/01/2015 to 12/31/2015	16.272764	15.035650	56,999.0327
01/01/2016 to 12/31/2016	15.035650	17.330567	54,606.7756
01/01/2017 to 12/31/2017	17.330567	20.099839	52,438.1316
01/01/2018 to 12/31/2018	20.099839	17.348646	40,871.0843
01/01/2019 to 12/31/2019	17.348646	21.302075	38,879.6522
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.486292	15.482445	208,698.8797
01/01/2011 to 12/31/2011	15.482445	15.049903	185,562.7308
01/01/2012 to 12/31/2012	15.049903	17.483404	157,912.6788
01/01/2013 to 12/31/2013	17.483404	24.082576	167,252.7136
01/01/2014 to 12/31/2014	24.082576	25.536874	115,875.8922
01/01/2015 to 12/31/2015	25.536874	24.664794	99,414.2949
01/01/2016 to 12/31/2016	24.664794	27.008339	88,592.0191
01/01/2017 to 12/31/2017	27.008339	33.264627	74,483.4402
01/01/2018 to 12/31/2018	33.264627	29.727067	77,731.4745
01/01/2019 to 12/31/2019	29.727067	36.341596	71,678.1500

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.037623	10.474723	133,885.6834
01/01/2014 to 12/31/2014	10.474723	10.817135	134,972.2857
01/01/2015 to 12/31/2015	10.817135	10.680816	141,090.5587
01/01/2016 to 12/31/2016	10.680816	10.729571	125,389.1359
01/01/2017 to 12/31/2017	10.729571	10.893117	134,368.6627
01/01/2018 to 12/31/2018	10.893117	10.705424	109,304.3130
01/01/2019 to 12/31/2019	10.705424	11.383880	118,683.1498
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.839740	10.258953	159,176.7273
01/01/2011 to 12/31/2011	10.258953	10.665052	146,729.2690
01/01/2012 to 12/31/2012	10.665052	10.994233	162,643.6537
01/01/2013 to 04/26/2013	10.994233	10.965528	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	327,423.8083
01/01/2013 to 12/31/2013	1.047513	1.142433	366,115.0998
01/01/2014 to 12/31/2014	1.142433	1.200926	321,919.3070
01/01/2015 to 12/31/2015	1.200926	1.190645	429,949.2036
01/01/2016 to 12/31/2016	1.190645	1.203955	407,864.4132
01/01/2017 to 12/31/2017	1.203955	1.380204	385,073.3545
01/01/2018 to 12/31/2018	1.380204	1.258652	543,051.0597
01/01/2019 to 12/31/2019	1.258652	1.445999	508,176.6375
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	17,424.8035
01/01/2015 to 12/31/2015	1.037898	1.009859	150,895.3429
01/01/2016 to 12/31/2016	1.009859	1.012137	122,232.0642
01/01/2017 to 12/31/2017	1.012137	1.148677	112,734.1904
01/01/2018 to 04/30/2018	1.148677	1.118918	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.701942	12.831376	51,774.3616
01/01/2011 to 12/31/2011	12.831376	12.422254	66,490.0724
01/01/2012 to 12/31/2012	12.422254	14.272304	63,901.6760
01/01/2013 to 12/31/2013	14.272304	16.426933	54,335.8725
01/01/2014 to 12/31/2014	16.426933	16.701626	48,833.4875
01/01/2015 to 12/31/2015	16.701626	16.613369	45,246.6453
01/01/2016 to 12/31/2016	16.613369	17.105049	37,910.4562
01/01/2017 to 12/31/2017	17.105049	20.670092	37,117.6092
01/01/2018 to 12/31/2018	20.670092	19.215263	30,202.9200
01/01/2019 to 12/31/2019	19.215263	24.079240	28,272.6257
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.046778	7.355352	358,059.8286
01/01/2011 to 12/31/2011	7.355352	7.462739	368,564.6284
01/01/2012 to 12/31/2012	7.462739	8.689722	317,272.3757
01/01/2013 to 12/31/2013	8.689722	12.432991	325,312.5013
01/01/2014 to 12/31/2014	12.432991	14.525528	287,273.9499
01/01/2015 to 12/31/2015	14.525528	13.697363	228,157.0656
01/01/2016 to 12/31/2016	13.697363	13.820529	239,055.5575
01/01/2017 to 12/31/2017	13.820529	16.081573	194,739.2934
01/01/2018 to 12/31/2018	16.081573	14.685737	180,218.0529
01/01/2019 to 12/31/2019	14.685737	17.832234	170,502.7796

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	137.018308	140.581867	295.6292
01/01/2011 to 12/31/2011	140.581867	127.724425	299.9336
01/01/2012 to 12/31/2012	127.724425	153.754409	953.2243
01/01/2013 to 12/31/2013	153.754409	194.579444	1,684.6768
01/01/2014 to 04/25/2014	194.579444	202.393676	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.216925	6.557220	75,032.1913
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077893	1.124426	0.0000
01/01/2014 to 12/31/2014	1.124426	1.207247	49,847.1348
01/01/2015 to 12/31/2015	1.207247	1.171927	307,034.9133
01/01/2016 to 12/31/2016	1.171927	1.201823	283,579.5819
01/01/2017 to 12/31/2017	1.201823	1.364606	188,161.4190
01/01/2018 to 12/31/2018	1.364606	1.244462	184,276.0333
01/01/2019 to 12/31/2019	1.244462	1.488372	160,407.4633
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.900855	14.122990	269,406.7697
01/01/2011 to 12/31/2011	14.122990	12.391447	244,579.7269
01/01/2012 to 12/31/2012	12.391447	14.209664	220,477.7478
01/01/2013 to 12/31/2013	14.209664	16.652151	185,842.6330
01/01/2014 to 12/31/2014	16.652151	15.226062	164,715.9065
01/01/2015 to 12/31/2015	15.226062	14.696497	148,041.8686
01/01/2016 to 12/31/2016	14.696497	14.315126	146,964.3866
01/01/2017 to 12/31/2017	14.315126	18.028212	134,656.2579
01/01/2018 to 12/31/2018	18.028212	15.234434	124,674.4881
01/01/2019 to 12/31/2019	15.234434	19.208884	110,254.9603
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0.0000
01/01/2015 to 12/31/2015	1.033089	0.959564	0.0000
01/01/2016 to 12/31/2016	0.959564	1.047802	0.0000
01/01/2017 to 12/31/2017	1.047802	1.159392	4,354.4451
01/01/2018 to 12/31/2018	1.159392	1.052683	3,771.2835
01/01/2019 to 12/31/2019	1.052683	1.261936	3,206.5335
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.664811	13.411023	678,447.8767
01/01/2011 to 12/31/2011	13.411023	14.647270	596,849.5573
01/01/2012 to 12/31/2012	14.647270	15.706100	525,494.4515
01/01/2013 to 12/31/2013	15.706100	14.002111	452,641.9792
01/01/2014 to 12/31/2014	14.002111	14.157275	390,061.1226
01/01/2015 to 12/31/2015	14.157275	13.479002	345,664.7316
01/01/2016 to 12/31/2016	13.479002	13.905304	326,628.5467
01/01/2017 to 12/31/2017	13.905304	14.138586	316,881.6570
01/01/2018 to 12/31/2018	14.138586	13.557300	293,557.4781
01/01/2019 to 12/31/2019	13.557300	14.423918	247,641.1925

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.002440	15.946750	794,148.6175
01/01/2011 to 12/31/2011	15.946750	16.167547	708,451.2157
01/01/2012 to 12/31/2012	16.167547	17.358401	739,517.6239
01/01/2013 to 12/31/2013	17.358401	16.730551	594,401.3562
01/01/2014 to 12/31/2014	16.730551	17.129470	435,842.0337
01/01/2015 to 12/31/2015	17.129470	16.833155	360,087.9182
01/01/2016 to 12/31/2016	16.833155	16.972821	328,815.7514
01/01/2017 to 12/31/2017	16.972821	17.429849	306,860.9018
01/01/2018 to 12/31/2018	17.429849	17.086473	280,525.0515
01/01/2019 to 12/31/2019	17.086473	18.210814	243,262.4484
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	0.0000
01/01/2014 to 12/31/2014	10.726847	11.451591	0.0000
01/01/2015 to 12/31/2015	11.451591	11.112109	1,559.7951
01/01/2016 to 12/31/2016	11.112109	11.417906	1,863.4090
01/01/2017 to 12/31/2017	11.417906	13.068566	1,716.0076
01/01/2018 to 04/30/2018	13.068566	12.484738	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.065582	258,640.0773
01/01/2013 to 12/31/2013	1.065582	1.152969	348,195.6300
01/01/2014 to 12/31/2014	1.152969	1.220650	393,651.1257
01/01/2015 to 12/31/2015	1.220650	1.188929	570,525.4670
01/01/2016 to 12/31/2016	1.188929	1.234350	504,618.4693
01/01/2017 to 12/31/2017	1.234350	1.386406	370,190.1380
01/01/2018 to 12/31/2018	1.386406	1.233846	355,174.4070
01/01/2019 to 12/31/2019	1.233846	1.473026	299,619.3846
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.399444	11.469830	356,814.0129
01/01/2011 to 12/31/2011	11.469830	11.390862	333,380.5036
01/01/2012 to 12/31/2012	11.390862	12.629955	367,489.4500
01/01/2013 to 12/31/2013	12.629955	14.015779	320,485.5401
01/01/2014 to 12/31/2014	14.015779	14.573082	328,691.8477
01/01/2015 to 12/31/2015	14.573082	14.039123	192,846.6223
01/01/2016 to 12/31/2016	14.039123	14.593535	161,939.9156
01/01/2017 to 12/31/2017	14.593535	16.615538	144,592.6527
01/01/2018 to 12/31/2018	16.615538	15.261291	118,153.9022
01/01/2019 to 12/31/2019	15.261291	17.937269	111,154.6066
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.855748	11.055654	301,425.6187
01/01/2011 to 12/31/2011	11.055654	10.632939	323,285.5117
01/01/2012 to 12/31/2012	10.632939	12.018082	317,245.9004
01/01/2013 to 12/31/2013	12.018082	13.943906	300,367.1935
01/01/2014 to 12/31/2014	13.943906	14.439035	300,427.1988
01/01/2015 to 12/31/2015	14.439035	13.860629	158,774.3540
01/01/2016 to 12/31/2016	13.860629	14.557192	141,967.7661
01/01/2017 to 12/31/2017	14.557192	17.114432	135,064.9151
01/01/2018 to 12/31/2018	17.114432	15.344975	124,265.4059
01/01/2019 to 12/31/2019	15.344975	18.462985	102,735.8093

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	41.503643	47.725049	224,367.3316
01/01/2011 to 12/31/2011	47.725049	45.017980	189,666.0920
01/01/2012 to 12/31/2012	45.017980	52.185524	165,676.9770
01/01/2013 to 12/31/2013	52.185524	68.600824	139,740.4447
01/01/2014 to 12/31/2014	68.600824	76.363310	120,381.6396
01/01/2015 to 12/31/2015	76.363310	72.347659	104,568.9406
01/01/2016 to 12/31/2016	72.347659	82.427569	98,881.4676
01/01/2017 to 12/31/2017	82.427569	94.730236	85,587.3476
01/01/2018 to 12/31/2018	94.730236	84.552983	74,658.7878
01/01/2019 to 12/31/2019	84.552983	105.117901	66,646.3785
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.131775	10.202924	359,703.0932
01/01/2011 to 12/31/2011	10.202924	9.861078	313,697.5017
01/01/2012 to 12/31/2012	9.861078	11.014898	311,855.3561
01/01/2013 to 12/31/2013	11.014898	14.783140	285,261.3124
01/01/2014 to 12/31/2014	14.783140	16.382421	238,563.9669
01/01/2015 to 12/31/2015	16.382421	17.172544	201,286.8213
01/01/2016 to 12/31/2016	17.172544	17.923521	181,237.2991
01/01/2017 to 12/31/2017	17.923521	21.971677	162,785.4808
01/01/2018 to 12/31/2018	21.971677	21.115299	156,554.2733
01/01/2019 to 12/31/2019	21.115299	27.195351	135,200.2571
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	19.827088	24.457039	35,726.9337
01/01/2011 to 12/31/2011	24.457039	23.144786	32,560.8482
01/01/2012 to 12/31/2012	23.144786	26.083594	25,600.6525
01/01/2013 to 12/31/2013	26.083594	33.398816	22,944.6427
01/01/2014 to 12/31/2014	33.398816	35.984283	22,776.6929
01/01/2015 to 12/31/2015	35.984283	32.184148	22,246.2928
01/01/2016 to 12/31/2016	32.184148	36.529158	21,496.9373
01/01/2017 to 12/31/2017	36.529158	39.298482	20,132.6306
01/01/2018 to 12/31/2018	39.298482	34.694792	19,009.9952
01/01/2019 to 12/31/2019	34.694792	43.974824	12,088.9377
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.421876	15.164455	192,975.6214
01/01/2011 to 12/31/2011	15.164455	13.964054	180,120.7616
01/01/2012 to 12/31/2012	13.964054	16.206485	156,667.9715
01/01/2013 to 12/31/2013	16.206485	21.125154	139,166.5819
01/01/2014 to 12/31/2014	21.125154	23.504834	114,646.0234
01/01/2015 to 12/31/2015	23.504834	20.990857	105,741.9432
01/01/2016 to 12/31/2016	20.990857	23.346014	97,543.5299
01/01/2017 to 12/31/2017	23.346014	25.417609	92,794.3068
01/01/2018 to 12/31/2018	25.417609	21.654826	83,243.4097
01/01/2019 to 12/31/2019	21.654826	28.840142	73,998.5257
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.734635	10.875038	0.0000
01/01/2013 to 12/31/2013	10.875038	10.203401	986.7498
01/01/2014 to 12/31/2014	10.203401	10.784057	5,735.9521
01/01/2015 to 12/31/2015	10.784057	10.642551	976.8583
01/01/2016 to 12/31/2016	10.642551	10.595690	16,789.9406
01/01/2017 to 12/31/2017	10.595690	10.683085	16,580.1342
01/01/2018 to 12/31/2018	10.683085	10.489932	16,325.1166
01/01/2019 to 12/31/2019	10.489932	11.080396	18,105.9911

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	12.042406	13.184184	53,487.1039
01/01/2014 to 12/31/2014	13.184184	12.522304	44,203.2866
01/01/2015 to 12/31/2015	12.522304	12.038017	43,573.3308
01/01/2016 to 12/31/2016	12.038017	12.426654	41,654.1359
01/01/2017 to 12/31/2017	12.426654	16.472381	34,026.3429
01/01/2018 to 12/31/2018	16.472381	13.402497	33,707.5069
01/01/2019 to 12/31/2019	13.402497	17.437953	29,077.1098
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.461583	8.888011	169,326.3736
01/01/2011 to 12/31/2011	8.888011	7.486399	80,367.3845
01/01/2012 to 12/31/2012	7.486399	8.638908	79,170.0802
01/01/2013 to 04/26/2013	8.638908	8.949795	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.480908	10.299080	984,184.5748
01/01/2011 to 12/31/2011	10.299080	10.120891	954,968.6629
01/01/2012 to 12/31/2012	10.120891	9.944355	789,474.8498
01/01/2013 to 12/31/2013	9.944355	9.771836	894,623.3298
01/01/2014 to 12/31/2014	9.771836	9.602309	644,095.2523
01/01/2015 to 12/31/2015	9.602309	9.435723	605,682.5442
01/01/2016 to 12/31/2016	9.435723	9.282426	627,811.1668
01/01/2017 to 12/31/2017	9.282426	9.179718	441,449.4395
01/01/2018 to 12/31/2018	9.179718	9.159309	434,217.2743
01/01/2019 to 12/31/2019	9.159309	9.169453	409,061.2750
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.513985	13.749101	27,036.8575
01/01/2015 to 12/31/2015	13.749101	13.431465	47,292.5311
01/01/2016 to 12/31/2016	13.431465	13.796365	55,394.6160
01/01/2017 to 12/31/2017	13.796365	14.497549	120,064.9752
01/01/2018 to 12/31/2018	14.497549	13.872731	148,363.2398
01/01/2019 to 12/31/2019	13.872731	15.231986	171,932.5475
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.854598	11.829251	3,157,856.0353
01/01/2011 to 12/31/2011	11.829251	11.830850	3,134,392.9778
01/01/2012 to 12/31/2012	11.830850	12.892990	2,599,081.9165
01/01/2013 to 12/31/2013	12.892990	13.819648	2,078,044.7723
01/01/2014 to 04/25/2014	13.819648	13.917987	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.767338	11.892574	5,245,040.6013
01/01/2011 to 12/31/2011	11.892574	11.673042	5,174,824.2332
01/01/2012 to 12/31/2012	11.673042	12.891083	5,005,159.5240
01/01/2013 to 12/31/2013	12.891083	14.469509	4,578,043.0577
01/01/2014 to 04/25/2014	14.469509	14.517559	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.099853	14.460114	5,671,288.9305
01/01/2015 to 12/31/2015	14.460114	14.056737	4,823,309.4711
01/01/2016 to 12/31/2016	14.056737	14.653790	4,315,423.1342
01/01/2017 to 12/31/2017	14.653790	15.932804	3,775,370.6781
01/01/2018 to 12/31/2018	15.932804	14.965904	3,213,899.2927
01/01/2019 to 12/31/2019	14.965904	16.999877	2,732,981.2290
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.460525	11.675611	10,244,528.3509
01/01/2011 to 12/31/2011	11.675611	11.278110	9,314,825.5411
01/01/2012 to 12/31/2012	11.278110	12.625255	8,806,011.0562
01/01/2013 to 12/31/2013	12.625255	14.815420	7,934,744.4925
01/01/2014 to 04/25/2014	14.815420	14.819885	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.499935	14.983098	7,356,198.7900
01/01/2015 to 12/31/2015	14.983098	14.536495	6,707,198.1384
01/01/2016 to 12/31/2016	14.536495	15.299267	5,800,643.4191
01/01/2017 to 12/31/2017	15.299267	17.249415	5,029,115.6646
01/01/2018 to 12/31/2018	17.249415	15.910466	4,376,119.2391
01/01/2019 to 12/31/2019	15.910466	18.671224	3,779,217.9359
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.188952	11.563163	10,591,086.7099
01/01/2011 to 12/31/2011	11.563163	10.922825	9,605,719.2984
01/01/2012 to 12/31/2012	10.922825	12.419539	9,249,643.1260
01/01/2013 to 12/31/2013	12.419539	15.366779	8,823,513.3710
01/01/2014 to 04/25/2014	15.366779	15.287812	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.863588	9.584867	376,771.3664
01/01/2011 to 12/31/2011	9.584867	9.253106	375,161.9153
01/01/2012 to 12/31/2012	9.253106	10.557734	386,597.9056
01/01/2013 to 04/26/2013	10.557734	11.353330	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.473789	15.042373	8,364,902.4338
01/01/2015 to 12/31/2015	15.042373	14.530683	7,470,739.6472
01/01/2016 to 12/31/2016	14.530683	15.441002	6,876,360.7866
01/01/2017 to 12/31/2017	15.441002	18.081453	6,018,917.0655
01/01/2018 to 12/31/2018	18.081453	16.324802	5,224,176.0020
01/01/2019 to 12/31/2019	16.324802	19.847975	4,527,800.4102
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.974815	13.504035	423,839.8849
01/01/2011 to 12/31/2011	13.504035	14.131542	368,727.8436
01/01/2012 to 12/31/2012	14.131542	15.493246	320,597.7553
01/01/2013 to 12/31/2013	15.493246	20.782927	289,823.6577
01/01/2014 to 12/31/2014	20.782927	20.764218	243,650.0651
01/01/2015 to 12/31/2015	20.764218	18.431923	220,307.2111
01/01/2016 to 12/31/2016	18.431923	22.214984	197,291.9068
01/01/2017 to 12/31/2017	22.214984	24.568128	173,841.2147
01/01/2018 to 12/31/2018	24.568128	20.900543	151,600.5422
01/01/2019 to 12/31/2019	20.900543	25.351860	140,917.4747

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.206229	17.113440	12,830.2236
01/01/2011 to 12/31/2011	17.113440	14.083849	13,442.8182
01/01/2012 to 12/31/2012	14.083849	16.315960	8,951.9780
01/01/2013 to 12/31/2013	16.315960	20.458437	11,794.4508
01/01/2014 to 12/31/2014	20.458437	18.757640	11,751.4509
01/01/2015 to 12/31/2015	18.757640	19.493020	14,436.6440
01/01/2016 to 12/31/2016	19.493020	20.270913	14,490.4597
01/01/2017 to 12/31/2017	20.270913	25.985438	11,336.3864
01/01/2018 to 12/31/2018	25.985438	20.281985	12,231.3709
01/01/2019 to 12/31/2019	20.281985	24.520999	12,383.7564
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.897491	22.236591	8,315.8709
01/01/2017 to 12/31/2017	22.236591	25.962156	11,638.5268
01/01/2018 to 12/31/2018	25.962156	25.419214	12,081.5420
01/01/2019 to 12/31/2019	25.419214	32.632710	21,160.0198
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.535332	17.698021	1,910.3273
01/01/2011 to 12/31/2011	17.698021	16.544278	3,503.5063
01/01/2012 to 12/31/2012	16.544278	17.942723	7,439.4556
01/01/2013 to 12/31/2013	17.942723	23.399440	7,507.9566
01/01/2014 to 12/31/2014	23.399440	25.507070	9,166.0406
01/01/2015 to 12/31/2015	25.507070	25.001745	8,985.8355
01/01/2016 to 04/29/2016	25.001745	25.128938	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.396812	12.522598	891,888.9010
01/01/2011 to 12/31/2011	12.522598	11.791509	801,517.5740
01/01/2012 to 12/31/2012	11.791509	13.057507	645,466.4688
01/01/2013 to 12/31/2013	13.057507	17.133113	580,374.7381
01/01/2014 to 12/31/2014	17.133113	18.594661	470,387.1638
01/01/2015 to 12/31/2015	18.594661	18.686232	395,336.5316
01/01/2016 to 12/31/2016	18.686232	19.675380	360,093.6748
01/01/2017 to 12/31/2017	19.675380	22.993196	323,866.3401
01/01/2018 to 12/31/2018	22.993196	22.535785	280,278.9314
01/01/2019 to 12/31/2019	22.535785	28.959162	235,607.0421
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.555344	17.310581	70,025.9106
01/01/2014 to 12/31/2014	17.310581	18.860303	63,655.3725
01/01/2015 to 12/31/2015	18.860303	19.015748	53,067.2480
01/01/2016 to 12/31/2016	19.015748	19.649625	51,416.0454
01/01/2017 to 12/31/2017	19.649625	24.124685	47,444.2555
01/01/2018 to 12/31/2018	24.124685	22.305004	43,580.5555
01/01/2019 to 12/31/2019	22.305004	29.115654	37,649.7788
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.335295	14.164443	99,628.3543
01/01/2011 to 12/31/2011	14.164443	12.880067	87,881.4331
01/01/2012 to 12/31/2012	12.880067	13.417273	79,920.2742
01/01/2013 to 04/26/2013	13.417273	14.461751	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.959638	11.988058	370,547.6611
01/01/2011 to 12/31/2011	11.988058	11.806634	341,698.1771
01/01/2012 to 12/31/2012	11.806634	13.405541	573,878.2571
01/01/2013 to 12/31/2013	13.405541	18.011796	497,065.2384
01/01/2014 to 12/31/2014	18.011796	19.246841	430,129.4489
01/01/2015 to 12/31/2015	19.246841	20.906297	374,574.6308
01/01/2016 to 12/31/2016	20.906297	20.516953	342,983.9825
01/01/2017 to 12/31/2017	20.516953	27.619833	287,793.5950
01/01/2018 to 12/31/2018	27.619833	27.168893	252,584.8469
01/01/2019 to 12/31/2019	27.168893	35.373037	202,444.1352
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.910104	7.834937	45,829.0696
01/01/2011 to 12/31/2011	7.834937	7.403653	42,488.3276
01/01/2012 to 12/31/2012	7.403653	8.196467	35,289.6277
01/01/2013 to 04/26/2013	8.196467	8.798666	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.615002	8.186111	634,848.5015
01/01/2011 to 12/31/2011	8.186111	7.933327	548,945.5013
01/01/2012 to 04/27/2012	7.933327	8.914802	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	14.351824	14.899780	12,383.0597
01/01/2011 to 12/31/2011	14.899780	15.688931	11,446.0520
01/01/2012 to 12/31/2012	15.688931	15.967684	3,990.1293
01/01/2013 to 12/31/2013	15.967684	15.287359	3,711.0506
01/01/2014 to 12/31/2014	15.287359	15.842341	8,356.5897
01/01/2015 to 12/31/2015	15.842341	15.558733	7,056.0627
01/01/2016 to 12/31/2016	15.558733	15.607822	21,253.5328
01/01/2017 to 12/31/2017	15.607822	15.788352	12,130.4752
01/01/2018 to 12/31/2018	15.788352	15.436780	10,957.2156
01/01/2019 to 12/31/2019	15.436780	16.434532	13,138.4655
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.360309	16.531427	12,392.3620
01/01/2011 to 12/31/2011	16.531427	15.881398	8,726.6061
01/01/2012 to 12/31/2012	15.881398	18.298861	10,435.4501
01/01/2013 to 12/31/2013	18.298861	23.871000	9,502.0884
01/01/2014 to 12/31/2014	23.871000	25.617806	15,557.8972
01/01/2015 to 12/31/2015	25.617806	24.499360	15,303.2038
01/01/2016 to 12/31/2016	24.499360	28.909188	12,016.8642
01/01/2017 to 12/31/2017	28.909188	32.841772	14,781.6402
01/01/2018 to 12/31/2018	32.841772	28.537008	14,912.0449
01/01/2019 to 12/31/2019	28.537008	35.203771	8,058.4039
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.436663	12.110959	11,105.3737
01/01/2011 to 12/31/2011	12.110959	10.395367	7,808.0383
01/01/2012 to 12/31/2012	10.395367	12.046530	15,074.2341
01/01/2013 to 12/31/2013	12.046530	14.375224	14,872.7791
01/01/2014 to 12/31/2014	14.375224	13.231571	13,105.5635
01/01/2015 to 12/31/2015	13.231571	12.831574	13,062.6080
01/01/2016 to 12/31/2016	12.831574	12.731112	14,515.1117
01/01/2017 to 12/31/2017	12.731112	15.581600	11,694.3105
01/01/2018 to 12/31/2018	15.581600	13.147496	11,544.9123
01/01/2019 to 12/31/2019	13.147496	15.707112	11,194.2030

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.541011	16.838547	5,418.5337
01/01/2011 to 12/31/2011	16.838547	15.830866	3,297.7268
01/01/2012 to 12/31/2012	15.830866	18.035140	9,276.9370
01/01/2013 to 12/31/2013	18.035140	24.478371	9,453.0474
01/01/2014 to 12/31/2014	24.478371	25.191460	7,720.6808
01/01/2015 to 12/31/2015	25.191460	23.631436	7,546.8112
01/01/2016 to 12/31/2016	23.631436	28.080742	13,928.2832
01/01/2017 to 12/31/2017	28.080742	31.540731	15,346.1938
01/01/2018 to 12/31/2018	31.540731	27.517590	11,098.4043
01/01/2019 to 12/31/2019	27.517590	33.855053	10,307.5483
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.322933	11.613853	282,084.1790
01/01/2011 to 12/31/2011	11.613853	11.599419	238,876.2858
01/01/2012 to 12/31/2012	11.599419	13.155623	252,965.0713
01/01/2013 to 12/31/2013	13.155623	17.025313	236,418.9244
01/01/2014 to 12/31/2014	17.025313	18.921391	190,682.8736
01/01/2015 to 12/31/2015	18.921391	18.762957	183,592.0918
01/01/2016 to 12/31/2016	18.762957	20.536145	174,954.6895
01/01/2017 to 12/31/2017	20.536145	24.465740	159,755.1576
01/01/2018 to 12/31/2018	24.465740	22.877580	165,971.0764
01/01/2019 to 12/31/2019	22.877580	29.404980	142,064.3545
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.944162	20.917289	51,971.7468
01/01/2014 to 12/31/2014	20.917289	22.725377	37,514.7262
01/01/2015 to 12/31/2015	22.725377	22.249734	38,394.5696
01/01/2016 to 12/31/2016	22.249734	24.945586	35,185.9863
01/01/2017 to 12/31/2017	24.945586	28.824199	35,265.5278
01/01/2018 to 12/31/2018	28.824199	25.420820	36,800.1920
01/01/2019 to 12/31/2019	25.420820	32.435250	26,315.2199
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.080016	8.815149	88,995.4743
01/01/2011 to 12/31/2011	8.815149	8.615160	96,513.4404
01/01/2012 to 12/31/2012	8.615160	9.642956	100,159.9254
01/01/2013 to 04/26/2013	9.642956	10.551252	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.190964	23.908788	53,467.7487
01/01/2014 to 12/31/2014	23.908788	23.423399	43,657.1548
01/01/2015 to 12/31/2015	23.423399	23.104506	37,535.1640
01/01/2016 to 12/31/2016	23.104506	26.879920	33,918.0712
01/01/2017 to 12/31/2017	26.879920	30.506109	27,357.7306
01/01/2018 to 12/31/2018	30.506109	27.880009	22,862.8848
01/01/2019 to 12/31/2019	27.880009	35.452681	19,781.6596
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.570466	15.176218	102,264.7989
01/01/2011 to 12/31/2011	15.176218	14.126604	97,665.7380
01/01/2012 to 12/31/2012	14.126604	14.613933	75,288.0230
01/01/2013 to 04/26/2013	14.613933	15.827907	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.563767	20.865466	87,034.6666
01/01/2014 to 12/31/2014	20.865466	22.313121	75,221.8665
01/01/2015 to 12/31/2015	22.313121	24.231045	81,706.8703
01/01/2016 to 12/31/2016	24.231045	24.175418	79,224.6563
01/01/2017 to 12/31/2017	24.175418	31.710407	71,577.2356
01/01/2018 to 12/31/2018	31.710407	30.797614	83,912.1710
01/01/2019 to 12/31/2019	30.797614	39.520948	75,416.8369
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.369652	6.737666	191,266.8939
01/01/2011 to 12/31/2011	6.737666	5.965845	180,162.4399
01/01/2012 to 12/31/2012	5.965845	6.572172	143,664.0905
01/01/2013 to 04/26/2013	6.572172	6.865017	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.726652	18.671588	2,093.0731
01/01/2011 to 12/31/2011	18.671588	15.288720	2,321.7774
01/01/2012 to 12/31/2012	15.288720	15.409403	2,010.5636
01/01/2013 to 12/31/2013	15.409403	16.770589	2,102.3810
01/01/2014 to 12/31/2014	16.770589	13.377435	1,066.6443
01/01/2015 to 12/31/2015	13.377435	8.839019	2,211.9820
01/01/2016 to 12/31/2016	8.839019	12.484863	1,337.3222
01/01/2017 to 12/31/2017	12.484863	12.177974	1,579.9352
01/01/2018 to 12/31/2018	12.177974	8.513052	1,706.0726
01/01/2019 to 12/31/2019	8.513052	9.398501	1,997.2305
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.816150	28.784568	167,700.2038
01/01/2017 to 12/31/2017	28.784568	30.530431	153,924.5260
01/01/2018 to 12/31/2018	30.530431	28.790737	134,770.1953
01/01/2019 to 12/31/2019	28.790737	32.318385	119,161.0959
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.558065	22.820826	375,779.6735
01/01/2011 to 12/31/2011	22.820826	23.425811	329,853.8532
01/01/2012 to 12/31/2012	23.425811	25.997480	291,789.8651
01/01/2013 to 12/31/2013	25.997480	27.584862	243,330.3864
01/01/2014 to 12/31/2014	27.584862	28.415302	202,093.7975
01/01/2015 to 12/31/2015	28.415302	27.315181	176,321.4559
01/01/2016 to 04/29/2016	27.315181	28.113019	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.384110	29.398029	20,431.4822
01/01/2017 to 12/31/2017	29.398029	31.196357	18,854.8803
01/01/2018 to 12/31/2018	31.196357	29.451958	18,061.9874
01/01/2019 to 12/31/2019	29.451958	33.078852	16,168.5035
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.744622	12.307762	17,086.2352
01/01/2011 to 12/31/2011	12.307762	12.512948	26,272.7059
01/01/2012 to 12/31/2012	12.512948	13.703146	32,377.6128
01/01/2013 to 12/31/2013	13.703146	13.655406	49,208.4362
01/01/2014 to 12/31/2014	13.655406	14.014656	45,306.4237
01/01/2015 to 12/31/2015	14.014656	13.570825	42,483.1311
01/01/2016 to 04/29/2016	13.570825	13.891353	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.840564	16.420744	89,900.7356
01/01/2011 to 12/31/2011	16.420744	16.986337	86,984.1514
01/01/2012 to 12/31/2012	16.986337	17.198787	84,251.4841
01/01/2013 to 12/31/2013	17.198787	16.747425	37,599.6927
01/01/2014 to 12/31/2014	16.747425	16.876560	21,516.3540
01/01/2015 to 12/31/2015	16.876560	16.634701	18,808.9727
01/01/2016 to 12/31/2016	16.634701	16.513066	17,690.1212
01/01/2017 to 12/31/2017	16.513066	16.499340	17,680.9028
01/01/2018 to 12/31/2018	16.499340	16.324645	16,989.0968
01/01/2019 to 12/31/2019	16.324645	16.968655	61,317.6531

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.881638	9.784098	3,803,708.2323
01/01/2011 to 12/31/2011	9.784098	9.405479	3,720,487.5387
01/01/2012 to 12/31/2012	9.405479	10.486500	3,636,994.6124
01/01/2013 to 12/31/2013	10.486500	12.208182	3,440,159.9043
01/01/2014 to 12/31/2014	12.208182	12.715716	3,237,064.4371
01/01/2015 to 12/31/2015	12.715716	12.400753	2,816,824.0450
01/01/2016 to 12/31/2016	12.400753	13.130747	2,691,878.8768
01/01/2017 to 12/31/2017	13.130747	15.071216	2,544,629.5379
01/01/2018 to 12/31/2018	15.071216	14.162702	2,432,186.2185
01/01/2019 to 12/31/2019	14.162702	16.626204	2,392,786.3290
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.349533	9.306378	2,498,678.8047
01/01/2011 to 12/31/2011	9.306378	8.708073	2,613,840.2336
01/01/2012 to 12/31/2012	8.708073	9.933828	2,387,465.9683
01/01/2013 to 12/31/2013	9.933828	12.206386	2,213,019.1547
01/01/2014 to 12/31/2014	12.206386	12.754435	2,176,189.9736
01/01/2015 to 12/31/2015	12.754435	12.432218	2,132,234.5042
01/01/2016 to 12/31/2016	12.432218	13.304348	2,113,354.8316
01/01/2017 to 12/31/2017	13.304348	15.857161	2,082,995.9460
01/01/2018 to 12/31/2018	15.857161	14.674276	1,952,866.6382
01/01/2019 to 12/31/2019	14.674276	17.819099	1,736,540.2842
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.835191	9.105799	265,875.7822
01/01/2011 to 12/31/2011	9.105799	8.532140	251,752.5607
01/01/2012 to 12/31/2012	8.532140	9.838177	222,989.5897
01/01/2013 to 12/31/2013	9.838177	12.540809	210,768.5145
01/01/2014 to 12/31/2014	12.540809	13.325075	224,367.2955
01/01/2015 to 12/31/2015	13.325075	13.936918	205,437.9853
01/01/2016 to 12/31/2016	13.936918	14.933854	187,201.3651
01/01/2017 to 12/31/2017	14.933854	18.760905	150,830.9277
01/01/2018 to 12/31/2018	18.760905	18.332413	145,860.8984
01/01/2019 to 12/31/2019	18.332413	23.467864	130,563.5809
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.288692	10.026861	1,495,442.5447
01/01/2011 to 12/31/2011	10.026861	9.867207	1,178,660.4354
01/01/2012 to 12/31/2012	9.867207	10.740633	1,153,882.2955
01/01/2013 to 12/31/2013	10.740633	11.975342	1,086,841.1016
01/01/2014 to 12/31/2014	11.975342	12.478537	1,051,979.2246
01/01/2015 to 12/31/2015	12.478537	12.166943	972,266.5251
01/01/2016 to 12/31/2016	12.166943	12.787964	873,723.1529
01/01/2017 to 12/31/2017	12.787964	14.188915	860,359.1450
01/01/2018 to 12/31/2018	14.188915	13.458526	819,660.8941
01/01/2019 to 12/31/2019	13.458526	15.354103	761,711.7624

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.243250	19.606939	64,353.0306
01/01/2011 to 12/31/2011	19.606939	19.709415	63,772.1105
01/01/2012 to 12/31/2012	19.709415	22.558187	64,114.9242
01/01/2013 to 12/31/2013	22.558187	24.223673	65,832.9796
01/01/2014 to 12/31/2014	24.223673	24.575543	62,651.1808
01/01/2015 to 12/31/2015	24.575543	23.160238	59,441.4949
01/01/2016 to 12/31/2016	23.160238	25.926754	42,053.3982
01/01/2017 to 12/31/2017	25.926754	27.441522	36,507.3027
01/01/2018 to 12/31/2018	27.441522	26.174945	35,212.1552
01/01/2019 to 12/31/2019	26.174945	29.526483	36,140.8095
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.894153	11.321306	1,451,227.4818
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.558366	17.143934	424,169.6817
01/01/2011 to 12/31/2011	17.143934	15.325747	368,891.8414
01/01/2012 to 12/31/2012	15.325747	17.758225	248,306.0224
01/01/2013 to 12/31/2013	17.758225	23.100870	300,564.8186
01/01/2014 to 12/31/2014	23.100870	23.077950	271,303.7736
01/01/2015 to 12/31/2015	23.077950	21.440311	238,350.9909
01/01/2016 to 12/31/2016	21.440311	27.639680	196,859.2677
01/01/2017 to 12/31/2017	27.639680	30.324109	162,151.4688
01/01/2018 to 12/31/2018	30.324109	25.243424	141,358.0830
01/01/2019 to 12/31/2019	25.243424	31.927809	124,693.9520
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.160875	12.340627	251,991.7111
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997534	10.195084	6,394.0405
01/01/2011 to 12/31/2011	10.195084	10.214674	10,143.5481
01/01/2012 to 12/31/2012	10.214674	10.766904	27,171.1595
01/01/2013 to 12/31/2013	10.766904	10.980504	34,886.3694
01/01/2014 to 12/31/2014	10.980504	10.864003	21,439.5310
01/01/2015 to 12/31/2015	10.864003	10.581094	22,800.1949
01/01/2016 to 12/31/2016	10.581094	11.355595	36,587.0674
01/01/2017 to 12/31/2017	11.355595	11.563724	33,576.1634
01/01/2018 to 12/31/2018	11.563724	11.391580	26,402.6142
01/01/2019 to 12/31/2019	11.391580	11.974686	14,392.1629
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.867960	12.119715	2,034.1542
01/01/2011 to 12/31/2011	12.119715	11.864590	2,056.6735
01/01/2012 to 12/31/2012	11.864590	13.316647	17,103.0465
01/01/2013 to 12/31/2013	13.316647	13.214774	19,298.3165
01/01/2014 to 12/31/2014	13.214774	13.127056	2,806.8004
01/01/2015 to 12/31/2015	13.127056	12.356527	2,694.8733
01/01/2016 to 12/31/2016	12.356527	12.242243	2,519.6144
01/01/2017 to 12/31/2017	12.242243	12.041259	2,755.6960
01/01/2018 to 12/31/2018	12.041259	11.943925	2,713.8622
01/01/2019 to 12/31/2019	11.943925	11.867825	2,876.2764

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.176868	13.886119	203,887.4580
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.815186	19.227231	375,253.8749
01/01/2011 to 12/31/2011	19.227231	16.192619	340,157.1260
01/01/2012 to 12/31/2012	16.192619	20.554229	302,938.1809
01/01/2013 to 12/31/2013	20.554229	26.342855	280,422.8714
01/01/2014 to 12/31/2014	26.342855	24.374836	242,136.9359
01/01/2015 to 12/31/2015	24.374836	22.857379	225,877.8639
01/01/2016 to 12/31/2016	22.857379	24.285490	210,867.8659
01/01/2017 to 12/31/2017	24.285490	31.111778	185,936.8420
01/01/2018 to 12/31/2018	31.111778	23.228946	179,978.3353
01/01/2019 to 12/31/2019	23.228946	28.408437	157,374.0410
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.923076	10.065751	222,094.7334
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.367259	15.327193	398,408.3390
01/01/2011 to 12/31/2011	15.327193	14.891553	376,693.7405
01/01/2012 to 12/31/2012	14.891553	17.290758	262,322.7907
01/01/2013 to 12/31/2013	17.290758	23.805318	319,630.3724
01/01/2014 to 12/31/2014	23.805318	25.230252	219,059.4686
01/01/2015 to 12/31/2015	25.230252	24.356456	246,796.9706
01/01/2016 to 12/31/2016	24.356456	26.657372	177,440.4265
01/01/2017 to 12/31/2017	26.657372	32.816005	155,427.6019
01/01/2018 to 12/31/2018	32.816005	29.311396	142,452.3771
01/01/2019 to 12/31/2019	29.311396	35.815519	132,366.6160

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	85,438.0167
01/01/2014 to 12/31/2014	10.444963	10.781011	83,817.6709
01/01/2015 to 12/31/2015	10.781011	10.639824	89,903.9016
01/01/2016 to 12/31/2016	10.639824	10.683050	90,417.9567
01/01/2017 to 12/31/2017	10.683050	10.840479	96,120.3877
01/01/2018 to 12/31/2018	10.840479	10.648338	94,375.5000
01/01/2019 to 12/31/2019	10.648338	11.317516	96,003.4454
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.831441	10.245177	91,375.3237
01/01/2011 to 12/31/2011	10.245177	10.645421	85,889.9308
01/01/2012 to 12/31/2012	10.645421	10.968482	81,720.2668
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.682263	12.801388	124,628.4800
01/01/2011 to 12/31/2011	12.801388	12.387038	148,487.6007
01/01/2012 to 12/31/2012	12.387038	14.224693	106,257.2654
01/01/2013 to 12/31/2013	14.224693	16.363954	101,570.1525
01/01/2014 to 12/31/2014	16.363954	16.629275	86,688.3877
01/01/2015 to 12/31/2015	16.629275	16.533129	117,207.0214
01/01/2016 to 12/31/2016	16.533129	17.013925	55,822.2046
01/01/2017 to 12/31/2017	17.013925	20.549735	50,961.1050
01/01/2018 to 12/31/2018	20.549735	19.093768	49,163.3549
01/01/2019 to 12/31/2019	19.093768	23.915033	46,263.3229
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.975843	7.265437	729,554.0714
01/01/2011 to 12/31/2011	7.265437	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	135.103915	138.571745	104.9272
01/01/2011 to 12/31/2011	138.571745	125.835311	505.6277
01/01/2012 to 12/31/2012	125.835311	151.404221	1,120.6220
01/01/2013 to 12/31/2013	151.404221	191.509486	748.4861
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.203956	6.540272	272,006.9936
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.779445	13.990078	503,394.1880
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.622618	13.359664	615,557.8327
01/01/2011 to 12/31/2011	13.359664	14.583906	522,777.4984
01/01/2012 to 12/31/2012	14.583906	15.630297	458,817.4301
01/01/2013 to 12/31/2013	15.630297	13.927562	448,389.8588
01/01/2014 to 12/31/2014	13.927562	14.074860	414,385.7765
01/01/2015 to 12/31/2015	14.074860	13.393833	376,259.3810
01/01/2016 to 12/31/2016	13.393833	13.810534	361,228.0233
01/01/2017 to 12/31/2017	13.810534	14.035225	331,369.4677
01/01/2018 to 12/31/2018	14.035225	13.451422	299,523.3386
01/01/2019 to 12/31/2019	13.451422	14.304120	263,191.7901

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.826672	15.752043	1,460,193.3452
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.377335	11.439728	415,917.3046
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.834791	11.026635	240,212.3081
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	41.017004	47.141906	366,872.6632
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.036369	10.078183	716,578.3168
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	20.170985	24.868818	234,355.7043
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.386674	15.113932	152,386.6406
01/01/2011 to 12/31/2011	15.113932	13.910583	120,617.2515
01/01/2012 to 12/31/2012	13.910583	16.136315	106,272.5651
01/01/2013 to 12/31/2013	16.136315	21.023179	97,683.5078
01/01/2014 to 12/31/2014	21.023179	23.379678	82,000.4297
01/01/2015 to 12/31/2015	23.379678	20.868641	75,518.4148
01/01/2016 to 12/31/2016	20.868641	23.198484	75,367.1052
01/01/2017 to 12/31/2017	23.198484	25.244402	70,715.8769
01/01/2018 to 12/31/2018	25.244402	21.496438	63,958.4622
01/01/2019 to 12/31/2019	21.496438	28.614894	50,394.5591
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.454436	8.876070	126,813.5087
01/01/2011 to 12/31/2011	8.876070	7.472605	120,514.0081
01/01/2012 to 12/31/2012	7.472605	8.618659	106,573.4907
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.358072	10.173286	945,751.3899
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.826616	11.792861	3,452,041.6595
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.739578	11.855988	5,193,032.7145
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.433553	11.639689	16,601,085.3712
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.162676	11.527582	13,841,831.8488
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.856104	9.571990	567,386.4942
01/01/2011 to 12/31/2011	9.571990	9.236064	544,047.1713
01/01/2012 to 12/31/2012	9.236064	10.532994	526,519.1755
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.834451	13.339080	280,224.7819
01/01/2011 to 12/31/2011	13.339080	13.951958	230,214.7237
01/01/2012 to 12/31/2012	13.951958	15.288669	227,434.9548
01/01/2013 to 12/31/2013	15.288669	20.498259	226,140.7731
01/01/2014 to 12/31/2014	20.498259	20.469564	203,587.8705
01/01/2015 to 12/31/2015	20.469564	18.161276	186,126.7284
01/01/2016 to 12/31/2016	18.161276	21.877849	163,343.5623
01/01/2017 to 12/31/2017	21.877849	24.183224	144,341.4992
01/01/2018 to 12/31/2018	24.183224	20.562748	135,476.4839
01/01/2019 to 12/31/2019	20.562748	24.929656	124,690.7221

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.197922	17.094897	14,594.0220
01/01/2011 to 12/31/2011	17.094897	14.061559	6,668.7874
01/01/2012 to 12/31/2012	14.061559	16.281954	7,454.5487
01/01/2013 to 12/31/2013	16.281954	20.405601	12,789.2166
01/01/2014 to 12/31/2014	20.405601	18.699838	12,444.6349
01/01/2015 to 12/31/2015	18.699838	19.423236	22,503.2465
01/01/2016 to 12/31/2016	19.423236	20.188248	22,542.2040
01/01/2017 to 12/31/2017	20.188248	25.866578	23,554.1732
01/01/2018 to 12/31/2018	25.866578	20.179051	23,274.5424
01/01/2019 to 12/31/2019	20.179051	24.384360	23,904.6867
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	47,712.0703
01/01/2017 to 12/31/2017	22.078608	25.764862	47,118.5066
01/01/2018 to 12/31/2018	25.764862	25.213359	41,783.3888
01/01/2019 to 12/31/2019	25.213359	32.352260	34,852.4344
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.412194	17.548973	62,413.3547
01/01/2011 to 12/31/2011	17.548973	16.396759	55,261.9462
01/01/2012 to 12/31/2012	16.396759	17.773798	51,422.9335
01/01/2013 to 12/31/2013	17.773798	23.167563	51,819.0742
01/01/2014 to 12/31/2014	23.167563	25.241683	49,647.7236
01/01/2015 to 12/31/2015	25.241683	24.729244	44,033.7749
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.263222	12.369630	1,120,293.8513
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	69,223.6879
01/01/2014 to 12/31/2014	17.226997	18.759852	57,054.4151
01/01/2015 to 12/31/2015	18.759852	18.905012	44,427.8319
01/01/2016 to 12/31/2016	18.905012	19.525432	39,802.2079
01/01/2017 to 12/31/2017	19.525432	23.960265	35,176.0948
01/01/2018 to 12/31/2018	23.960265	22.141839	32,920.5444
01/01/2019 to 12/31/2019	22.141839	28.888222	27,058.8076
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.303161	14.117238	94,445.7320
01/01/2011 to 12/31/2011	14.117238	12.830735	75,490.4088
01/01/2012 to 12/31/2012	12.830735	13.359163	76,085.4478
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.879438	11.894387	441,211.0944
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.902598	7.822517	23,794.2214
01/01/2011 to 12/31/2011	7.822517	7.388228	222,381.5193
01/01/2012 to 12/31/2012	7.388228	8.175281	21,753.4939
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.525685	8.086054	803,662.2766
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	14.272032	14.809536	8,268.9298
01/01/2011 to 12/31/2011	14.809536	15.586135	11,688.6909
01/01/2012 to 12/31/2012	15.586135	15.855089	15,848.2219
01/01/2013 to 12/31/2013	15.855089	15.171972	9,739.7190
01/01/2014 to 12/31/2014	15.171972	15.714905	11,614.2995
01/01/2015 to 12/31/2015	15.714905	15.425862	21,883.0563
01/01/2016 to 12/31/2016	15.425862	15.466796	20,831.0222
01/01/2017 to 12/31/2017	15.466796	15.637896	21,806.5342
01/01/2018 to 12/31/2018	15.637896	15.281988	21,065.6757
01/01/2019 to 12/31/2019	15.281988	16.261603	21,254.1422
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.296994	16.444869	5,312.0442
01/01/2011 to 12/31/2011	16.444869	15.790359	5,068.6268
01/01/2012 to 12/31/2012	15.790359	18.184822	5,444.2590
01/01/2013 to 12/31/2013	18.184822	23.710385	9,137.4498
01/01/2014 to 12/31/2014	23.710385	25.432717	13,020.8327
01/01/2015 to 12/31/2015	25.432717	24.310190	14,014.7385
01/01/2016 to 12/31/2016	24.310190	28.671634	15,306.9460
01/01/2017 to 12/31/2017	28.671634	32.555673	16,545.3461
01/01/2018 to 12/31/2018	32.555673	28.274176	15,912.5242
01/01/2019 to 12/31/2019	28.274176	34.862102	12,356.1358
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.373048	12.037580	1,154.5455
01/01/2011 to 12/31/2011	12.037580	10.327221	818.1329
01/01/2012 to 12/31/2012	10.327221	11.961547	1,570.5152
01/01/2013 to 12/31/2013	11.961547	14.266681	4,280.1639
01/01/2014 to 12/31/2014	14.266681	13.125095	5,624.9478
01/01/2015 to 12/31/2015	13.125095	12.721950	4,094.6342
01/01/2016 to 12/31/2016	12.721950	12.616036	8,566.0549
01/01/2017 to 12/31/2017	12.616036	15.433067	10,432.4373
01/01/2018 to 12/31/2018	15.433067	13.015614	12,367.7838
01/01/2019 to 12/31/2019	13.015614	15.541783	11,972.2694

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.465685	16.736517	11,728.3571
01/01/2011 to 12/31/2011	16.736517	15.727087	5,294.0475
01/01/2012 to 12/31/2012	15.727087	17.907911	7,143.4603
01/01/2013 to 12/31/2013	17.907911	24.293548	17,911.7560
01/01/2014 to 12/31/2014	24.293548	24.988752	21,042.0136
01/01/2015 to 12/31/2015	24.988752	23.429556	17,758.9461
01/01/2016 to 12/31/2016	23.429556	27.826941	16,294.3585
01/01/2017 to 12/31/2017	27.826941	31.240082	17,492.0861
01/01/2018 to 12/31/2018	31.240082	27.241574	14,909.4699
01/01/2019 to 12/31/2019	27.241574	33.498718	17,466.6041
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.234088	11.510447	246,176.4788
01/01/2011 to 12/31/2011	11.510447	11.492700	244,933.6841
01/01/2012 to 12/31/2012	11.492700	13.030657	238,255.2995
01/01/2013 to 12/31/2013	13.030657	16.858533	221,661.6539
01/01/2014 to 12/31/2014	16.858533	18.730418	197,774.5182
01/01/2015 to 12/31/2015	18.730418	18.568010	175,086.0369
01/01/2016 to 12/31/2016	18.568010	20.316679	172,426.4139
01/01/2017 to 12/31/2017	20.316679	24.197045	180,015.7744
01/01/2018 to 12/31/2018	24.197045	22.619497	164,056.7418
01/01/2019 to 12/31/2019	22.619497	29.064543	171,600.3394
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	105,176.6217
01/01/2014 to 12/31/2014	20.756199	22.539090	67,111.9496
01/01/2015 to 12/31/2015	22.539090	22.056313	52,975.5370
01/01/2016 to 12/31/2016	22.056313	24.716370	57,444.3217
01/01/2017 to 12/31/2017	24.716370	28.545114	61,428.9087
01/01/2018 to 12/31/2018	28.545114	25.162022	57,184.0522
01/01/2019 to 12/31/2019	25.162022	32.088995	64,960.8388
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.073191	8.803303	224,220.4211
01/01/2011 to 12/31/2011	8.803303	8.599289	234,873.0590
01/01/2012 to 12/31/2012	8.599289	9.620356	220,738.7279
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.450655	15.024065	188,859.8686
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.306594	6.655218	206,138.7608
01/01/2011 to 12/31/2011	6.655218	5.889901	165,476.5989
01/01/2012 to 12/31/2012	5.889901	6.485249	137,184.1621
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.718034	18.651343	8,095.9737
01/01/2011 to 12/31/2011	18.651343	15.264514	6,758.6347
01/01/2012 to 12/31/2012	15.264514	15.377272	3,585.4584
01/01/2013 to 12/31/2013	15.377272	16.727253	3,077.9265
01/01/2014 to 12/31/2014	16.727253	13.336181	2,896.0062
01/01/2015 to 12/31/2015	13.336181	8.807343	3,739.1815
01/01/2016 to 12/31/2016	8.807343	12.433905	2,807.6768
01/01/2017 to 12/31/2017	12.433905	12.122223	3,165.4990
01/01/2018 to 12/31/2018	12.122223	8.469812	3,046.1618
01/01/2019 to 12/31/2019	8.469812	9.346090	3,471.1616
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	286,938.2632
01/01/2017 to 12/31/2017	28.467128	30.178689	272,306.2629
01/01/2018 to 12/31/2018	30.178689	28.444730	225,833.7472
01/01/2019 to 12/31/2019	28.444730	31.914025	206,232.4231
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.317210	22.542192	465,761.3742
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	22,924.8306
01/01/2017 to 12/31/2017	29.073825	30.836944	21,080.7845
01/01/2018 to 12/31/2018	30.836944	29.098007	20,644.0513
01/01/2019 to 12/31/2019	29.098007	32.664980	19,231.2080
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.733980	12.292535	2,020.2594
01/01/2011 to 12/31/2011	12.292535	12.491238	16,762.6537
01/01/2012 to 12/31/2012	12.491238	13.672498	71,298.7942
01/01/2013 to 12/31/2013	13.672498	13.618052	86,765.1833
01/01/2014 to 12/31/2014	13.618052	13.969333	56,442.5192
01/01/2015 to 12/31/2015	13.969333	13.520174	55,530.1065
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.720806	16.288453	32,170.8658
01/01/2011 to 12/31/2011	16.288453	16.841092	41,783.1302
01/01/2012 to 12/31/2012	16.841092	17.043155	34,672.0779
01/01/2013 to 12/31/2013	17.043155	16.587579	28,701.0380
01/01/2014 to 12/31/2014	16.587579	16.707126	21,981.5391
01/01/2015 to 12/31/2015	16.707126	16.459462	19,248.7296
01/01/2016 to 12/31/2016	16.459462	16.330939	18,874.6397
01/01/2017 to 12/31/2017	16.330939	16.309229	18,782.5625
01/01/2018 to 12/31/2018	16.309229	16.128436	19,080.3188
01/01/2019 to 12/31/2019	16.128436	16.756325	12,906.8904

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.167893	10.479837	0.0000
01/01/2013 to 12/31/2013	10.479837	11.428729	11,269.9055
01/01/2014 to 12/31/2014	11.428729	12.037639	19,128.3277
01/01/2015 to 12/31/2015	12.037639	11.879490	9,149.1239
01/01/2016 to 12/31/2016	11.879490	12.075067	9,086.9185
01/01/2017 to 12/31/2017	12.075067	13.462005	6,972.7138
01/01/2018 to 12/31/2018	13.462005	12.286696	6,427.0142
01/01/2019 to 12/31/2019	12.286696	14.234450	5,919.7605
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.866651	9.757837	88,181.5981
01/01/2011 to 12/31/2011	9.757837	9.370880	93,798.8099
01/01/2012 to 12/31/2012	9.370880	10.437432	109,050.8353
01/01/2013 to 12/31/2013	10.437432	12.138922	158,408.2820
01/01/2014 to 12/31/2014	12.138922	12.630942	175,256.6539
01/01/2015 to 12/31/2015	12.630942	12.305766	163,031.9906
01/01/2016 to 12/31/2016	12.305766	13.017151	136,391.0041
01/01/2017 to 12/31/2017	13.017151	14.925952	105,251.4233
01/01/2018 to 12/31/2018	14.925952	14.012095	93,515.1721
01/01/2019 to 12/31/2019	14.012095	16.432966	92,909.8854
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.335439	9.281394	147,402.8344
01/01/2011 to 12/31/2011	9.281394	8.676032	135,724.4776
01/01/2012 to 12/31/2012	8.676032	9.887340	128,799.0664
01/01/2013 to 12/31/2013	9.887340	12.137129	159,715.4004
01/01/2014 to 12/31/2014	12.137129	12.669395	149,650.7084
01/01/2015 to 12/31/2015	12.669395	12.336982	91,554.6804
01/01/2016 to 12/31/2016	12.336982	13.189241	62,281.9104
01/01/2017 to 12/31/2017	13.189241	15.704314	75,361.3676
01/01/2018 to 12/31/2018	15.704314	14.518220	78,873.6022
01/01/2019 to 12/31/2019	14.518220	17.611987	70,454.0388
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.821959	9.081346	26,069.1774
01/01/2011 to 12/31/2011	9.081346	8.500740	20,877.2229
01/01/2012 to 12/31/2012	8.500740	9.792130	19,469.7895
01/01/2013 to 12/31/2013	9.792130	12.469647	24,317.4359
01/01/2014 to 12/31/2014	12.469647	13.236223	19,726.8374
01/01/2015 to 12/31/2015	13.236223	13.830151	20,085.7965
01/01/2016 to 12/31/2016	13.830151	14.804645	8,479.4213
01/01/2017 to 12/31/2017	14.804645	18.580067	16,589.3311
01/01/2018 to 12/31/2018	18.580067	18.137456	15,171.8440
01/01/2019 to 12/31/2019	18.137456	23.195099	13,006.2657
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.273025	9.999953	26,417.7997
01/01/2011 to 12/31/2011	9.999953	9.830917	109,800.4259
01/01/2012 to 12/31/2012	9.830917	10.690383	68,612.4242
01/01/2013 to 12/31/2013	10.690383	11.907408	53,012.5348
01/01/2014 to 12/31/2014	11.907408	12.395351	49,548.8284
01/01/2015 to 12/31/2015	12.395351	12.073754	54,912.7731
01/01/2016 to 12/31/2016	12.073754	12.677341	54,566.7612
01/01/2017 to 12/31/2017	12.677341	14.052162	49,306.6753
01/01/2018 to 12/31/2018	14.052162	13.315416	52,325.6416
01/01/2019 to 12/31/2019	13.315416	15.175660	51,828.0682

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.095853	11.462767	14,504.6584
01/01/2013 to 12/31/2013	11.462767	10.865597	13,010.2993
01/01/2014 to 12/31/2014	10.865597	11.087286	15,468.0980
01/01/2015 to 12/31/2015	11.087286	9.837128	9,533.5864
01/01/2016 to 12/31/2016	9.837128	10.516928	8,046.8313
01/01/2017 to 12/31/2017	10.516928	11.331100	3,307.4003
01/01/2018 to 12/31/2018	11.331100	10.410896	3,030.4756
01/01/2019 to 12/31/2019	10.410896	12.249546	2,356.5945
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.924071	10.211120	41,222.3487
01/01/2013 to 12/31/2013	10.211120	11.051764	61,196.1518
01/01/2014 to 12/31/2014	11.051764	11.485267	57,939.1844
01/01/2015 to 12/31/2015	11.485267	11.256840	85,755.4433
01/01/2016 to 12/31/2016	11.256840	11.534440	79,976.0196
01/01/2017 to 12/31/2017	11.534440	12.824200	74,812.4263
01/01/2018 to 12/31/2018	12.824200	11.677626	73,410.0577
01/01/2019 to 12/31/2019	11.677626	13.821115	73,025.1750
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.014752	19.327799	25,974.5991
01/01/2011 to 12/31/2011	19.327799	19.409454	11,984.7256
01/01/2012 to 12/31/2012	19.409454	22.192562	11,951.6746
01/01/2013 to 12/31/2013	22.192562	23.807246	13,067.1305
01/01/2014 to 12/31/2014	23.807246	24.128934	11,085.6221
01/01/2015 to 12/31/2015	24.128934	22.716618	8,955.9662
01/01/2016 to 12/31/2016	22.716618	25.404742	8,770.9724
01/01/2017 to 12/31/2017	25.404742	26.862224	8,075.2624
01/01/2018 to 12/31/2018	26.862224	25.596638	6,561.1144
01/01/2019 to 12/31/2019	25.596638	28.845286	7,694.4803
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.843201	11.251762	598,311.9581
01/01/2011 to 12/31/2011	11.251762	10.402724	574,376.1933
01/01/2012 to 12/31/2012	10.402724	11.914653	574,542.6876
01/01/2013 to 12/31/2013	11.914653	15.140008	545,171.9191
01/01/2014 to 12/31/2014	15.140008	15.610967	421,891.0537
01/01/2015 to 12/31/2015	15.610967	15.009529	384,897.1844
01/01/2016 to 12/31/2016	15.009529	16.049290	361,470.4170
01/01/2017 to 12/31/2017	16.049290	19.359870	327,768.8687
01/01/2018 to 12/31/2018	19.359870	17.081701	255,659.7437
01/01/2019 to 12/31/2019	17.081701	21.366221	236,619.4230
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.950891	10.377682	2,885.8704
01/01/2013 to 12/31/2013	10.377682	11.644752	12,076.5729
01/01/2014 to 12/31/2014	11.644752	12.527974	20,239.7333
01/01/2015 to 12/31/2015	12.527974	11.789721	23,844.7134
01/01/2016 to 12/31/2016	11.789721	12.535500	27,544.5698
01/01/2017 to 12/31/2017	12.535500	14.555224	29,192.9035
01/01/2018 to 12/31/2018	14.555224	13.228420	26,745.4535
01/01/2019 to 12/31/2019	13.228420	16.038173	16,762.4713

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.447080	16.995902	195,635.3734
01/01/2011 to 12/31/2011	16.995902	15.178255	176,077.4655
01/01/2012 to 12/31/2012	15.178255	17.569665	157,018.8103
01/01/2013 to 12/31/2013	17.569665	22.832759	130,244.8333
01/01/2014 to 12/31/2014	22.832759	22.787306	111,889.2520
01/01/2015 to 12/31/2015	22.787306	21.149125	105,141.0828
01/01/2016 to 12/31/2016	21.149125	27.237071	92,355.3092
01/01/2017 to 12/31/2017	27.237071	29.852630	84,282.5474
01/01/2018 to 12/31/2018	29.852630	24.825945	78,932.0320
01/01/2019 to 12/31/2019	24.825945	31.368421	69,725.8986
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.123524	12.282999	75,164.3209
01/01/2011 to 12/31/2011	12.282999	9.797930	74,870.5751
01/01/2012 to 12/31/2012	9.797930	11.429024	59,347.9265
01/01/2013 to 12/31/2013	11.429024	10.655323	43,697.9889
01/01/2014 to 12/31/2014	10.655323	9.772978	36,284.2014
01/01/2015 to 12/31/2015	9.772978	8.264436	37,046.4549
01/01/2016 to 12/31/2016	8.264436	9.041601	34,730.3885
01/01/2017 to 12/31/2017	9.041601	11.385214	36,347.8854
01/01/2018 to 12/31/2018	11.385214	9.585648	36,670.8819
01/01/2019 to 12/31/2019	9.585648	11.356778	27,353.1478
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997397	10.188191	0.0000
01/01/2011 to 12/31/2011	10.188191	10.197595	1,663.6303
01/01/2012 to 12/31/2012	10.197595	10.738104	10,276.4121
01/01/2013 to 12/31/2013	10.738104	10.940191	28,505.5372
01/01/2014 to 12/31/2014	10.940191	10.813302	16,952.0528
01/01/2015 to 12/31/2015	10.813302	10.521188	19,077.3968
01/01/2016 to 12/31/2016	10.521188	11.280024	15,418.7420
01/01/2017 to 12/31/2017	11.280024	11.475322	12,358.3593
01/01/2018 to 12/31/2018	11.475322	11.293135	9,926.4817
01/01/2019 to 12/31/2019	11.293135	11.859344	5,751.4624
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987399	9.734008	10,384.0622
01/01/2012 to 12/31/2012	9.734008	9.969859	11,760.1386
01/01/2013 to 12/31/2013	9.969859	9.895765	10,843.9853
01/01/2014 to 12/31/2014	9.895765	9.812226	5,435.3203
01/01/2015 to 12/31/2015	9.812226	9.567621	4,708.1856
01/01/2016 to 12/31/2016	9.567621	9.681708	4,254.9544
01/01/2017 to 12/31/2017	9.681708	9.626491	4,045.1000
01/01/2018 to 12/31/2018	9.626491	9.485560	7,632.4805
01/01/2019 to 12/31/2019	9.485560	9.738511	4,266.2317
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.860673	12.099496	0.0000
01/01/2011 to 12/31/2011	12.099496	11.832988	0.0000
01/01/2012 to 12/31/2012	11.832988	13.267839	0.0000
01/01/2013 to 12/31/2013	13.267839	13.153181	0.0000
01/01/2014 to 12/31/2014	13.153181	13.052813	0.0000
01/01/2015 to 12/31/2015	13.052813	12.274357	0.0000
01/01/2016 to 12/31/2016	12.274357	12.148681	0.0000
01/01/2017 to 12/31/2017	12.148681	11.937324	0.0000
01/01/2018 to 12/31/2018	11.937324	11.828927	0.0000
01/01/2019 to 12/31/2019	11.828927	11.741815	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.107964	13.793766	82,309.6616
01/01/2011 to 12/31/2011	13.793766	12.778545	68,899.2780
01/01/2012 to 12/31/2012	12.778545	15.795183	56,467.9727
01/01/2013 to 12/31/2013	15.795183	16.047387	54,014.0516
01/01/2014 to 12/31/2014	16.047387	17.834403	52,529.1192
01/01/2015 to 12/31/2015	17.834403	17.253471	47,725.0885
01/01/2016 to 12/31/2016	17.253471	17.076757	42,077.7712
01/01/2017 to 12/31/2017	17.076757	18.556771	38,753.8313
01/01/2018 to 12/31/2018	18.556771	16.631520	34,246.2192
01/01/2019 to 12/31/2019	16.631520	20.367245	32,319.8055
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.677336	19.050574	216,979.1772
01/01/2011 to 12/31/2011	19.050574	16.027821	198,615.0165
01/01/2012 to 12/31/2012	16.027821	20.324615	181,760.0371
01/01/2013 to 12/31/2013	20.324615	26.022566	162,772.0042
01/01/2014 to 12/31/2014	26.022566	24.054404	150,119.9214
01/01/2015 to 12/31/2015	24.054404	22.534340	137,445.9960
01/01/2016 to 12/31/2016	22.534340	23.918345	132,127.0159
01/01/2017 to 12/31/2017	23.918345	30.610928	114,445.9294
01/01/2018 to 12/31/2018	30.610928	22.832001	111,567.8911
01/01/2019 to 12/31/2019	22.832001	27.895085	101,252.1588
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010630	1.044394	75,401.1603
01/01/2013 to 12/31/2013	1.044394	1.043809	37,937.2778
01/01/2014 to 12/31/2014	1.043809	1.081320	48,071.2149
01/01/2015 to 12/31/2015	1.081320	1.016353	61,693.1642
01/01/2016 to 12/31/2016	1.016353	1.114068	49,751.7812
01/01/2017 to 12/31/2017	1.114068	1.202479	39,870.6408
01/01/2018 to 12/31/2018	1.202479	1.103806	34,089.4852
01/01/2019 to 12/31/2019	1.103806	1.248519	33,892.6146
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.882604	10.012092	134,912.7882
01/01/2011 to 12/31/2011	10.012092	9.680265	122,356.7310
01/01/2012 to 12/31/2012	9.680265	11.256169	95,769.4571
01/01/2013 to 12/31/2013	11.256169	14.953317	98,008.6052
01/01/2014 to 12/31/2014	14.953317	16.038166	95,257.3999
01/01/2015 to 12/31/2015	16.038166	14.796666	85,272.9314
01/01/2016 to 12/31/2016	14.796666	17.029548	80,511.7373
01/01/2017 to 12/31/2017	17.029548	19.721220	60,750.8610
01/01/2018 to 12/31/2018	19.721220	16.996180	59,630.7270
01/01/2019 to 12/31/2019	16.996180	20.838028	57,870.6039
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.265817	15.186300	165,408.7737
01/01/2011 to 12/31/2011	15.186300	14.739946	134,849.2268
01/01/2012 to 12/31/2012	14.739946	17.097538	109,243.3275
01/01/2013 to 12/31/2013	17.097538	23.515801	95,319.1091
01/01/2014 to 12/31/2014	23.515801	24.898496	82,824.5008
01/01/2015 to 12/31/2015	24.898496	24.012162	78,532.7893
01/01/2016 to 12/31/2016	24.012162	26.254298	67,220.9380
01/01/2017 to 12/31/2017	26.254298	32.287625	61,041.9472
01/01/2018 to 12/31/2018	32.287625	28.810437	55,677.2560
01/01/2019 to 12/31/2019	28.810437	35.168218	53,433.7360

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.954907	10.385718	3,810.2171
01/01/2014 to 12/31/2014	10.385718	10.709149	3,720.9315
01/01/2015 to 12/31/2015	10.709149	10.558342	4,079.0409
01/01/2016 to 12/31/2016	10.558342	10.590644	11,466.3345
01/01/2017 to 12/31/2017	10.590644	10.736004	12,741.9190
01/01/2018 to 12/31/2018	10.736004	10.535118	12,394.4701
01/01/2019 to 12/31/2019	10.535118	11.185995	23,415.8569
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.814869	10.217690	12,398.3914
01/01/2011 to 12/31/2011	10.217690	10.606284	17,154.9442
01/01/2012 to 12/31/2012	10.606284	10.917179	12,146.2983
01/01/2013 to 04/26/2013	10.917179	10.888496	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012684	1.046433	0.0000
01/01/2013 to 12/31/2013	1.046433	1.139546	121,309.5136
01/01/2014 to 12/31/2014	1.139546	1.196095	59,649.8557
01/01/2015 to 12/31/2015	1.196095	1.184079	339,252.5788
01/01/2016 to 12/31/2016	1.184079	1.195521	310,816.3201
01/01/2017 to 12/31/2017	1.195521	1.368488	300,562.8972
01/01/2018 to 12/31/2018	1.368488	1.246086	299,105.1546
01/01/2019 to 12/31/2019	1.246086	1.429418	297,593.0500
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996782	1.036824	0.0000
01/01/2015 to 12/31/2015	1.036824	1.007302	0.0000
01/01/2016 to 12/31/2016	1.007302	1.008061	0.0000
01/01/2017 to 12/31/2017	1.008061	1.142343	0.0000
01/01/2018 to 04/30/2018	1.142343	1.112203	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.643023	12.741635	31,712.8870
01/01/2011 to 12/31/2011	12.741635	12.316924	27,814.9538
01/01/2012 to 12/31/2012	12.316924	14.129974	19,546.0092
01/01/2013 to 12/31/2013	14.129974	16.238754	19,136.8103
01/01/2014 to 12/31/2014	16.238754	16.485555	14,642.7406
01/01/2015 to 12/31/2015	16.485555	16.373858	12,332.6153
01/01/2016 to 12/31/2016	16.373858	16.833187	11,920.2218
01/01/2017 to 12/31/2017	16.833187	20.311192	10,775.5767
01/01/2018 to 12/31/2018	20.311192	18.853154	10,527.3442
01/01/2019 to 12/31/2019	18.853154	23.590074	11,642.4686
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.923534	7.194651	288,489.7542
01/01/2011 to 12/31/2011	7.194651	7.288773	251,969.4597
01/01/2012 to 12/31/2012	7.288773	8.474367	233,304.9387
01/01/2013 to 12/31/2013	8.474367	12.106716	237,682.1634
01/01/2014 to 12/31/2014	12.106716	14.123147	212,617.1717
01/01/2015 to 12/31/2015	14.123147	13.297951	200,356.1379
01/01/2016 to 12/31/2016	13.297951	13.397415	184,412.1117
01/01/2017 to 12/31/2017	13.397415	15.565953	175,807.4087
01/01/2018 to 12/31/2018	15.565953	14.193434	153,947.2199
01/01/2019 to 12/31/2019	14.193434	17.208626	127,671.7925

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	131.356334	134.638716	0.0000
01/01/2011 to 12/31/2011	134.638716	122.141806	0.0000
01/01/2012 to 12/31/2012	122.141806	146.812700	0.0000
01/01/2013 to 12/31/2013	146.812700	185.516242	83.5134
01/01/2014 to 04/25/2014	185.516242	192.875375	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.178104	6.506516	14,538.1208
01/01/2011 to 04/29/2011	6.506516	6.907176	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077106	1.122470	0.0000
01/01/2014 to 12/31/2014	1.122470	1.203340	0.0000
01/01/2015 to 12/31/2015	1.203340	1.166383	0.0000
01/01/2016 to 12/31/2016	1.166383	1.194346	0.0000
01/01/2017 to 12/31/2017	1.194346	1.354090	5,269.3592
01/01/2018 to 12/31/2018	1.354090	1.233010	5,231.1932
01/01/2019 to 12/31/2019	1.233010	1.472467	5,194.0562
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.638051	13.814584	191,642.4258
01/01/2011 to 12/31/2011	13.814584	12.102702	186,638.6378
01/01/2012 to 12/31/2012	12.102702	13.857650	172,469.4998
01/01/2013 to 12/31/2013	13.857650	16.215302	166,321.0639
01/01/2014 to 12/31/2014	16.215302	14.804391	145,789.2762
01/01/2015 to 12/31/2015	14.804391	14.268067	130,354.0593
01/01/2016 to 12/31/2016	14.268067	13.876982	123,229.9699
01/01/2017 to 12/31/2017	13.876982	17.450326	105,995.7844
01/01/2018 to 12/31/2018	17.450326	14.723856	97,677.1888
01/01/2019 to 12/31/2019	14.723856	18.537290	92,273.9449
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999740	1.032019	0.0000
01/01/2015 to 12/31/2015	1.032019	0.957133	0.0000
01/01/2016 to 12/31/2016	0.957133	1.043583	4,834.9634
01/01/2017 to 12/31/2017	1.043583	1.152998	12,065.6316
01/01/2018 to 12/31/2018	1.152998	1.045299	7,178.3030
01/01/2019 to 12/31/2019	1.045299	1.251206	7,127.3569
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.538680	13.257567	279,802.5113
01/01/2011 to 12/31/2011	13.257567	14.458039	263,365.7084
01/01/2012 to 12/31/2012	14.458039	15.479838	227,580.5466
01/01/2013 to 12/31/2013	15.479838	13.779703	190,105.3094
01/01/2014 to 12/31/2014	13.779703	13.911521	170,277.9624
01/01/2015 to 12/31/2015	13.911521	13.225162	153,669.9741
01/01/2016 to 12/31/2016	13.225162	13.622990	139,254.1093
01/01/2017 to 12/31/2017	13.622990	13.830835	135,248.9075
01/01/2018 to 12/31/2018	13.830835	13.242214	123,186.1023
01/01/2019 to 12/31/2019	13.242214	14.067579	113,252.3889

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.697007	15.598687	431,203.4314
01/01/2011 to 12/31/2011	15.598687	15.791031	412,049.5206
01/01/2012 to 12/31/2012	15.791031	16.928614	430,198.5872
01/01/2013 to 12/31/2013	16.928614	16.291852	333,921.5475
01/01/2014 to 12/31/2014	16.291852	16.655315	274,386.8789
01/01/2015 to 12/31/2015	16.655315	16.342669	248,069.8132
01/01/2016 to 12/31/2016	16.342669	16.453573	227,489.0041
01/01/2017 to 12/31/2017	16.453573	16.871369	216,962.6761
01/01/2018 to 12/31/2018	16.871369	16.514071	214,358.0724
01/01/2019 to 12/31/2019	16.514071	17.574373	202,670.9826
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214701	10.715574	3,255.7806
01/01/2014 to 12/31/2014	10.715574	11.422414	3,894.2181
01/01/2015 to 12/31/2015	11.422414	11.067180	3,358.9071
01/01/2016 to 12/31/2016	11.067180	11.354701	2,808.8604
01/01/2017 to 12/31/2017	11.354701	12.976812	0.0000
01/01/2018 to 04/30/2018	12.976812	12.391018	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.064484	18,092.0092
01/01/2013 to 12/31/2013	1.064484	1.150055	20,553.5808
01/01/2014 to 12/31/2014	1.150055	1.215740	20,364.9215
01/01/2015 to 12/31/2015	1.215740	1.182372	36,234.5026
01/01/2016 to 12/31/2016	1.182372	1.225704	35,693.8632
01/01/2017 to 12/31/2017	1.225704	1.374637	33,552.5337
01/01/2018 to 12/31/2018	1.374637	1.221529	17,425.3528
01/01/2019 to 12/31/2019	1.221529	1.456136	17,256.5575
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.333264	11.379773	136,206.6114
01/01/2011 to 12/31/2011	11.379773	11.284525	98,475.4672
01/01/2012 to 12/31/2012	11.284525	12.493205	88,682.6905
01/01/2013 to 12/31/2013	12.493205	13.843251	90,157.5915
01/01/2014 to 12/31/2014	13.843251	14.372122	79,588.7895
01/01/2015 to 12/31/2015	14.372122	13.824769	80,085.5119
01/01/2016 to 12/31/2016	13.824769	14.349185	78,545.0567
01/01/2017 to 12/31/2017	14.349185	16.312928	70,355.5923
01/01/2018 to 12/31/2018	16.312928	14.960753	62,095.2912
01/01/2019 to 12/31/2019	14.960753	17.557688	60,376.0503
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.793017	10.968839	35,084.5654
01/01/2011 to 12/31/2011	10.968839	10.533663	47,673.6248
01/01/2012 to 12/31/2012	10.533663	11.887943	36,787.4043
01/01/2013 to 12/31/2013	11.887943	13.772250	39,500.3192
01/01/2014 to 12/31/2014	13.772250	14.239908	23,672.8048
01/01/2015 to 12/31/2015	14.239908	13.648985	26,396.8743
01/01/2016 to 12/31/2016	13.648985	14.313436	22,395.0810
01/01/2017 to 12/31/2017	14.313436	16.802722	22,178.5960
01/01/2018 to 12/31/2018	16.802722	15.042773	21,839.4541
01/01/2019 to 12/31/2019	15.042773	18.072258	21,623.0993

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	40.658089	46.682743	186,060.2686
01/01/2011 to 12/31/2011	46.682743	43.968910	153,239.0111
01/01/2012 to 12/31/2012	43.968910	50.892657	131,865.3781
01/01/2013 to 12/31/2013	50.892657	66.801079	116,213.9961
01/01/2014 to 12/31/2014	66.801079	74.248482	99,937.6450
01/01/2015 to 12/31/2015	74.248482	70.238585	90,804.5410
01/01/2016 to 12/31/2016	70.238585	79.904749	82,270.9009
01/01/2017 to 12/31/2017	79.904749	91.693704	71,732.7248
01/01/2018 to 12/31/2018	91.693704	81.719258	64,665.3276
01/01/2019 to 12/31/2019	81.719258	101.442742	59,897.5615
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	7.966011	9.979980	318,046.1811
01/01/2011 to 12/31/2011	9.979980	9.631171	228,074.6144
01/01/2012 to 12/31/2012	9.631171	10.741882	198,851.3519
01/01/2013 to 12/31/2013	10.741882	14.395139	192,862.2872
01/01/2014 to 12/31/2014	14.395139	15.928538	161,033.2550
01/01/2015 to 12/31/2015	15.928538	16.671745	145,507.1440
01/01/2016 to 12/31/2016	16.671745	17.374744	128,928.8420
01/01/2017 to 12/31/2017	17.374744	21.267146	118,083.2364
01/01/2018 to 12/31/2018	21.267146	20.407413	100,268.9906
01/01/2019 to 12/31/2019	20.407413	26.244252	84,345.9763
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	19.462550	23.971440	29,870.5828
01/01/2011 to 12/31/2011	23.971440	22.651298	26,960.7934
01/01/2012 to 12/31/2012	22.651298	25.488990	24,377.7430
01/01/2013 to 12/31/2013	25.488990	32.588570	22,696.8097
01/01/2014 to 12/31/2014	32.588570	35.058692	20,921.4926
01/01/2015 to 12/31/2015	35.058692	31.309279	16,736.8367
01/01/2016 to 12/31/2016	31.309279	35.482916	16,923.4665
01/01/2017 to 12/31/2017	35.482916	38.115892	15,912.5882
01/01/2018 to 12/31/2018	38.115892	33.599988	14,545.9819
01/01/2019 to 12/31/2019	33.599988	42.523381	14,662.5461
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.316594	15.013427	73,508.9699
01/01/2011 to 12/31/2011	15.013427	13.804291	69,739.6280
01/01/2012 to 12/31/2012	13.804291	15.996935	60,671.7385
01/01/2013 to 12/31/2013	15.996935	20.820775	53,351.8411
01/01/2014 to 12/31/2014	20.820775	23.131451	48,744.6331
01/01/2015 to 12/31/2015	23.131451	20.626426	45,605.5686
01/01/2016 to 12/31/2016	20.626426	22.906318	44,153.7298
01/01/2017 to 12/31/2017	22.906318	24.901643	40,253.1200
01/01/2018 to 12/31/2018	24.901643	21.183242	36,963.4036
01/01/2019 to 12/31/2019	21.183242	28.169821	32,819.1628
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.718421	10.847689	8,886.5983
01/01/2013 to 12/31/2013	10.847689	10.162484	0.0000
01/01/2014 to 12/31/2014	10.162484	10.724718	0.0000
01/01/2015 to 12/31/2015	10.724718	10.568127	0.0000
01/01/2016 to 12/31/2016	10.568127	10.505826	0.0000
01/01/2017 to 12/31/2017	10.505826	10.576649	0.0000
01/01/2018 to 12/31/2018	10.576649	10.369771	2,671.1999
01/01/2019 to 12/31/2019	10.369771	10.937058	2,452.5764

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.651265	12.743081	12,598.7833
01/01/2014 to 12/31/2014	12.743081	12.085198	8,576.2854
01/01/2015 to 12/31/2015	12.085198	11.600395	9,450.7547
01/01/2016 to 12/31/2016	11.600395	11.956962	7,948.7139
01/01/2017 to 12/31/2017	11.956962	15.826108	7,918.3188
01/01/2018 to 12/31/2018	15.826108	12.857237	6,737.6183
01/01/2019 to 12/31/2019	12.857237	16.703457	7,895.3429
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.440167	8.852245	15,894.4285
01/01/2011 to 12/31/2011	8.852245	7.445105	11,765.7652
01/01/2012 to 12/31/2012	7.445105	8.578318	16,573.6937
01/01/2013 to 04/26/2013	8.578318	8.882788	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.267473	10.074225	674,565.5497
01/01/2011 to 12/31/2011	10.074225	9.885130	594,688.6211
01/01/2012 to 12/31/2012	9.885130	9.698069	282,712.8314
01/01/2013 to 12/31/2013	9.698069	9.515538	270,137.9449
01/01/2014 to 12/31/2014	9.515538	9.336444	263,140.3050
01/01/2015 to 12/31/2015	9.336444	9.160719	259,873.2766
01/01/2016 to 12/31/2016	9.160719	8.998383	232,601.7490
01/01/2017 to 12/31/2017	8.998383	8.885518	135,581.1886
01/01/2018 to 12/31/2018	8.885518	8.852403	111,104.8830
01/01/2019 to 12/31/2019	8.852403	8.848925	99,579.3212
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.332149	13.550342	63,288.0195
01/01/2015 to 12/31/2015	13.550342	13.217456	80,429.9890
01/01/2016 to 12/31/2016	13.217456	13.556197	31,253.8601
01/01/2017 to 12/31/2017	13.556197	14.223889	31,035.4367
01/01/2018 to 12/31/2018	14.223889	13.590351	48,758.4056
01/01/2019 to 12/31/2019	13.590351	14.899579	48,438.8803
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.770887	11.720442	1,417,850.7498
01/01/2011 to 12/31/2011	11.720442	11.704503	1,530,248.3631
01/01/2012 to 12/31/2012	11.704503	12.736086	1,481,663.6677
01/01/2013 to 12/31/2013	12.736086	13.631012	1,349,392.9540
01/01/2014 to 04/25/2014	13.631012	13.721523	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.684293	11.783178	2,111,177.0350
01/01/2011 to 12/31/2011	11.783178	11.548371	1,917,844.5505
01/01/2012 to 12/31/2012	11.548371	12.734194	1,815,270.2350
01/01/2013 to 12/31/2013	12.734194	14.271995	1,677,188.0374
01/01/2014 to 04/25/2014	14.271995	14.312622	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.910122	14.251064	2,624,007.5164
01/01/2015 to 12/31/2015	14.251064	13.832750	2,280,822.3528
01/01/2016 to 12/31/2016	13.832750	14.398682	1,967,311.3866
01/01/2017 to 12/31/2017	14.398682	15.632039	1,802,292.9301
01/01/2018 to 12/31/2018	15.632039	14.661257	1,684,325.9056
01/01/2019 to 12/31/2019	14.661257	16.628872	1,539,246.5845
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.379836	11.568201	4,009,708.4123
01/01/2011 to 12/31/2011	11.568201	11.157644	3,585,466.7004
01/01/2012 to 12/31/2012	11.157644	12.471587	3,320,296.3740
01/01/2013 to 12/31/2013	12.471587	14.613171	2,939,172.6375
01/01/2014 to 04/25/2014	14.613171	14.610666	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.304806	14.766474	2,630,275.7924
01/01/2015 to 12/31/2015	14.766474	14.304850	2,450,996.1349
01/01/2016 to 12/31/2016	14.304850	15.032907	2,140,354.0096
01/01/2017 to 12/31/2017	15.032907	16.923784	1,726,253.3660
01/01/2018 to 12/31/2018	16.923784	15.586576	1,575,417.9843
01/01/2019 to 12/31/2019	15.586576	18.263727	1,483,531.5593
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.110345	11.456775	4,257,983.5300
01/01/2011 to 12/31/2011	11.456775	10.806138	4,042,008.5957
01/01/2012 to 12/31/2012	10.806138	12.268357	3,690,752.7639
01/01/2013 to 12/31/2013	12.268357	15.156984	3,382,356.8704
01/01/2014 to 04/25/2014	15.156984	15.071967	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.841161	9.546299	36,074.6244
01/01/2011 to 12/31/2011	9.546299	9.202085	33,200.1687
01/01/2012 to 12/31/2012	9.202085	10.483706	34,333.8457
01/01/2013 to 04/26/2013	10.483706	11.268352	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.278990	14.824869	3,326,979.4763
01/01/2015 to 12/31/2015	14.824869	14.299108	2,972,267.7700
01/01/2016 to 12/31/2016	14.299108	15.172150	2,705,269.8204
01/01/2017 to 12/31/2017	15.172150	17.740091	2,353,093.7542
01/01/2018 to 12/31/2018	17.740091	15.992451	2,195,882.6680
01/01/2019 to 12/31/2019	15.992451	19.414764	1,975,992.7368
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.730917	13.209181	229,592.1030
01/01/2011 to 12/31/2011	13.209181	13.802315	185,367.2192
01/01/2012 to 12/31/2012	13.802315	15.109494	174,944.4178
01/01/2013 to 12/31/2013	15.109494	20.237803	154,816.1857
01/01/2014 to 12/31/2014	20.237803	20.189271	133,025.5893
01/01/2015 to 12/31/2015	20.189271	17.894681	121,536.7854
01/01/2016 to 12/31/2016	17.894681	21.535162	108,740.5612
01/01/2017 to 12/31/2017	21.535162	23.780718	100,908.8112
01/01/2018 to 12/31/2018	23.780718	20.200169	87,854.0342
01/01/2019 to 12/31/2019	20.200169	24.465609	79,912.4053

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.181330	17.057883	673.4023
01/01/2011 to 12/31/2011	17.057883	14.017102	1,015.6189
01/01/2012 to 12/31/2012	14.017102	16.214180	920.8997
01/01/2013 to 12/31/2013	16.214180	20.300375	4,893.3457
01/01/2014 to 12/31/2014	20.300375	18.584810	5,746.8529
01/01/2015 to 12/31/2015	18.584810	19.284466	5,059.7708
01/01/2016 to 12/31/2016	19.284466	20.023987	4,200.5262
01/01/2017 to 12/31/2017	20.023987	25.630572	3,927.3094
01/01/2018 to 12/31/2018	25.630572	19.974821	3,725.3944
01/01/2019 to 12/31/2019	19.974821	24.113459	3,064.3523
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.455469	21.766073	1,354.3454
01/01/2017 to 12/31/2017	21.766073	25.374851	900.5837
01/01/2018 to 12/31/2018	25.374851	24.806735	850.4799
01/01/2019 to 12/31/2019	24.806735	31.798707	770.5604
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.168928	17.254736	1,163.5509
01/01/2011 to 12/31/2011	17.254736	16.105760	2,767.7242
01/01/2012 to 12/31/2012	16.105760	17.440825	1,213.7024
01/01/2013 to 12/31/2013	17.440825	22.710843	2,530.0192
01/01/2014 to 12/31/2014	22.710843	24.719350	1,352.3661
01/01/2015 to 12/31/2015	24.719350	24.193312	1,266.8528
01/01/2016 to 04/29/2016	24.193312	24.304401	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.164658	12.249141	674,648.2369
01/01/2011 to 12/31/2011	12.249141	11.516763	559,819.5251
01/01/2012 to 12/31/2012	11.516763	12.734053	474,301.8288
01/01/2013 to 12/31/2013	12.734053	16.683680	419,921.7343
01/01/2014 to 12/31/2014	16.683680	18.079754	349,598.9289
01/01/2015 to 12/31/2015	18.079754	18.141560	305,546.1637
01/01/2016 to 12/31/2016	18.141560	19.073254	278,918.5407
01/01/2017 to 12/31/2017	19.073254	22.256243	243,299.4640
01/01/2018 to 12/31/2018	22.256243	21.780606	217,358.9127
01/01/2019 to 12/31/2019	21.780606	27.946800	189,894.9797
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.360064	17.061098	36,097.7915
01/01/2014 to 12/31/2014	17.061098	18.560625	30,463.4475
01/01/2015 to 12/31/2015	18.560625	18.685549	29,445.8970
01/01/2016 to 12/31/2016	18.685549	19.279483	22,309.9908
01/01/2017 to 12/31/2017	19.279483	23.634896	20,757.5894
01/01/2018 to 12/31/2018	23.634896	21.819199	18,708.6928
01/01/2019 to 12/31/2019	21.819199	28.438833	18,080.2668
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.239190	14.023333	41,374.6465
01/01/2011 to 12/31/2011	14.023333	12.732671	43,057.8686
01/01/2012 to 12/31/2012	12.732671	13.243738	40,613.6624
01/01/2013 to 04/26/2013	13.243738	14.267902	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.796267	11.791672	270,194.4033
01/01/2011 to 12/31/2011	11.791672	11.595850	237,971.4584
01/01/2012 to 12/31/2012	11.595850	13.146384	454,811.1645
01/01/2013 to 12/31/2013	13.146384	17.637135	408,433.1136
01/01/2014 to 12/31/2014	17.637135	18.818245	348,080.5210
01/01/2015 to 12/31/2015	18.818245	20.410115	310,030.4815
01/01/2016 to 12/31/2016	20.410115	19.999994	284,190.8493
01/01/2017 to 12/31/2017	19.999994	26.883713	253,261.6202
01/01/2018 to 12/31/2018	26.883713	26.404917	229,069.7326
01/01/2019 to 12/31/2019	26.404917	34.326851	205,749.0338
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.887615	7.797745	22,481.7669
01/01/2011 to 12/31/2011	7.797745	7.357485	26,249.1303
01/01/2012 to 12/31/2012	7.357485	8.133087	2,913.4671
01/01/2013 to 04/26/2013	8.133087	8.726468	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.459833	8.007296	564,904.9151
01/01/2011 to 12/31/2011	8.007296	7.748428	447,345.5818
01/01/2012 to 04/27/2012	7.748428	8.702779	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	14.113833	14.630748	1,981.8524
01/01/2011 to 12/31/2011	14.630748	15.382633	1,565.6345
01/01/2012 to 12/31/2012	15.382633	15.632356	10,565.6356
01/01/2013 to 12/31/2013	15.632356	14.943885	9,375.5481
01/01/2014 to 12/31/2014	14.943885	15.463191	4,052.1742
01/01/2015 to 12/31/2015	15.463191	15.163609	3,143.8678
01/01/2016 to 12/31/2016	15.163609	15.188656	2,907.5056
01/01/2017 to 12/31/2017	15.188656	15.341376	2,877.9617
01/01/2018 to 12/31/2018	15.341376	14.977154	4,694.0283
01/01/2019 to 12/31/2019	14.977154	15.921306	7,280.7330
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.171307	16.273172	2,945.8998
01/01/2011 to 12/31/2011	16.273172	15.609908	4,710.4570
01/01/2012 to 12/31/2012	15.609908	17.958955	4,003.0287
01/01/2013 to 12/31/2013	17.958955	23.392505	10,979.5904
01/01/2014 to 12/31/2014	23.392505	25.066670	9,483.3721
01/01/2015 to 12/31/2015	25.066670	23.936353	7,319.2457
01/01/2016 to 12/31/2016	23.936353	28.202533	5,609.1348
01/01/2017 to 12/31/2017	28.202533	31.991131	7,065.9732
01/01/2018 to 12/31/2018	31.991131	27.755937	6,884.4661
01/01/2019 to 12/31/2019	27.755937	34.188920	3,973.9636
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.246923	11.892205	3,334.0710
01/01/2011 to 12/31/2011	11.892205	10.192314	4,058.1496
01/01/2012 to 12/31/2012	10.192314	11.793437	4,150.7701
01/01/2013 to 12/31/2013	11.793437	14.052125	3,730.7399
01/01/2014 to 12/31/2014	14.052125	12.914782	6,558.5101
01/01/2015 to 12/31/2015	12.914782	12.505582	3,239.2592
01/01/2016 to 12/31/2016	12.505582	12.389076	0.0000
01/01/2017 to 12/31/2017	12.389076	15.140340	0.0000
01/01/2018 to 12/31/2018	15.140340	12.755898	0.0000
01/01/2019 to 12/31/2019	12.755898	15.216443	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.316341	16.534381	1,234.4793
01/01/2011 to 12/31/2011	16.534381	15.521640	3,270.0609
01/01/2012 to 12/31/2012	15.521640	17.656228	4,840.5580
01/01/2013 to 12/31/2013	17.656228	23.928209	5,497.2712
01/01/2014 to 12/31/2014	23.928209	24.588359	6,709.3926
01/01/2015 to 12/31/2015	24.588359	23.031100	5,135.2911
01/01/2016 to 12/31/2016	23.031100	27.326380	5,516.2166
01/01/2017 to 12/31/2017	27.326380	30.647564	5,311.1562
01/01/2018 to 12/31/2018	30.647564	26.698014	4,240.3113
01/01/2019 to 12/31/2019	26.698014	32.797509	4,098.8654
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.140674	11.391722	147,927.1408
01/01/2011 to 12/31/2011	11.391722	11.360548	128,740.9148
01/01/2012 to 12/31/2012	11.360548	12.865299	120,633.2465
01/01/2013 to 12/31/2013	12.865299	16.624657	115,171.0980
01/01/2014 to 12/31/2014	16.624657	18.448430	106,645.8631
01/01/2015 to 12/31/2015	18.448430	18.266536	66,316.2271
01/01/2016 to 12/31/2016	18.266536	19.962856	69,331.5750
01/01/2017 to 12/31/2017	19.962856	23.747236	73,904.2009
01/01/2018 to 12/31/2018	23.747236	22.172234	80,764.1232
01/01/2019 to 12/31/2019	22.172234	28.455690	75,853.1745
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.550580	20.437846	52,014.1326
01/01/2014 to 12/31/2014	20.437846	22.171216	48,760.9423
01/01/2015 to 12/31/2015	22.171216	21.674637	46,956.7584
01/01/2016 to 12/31/2016	21.674637	24.264399	45,621.2088
01/01/2017 to 12/31/2017	24.264399	27.995223	39,805.0396
01/01/2018 to 12/31/2018	27.995223	24.652486	39,365.9550
01/01/2019 to 12/31/2019	24.652486	31.407779	40,480.1808
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.059563	8.779668	64,159.7725
01/01/2011 to 12/31/2011	8.779668	8.567648	64,238.6160
01/01/2012 to 12/31/2012	8.567648	9.575332	63,956.2691
01/01/2013 to 04/26/2013	9.575332	10.472267	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.825288	23.429557	66,920.2564
01/01/2014 to 12/31/2014	23.429557	22.919485	56,917.5191
01/01/2015 to 12/31/2015	22.919485	22.573569	50,811.1716
01/01/2016 to 12/31/2016	22.573569	26.222880	47,365.9723
01/01/2017 to 12/31/2017	26.222880	29.715969	38,787.8085
01/01/2018 to 12/31/2018	29.715969	27.116928	35,218.3211
01/01/2019 to 12/31/2019	27.116928	34.430668	29,941.8802
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.348579	14.886019	109,284.5743
01/01/2011 to 12/31/2011	14.886019	13.835741	107,341.0730
01/01/2012 to 12/31/2012	13.835741	14.291465	92,763.4835
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.207873	20.396540	54,211.1534
01/01/2014 to 12/31/2014	20.396540	21.778971	49,593.5620
01/01/2015 to 12/31/2015	21.778971	23.615539	42,395.0009
01/01/2016 to 12/31/2016	23.615539	23.526017	41,574.4862
01/01/2017 to 12/31/2017	23.526017	30.812532	39,385.9272
01/01/2018 to 12/31/2018	30.812532	29.880464	36,795.3284
01/01/2019 to 12/31/2019	29.880464	38.286563	36,163.9028
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.260154	6.590395	153,225.0339
01/01/2011 to 12/31/2011	6.590395	5.826713	73,445.8336
01/01/2012 to 12/31/2012	5.826713	6.409230	69,501.5124
01/01/2013 to 04/26/2013	6.409230	6.691623	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.700819	18.610935	0.0000
01/01/2011 to 12/31/2011	18.610935	15.216237	0.0000
01/01/2012 to 12/31/2012	15.216237	15.313235	0.0000
01/01/2013 to 12/31/2013	15.313235	16.640946	0.0000
01/01/2014 to 12/31/2014	16.640946	13.254085	0.0000
01/01/2015 to 12/31/2015	13.254085	8.744354	0.0000
01/01/2016 to 12/31/2016	8.744354	12.332648	0.0000
01/01/2017 to 12/31/2017	12.332648	12.011526	0.0000
01/01/2018 to 12/31/2018	12.011526	8.384021	0.0000
01/01/2019 to 12/31/2019	8.384021	9.242181	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.932958	27.842935	116,210.3299
01/01/2017 to 12/31/2017	27.842935	29.487562	107,528.2294
01/01/2018 to 12/31/2018	29.487562	27.765383	98,862.9325
01/01/2019 to 12/31/2019	27.765383	31.120703	98,918.8915
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.139535	22.322745	241,801.7927
01/01/2011 to 12/31/2011	22.322745	22.880277	212,340.3144
01/01/2012 to 12/31/2012	22.880277	25.353812	194,343.8395
01/01/2013 to 12/31/2013	25.353812	26.861582	165,445.7651
01/01/2014 to 12/31/2014	26.861582	27.628783	143,889.4231
01/01/2015 to 12/31/2015	27.628783	26.519298	126,741.3093
01/01/2016 to 04/29/2016	26.519298	27.280436	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.482890	28.436333	8,716.8416
01/01/2017 to 12/31/2017	28.436333	30.130747	5,688.2568
01/01/2018 to 12/31/2018	30.130747	28.403061	3,738.9043
01/01/2019 to 12/31/2019	28.403061	31.852995	3,533.7151
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.712733	12.262151	7,739.6706
01/01/2011 to 12/31/2011	12.262151	12.447946	14,113.8088
01/01/2012 to 12/31/2012	12.447946	13.611429	16,083.0364
01/01/2013 to 12/31/2013	13.611429	13.543678	10,216.2365
01/01/2014 to 12/31/2014	13.543678	13.879160	20,585.5130
01/01/2015 to 12/31/2015	13.879160	13.419475	26,729.6707
01/01/2016 to 04/29/2016	13.419475	13.729658	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.484010	16.027078	11,233.1173
01/01/2011 to 12/31/2011	16.027078	16.554340	10,285.6934
01/01/2012 to 12/31/2012	16.554340	16.736131	12,679.0815
01/01/2013 to 12/31/2013	16.736131	16.272485	6,099.1187
01/01/2014 to 12/31/2014	16.272485	16.373384	3,044.1442
01/01/2015 to 12/31/2015	16.373384	16.114547	2,260.0040
01/01/2016 to 12/31/2016	16.114547	15.972741	2,183.9369
01/01/2017 to 12/31/2017	15.972741	15.935612	2,408.4444
01/01/2018 to 12/31/2018	15.935612	15.743126	2,576.1923
01/01/2019 to 12/31/2019	15.743126	16.339673	2,460.9570

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.157644	10.462250	0.0000
01/01/2013 to 12/31/2013	10.462250	11.398147	2,555.7955
01/01/2014 to 12/31/2014	11.398147	11.993428	1,984.1368
01/01/2015 to 12/31/2015	11.993428	11.824027	1,890.1065
01/01/2016 to 12/31/2016	11.824027	12.006679	3,402.9346
01/01/2017 to 12/31/2017	12.006679	13.372425	3,310.4020
01/01/2018 to 12/31/2018	13.372425	12.192662	3,164.8667
01/01/2019 to 12/31/2019	12.192662	14.111391	3,002.6651
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.851685	9.731636	62,373.7560
01/01/2011 to 12/31/2011	9.731636	9.336396	59,944.0288
01/01/2012 to 12/31/2012	9.336396	10.388576	54,465.3314
01/01/2013 to 12/31/2013	10.388576	12.070029	50,583.4642
01/01/2014 to 12/31/2014	12.070029	12.546702	56,782.3080
01/01/2015 to 12/31/2015	12.546702	12.211472	53,780.8053
01/01/2016 to 12/31/2016	12.211472	12.904496	44,617.3858
01/01/2017 to 12/31/2017	12.904496	14.782035	45,257.5994
01/01/2018 to 12/31/2018	14.782035	13.863035	37,531.5451
01/01/2019 to 12/31/2019	13.863035	16.241905	34,339.4603
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.321363	9.256468	23,266.0280
01/01/2011 to 12/31/2011	9.256468	8.644098	22,610.7411
01/01/2012 to 12/31/2012	8.644098	9.841051	21,043.6664
01/01/2013 to 12/31/2013	9.841051	12.068240	34,158.8099
01/01/2014 to 12/31/2014	12.068240	12.584890	29,979.4746
01/01/2015 to 12/31/2015	12.584890	12.242440	21,498.1029
01/01/2016 to 12/31/2016	12.242440	13.075088	19,218.6705
01/01/2017 to 12/31/2017	13.075088	15.552885	24,309.5561
01/01/2018 to 12/31/2018	15.552885	14.363768	42,269.5380
01/01/2019 to 12/31/2019	14.363768	17.407207	39,635.5118
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.808744	9.056950	6,475.8728
01/01/2011 to 12/31/2011	9.056950	8.469445	4,046.8544
01/01/2012 to 12/31/2012	8.469445	9.746281	3,202.5858
01/01/2013 to 12/31/2013	9.746281	12.398863	937.3709
01/01/2014 to 12/31/2014	12.398863	13.147930	933.3584
01/01/2015 to 12/31/2015	13.147930	13.724163	196.0673
01/01/2016 to 12/31/2016	13.724163	14.676506	195.1461
01/01/2017 to 12/31/2017	14.676506	18.400906	1,573.4847
01/01/2018 to 12/31/2018	18.400906	17.944501	1,473.4807
01/01/2019 to 12/31/2019	17.944501	22.925404	1,371.3551
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.257378	9.973107	35,647.6763
01/01/2011 to 12/31/2011	9.973107	9.794747	24,609.6264
01/01/2012 to 12/31/2012	9.794747	10.640350	24,637.6723
01/01/2013 to 12/31/2013	10.640350	11.839835	20,279.0036
01/01/2014 to 12/31/2014	11.839835	12.312688	19,153.3764
01/01/2015 to 12/31/2015	12.312688	11.981245	18,053.3377
01/01/2016 to 12/31/2016	11.981245	12.567633	17,032.8055
01/01/2017 to 12/31/2017	12.567633	13.916677	16,121.5486
01/01/2018 to 12/31/2018	13.916677	13.173775	11,415.6467
01/01/2019 to 12/31/2019	13.173775	14.999226	10,839.7322

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.084374	11.443227	1,214.5489
01/01/2013 to 12/31/2013	11.443227	10.836228	7,151.9492
01/01/2014 to 12/31/2014	10.836228	11.046263	4,630.1933
01/01/2015 to 12/31/2015	11.046263	9.790925	4,493.7239
01/01/2016 to 12/31/2016	9.790925	10.457071	8,393.0241
01/01/2017 to 12/31/2017	10.457071	11.255381	5,703.9666
01/01/2018 to 12/31/2018	11.255381	10.330926	5,589.9168
01/01/2019 to 12/31/2019	10.330926	12.143305	2,279.6752
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.914067	10.193982	4,106.2553
01/01/2013 to 12/31/2013	10.193982	11.022189	2,523.3488
01/01/2014 to 12/31/2014	11.022189	11.443082	2,044.4734
01/01/2015 to 12/31/2015	11.443082	11.204279	1,997.2752
01/01/2016 to 12/31/2016	11.204279	11.469109	1,958.5458
01/01/2017 to 12/31/2017	11.469109	12.738856	1,947.2889
01/01/2018 to 12/31/2018	12.738856	11.588248	1,876.3037
01/01/2019 to 12/31/2019	11.588248	13.701624	1,816.2500
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.789199	19.052533	492.0522
01/01/2011 to 12/31/2011	19.052533	19.113949	1,943.2434
01/01/2012 to 12/31/2012	19.113949	21.832731	2,006.6219
01/01/2013 to 12/31/2013	21.832731	23.397828	1,523.9471
01/01/2014 to 12/31/2014	23.397828	23.690280	1,981.1033
01/01/2015 to 12/31/2015	23.690280	22.281335	1,596.6035
01/01/2016 to 12/31/2016	22.281335	24.893054	1,385.2475
01/01/2017 to 12/31/2017	24.893054	26.294947	1,689.1717
01/01/2018 to 12/31/2018	26.294947	25.030901	1,667.4145
01/01/2019 to 12/31/2019	25.030901	28.179562	1,593.7144
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.792493	11.182620	188,034.1882
01/01/2011 to 12/31/2011	11.182620	10.328480	178,419.0418
01/01/2012 to 12/31/2012	10.328480	11.817735	167,302.3187
01/01/2013 to 12/31/2013	11.817735	15.001852	155,736.5339
01/01/2014 to 12/31/2014	15.001852	15.453049	125,959.9743
01/01/2015 to 12/31/2015	15.453049	14.842836	110,558.6920
01/01/2016 to 12/31/2016	14.842836	15.855187	72,301.6125
01/01/2017 to 12/31/2017	15.855187	19.106677	63,776.6987
01/01/2018 to 12/31/2018	19.106677	16.841342	83,946.9823
01/01/2019 to 12/31/2019	16.841342	21.044523	76,148.6771
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.940860	10.360267	9,686.5787
01/01/2013 to 12/31/2013	10.360267	11.613593	10,932.0677
01/01/2014 to 12/31/2014	11.613593	12.481964	11,175.2027
01/01/2015 to 12/31/2015	12.481964	11.734676	11,120.6020
01/01/2016 to 12/31/2016	11.734676	12.464504	3,437.9645
01/01/2017 to 12/31/2017	12.464504	14.458372	3,229.6288
01/01/2018 to 12/31/2018	14.458372	13.127181	3,026.6077
01/01/2019 to 12/31/2019	13.127181	15.899526	2,831.2941

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.336602	16.849091	25,726.9517
01/01/2011 to 12/31/2011	16.849091	15.032126	25,868.0695
01/01/2012 to 12/31/2012	15.032126	17.383033	19,968.5968
01/01/2013 to 12/31/2013	17.383033	22.567656	17,498.5615
01/01/2014 to 12/31/2014	22.567656	22.500211	17,807.2887
01/01/2015 to 12/31/2015	22.500211	20.861784	17,008.6462
01/01/2016 to 12/31/2016	20.861784	26.840175	15,936.5591
01/01/2017 to 12/31/2017	26.840175	29.388304	13,466.7212
01/01/2018 to 12/31/2018	29.388304	24.415213	13,043.1242
01/01/2019 to 12/31/2019	24.415213	30.818626	13,276.4136
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.086302	12.225625	4,122.4799
01/01/2011 to 12/31/2011	12.225625	9.742423	4,319.1624
01/01/2012 to 12/31/2012	9.742423	11.352861	2,499.5542
01/01/2013 to 12/31/2013	11.352861	10.573731	3,772.8956
01/01/2014 to 12/31/2014	10.573731	9.688440	3,228.4797
01/01/2015 to 12/31/2015	9.688440	8.184746	8,093.7741
01/01/2016 to 12/31/2016	8.184746	8.945468	6,136.6577
01/01/2017 to 12/31/2017	8.945468	11.252948	8,133.3175
01/01/2018 to 12/31/2018	11.252948	9.464754	7,977.8655
01/01/2019 to 12/31/2019	9.464754	11.202337	7,448.6494
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997261	10.181299	0.0000
01/01/2011 to 12/31/2011	10.181299	10.180537	394.1451
01/01/2012 to 12/31/2012	10.180537	10.709371	0.0000
01/01/2013 to 12/31/2013	10.709371	10.900011	0.0000
01/01/2014 to 12/31/2014	10.900011	10.762818	0.0000
01/01/2015 to 12/31/2015	10.762818	10.461598	0.0000
01/01/2016 to 12/31/2016	10.461598	11.204928	0.0000
01/01/2017 to 12/31/2017	11.204928	11.387563	0.0000
01/01/2018 to 12/31/2018	11.387563	11.195506	0.0000
01/01/2019 to 12/31/2019	11.195506	11.745070	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987262	9.727420	410.4839
01/01/2012 to 12/31/2012	9.727420	9.953100	7,825.6139
01/01/2013 to 12/31/2013	9.953100	9.869255	7,780.8423
01/01/2014 to 12/31/2014	9.869255	9.776157	0.0000
01/01/2015 to 12/31/2015	9.776157	9.522921	0.0000
01/01/2016 to 12/31/2016	9.522921	9.626843	0.0000
01/01/2017 to 12/31/2017	9.626843	9.562397	0.0000
01/01/2018 to 12/31/2018	9.562397	9.412933	0.0000
01/01/2019 to 12/31/2019	9.412933	9.654289	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.853388	12.079303	0.0000
01/01/2011 to 12/31/2011	12.079303	11.801459	0.0000
01/01/2012 to 12/31/2012	11.801459	13.219191	0.0000
01/01/2013 to 12/31/2013	13.219191	13.091853	0.0000
01/01/2014 to 12/31/2014	13.091853	12.978963	0.0000
01/01/2015 to 12/31/2015	12.978963	12.192703	0.0000
01/01/2016 to 12/31/2016	12.192703	12.055800	0.0000
01/01/2017 to 12/31/2017	12.055800	11.834248	0.0000
01/01/2018 to 12/31/2018	11.834248	11.714995	0.0000
01/01/2019 to 12/31/2019	11.714995	11.617097	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.039424	13.701994	6,206.7322
01/01/2011 to 12/31/2011	13.701994	12.680858	4,798.9156
01/01/2012 to 12/31/2012	12.680858	15.658693	3,320.4416
01/01/2013 to 12/31/2013	15.658693	15.892811	3,242.3527
01/01/2014 to 12/31/2014	15.892811	17.644963	3,490.6650
01/01/2015 to 12/31/2015	17.644963	17.053132	4,014.3947
01/01/2016 to 12/31/2016	17.053132	16.861610	2,728.6854
01/01/2017 to 12/31/2017	16.861610	18.304718	2,862.0245
01/01/2018 to 12/31/2018	18.304718	16.389116	1,944.0688
01/01/2019 to 12/31/2019	16.389116	20.050337	1,794.1657
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.540552	18.875459	19,822.2836
01/01/2011 to 12/31/2011	18.875459	15.864627	17,153.7327
01/01/2012 to 12/31/2012	15.864627	20.097464	12,552.6763
01/01/2013 to 12/31/2013	20.097464	25.706033	12,706.1327
01/01/2014 to 12/31/2014	25.706033	23.738048	13,491.0088
01/01/2015 to 12/31/2015	23.738048	22.215731	13,933.0536
01/01/2016 to 12/31/2016	22.215731	23.556598	11,961.2380
01/01/2017 to 12/31/2017	23.556598	30.117934	10,430.3390
01/01/2018 to 12/31/2018	30.117934	22.441677	9,444.7816
01/01/2019 to 12/31/2019	22.441677	27.390801	9,993.0350
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010614	1.043676	56,555.4968
01/01/2013 to 12/31/2013	1.043676	1.042049	81,271.7920
01/01/2014 to 12/31/2014	1.042049	1.078417	50,834.7108
01/01/2015 to 12/31/2015	1.078417	1.012611	45,410.2881
01/01/2016 to 12/31/2016	1.012611	1.108857	105,902.2458
01/01/2017 to 12/31/2017	1.108857	1.195662	67,322.5112
01/01/2018 to 12/31/2018	1.195662	1.096445	66,899.2819
01/01/2019 to 12/31/2019	1.096445	1.238954	66,507.3618
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.839953	9.952079	2,400.4532
01/01/2011 to 12/31/2011	9.952079	9.610722	1,850.8966
01/01/2012 to 12/31/2012	9.610722	11.155811	1,850.8966
01/01/2013 to 12/31/2013	11.155811	14.804724	2,816.0912
01/01/2014 to 12/31/2014	14.804724	15.862918	2,796.4208
01/01/2015 to 12/31/2015	15.862918	14.620346	2,732.4185
01/01/2016 to 12/31/2016	14.620346	16.809802	519.8226
01/01/2017 to 12/31/2017	16.809802	19.447348	496.4868
01/01/2018 to 12/31/2018	19.447348	16.743291	472.4527
01/01/2019 to 12/31/2019	16.743291	20.507465	477.8988
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.165200	15.046688	22,530.9123
01/01/2011 to 12/31/2011	15.046688	14.589864	20,954.9619
01/01/2012 to 12/31/2012	14.589864	16.906449	17,675.1823
01/01/2013 to 12/31/2013	16.906449	23.229758	14,981.3020
01/01/2014 to 12/31/2014	23.229758	24.571042	14,492.1056
01/01/2015 to 12/31/2015	24.571042	23.672670	13,391.8951
01/01/2016 to 12/31/2016	23.672670	25.857236	12,573.2742
01/01/2017 to 12/31/2017	25.857236	31.767641	11,387.7833
01/01/2018 to 12/31/2018	31.767641	28.317929	10,466.6889
01/01/2019 to 12/31/2019	28.317929	34.532467	10,275.5158

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.900094	10.326787	577.7997
01/01/2014 to 12/31/2014	10.326787	10.637740	574.9320
01/01/2015 to 12/31/2015	10.637740	10.477454	572.1125
01/01/2016 to 12/31/2016	10.477454	10.499004	569.2940
01/01/2017 to 12/31/2017	10.499004	10.632497	566.4403
01/01/2018 to 12/31/2018	10.632497	10.423061	563.5550
01/01/2019 to 12/31/2019	10.423061	11.055954	560.7003
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.798318	10.190266	2,360.6821
01/01/2011 to 12/31/2011	10.190266	10.567275	2,807.7362
01/01/2012 to 12/31/2012	10.567275	10.866096	2,323.2500
01/01/2013 to 04/26/2013	10.866096	10.837429	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012668	1.045714	0.0000
01/01/2013 to 12/31/2013	1.045714	1.137625	58,019.6874
01/01/2014 to 12/31/2014	1.137625	1.192885	53,530.2772
01/01/2015 to 12/31/2015	1.192885	1.179720	52,308.0567
01/01/2016 to 12/31/2016	1.179720	1.189930	51,432.8356
01/01/2017 to 12/31/2017	1.189930	1.360731	51,122.4592
01/01/2018 to 12/31/2018	1.360731	1.237776	50,338.3045
01/01/2019 to 12/31/2019	1.237776	1.418467	17,462.1511
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996768	1.036108	0.0000
01/01/2015 to 12/31/2015	1.036108	1.005600	0.0000
01/01/2016 to 12/31/2016	1.005600	1.005353	0.0000
01/01/2017 to 12/31/2017	1.005353	1.138138	0.0000
01/01/2018 to 04/30/2018	1.138138	1.107748	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.603918	12.682146	7,482.4861
01/01/2011 to 12/31/2011	12.682146	12.247188	7,463.1480
01/01/2012 to 12/31/2012	12.247188	14.035860	6,876.7644
01/01/2013 to 12/31/2013	14.035860	16.114477	5,894.9539
01/01/2014 to 12/31/2014	16.114477	16.343034	6,139.6199
01/01/2015 to 12/31/2015	16.343034	16.216073	5,758.9815
01/01/2016 to 12/31/2016	16.216073	16.654313	2,641.8063
01/01/2017 to 12/31/2017	16.654313	20.075343	2,630.6939
01/01/2018 to 12/31/2018	20.075343	18.615495	2,620.1343
01/01/2019 to 12/31/2019	18.615495	23.269426	2,608.7917
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.884585	7.140208	13,658.0946
01/01/2011 to 12/31/2011	7.140208	7.226401	12,410.9695
01/01/2012 to 12/31/2012	7.226401	8.393408	10,453.7923
01/01/2013 to 12/31/2013	8.393408	11.979081	10,902.6618
01/01/2014 to 12/31/2014	11.979081	13.960289	11,921.0360
01/01/2015 to 12/31/2015	13.960289	13.131460	19,118.8234
01/01/2016 to 12/31/2016	13.131460	13.216452	15,818.4699
01/01/2017 to 12/31/2017	13.216452	15.340402	11,979.3851
01/01/2018 to 12/31/2018	15.340402	13.973701	11,316.2910
01/01/2019 to 12/31/2019	13.973701	16.925279	10,766.8951

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	127.711374	130.815922	0.0000
01/01/2011 to 12/31/2011	130.815922	118.555404	0.0000
01/01/2012 to 12/31/2012	118.555404	142.358799	0.0000
01/01/2013 to 12/31/2013	142.358799	179.708439	66.7539
01/01/2014 to 04/25/2014	179.708439	186.778347	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.152354	6.472926	1,699.2862
01/01/2011 to 04/29/2011	6.472926	6.869278	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.076581	1.121167	0.0000
01/01/2014 to 12/31/2014	1.121167	1.200742	21,684.6323
01/01/2015 to 12/31/2015	1.200742	1.162701	20,626.7375
01/01/2016 to 12/31/2016	1.162701	1.189386	20,406.1259
01/01/2017 to 12/31/2017	1.189386	1.347123	19,989.6764
01/01/2018 to 12/31/2018	1.347123	1.225433	19,269.2644
01/01/2019 to 12/31/2019	1.225433	1.461955	18,540.2373
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.554887	13.709977	13,186.0946
01/01/2011 to 12/31/2011	13.709977	11.999062	11,783.9618
01/01/2012 to 12/31/2012	11.999062	13.725179	11,602.7988
01/01/2013 to 12/31/2013	13.725179	16.044248	9,507.9820
01/01/2014 to 12/31/2014	16.044248	14.633569	8,655.8496
01/01/2015 to 12/31/2015	14.633569	14.089329	8,191.8315
01/01/2016 to 12/31/2016	14.089329	13.689444	8,984.1730
01/01/2017 to 12/31/2017	13.689444	17.197350	8,450.3144
01/01/2018 to 12/31/2018	17.197350	14.495806	8,077.1594
01/01/2019 to 12/31/2019	14.495806	18.231938	7,965.9721
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999726	1.031307	0.0000
01/01/2015 to 12/31/2015	1.031307	0.955516	0.0000
01/01/2016 to 12/31/2016	0.955516	1.040778	91,342.8356
01/01/2017 to 12/31/2017	1.040778	1.148754	66,380.7340
01/01/2018 to 12/31/2018	1.148754	1.040403	65,102.2915
01/01/2019 to 12/31/2019	1.040403	1.244102	63,834.6862
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.455274	13.156218	16,670.7439
01/01/2011 to 12/31/2011	13.156218	14.333217	17,377.3244
01/01/2012 to 12/31/2012	14.333217	15.330776	16,867.0314
01/01/2013 to 12/31/2013	15.330776	13.633363	8,926.1498
01/01/2014 to 12/31/2014	13.633363	13.750023	8,673.7852
01/01/2015 to 12/31/2015	13.750023	13.058558	10,445.3836
01/01/2016 to 12/31/2016	13.058558	13.437930	9,353.3739
01/01/2017 to 12/31/2017	13.437930	13.629351	8,822.0925
01/01/2018 to 12/31/2018	13.629351	13.036187	8,701.5831
01/01/2019 to 12/31/2019	13.036187	13.834869	8,543.6824

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.600343	15.480609	48,117.5837
01/01/2011 to 12/31/2011	15.480609	15.655875	45,162.1858
01/01/2012 to 12/31/2012	15.655875	16.766859	41,755.7668
01/01/2013 to 12/31/2013	16.766859	16.120048	32,927.7952
01/01/2014 to 12/31/2014	16.120048	16.463206	32,697.6148
01/01/2015 to 12/31/2015	16.463206	16.138017	30,520.5802
01/01/2016 to 12/31/2016	16.138017	16.231292	25,296.8490
01/01/2017 to 12/31/2017	16.231292	16.626854	23,828.4629
01/01/2018 to 12/31/2018	16.626854	16.258376	22,526.5376
01/01/2019 to 12/31/2019	16.258376	17.284969	20,994.7028
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214422	10.708064	3,949.1004
01/01/2014 to 12/31/2014	10.708064	11.402998	3,922.0033
01/01/2015 to 12/31/2015	11.402998	11.037322	0.0000
01/01/2016 to 12/31/2016	11.037322	11.312749	0.0000
01/01/2017 to 12/31/2017	11.312749	12.915986	0.0000
01/01/2018 to 04/30/2018	12.915986	12.328913	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010646	1.063752	12,125.1813
01/01/2013 to 12/31/2013	1.063752	1.148116	38,603.3563
01/01/2014 to 12/31/2014	1.148116	1.212477	33,372.5388
01/01/2015 to 12/31/2015	1.212477	1.178020	31,862.4280
01/01/2016 to 12/31/2016	1.178020	1.219972	30,384.7831
01/01/2017 to 12/31/2017	1.219972	1.366846	18,189.1711
01/01/2018 to 12/31/2018	1.366846	1.213383	17,857.4488
01/01/2019 to 12/31/2019	1.213383	1.444980	17,147.1816
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.289380	11.320128	0.0000
01/01/2011 to 12/31/2011	11.320128	11.214183	5,982.4755
01/01/2012 to 12/31/2012	11.214183	12.402856	98.5983
01/01/2013 to 12/31/2013	12.402856	13.729403	119.3842
01/01/2014 to 12/31/2014	13.729403	14.239676	1,908.5829
01/01/2015 to 12/31/2015	14.239676	13.683672	1,878.4491
01/01/2016 to 12/31/2016	13.683672	14.188541	1,822.3790
01/01/2017 to 12/31/2017	14.188541	16.114228	5,419.9169
01/01/2018 to 12/31/2018	16.114228	14.763661	4,894.6889
01/01/2019 to 12/31/2019	14.763661	17.309068	4,462.9353
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.751421	10.911342	0.0000
01/01/2011 to 12/31/2011	10.911342	10.467993	393.0073
01/01/2012 to 12/31/2012	10.467993	11.801962	104.4403
01/01/2013 to 12/31/2013	11.801962	13.658977	121.3784
01/01/2014 to 12/31/2014	13.658977	14.108671	111.0209
01/01/2015 to 12/31/2015	14.108671	13.509671	104.4779
01/01/2016 to 12/31/2016	13.509671	14.153182	97.3835
01/01/2017 to 12/31/2017	14.153182	16.598046	3,743.3400
01/01/2018 to 12/31/2018	16.598046	14.844588	3,312.1707
01/01/2019 to 12/31/2019	14.844588	17.816338	2,892.1130

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	40.390398	46.329072	14,171.9688
01/01/2011 to 12/31/2011	46.329072	43.592251	14,888.7202
01/01/2012 to 12/31/2012	43.592251	50.405995	11,536.3876
01/01/2013 to 12/31/2013	50.405995	66.096200	11,140.1748
01/01/2014 to 12/31/2014	66.096200	73.391587	10,709.7742
01/01/2015 to 12/31/2015	73.391587	69.358545	9,628.9771
01/01/2016 to 12/31/2016	69.358545	78.824746	8,912.0177
01/01/2017 to 12/31/2017	78.824746	90.364239	10,233.7079
01/01/2018 to 12/31/2018	90.364239	80.453408	10,147.4524
01/01/2019 to 12/31/2019	80.453408	99.771563	4,220.1602
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	7.913590	9.904407	29,116.9875
01/01/2011 to 12/31/2011	9.904407	9.548701	25,274.6753
01/01/2012 to 12/31/2012	9.548701	10.639199	18,801.3708
01/01/2013 to 12/31/2013	10.639199	14.243294	16,889.8959
01/01/2014 to 12/31/2014	14.243294	15.744764	16,358.8090
01/01/2015 to 12/31/2015	15.744764	16.462923	16,694.6531
01/01/2016 to 12/31/2016	16.462923	17.139966	14,155.4213
01/01/2017 to 12/31/2017	17.139966	20.958873	18,871.7702
01/01/2018 to 12/31/2018	20.958873	20.091377	17,026.4597
01/01/2019 to 12/31/2019	20.091377	25.812003	11,264.7346
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	19.222868	23.652594	0.0000
01/01/2011 to 12/31/2011	23.652594	22.327704	0.0000
01/01/2012 to 12/31/2012	22.327704	25.099613	0.0000
01/01/2013 to 12/31/2013	25.099613	32.058677	234.4205
01/01/2014 to 12/31/2014	32.058677	34.454160	219.1181
01/01/2015 to 12/31/2015	34.454160	30.738621	204.1314
01/01/2016 to 12/31/2016	30.738621	34.801361	188.8877
01/01/2017 to 12/31/2017	34.801361	37.346509	174.9820
01/01/2018 to 12/31/2018	37.346509	32.888643	162.4044
01/01/2019 to 12/31/2019	32.888643	41.581525	149.5616
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.246885	14.913554	4,604.8639
01/01/2011 to 12/31/2011	14.913554	13.698773	4,824.3230
01/01/2012 to 12/31/2012	13.698773	15.858708	2,582.1016
01/01/2013 to 12/31/2013	15.858708	20.620246	2,590.1970
01/01/2014 to 12/31/2014	20.620246	22.885769	2,572.6837
01/01/2015 to 12/31/2015	22.885769	20.386935	2,223.9414
01/01/2016 to 12/31/2016	20.386935	22.617726	1,926.6468
01/01/2017 to 12/31/2017	22.617726	24.563414	1,582.2079
01/01/2018 to 12/31/2018	24.563414	20.874495	1,268.9161
01/01/2019 to 12/31/2019	20.874495	27.731510	1,228.5078
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.707623	10.829490	0.0000
01/01/2013 to 12/31/2013	10.829490	10.135290	0.0000
01/01/2014 to 12/31/2014	10.135290	10.685330	0.0000
01/01/2015 to 12/31/2015	10.685330	10.518788	4,422.5174
01/01/2016 to 12/31/2016	10.518788	10.446326	7,517.3622
01/01/2017 to 12/31/2017	10.446326	10.506265	1,568.5003
01/01/2018 to 12/31/2018	10.506265	10.290410	1,568.5003
01/01/2019 to 12/31/2019	10.290410	10.842507	1,568.5003

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.884348	9.710339	2,027.8299
01/01/2014 to 12/31/2014	9.710339	9.199817	2,016.4263
01/01/2015 to 12/31/2015	9.199817	8.821930	1,580.0249
01/01/2016 to 12/31/2016	8.821930	9.084006	906.9032
01/01/2017 to 12/31/2017	9.084006	12.011522	1,332.8033
01/01/2018 to 12/31/2018	12.011522	9.748421	413.2462
01/01/2019 to 12/31/2019	9.748421	12.651989	394.8286
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.425916	8.828474	0.0000
01/01/2011 to 12/31/2011	8.828474	7.417695	150.2405
01/01/2012 to 12/31/2012	7.417695	8.538152	976.2790
01/01/2013 to 04/26/2013	8.538152	8.838384	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.199956	9.997974	37,663.7614
01/01/2011 to 12/31/2011	9.997974	9.800529	22,657.8313
01/01/2012 to 12/31/2012	9.800529	9.605404	65,935.5534
01/01/2013 to 12/31/2013	9.605404	9.415196	28,903.6971
01/01/2014 to 12/31/2014	9.415196	9.228755	25,831.9020
01/01/2015 to 12/31/2015	9.228755	9.046005	72,716.3646
01/01/2016 to 12/31/2016	9.046005	8.876818	76,212.8437
01/01/2017 to 12/31/2017	8.876818	8.756739	25,106.5118
01/01/2018 to 12/31/2018	8.756739	8.715336	7,358.3016
01/01/2019 to 12/31/2019	8.715336	8.703204	6,239.8295
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.212277	13.419424	0.0000
01/01/2015 to 12/31/2015	13.419424	13.076666	0.0000
01/01/2016 to 12/31/2016	13.076666	13.398394	1,236.7928
01/01/2017 to 12/31/2017	13.398394	14.044303	1,139.1404
01/01/2018 to 12/31/2018	14.044303	13.405273	1,040.7000
01/01/2019 to 12/31/2019	13.405273	14.681983	36,947.4420
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.715424	11.648442	113,629.2759
01/01/2011 to 12/31/2011	11.648442	11.621002	103,008.5401
01/01/2012 to 12/31/2012	11.621002	12.632521	98,806.3978
01/01/2013 to 12/31/2013	12.632521	13.506656	98,808.6225
01/01/2014 to 04/25/2014	13.506656	13.592058	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.629271	11.710789	244,860.2196
01/01/2011 to 12/31/2011	11.710789	11.465977	226,104.4319
01/01/2012 to 12/31/2012	11.465977	12.630638	228,426.8165
01/01/2013 to 12/31/2013	12.630638	14.141787	213,696.0138
01/01/2014 to 04/25/2014	14.141787	14.177574	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.785045	14.113367	299,401.6954
01/01/2015 to 12/31/2015	14.113367	13.685398	262,207.0429
01/01/2016 to 12/31/2016	13.685398	14.231062	246,226.6091
01/01/2017 to 12/31/2017	14.231062	15.434665	215,511.1996
01/01/2018 to 12/31/2018	15.434665	14.461585	166,835.3209
01/01/2019 to 12/31/2019	14.461585	16.386010	155,039.5427
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.326377	11.497127	471,304.5773
01/01/2011 to 12/31/2011	11.497127	11.078030	400,460.1704
01/01/2012 to 12/31/2012	11.078030	12.370158	372,442.7624
01/01/2013 to 12/31/2013	12.370158	14.479841	348,485.2378
01/01/2014 to 04/25/2014	14.479841	14.472797	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.176172	14.623788	295,371.5596
01/01/2015 to 12/31/2015	14.623788	14.152459	278,043.8744
01/01/2016 to 12/31/2016	14.152459	14.857895	240,553.6599
01/01/2017 to 12/31/2017	14.857895	16.710093	224,544.5777
01/01/2018 to 12/31/2018	16.710093	15.374292	210,811.6146
01/01/2019 to 12/31/2019	15.374292	17.996978	184,889.8432
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.058265	11.386377	565,570.2824
01/01/2011 to 12/31/2011	11.386377	10.729021	537,647.4342
01/01/2012 to 12/31/2012	10.729021	12.168568	521,313.9852
01/01/2013 to 12/31/2013	12.168568	15.018680	508,815.3866
01/01/2014 to 04/25/2014	15.018680	14.929731	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.826238	9.520666	19,927.7759
01/01/2011 to 12/31/2011	9.520666	9.168219	18,552.3401
01/01/2012 to 12/31/2012	9.168219	10.434630	15,063.5756
01/01/2013 to 04/26/2013	10.434630	11.212040	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.150573	14.681604	469,905.7998
01/01/2015 to 12/31/2015	14.681604	14.146763	322,315.3985
01/01/2016 to 12/31/2016	14.146763	14.995501	291,233.6271
01/01/2017 to 12/31/2017	14.995501	17.516077	258,958.0369
01/01/2018 to 12/31/2018	17.516077	15.774622	220,981.8280
01/01/2019 to 12/31/2019	15.774622	19.131182	213,397.2213
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.653666	13.109090	23,237.3990
01/01/2011 to 12/31/2011	13.109090	13.684065	20,155.4622
01/01/2012 to 12/31/2012	13.684065	14.964991	18,215.1137
01/01/2013 to 12/31/2013	14.964991	20.024233	14,642.6003
01/01/2014 to 12/31/2014	20.024233	19.956237	14,166.2623
01/01/2015 to 12/31/2015	19.956237	17.670441	12,337.5788
01/01/2016 to 12/31/2016	17.670441	21.244050	11,265.7713
01/01/2017 to 12/31/2017	21.244050	23.435877	10,030.0379
01/01/2018 to 12/31/2018	23.435877	19.887224	9,020.6681
01/01/2019 to 12/31/2019	19.887224	24.062510	8,997.7899

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.164750	17.020935	0.0000
01/01/2011 to 12/31/2011	17.020935	13.972768	0.0000
01/01/2012 to 12/31/2012	13.972768	16.146662	0.0000
01/01/2013 to 12/31/2013	16.146662	20.195652	215.3582
01/01/2014 to 12/31/2014	20.195652	18.470447	202.7716
01/01/2015 to 12/31/2015	18.470447	19.146637	217.8369
01/01/2016 to 12/31/2016	19.146637	19.861002	218.3977
01/01/2017 to 12/31/2017	19.861002	25.396632	218.3452
01/01/2018 to 12/31/2018	25.396632	19.772583	214.7844
01/01/2019 to 12/31/2019	19.772583	23.845468	255.9279
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.165750	21.457929	251.0093
01/01/2017 to 12/31/2017	21.457929	24.990698	268.6096
01/01/2018 to 12/31/2018	24.990698	24.406615	273.9994
01/01/2019 to 12/31/2019	24.406615	31.254544	244.5272
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	14.929413	16.965327	0.0000
01/01/2011 to 12/31/2011	16.965327	15.819821	0.0000
01/01/2012 to 12/31/2012	15.819821	17.113970	0.0000
01/01/2013 to 12/31/2013	17.113970	22.262962	233.5468
01/01/2014 to 12/31/2014	22.262962	24.207638	231.2714
01/01/2015 to 12/31/2015	24.207638	23.668803	228.9499
01/01/2016 to 04/29/2016	23.668803	23.769663	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.091179	12.156371	45,489.7512
01/01/2011 to 12/31/2011	12.156371	11.418134	40,072.4781
01/01/2012 to 12/31/2012	11.418134	12.612316	34,257.4190
01/01/2013 to 12/31/2013	12.612316	16.507681	27,557.9155
01/01/2014 to 12/31/2014	16.507681	17.871146	25,441.7710
01/01/2015 to 12/31/2015	17.871146	17.914314	21,003.3859
01/01/2016 to 12/31/2016	17.914314	18.815512	18,220.7960
01/01/2017 to 12/31/2017	18.815512	21.933618	15,849.9379
01/01/2018 to 12/31/2018	21.933618	21.443291	14,140.9057
01/01/2019 to 12/31/2019	21.443291	27.486493	12,789.2798
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.231304	16.896737	1,752.0241
01/01/2014 to 12/31/2014	16.896737	18.363440	1,673.3948
01/01/2015 to 12/31/2015	18.363440	18.468554	1,290.6522
01/01/2016 to 12/31/2016	18.468554	19.036542	1,251.4413
01/01/2017 to 12/31/2017	19.036542	23.313826	873.5007
01/01/2018 to 12/31/2018	23.313826	21.501143	830.8814
01/01/2019 to 12/31/2019	21.501143	27.996273	783.5215
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.175558	13.930018	3,082.9211
01/01/2011 to 12/31/2011	13.930018	12.635321	2,230.6393
01/01/2012 to 12/31/2012	12.635321	13.129269	1,735.2828
01/01/2013 to 04/26/2013	13.129269	14.140083	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.713698	11.689801	19,196.3025
01/01/2011 to 12/31/2011	11.689801	11.484204	16,954.0968
01/01/2012 to 12/31/2012	11.484204	13.006730	39,608.7326
01/01/2013 to 12/31/2013	13.006730	17.432343	34,290.5395
01/01/2014 to 12/31/2014	17.432343	18.581147	31,327.5289
01/01/2015 to 12/31/2015	18.581147	20.132816	26,729.4097
01/01/2016 to 12/31/2016	20.132816	19.708546	21,156.7100
01/01/2017 to 12/31/2017	19.708546	26.465575	19,023.2603
01/01/2018 to 12/31/2018	26.465575	25.968083	16,708.2578
01/01/2019 to 12/31/2019	25.968083	33.725220	15,848.0982
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.872659	7.773042	644.4267
01/01/2011 to 12/31/2011	7.773042	7.326859	650.2110
01/01/2012 to 12/31/2012	7.326859	8.091096	626.4780
01/01/2013 to 04/26/2013	8.091096	8.678653	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.410726	7.946640	43,832.6440
01/01/2011 to 12/31/2011	7.946640	7.682062	42,362.0690
01/01/2012 to 04/27/2012	7.682062	8.625430	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.957331	14.454054	0.0000
01/01/2011 to 12/31/2011	14.454054	15.181713	1,658.7384
01/01/2012 to 12/31/2012	15.181713	15.412671	0.0000
01/01/2013 to 12/31/2013	15.412671	14.719144	0.0000
01/01/2014 to 12/31/2014	14.719144	15.215418	0.0000
01/01/2015 to 12/31/2015	15.215418	14.905720	1,381.3166
01/01/2016 to 12/31/2016	14.905720	14.915416	4,064.6989
01/01/2017 to 12/31/2017	14.915416	15.050373	2,661.8330
01/01/2018 to 12/31/2018	15.050373	14.678290	2,365.5183
01/01/2019 to 12/31/2019	14.678290	15.588008	2,079.6689
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.046762	16.103205	0.0000
01/01/2011 to 12/31/2011	16.103205	15.431453	274.7071
01/01/2012 to 12/31/2012	15.431453	17.735810	70.4651
01/01/2013 to 12/31/2013	17.735810	23.078772	584.3575
01/01/2014 to 12/31/2014	23.078772	24.705760	566.1823
01/01/2015 to 12/31/2015	24.705760	23.568130	1,451.6953
01/01/2016 to 12/31/2016	23.568130	27.740938	1,802.9069
01/01/2017 to 12/31/2017	27.740938	31.436176	1,698.4048
01/01/2018 to 12/31/2018	31.436176	27.247011	1,096.6222
01/01/2019 to 12/31/2019	27.247011	33.528495	1,097.6081
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.122151	11.748533	0.0000
01/01/2011 to 12/31/2011	11.748533	10.059120	0.0000
01/01/2012 to 12/31/2012	10.059120	11.627628	0.0000
01/01/2013 to 12/31/2013	11.627628	13.840718	0.0000
01/01/2014 to 12/31/2014	13.840718	12.707763	0.0000
01/01/2015 to 12/31/2015	12.707763	12.292815	0.0000
01/01/2016 to 12/31/2016	12.292815	12.166117	0.0000
01/01/2017 to 12/31/2017	12.166117	14.853060	0.0000
01/01/2018 to 12/31/2018	14.853060	12.501271	0.0000
01/01/2019 to 12/31/2019	12.501271	14.897797	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.168600	16.334612	0.0000
01/01/2011 to 12/31/2011	16.334612	15.318802	1,905.7030
01/01/2012 to 12/31/2012	15.318802	17.407992	70.8051
01/01/2013 to 12/31/2013	17.407992	23.568232	18,464.5976
01/01/2014 to 12/31/2014	23.568232	24.194236	18,371.4017
01/01/2015 to 12/31/2015	24.194236	22.639276	61.7801
01/01/2016 to 12/31/2016	22.639276	26.834643	55.1624
01/01/2017 to 12/31/2017	26.834643	30.066072	35.5829
01/01/2018 to 12/31/2018	30.066072	26.165105	30.7843
01/01/2019 to 12/31/2019	26.165105	32.110726	31.5075
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.057496	11.287000	15,439.5609
01/01/2011 to 12/31/2011	11.287000	11.244884	8,213.9350
01/01/2012 to 12/31/2012	11.244884	12.721523	7,240.0956
01/01/2013 to 12/31/2013	12.721523	16.422447	5,865.1009
01/01/2014 to 12/31/2014	16.422447	18.205823	6,114.0108
01/01/2015 to 12/31/2015	18.205823	18.008300	7,027.3396
01/01/2016 to 12/31/2016	18.008300	19.660973	6,402.3401
01/01/2017 to 12/31/2017	19.660973	23.364827	5,553.5283
01/01/2018 to 12/31/2018	23.364827	21.793247	3,923.3202
01/01/2019 to 12/31/2019	21.793247	27.941352	3,689.6286
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.292937	20.124260	311.5803
01/01/2014 to 12/31/2014	20.124260	21.809215	295.2843
01/01/2015 to 12/31/2015	21.809215	21.299429	288.4853
01/01/2016 to 12/31/2016	21.299429	23.820530	275.6856
01/01/2017 to 12/31/2017	23.820530	27.455727	578.9311
01/01/2018 to 12/31/2018	27.455727	24.153086	557.6158
01/01/2019 to 12/31/2019	24.153086	30.740780	526.5298
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.045953	8.756087	550.9493
01/01/2011 to 12/31/2011	8.756087	8.536112	568.5792
01/01/2012 to 12/31/2012	8.536112	9.530503	543.1854
01/01/2013 to 04/26/2013	9.530503	10.419926	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.399773	19.153339	10,133.1236
01/01/2014 to 12/31/2014	19.153339	18.717626	9,709.2009
01/01/2015 to 12/31/2015	18.717626	18.416698	9,179.7678
01/01/2016 to 12/31/2016	18.416698	21.372618	8,473.5450
01/01/2017 to 12/31/2017	21.372618	24.195479	7,584.5297
01/01/2018 to 12/31/2018	24.195479	22.057065	7,456.6230
01/01/2019 to 12/31/2019	22.057065	27.978113	7,829.3887
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.247304	14.749193	13,371.4273
01/01/2011 to 12/31/2011	14.749193	13.694886	13,075.0620
01/01/2012 to 12/31/2012	13.694886	14.131751	10,707.2179
01/01/2013 to 04/26/2013	14.131751	15.293514	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.659429	8.374812	7,492.1612
01/01/2014 to 12/31/2014	8.374812	8.933499	6,784.1616
01/01/2015 to 12/31/2015	8.933499	9.677157	4,351.7759
01/01/2016 to 12/31/2016	9.677157	9.630836	3,686.3129
01/01/2017 to 12/31/2017	9.630836	12.601154	16,538.8048
01/01/2018 to 12/31/2018	12.601154	12.207684	15,751.6881
01/01/2019 to 12/31/2019	12.207684	15.626369	3,974.8063
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.225583	6.540548	17,575.9276
01/01/2011 to 12/31/2011	6.540548	5.776871	17,122.1349
01/01/2012 to 12/31/2012	5.776871	6.348021	12,428.1974
01/01/2013 to 04/26/2013	6.348021	6.625610	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.683617	18.570599	0.0000
01/01/2011 to 12/31/2011	18.570599	15.168094	0.0000
01/01/2012 to 12/31/2012	15.168094	15.249441	0.0000
01/01/2013 to 12/31/2013	15.249441	16.555054	200.1650
01/01/2014 to 12/31/2014	16.555054	13.172463	236.8296
01/01/2015 to 12/31/2015	13.172463	8.681792	1,591.6048
01/01/2016 to 12/31/2016	8.681792	12.232179	1,286.2176
01/01/2017 to 12/31/2017	12.232179	11.901800	1,531.8349
01/01/2018 to 12/31/2018	11.901800	8.299067	1,626.4559
01/01/2019 to 12/31/2019	8.299067	9.139389	2,005.0879
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.359651	27.232199	8,232.4172
01/01/2017 to 12/31/2017	27.232199	28.812009	7,111.1288
01/01/2018 to 12/31/2018	28.812009	27.102012	6,720.4177
01/01/2019 to 12/31/2019	27.102012	30.346812	6,222.3749
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	20.007071	22.153767	17,194.7035
01/01/2011 to 12/31/2011	22.153767	22.684442	16,282.9850
01/01/2012 to 12/31/2012	22.684442	25.111551	11,818.7734
01/01/2013 to 12/31/2013	25.111551	26.578323	10,967.1454
01/01/2014 to 12/31/2014	26.578323	27.310111	10,575.0034
01/01/2015 to 12/31/2015	27.310111	26.187211	9,492.5676
01/01/2016 to 04/29/2016	26.187211	26.929963	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.897886	27.812591	381.8785
01/01/2017 to 12/31/2017	27.812591	29.440469	302.7811
01/01/2018 to 12/31/2018	29.440469	27.724464	295.5285
01/01/2019 to 12/31/2019	27.724464	31.060905	267.1140
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.691517	12.231830	2,025.1689
01/01/2011 to 12/31/2011	12.231830	12.404789	3,263.8794
01/01/2012 to 12/31/2012	12.404789	13.550610	598.5270
01/01/2013 to 12/31/2013	13.550610	13.469683	1,320.2512
01/01/2014 to 12/31/2014	13.469683	13.789535	1,255.1262
01/01/2015 to 12/31/2015	13.789535	13.319489	1,252.5933
01/01/2016 to 04/29/2016	13.319489	13.622882	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.250768	15.769877	30.6429
01/01/2011 to 12/31/2011	15.769877	16.272444	272.0090
01/01/2012 to 12/31/2012	16.272444	16.434607	0.0000
01/01/2013 to 12/31/2013	16.434607	15.963339	358.4799
01/01/2014 to 12/31/2014	15.963339	16.046265	0.0000
01/01/2015 to 12/31/2015	16.046265	15.776812	0.0000
01/01/2016 to 12/31/2016	15.776812	15.622346	0.0000
01/01/2017 to 12/31/2017	15.622346	15.570494	0.0000
01/01/2018 to 12/31/2018	15.570494	15.366957	0.0000
01/01/2019 to 12/31/2019	15.366957	15.933309	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.152523	10.453468	0.0000
01/01/2013 to 12/31/2013	10.453468	11.382887	8,397.9731
01/01/2014 to 12/31/2014	11.382887	11.971383	8,366.1760
01/01/2015 to 12/31/2015	11.971383	11.796393	8,332.0673
01/01/2016 to 12/31/2016	11.796393	11.972630	8,296.4092
01/01/2017 to 12/31/2017	11.972630	13.327858	12,741.2036
01/01/2018 to 12/31/2018	13.327858	12.145916	12,159.8416
01/01/2019 to 12/31/2019	12.145916	14.050262	11,599.8658
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.844211	9.718562	101,420.2633
01/01/2011 to 12/31/2011	9.718562	9.319201	76,297.0283
01/01/2012 to 12/31/2012	9.319201	10.364233	74,867.5930
01/01/2013 to 12/31/2013	10.364233	12.035729	36,862.8208
01/01/2014 to 12/31/2014	12.035729	12.504793	36,409.1227
01/01/2015 to 12/31/2015	12.504793	12.164596	35,949.6245
01/01/2016 to 12/31/2016	12.164596	12.848534	33,650.0998
01/01/2017 to 12/31/2017	12.848534	14.710598	28,724.3024
01/01/2018 to 12/31/2018	14.710598	13.789101	27,595.5020
01/01/2019 to 12/31/2019	13.789101	16.147208	26,403.7313
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.314334	9.244030	19,680.8933
01/01/2011 to 12/31/2011	9.244030	8.628175	18,371.0582
01/01/2012 to 12/31/2012	8.628175	9.817988	18,138.8479
01/01/2013 to 12/31/2013	9.817988	12.033942	56,720.1744
01/01/2014 to 12/31/2014	12.033942	12.542849	25,217.7054
01/01/2015 to 12/31/2015	12.542849	12.195441	43,335.5779
01/01/2016 to 12/31/2016	12.195441	13.018383	39,522.7666
01/01/2017 to 12/31/2017	13.018383	15.477718	36,393.6781
01/01/2018 to 12/31/2018	15.477718	14.287159	33,429.5851
01/01/2019 to 12/31/2019	14.287159	17.305711	39,526.5385
American Funds® Growth Sub-Account (Class C)
01/01/2010 to 12/31/2010	7.802145	9.044777	36,626.9445
01/01/2011 to 12/31/2011	9.044777	8.453840	15,794.3778
01/01/2012 to 12/31/2012	8.453840	9.723437	15,506.9204
01/01/2013 to 12/31/2013	9.723437	12.363621	13,937.3894
01/01/2014 to 12/31/2014	12.363621	13.104005	24,648.9267
01/01/2015 to 12/31/2015	13.104005	13.671473	7,469.6611
01/01/2016 to 12/31/2016	13.671473	14.612853	7,058.1752
01/01/2017 to 12/31/2017	14.612853	18.311975	5,303.3276
01/01/2018 to 12/31/2018	18.311975	17.848794	4,990.9149
01/01/2019 to 12/31/2019	17.848794	22.791734	10,917.8498
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.249565	9.959711	34,353.3452
01/01/2011 to 12/31/2011	9.959711	9.776712	33,765.3108
01/01/2012 to 12/31/2012	9.776712	10.615421	86,747.2136
01/01/2013 to 12/31/2013	10.615421	11.806193	87,233.1561
01/01/2014 to 12/31/2014	11.806193	12.271564	89,045.9164
01/01/2015 to 12/31/2015	12.271564	11.935256	77,208.7836
01/01/2016 to 12/31/2016	11.935256	12.513136	71,792.6236
01/01/2017 to 12/31/2017	12.513136	13.849425	78,966.2359
01/01/2018 to 12/31/2018	13.849425	13.103521	75,053.6602
01/01/2019 to 12/31/2019	13.103521	14.911780	45,353.9479

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.078638	11.433469	4,372.4623
01/01/2013 to 12/31/2013	11.433469	10.821573	3,317.9421
01/01/2014 to 12/31/2014	10.821573	11.025808	572.3291
01/01/2015 to 12/31/2015	11.025808	9.767904	52.1058
01/01/2016 to 12/31/2016	9.767904	10.427270	0.0000
01/01/2017 to 12/31/2017	10.427270	11.217712	8,443.6277
01/01/2018 to 12/31/2018	11.217712	10.291172	0.0000
01/01/2019 to 12/31/2019	10.291172	12.090531	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.909069	10.185425	4,774.4628
01/01/2013 to 12/31/2013	10.185425	11.007432	3,622.9924
01/01/2014 to 12/31/2014	11.007432	11.422048	624.9481
01/01/2015 to 12/31/2015	11.422048	11.178090	56.8963
01/01/2016 to 12/31/2016	11.178090	11.436581	0.0000
01/01/2017 to 12/31/2017	11.436581	12.696398	1,759.7439
01/01/2018 to 12/31/2018	12.696398	11.543816	1,654.1907
01/01/2019 to 12/31/2019	11.543816	13.642266	1,550.7420
BlackRock High Yield Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.677546	18.916374	11,890.4363
01/01/2011 to 12/31/2011	18.916374	18.967888	4,097.8195
01/01/2012 to 12/31/2012	18.967888	21.655009	8,716.2814
01/01/2013 to 12/31/2013	21.655009	23.195767	10,642.9732
01/01/2014 to 12/31/2014	23.195767	23.473952	4,366.5148
01/01/2015 to 12/31/2015	23.473952	22.066832	3,637.7936
01/01/2016 to 12/31/2016	22.066832	24.641087	3,909.6427
01/01/2017 to 12/31/2017	24.641087	26.015816	3,645.1006
01/01/2018 to 12/31/2018	26.015816	24.752738	3,120.8080
01/01/2019 to 12/31/2019	24.752738	27.852483	2,792.5275
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.767237	11.148208	173,030.4500
01/01/2011 to 12/31/2011	11.148208	10.291557	151,643.8023
01/01/2012 to 12/31/2012	10.291557	11.769572	138,613.1929
01/01/2013 to 12/31/2013	11.769572	14.933248	140,547.8621
01/01/2014 to 12/31/2014	14.933248	15.374689	130,596.2246
01/01/2015 to 12/31/2015	15.374689	14.760184	129,002.1825
01/01/2016 to 12/31/2016	14.760184	15.759017	122,593.7286
01/01/2017 to 12/31/2017	15.759017	18.981325	118,160.9097
01/01/2018 to 12/31/2018	18.981325	16.722434	103,779.6809
01/01/2019 to 12/31/2019	16.722434	20.885494	99,340.0888
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.935849	10.351571	21,773.8357
01/01/2013 to 12/31/2013	10.351571	11.598045	20,197.0832
01/01/2014 to 12/31/2014	11.598045	12.459022	20,860.3935
01/01/2015 to 12/31/2015	12.459022	11.707250	16,991.4033
01/01/2016 to 12/31/2016	11.707250	12.429157	16,001.3102
01/01/2017 to 12/31/2017	12.429157	14.410188	15,847.0706
01/01/2018 to 12/31/2018	14.410188	13.076853	15,700.5635
01/01/2019 to 12/31/2019	13.076853	15.830652	15,542.6204

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.281682	16.776165	67,818.5016
01/01/2011 to 12/31/2011	16.776165	14.959592	59,132.6594
01/01/2012 to 12/31/2012	14.959592	17.290465	53,303.0915
01/01/2013 to 12/31/2013	17.290465	22.436265	55,002.8627
01/01/2014 to 12/31/2014	22.436265	22.358025	43,722.9349
01/01/2015 to 12/31/2015	22.358025	20.719583	27,652.2836
01/01/2016 to 12/31/2016	20.719583	26.643905	24,939.5693
01/01/2017 to 12/31/2017	26.643905	29.158860	23,175.0191
01/01/2018 to 12/31/2018	29.158860	24.212406	22,716.7544
01/01/2019 to 12/31/2019	24.212406	30.547356	21,052.5147
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.067748	12.197046	7,648.0808
01/01/2011 to 12/31/2011	12.197046	9.714793	8,582.3435
01/01/2012 to 12/31/2012	9.714793	11.314976	7,190.0374
01/01/2013 to 12/31/2013	11.314976	10.533176	8,918.5594
01/01/2014 to 12/31/2014	10.533176	9.646451	7,031.6411
01/01/2015 to 12/31/2015	9.646451	8.145194	6,398.1046
01/01/2016 to 12/31/2016	8.145194	8.897791	6,050.8850
01/01/2017 to 12/31/2017	8.897791	11.187399	5,335.8343
01/01/2018 to 12/31/2018	11.187399	9.404884	5,372.5953
01/01/2019 to 12/31/2019	9.404884	11.125911	5,198.9666
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
05/03/2010 to 12/31/2010	9.997192	10.177855	0.0000
01/01/2011 to 12/31/2011	10.177855	10.172019	2,130.8445
01/01/2012 to 12/31/2012	10.172019	10.695033	4,061.2704
01/01/2013 to 12/31/2013	10.695033	10.879977	6,811.4544
01/01/2014 to 12/31/2014	10.879977	10.737665	7,313.2182
01/01/2015 to 12/31/2015	10.737665	10.431930	5,291.5993
01/01/2016 to 12/31/2016	10.431930	11.167567	5,100.8402
01/01/2017 to 12/31/2017	11.167567	11.343936	4,629.3450
01/01/2018 to 12/31/2018	11.343936	11.147008	4,615.1240
01/01/2019 to 12/31/2019	11.147008	11.688347	4,599.4678
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987193	9.724128	3,696.9764
01/01/2012 to 12/31/2012	9.724128	9.944730	3,600.0170
01/01/2013 to 12/31/2013	9.944730	9.856026	8,327.9703
01/01/2014 to 12/31/2014	9.856026	9.758172	18,689.6646
01/01/2015 to 12/31/2015	9.758172	9.500649	18,543.8809
01/01/2016 to 12/31/2016	9.500649	9.599527	18,483.2813
01/01/2017 to 12/31/2017	9.599527	9.530510	22,011.0453
01/01/2018 to 12/31/2018	9.530510	9.376829	25,240.1554
01/01/2019 to 12/31/2019	9.376829	9.612451	23,605.6359
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.849747	12.069219	0.0000
01/01/2011 to 12/31/2011	12.069219	11.785726	0.0000
01/01/2012 to 12/31/2012	11.785726	13.194934	0.0000
01/01/2013 to 12/31/2013	13.194934	13.061296	0.0000
01/01/2014 to 12/31/2014	13.061296	12.942194	0.0000
01/01/2015 to 12/31/2015	12.942194	12.152080	0.0000
01/01/2016 to 12/31/2016	12.152080	12.009625	0.0000
01/01/2017 to 12/31/2017	12.009625	11.783044	0.0000
01/01/2018 to 12/31/2018	11.783044	11.658441	0.0000
01/01/2019 to 12/31/2019	11.658441	11.555235	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.005300	13.656337	12,853.6570
01/01/2011 to 12/31/2011	13.656337	12.632295	30,465.1240
01/01/2012 to 12/31/2012	12.632295	15.590890	30,480.4904
01/01/2013 to 12/31/2013	15.590890	15.816081	31,453.0316
01/01/2014 to 12/31/2014	15.816081	17.550999	30,873.9165
01/01/2015 to 12/31/2015	17.550999	16.953837	30,197.7883
01/01/2016 to 12/31/2016	16.953837	16.755054	30,407.0975
01/01/2017 to 12/31/2017	16.755054	18.179978	29,754.6397
01/01/2018 to 12/31/2018	18.179978	16.269241	29,425.7493
01/01/2019 to 12/31/2019	16.269241	19.893736	28,503.4987
Harris Oakmark International Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.472555	18.788477	74,512.6114
01/01/2011 to 12/31/2011	18.788477	15.783629	78,145.3867
01/01/2012 to 12/31/2012	15.783629	19.984811	74,628.0154
01/01/2013 to 12/31/2013	19.984811	25.549173	68,272.3624
01/01/2014 to 12/31/2014	25.549173	23.581396	66,729.8248
01/01/2015 to 12/31/2015	23.581396	22.058085	54,558.8563
01/01/2016 to 12/31/2016	22.058085	23.377743	54,334.0453
01/01/2017 to 12/31/2017	23.377743	29.874374	85,038.6252
01/01/2018 to 12/31/2018	29.874374	22.248988	85,575.8702
01/01/2019 to 12/31/2019	22.248988	27.142045	83,891.8587
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010605	1.043317	46,263.5041
01/01/2013 to 12/31/2013	1.043317	1.041170	70,658.3000
01/01/2014 to 12/31/2014	1.041170	1.076969	56,123.1480
01/01/2015 to 12/31/2015	1.076969	1.010745	551.3053
01/01/2016 to 12/31/2016	1.010745	1.106261	0.0000
01/01/2017 to 12/31/2017	1.106261	1.192268	0.0000
01/01/2018 to 12/31/2018	1.192268	1.092783	154,840.1562
01/01/2019 to 12/31/2019	1.092783	1.234198	154,244.7549
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.819300	9.923869	12,288.0352
01/01/2011 to 12/31/2011	9.923869	9.578696	10,192.5939
01/01/2012 to 12/31/2012	9.578696	11.113050	6,020.2183
01/01/2013 to 12/31/2013	11.113050	14.740609	8,165.7138
01/01/2014 to 12/31/2014	14.740609	15.786323	9,058.4239
01/01/2015 to 12/31/2015	15.786323	14.542473	6,830.7558
01/01/2016 to 12/31/2016	14.542473	16.711910	6,268.1492
01/01/2017 to 12/31/2017	16.711910	19.324462	4,893.9996
01/01/2018 to 12/31/2018	19.324462	16.629122	4,413.3859
01/01/2019 to 12/31/2019	16.629122	20.357451	4,147.5049
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.115212	14.977377	49,621.3780
01/01/2011 to 12/31/2011	14.977377	14.515408	40,492.5668
01/01/2012 to 12/31/2012	14.515408	16.811721	39,446.4404
01/01/2013 to 12/31/2013	16.811721	23.088062	37,788.0355
01/01/2014 to 12/31/2014	23.088062	24.408953	31,712.5775
01/01/2015 to 12/31/2015	24.408953	23.504746	29,128.2472
01/01/2016 to 12/31/2016	23.504746	25.660983	28,483.0382
01/01/2017 to 12/31/2017	25.660983	31.510823	28,817.3517
01/01/2018 to 12/31/2018	31.510823	28.074864	27,192.3664
01/01/2019 to 12/31/2019	28.074864	34.218942	26,698.9577

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.872790	10.297447	3,284.3397
01/01/2014 to 12/31/2014	10.297447	10.602214	7,136.3516
01/01/2015 to 12/31/2015	10.602214	10.437242	6,532.3924
01/01/2016 to 12/31/2016	10.437242	10.453481	6,377.5760
01/01/2017 to 12/31/2017	10.453481	10.581118	19,070.0249
01/01/2018 to 12/31/2018	10.581118	10.367481	19,675.5651
01/01/2019 to 12/31/2019	10.367481	10.991502	29,770.6676
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2010 to 12/31/2010	9.790053	10.176582	6,935.9090
01/01/2011 to 12/31/2011	10.176582	10.547825	4,051.8321
01/01/2012 to 12/31/2012	10.547825	10.840645	3,842.4804
01/01/2013 to 04/26/2013	10.840645	10.811986	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012660	1.045354	0.0000
01/01/2013 to 12/31/2013	1.045354	1.136665	0.0000
01/01/2014 to 12/31/2014	1.136665	1.191283	0.0000
01/01/2015 to 12/31/2015	1.191283	1.177547	93,876.8736
01/01/2016 to 12/31/2016	1.177547	1.187144	92,835.8977
01/01/2017 to 12/31/2017	1.187144	1.356869	91,864.0571
01/01/2018 to 12/31/2018	1.356869	1.233642	90,939.7437
01/01/2019 to 12/31/2019	1.233642	1.413023	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996761	1.035750	0.0000
01/01/2015 to 12/31/2015	1.035750	1.004751	0.0000
01/01/2016 to 12/31/2016	1.004751	1.004001	0.0000
01/01/2017 to 12/31/2017	1.004001	1.136042	0.0000
01/01/2018 to 04/30/2018	1.136042	1.105527	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.584426	12.652514	2,200.9857
01/01/2011 to 12/31/2011	12.652514	12.212475	3,838.2788
01/01/2012 to 12/31/2012	12.212475	13.989045	32,495.4844
01/01/2013 to 12/31/2013	13.989045	16.052704	32,554.5565
01/01/2014 to 12/31/2014	16.052704	16.272245	3,866.1691
01/01/2015 to 12/31/2015	16.272245	16.137760	2,924.7513
01/01/2016 to 12/31/2016	16.137760	16.565599	2,885.6505
01/01/2017 to 12/31/2017	16.565599	19.958458	2,662.4376
01/01/2018 to 12/31/2018	19.958458	18.497802	2,612.4025
01/01/2019 to 12/31/2019	18.497802	23.110753	1,767.1685
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.845942	7.089778	112,486.3703
01/01/2011 to 12/31/2011	7.089778	7.171781	103,393.0913
01/01/2012 to 12/31/2012	7.171781	8.325782	98,195.4988
01/01/2013 to 12/31/2013	8.325782	11.876631	91,996.2979
01/01/2014 to 12/31/2014	11.876631	13.833976	76,216.4025
01/01/2015 to 12/31/2015	13.833976	13.006137	72,273.2992
01/01/2016 to 12/31/2016	13.006137	13.083773	70,323.2419
01/01/2017 to 12/31/2017	13.083773	15.178834	69,235.2303
01/01/2018 to 12/31/2018	15.178834	13.819572	65,049.4168
01/01/2019 to 12/31/2019	13.819572	16.730226	50,555.3493

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
05/03/2010 to 12/31/2010	125.926993	128.945415	0.0000
01/01/2011 to 12/31/2011	128.945415	116.801881	0.0000
01/01/2012 to 12/31/2012	116.801881	140.182768	0.0000
01/01/2013 to 12/31/2013	140.182768	176.873069	0.0000
01/01/2014 to 04/25/2014	176.873069	183.802482	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.139525	6.456202	12,964.3517
01/01/2011 to 04/29/2011	6.456202	6.850412	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.076318	1.120516	0.0000
01/01/2014 to 12/31/2014	1.120516	1.199445	0.0000
01/01/2015 to 12/31/2015	1.199445	1.160865	12,829.1384
01/01/2016 to 12/31/2016	1.160865	1.186913	0.0000
01/01/2017 to 12/31/2017	1.186913	1.343653	0.0000
01/01/2018 to 12/31/2018	1.343653	1.221661	0.0000
01/01/2019 to 12/31/2019	1.221661	1.456727	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.472521	13.613233	53,611.1868
01/01/2011 to 12/31/2011	13.613233	11.908439	41,719.3999
01/01/2012 to 12/31/2012	11.908439	13.614676	39,170.8243
01/01/2013 to 12/31/2013	13.614676	15.907121	38,577.7619
01/01/2014 to 12/31/2014	15.907121	14.501241	35,336.6041
01/01/2015 to 12/31/2015	14.501241	13.954939	32,902.2493
01/01/2016 to 12/31/2016	13.954939	13.552089	32,987.0320
01/01/2017 to 12/31/2017	13.552089	17.016318	30,514.1207
01/01/2018 to 12/31/2018	17.016318	14.335995	30,645.9573
01/01/2019 to 12/31/2019	14.335995	18.021926	27,393.3339
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999719	1.030951	0.0000
01/01/2015 to 12/31/2015	1.030951	0.954708	0.0000
01/01/2016 to 12/31/2016	0.954708	1.039379	0.0000
01/01/2017 to 12/31/2017	1.039379	1.146637	0.0000
01/01/2018 to 12/31/2018	1.146637	1.037964	0.0000
01/01/2019 to 12/31/2019	1.037964	1.240565	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.413779	13.105833	90,073.0620
01/01/2011 to 12/31/2011	13.105833	14.271210	89,220.5871
01/01/2012 to 12/31/2012	14.271210	15.256784	92,973.0769
01/01/2013 to 12/31/2013	15.256784	13.560777	87,162.8921
01/01/2014 to 12/31/2014	13.560777	13.669977	73,547.9903
01/01/2015 to 12/31/2015	13.669977	12.976045	73,662.8069
01/01/2016 to 12/31/2016	12.976045	13.346343	71,560.1728
01/01/2017 to 12/31/2017	13.346343	13.529712	73,842.7035
01/01/2018 to 12/31/2018	13.529712	12.934378	64,726.0167
01/01/2019 to 12/31/2019	12.934378	13.719961	60,646.6160

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.504569	15.371376	134,837.2915
01/01/2011 to 12/31/2011	15.371376	15.537655	113,620.0093
01/01/2012 to 12/31/2012	15.537655	16.631888	127,852.4161
01/01/2013 to 12/31/2013	16.631888	15.982289	93,686.7504
01/01/2014 to 12/31/2014	15.982289	16.314355	83,734.8458
01/01/2015 to 12/31/2015	16.314355	15.984109	78,472.2621
01/01/2016 to 12/31/2016	15.984109	16.068459	71,556.9249
01/01/2017 to 12/31/2017	16.068459	16.451847	72,401.3999
01/01/2018 to 12/31/2018	16.451847	16.079161	70,633.3395
01/01/2019 to 12/31/2019	16.079161	17.085893	65,088.3140
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214283	10.704310	0.0000
01/01/2014 to 12/31/2014	10.704310	11.393303	911.6629
01/01/2015 to 12/31/2015	11.393303	11.022422	2,136.9590
01/01/2016 to 12/31/2016	11.022422	11.291831	0.0000
01/01/2017 to 12/31/2017	11.291831	12.885680	14,226.7386
01/01/2018 to 04/30/2018	12.885680	12.297978	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.063387	0.0000
01/01/2013 to 12/31/2013	1.063387	1.147148	48,830.6029
01/01/2014 to 12/31/2014	1.147148	1.210849	0.0000
01/01/2015 to 12/31/2015	1.210849	1.175850	0.0000
01/01/2016 to 12/31/2016	1.175850	1.217116	0.0000
01/01/2017 to 12/31/2017	1.217116	1.362966	0.0000
01/01/2018 to 12/31/2018	1.362966	1.209331	57,594.7580
01/01/2019 to 12/31/2019	1.209331	1.439435	49,939.7624
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.267504	11.290419	5,136.1553
01/01/2011 to 12/31/2011	11.290419	11.179172	9,830.5946
01/01/2012 to 12/31/2012	11.179172	12.357921	14,106.6935
01/01/2013 to 12/31/2013	12.357921	13.672826	8,628.9566
01/01/2014 to 12/31/2014	13.672826	14.173906	4,102.5825
01/01/2015 to 12/31/2015	14.173906	13.613658	2,210.2410
01/01/2016 to 12/31/2016	13.613658	14.108889	6,795.9097
01/01/2017 to 12/31/2017	14.108889	16.015781	2,880.1115
01/01/2018 to 12/31/2018	16.015781	14.666084	2,709.7111
01/01/2019 to 12/31/2019	14.666084	17.186075	2,539.7813
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.730686	10.882702	0.0000
01/01/2011 to 12/31/2011	10.882702	10.435307	2,458.4835
01/01/2012 to 12/31/2012	10.435307	11.759200	2,149.0024
01/01/2013 to 12/31/2013	11.759200	13.602685	7,111.1909
01/01/2014 to 12/31/2014	13.602685	14.043501	6,928.2292
01/01/2015 to 12/31/2015	14.043501	13.440543	6,752.2697
01/01/2016 to 12/31/2016	13.440543	14.073724	1,618.2208
01/01/2017 to 12/31/2017	14.073724	16.496638	10,627.1245
01/01/2018 to 12/31/2018	16.496638	14.746471	9,984.0487
01/01/2019 to 12/31/2019	14.746471	17.689732	9,358.2232

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	40.125478	46.002212	49,551.4821
01/01/2011 to 12/31/2011	46.002212	43.263096	45,636.8189
01/01/2012 to 12/31/2012	43.263096	50.000256	41,882.8627
01/01/2013 to 12/31/2013	50.000256	65.531408	39,340.2955
01/01/2014 to 12/31/2014	65.531408	72.728080	38,887.9346
01/01/2015 to 12/31/2015	72.728080	68.697126	36,209.8347
01/01/2016 to 12/31/2016	68.697126	78.034035	33,982.4476
01/01/2017 to 12/31/2017	78.034035	89.413198	31,763.7850
01/01/2018 to 12/31/2018	89.413198	79.566627	28,976.2279
01/01/2019 to 12/31/2019	79.566627	98.622536	25,918.4846
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	7.861642	9.834477	89,369.2072
01/01/2011 to 12/31/2011	9.834477	9.476551	73,616.8071
01/01/2012 to 12/31/2012	9.476551	10.553502	69,113.0790
01/01/2013 to 12/31/2013	10.553502	14.121510	68,355.5374
01/01/2014 to 12/31/2014	14.121510	15.602339	57,413.7649
01/01/2015 to 12/31/2015	15.602339	16.305845	33,494.4163
01/01/2016 to 12/31/2016	16.305845	16.967941	31,272.2736
01/01/2017 to 12/31/2017	16.967941	20.738182	30,645.7247
01/01/2018 to 12/31/2018	20.738182	19.869823	27,026.2507
01/01/2019 to 12/31/2019	19.869823	25.514606	27,802.4647
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	19.104291	23.494954	3,765.7542
01/01/2011 to 12/31/2011	23.494954	22.167824	721.4174
01/01/2012 to 12/31/2012	22.167824	24.907361	473.4893
01/01/2013 to 12/31/2013	24.907361	31.797227	1,504.4013
01/01/2014 to 12/31/2014	31.797227	34.156089	2,044.7311
01/01/2015 to 12/31/2015	34.156089	30.457449	1,396.8364
01/01/2016 to 12/31/2016	30.457449	34.465786	1,292.8201
01/01/2017 to 12/31/2017	34.465786	36.967959	1,334.3376
01/01/2018 to 12/31/2018	36.967959	32.538900	1,302.1222
01/01/2019 to 12/31/2019	32.538900	41.118780	1,228.6693
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.212179	14.863866	41,112.5701
01/01/2011 to 12/31/2011	14.863866	13.646317	36,358.8634
01/01/2012 to 12/31/2012	13.646317	15.790043	29,352.9525
01/01/2013 to 12/31/2013	15.790043	20.520707	27,717.4490
01/01/2014 to 12/31/2014	20.520707	22.763908	24,056.7182
01/01/2015 to 12/31/2015	22.763908	20.268233	9,319.7525
01/01/2016 to 12/31/2016	20.268233	22.474796	8,837.7130
01/01/2017 to 12/31/2017	22.474796	24.396025	10,918.2306
01/01/2018 to 12/31/2018	24.396025	20.721813	11,440.6016
01/01/2019 to 12/31/2019	20.721813	27.514917	9,906.2739
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.702228	10.820402	0.0000
01/01/2013 to 12/31/2013	10.820402	10.121720	0.0000
01/01/2014 to 12/31/2014	10.121720	10.665690	0.0000
01/01/2015 to 12/31/2015	10.665690	10.494205	5,643.4964
01/01/2016 to 12/31/2016	10.494205	10.416702	6,556.4715
01/01/2017 to 12/31/2017	10.416702	10.471248	6,515.1384
01/01/2018 to 12/31/2018	10.471248	10.250957	6,588.6198
01/01/2019 to 12/31/2019	10.250957	10.795538	6,544.6357

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.862078	9.682738	20,423.8215
01/01/2014 to 12/31/2014	9.682738	9.169078	9,913.9789
01/01/2015 to 12/31/2015	9.169078	8.788056	9,151.6068
01/01/2016 to 12/31/2016	8.788056	9.044603	9,077.1752
01/01/2017 to 12/31/2017	9.044603	11.953464	8,512.5298
01/01/2018 to 12/31/2018	11.953464	9.696418	8,660.2568
01/01/2019 to 12/31/2019	9.696418	12.578209	6,907.0936
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2010 to 12/31/2010	8.418799	8.816613	31,556.8252
01/01/2011 to 12/31/2011	8.816613	7.404028	21,489.9626
01/01/2012 to 12/31/2012	7.404028	8.518139	20,828.9914
01/01/2013 to 04/26/2013	8.518139	8.816266	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.133027	9.927405	131,455.2273
01/01/2011 to 12/31/2011	9.927405	9.726501	149,537.6509
01/01/2012 to 12/31/2012	9.726501	9.528058	167,152.5694
01/01/2013 to 12/31/2013	9.528058	9.334712	141,028.2027
01/01/2014 to 12/31/2014	9.334712	9.145289	140,127.1267
01/01/2015 to 12/31/2015	9.145289	8.959710	33,976.3524
01/01/2016 to 12/31/2016	8.959710	8.787742	34,511.1681
01/01/2017 to 12/31/2017	8.787742	8.664545	4,474.8900
01/01/2018 to 12/31/2018	8.664545	8.619243	5,061.2211
01/01/2019 to 12/31/2019	8.619243	8.602942	4,696.8693
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.215746	13.418405	0.0000
01/01/2015 to 12/31/2015	13.418405	13.069136	0.0000
01/01/2016 to 12/31/2016	13.069136	13.383984	0.0000
01/01/2017 to 12/31/2017	13.383984	14.022205	0.0000
01/01/2018 to 12/31/2018	14.022205	13.377452	0.0000
01/01/2019 to 12/31/2019	13.377452	14.644189	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.687800	11.612607	164,211.9385
01/01/2011 to 12/31/2011	11.612607	11.579475	168,431.8044
01/01/2012 to 12/31/2012	11.579475	12.581054	134,583.4394
01/01/2013 to 12/31/2013	12.581054	13.444904	114,930.1750
01/01/2014 to 04/25/2014	13.444904	13.527784	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.601867	11.674761	274,492.8546
01/01/2011 to 12/31/2011	11.674761	11.425001	232,310.0657
01/01/2012 to 12/31/2012	11.425001	12.579176	169,775.1596
01/01/2013 to 12/31/2013	12.579176	14.077129	160,537.9014
01/01/2014 to 04/25/2014	14.077129	14.110529	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.525504	13.842960	294,006.2337
01/01/2015 to 12/31/2015	13.842960	13.416478	257,436.7449
01/01/2016 to 12/31/2016	13.416478	13.944446	253,179.9920
01/01/2017 to 12/31/2017	13.944446	15.116270	228,451.7695
01/01/2018 to 12/31/2018	15.116270	14.156141	163,050.4948
01/01/2019 to 12/31/2019	14.156141	16.031903	163,410.1100
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.299750	11.461754	650,912.6262
01/01/2011 to 12/31/2011	11.461754	11.038436	559,918.7344
01/01/2012 to 12/31/2012	11.038436	12.319752	507,824.9307
01/01/2013 to 12/31/2013	12.319752	14.413633	463,858.8513
01/01/2014 to 04/25/2014	14.413633	14.404350	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.401923	14.851641	454,295.6334
01/01/2015 to 12/31/2015	14.851641	14.365781	390,814.0868
01/01/2016 to 12/31/2016	14.365781	15.074311	370,538.6552
01/01/2017 to 12/31/2017	15.074311	16.945039	336,363.5903
01/01/2018 to 12/31/2018	16.945039	15.582616	313,089.0954
01/01/2019 to 12/31/2019	15.582616	18.231723	298,775.7989
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.032325	11.351340	1,438,617.7224
01/01/2011 to 12/31/2011	11.351340	10.690669	1,082,626.8718
01/01/2012 to 12/31/2012	10.690669	12.118979	965,481.3865
01/01/2013 to 12/31/2013	12.118979	14.950002	925,600.6476
01/01/2014 to 04/25/2014	14.950002	14.859116	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.818786	9.507876	8,332.9815
01/01/2011 to 12/31/2011	9.507876	9.151333	8,249.5330
01/01/2012 to 12/31/2012	9.151333	10.410179	8,025.6572
01/01/2013 to 04/26/2013	10.410179	11.183989	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.846104	15.398025	812,776.3816
01/01/2015 to 12/31/2015	15.398025	14.829665	666,130.0681
01/01/2016 to 12/31/2016	14.829665	15.711517	591,388.6176
01/01/2017 to 12/31/2017	15.711517	18.343304	563,215.2351
01/01/2018 to 12/31/2018	18.343304	16.511295	527,412.9161
01/01/2019 to 12/31/2019	16.511295	20.014598	511,588.2644
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.577259	13.016635	92,654.0972
01/01/2011 to 12/31/2011	13.016635	13.580776	84,421.7788
01/01/2012 to 12/31/2012	13.580776	14.844569	76,307.4571
01/01/2013 to 12/31/2013	14.844569	19.853177	70,871.4179
01/01/2014 to 12/31/2014	19.853177	19.775866	58,721.8819
01/01/2015 to 12/31/2015	19.775866	17.501970	47,803.8541
01/01/2016 to 12/31/2016	17.501970	21.030992	44,630.8108
01/01/2017 to 12/31/2017	21.030992	23.189276	41,412.6341
01/01/2018 to 12/31/2018	23.189276	19.668063	37,505.6970
01/01/2019 to 12/31/2019	19.668063	23.785442	35,463.3420

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.156467	17.002492	4,657.5689
01/01/2011 to 12/31/2011	17.002492	13.950654	637.5415
01/01/2012 to 12/31/2012	13.950654	16.113009	491.5705
01/01/2013 to 12/31/2013	16.113009	20.143494	876.0211
01/01/2014 to 12/31/2014	20.143494	18.413529	391.0956
01/01/2015 to 12/31/2015	18.413529	19.078092	342.7346
01/01/2016 to 12/31/2016	19.078092	19.780008	311.5452
01/01/2017 to 12/31/2017	19.780008	25.280464	279.7896
01/01/2018 to 12/31/2018	25.280464	19.672233	282.9721
01/01/2019 to 12/31/2019	19.672233	23.712591	301.3587
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.022340	21.305476	419.1866
01/01/2017 to 12/31/2017	21.305476	24.800783	401.4031
01/01/2018 to 12/31/2018	24.800783	24.208957	351.1354
01/01/2019 to 12/31/2019	24.208957	30.985934	302.2659
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2010 to 12/31/2010	14.811077	16.822447	0.0000
01/01/2011 to 12/31/2011	16.822447	15.678760	0.0000
01/01/2012 to 12/31/2012	15.678760	16.952845	0.0000
01/01/2013 to 12/31/2013	16.952845	22.042344	533.1402
01/01/2014 to 12/31/2014	22.042344	23.955768	462.0722
01/01/2015 to 12/31/2015	23.955768	23.410826	400.8691
01/01/2016 to 04/29/2016	23.410826	23.506721	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2010 to 12/31/2010	11.018414	12.070584	180,022.2170
01/01/2011 to 12/31/2011	12.070584	11.331899	162,869.5620
01/01/2012 to 12/31/2012	11.331899	12.510773	149,847.2390
01/01/2013 to 12/31/2013	12.510773	16.366597	139,638.2633
01/01/2014 to 12/31/2014	16.366597	17.709551	119,454.8128
01/01/2015 to 12/31/2015	17.709551	17.743453	107,780.3040
01/01/2016 to 12/31/2016	17.743453	18.626741	100,214.1940
01/01/2017 to 12/31/2017	18.626741	21.702745	92,124.3595
01/01/2018 to 12/31/2018	21.702745	21.206909	77,955.6181
01/01/2019 to 12/31/2019	21.206909	27.169907	69,355.7102
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.167357	16.815150	13,215.8611
01/01/2014 to 12/31/2014	16.815150	18.265634	12,153.7340
01/01/2015 to 12/31/2015	18.265634	18.361003	11,470.1376
01/01/2016 to 12/31/2016	18.361003	18.916222	11,218.4193
01/01/2017 to 12/31/2017	18.916222	23.154930	10,196.2884
01/01/2018 to 12/31/2018	23.154930	21.343857	9,992.3871
01/01/2019 to 12/31/2019	21.343857	27.777581	8,580.2716
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.143877	13.883593	15,048.1438
01/01/2011 to 12/31/2011	13.883593	12.586925	12,514.6318
01/01/2012 to 12/31/2012	12.586925	13.072406	13,084.0768
01/01/2013 to 04/26/2013	13.072406	14.076604	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.672653	11.639200	70,732.8889
01/01/2011 to 12/31/2011	11.639200	11.428787	61,764.9984
01/01/2012 to 12/31/2012	11.428787	12.937464	138,105.9396
01/01/2013 to 12/31/2013	12.937464	17.330845	130,818.0212
01/01/2014 to 12/31/2014	17.330845	18.463725	108,306.2129
01/01/2015 to 12/31/2015	18.463725	19.995587	98,678.7116
01/01/2016 to 12/31/2016	19.995587	19.564423	97,632.7353
01/01/2017 to 12/31/2017	19.564423	26.258957	84,107.3794
01/01/2018 to 12/31/2018	26.258957	25.752389	74,920.5354
01/01/2019 to 12/31/2019	25.752389	33.428378	67,740.2020
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.865193	7.760721	1,409.4862
01/01/2011 to 12/31/2011	7.760721	7.311594	2,012.2830
01/01/2012 to 12/31/2012	7.311594	8.070182	1,877.7076
01/01/2013 to 04/26/2013	8.070182	8.654844	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.362110	7.890564	144,029.2229
01/01/2011 to 12/31/2011	7.890564	7.624047	132,910.6729
01/01/2012 to 04/27/2012	7.624047	8.558898	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.879731	14.366508	358.2175
01/01/2011 to 12/31/2011	14.366508	15.082240	355.3819
01/01/2012 to 12/31/2012	15.082240	15.303989	2,555.1578
01/01/2013 to 12/31/2013	15.303989	14.608044	2,552.3423
01/01/2014 to 12/31/2014	14.608044	15.093023	5,816.1238
01/01/2015 to 12/31/2015	15.093023	14.778424	6,276.0207
01/01/2016 to 12/31/2016	14.778424	14.780645	6,581.7285
01/01/2017 to 12/31/2017	14.780645	14.906947	7,700.8074
01/01/2018 to 12/31/2018	14.906947	14.531102	7,613.2797
01/01/2019 to 12/31/2019	14.531102	15.423984	14,802.5012
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	12.984932	16.018888	5,008.2055
01/01/2011 to 12/31/2011	16.018888	15.342992	42,681.9727
01/01/2012 to 12/31/2012	15.342992	17.625280	42,239.1851
01/01/2013 to 12/31/2013	17.625280	22.923486	41,870.4865
01/01/2014 to 12/31/2014	22.923486	24.527257	49,042.7624
01/01/2015 to 12/31/2015	24.527257	23.386147	48,877.9547
01/01/2016 to 12/31/2016	23.386147	27.512981	48,637.2162
01/01/2017 to 12/31/2017	27.512981	31.162317	44,218.3690
01/01/2018 to 12/31/2018	31.162317	26.996057	43,712.2387
01/01/2019 to 12/31/2019	26.996057	33.203081	40,096.8694
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	11.060285	11.677349	0.0000
01/01/2011 to 12/31/2011	11.677349	9.993177	0.0000
01/01/2012 to 12/31/2012	9.993177	11.545600	0.0000
01/01/2013 to 12/31/2013	11.545600	13.736210	0.0000
01/01/2014 to 12/31/2014	13.736210	12.605501	629.6948
01/01/2015 to 12/31/2015	12.605501	12.187793	0.0000
01/01/2016 to 12/31/2016	12.187793	12.056147	0.0000
01/01/2017 to 12/31/2017	12.056147	14.711470	0.0000
01/01/2018 to 12/31/2018	14.711470	12.375869	0.0000
01/01/2019 to 12/31/2019	12.375869	14.740984	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2010 to 12/31/2010	13.095345	16.235634	2,612.0786
01/01/2011 to 12/31/2011	16.235634	15.218378	2,376.9875
01/01/2012 to 12/31/2012	15.218378	17.285185	2,150.2579
01/01/2013 to 12/31/2013	17.285185	23.390278	1,963.6697
01/01/2014 to 12/31/2014	23.390278	23.999550	1,801.6046
01/01/2015 to 12/31/2015	23.999550	22.445870	1,650.9707
01/01/2016 to 12/31/2016	22.445870	26.592101	1,496.9303
01/01/2017 to 12/31/2017	26.592101	29.779475	1,493.9416
01/01/2018 to 12/31/2018	29.779475	25.902652	1,430.4997
01/01/2019 to 12/31/2019	25.902652	31.772746	1,372.5864
MetLife Stock Index Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.016166	11.235003	26,841.0907
01/01/2011 to 12/31/2011	11.235003	11.187497	205,602.4941
01/01/2012 to 12/31/2012	11.187497	12.650241	201,415.8228
01/01/2013 to 12/31/2013	12.650241	16.322270	199,527.3140
01/01/2014 to 12/31/2014	16.322270	18.085723	210,634.2026
01/01/2015 to 12/31/2015	18.085723	17.880559	204,583.3937
01/01/2016 to 12/31/2016	17.880559	19.511752	204,046.1046
01/01/2017 to 12/31/2017	19.511752	23.175944	164,802.3766
01/01/2018 to 12/31/2018	23.175944	21.606195	164,351.7809
01/01/2019 to 12/31/2019	21.606195	27.687686	158,752.7322
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.165536	19.969276	2,844.6483
01/01/2014 to 12/31/2014	19.969276	21.630437	2,670.5927
01/01/2015 to 12/31/2015	21.630437	21.114267	2,538.1144
01/01/2016 to 12/31/2016	21.114267	23.601650	2,643.2773
01/01/2017 to 12/31/2017	23.601650	27.189890	7,995.6149
01/01/2018 to 12/31/2018	27.189890	23.907192	8,121.9036
01/01/2019 to 12/31/2019	23.907192	30.412611	7,913.9239
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.039157	8.744321	3,470.1122
01/01/2011 to 12/31/2011	8.744321	8.520387	5,412.5983
01/01/2012 to 12/31/2012	8.520387	9.508166	5,178.5875
01/01/2013 to 04/26/2013	9.508166	10.393854	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.466541	22.959878	16,383.7796
01/01/2014 to 12/31/2014	22.959878	22.426351	11,453.2944
01/01/2015 to 12/31/2015	22.426351	22.054764	9,679.9167
01/01/2016 to 12/31/2016	22.054764	25.581810	9,268.6198
01/01/2017 to 12/31/2017	25.581810	28.946181	8,633.0176
01/01/2018 to 12/31/2018	28.946181	26.374621	8,302.4380
01/01/2019 to 12/31/2019	26.374621	33.437961	7,886.9913
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	12.196978	14.681252	22,937.3621
01/01/2011 to 12/31/2011	14.681252	13.624996	21,745.8061
01/01/2012 to 12/31/2012	13.624996	14.052564	21,336.3432
01/01/2013 to 04/26/2013	14.052564	15.205400	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.604668	8.303149	35,853.2369
01/01/2014 to 12/31/2014	8.303149	8.852627	36,938.4793
01/01/2015 to 12/31/2015	8.852627	9.584759	32,700.3685
01/01/2016 to 12/31/2016	9.584759	9.534112	33,381.7789
01/01/2017 to 12/31/2017	9.534112	12.468386	42,531.4709
01/01/2018 to 12/31/2018	12.468386	12.072987	41,823.1122
01/01/2019 to 12/31/2019	12.072987	15.446225	40,236.5131
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	5.191245	6.494325	52,280.6177
01/01/2011 to 12/31/2011	6.494325	5.733182	43,904.8446
01/01/2012 to 12/31/2012	5.733182	6.296846	36,377.6302
01/01/2013 to 04/26/2013	6.296846	6.571153	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2010 to 12/31/2010	14.675024	18.550463	0.0000
01/01/2011 to 12/31/2011	18.550463	15.144079	0.0000
01/01/2012 to 12/31/2012	15.144079	15.217644	0.0000
01/01/2013 to 12/31/2013	15.217644	16.512274	0.0000
01/01/2014 to 12/31/2014	16.512274	13.131841	0.0000
01/01/2015 to 12/31/2015	13.131841	8.650679	0.0000
01/01/2016 to 12/31/2016	8.650679	12.182251	0.0000
01/01/2017 to 12/31/2017	12.182251	11.847313	0.0000
01/01/2018 to 12/31/2018	11.847313	8.256914	0.0000
01/01/2019 to 12/31/2019	8.256914	9.088422	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.077592	26.931875	34,745.2006
01/01/2017 to 12/31/2017	26.931875	28.480061	34,039.1844
01/01/2018 to 12/31/2018	28.480061	26.776296	33,888.5501
01/01/2019 to 12/31/2019	26.776296	29.967115	31,255.8299
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2010 to 12/31/2010	19.875873	21.997497	60,180.4709
01/01/2011 to 12/31/2011	21.997497	22.513197	52,811.8570
01/01/2012 to 12/31/2012	22.513197	24.909463	47,982.7627
01/01/2013 to 12/31/2013	24.909463	26.351252	45,801.0658
01/01/2014 to 12/31/2014	26.351252	27.063253	41,199.4566
01/01/2015 to 12/31/2015	27.063253	25.937525	38,523.0157
01/01/2016 to 04/29/2016	25.937525	26.668811	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.610069	27.505868	3,712.8816
01/01/2017 to 12/31/2017	27.505868	29.101282	3,566.5813
01/01/2018 to 12/31/2018	29.101282	27.391269	3,416.2626
01/01/2019 to 12/31/2019	27.391269	30.672276	3,141.9495
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
05/03/2010 to 12/31/2010	11.680923	12.216698	4,363.6754
01/01/2011 to 12/31/2011	12.216698	12.383266	5,161.6601
01/01/2012 to 12/31/2012	12.383266	13.520302	8,108.1327
01/01/2013 to 12/31/2013	13.520302	13.432837	10,571.3250
01/01/2014 to 12/31/2014	13.432837	13.744940	14,372.4481
01/01/2015 to 12/31/2015	13.744940	13.269775	7,891.2872
01/01/2016 to 04/29/2016	13.269775	13.569805	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.135540	15.642904	29,619.5781
01/01/2011 to 12/31/2011	15.642904	16.133378	28,131.1961
01/01/2012 to 12/31/2012	16.133378	16.285965	27,564.0001
01/01/2013 to 12/31/2013	16.285965	15.811050	26,592.4387
01/01/2014 to 12/31/2014	15.811050	15.885240	26,007.6695
01/01/2015 to 12/31/2015	15.885240	15.610682	25,952.1698
01/01/2016 to 12/31/2016	15.610682	15.450115	25,363.7620
01/01/2017 to 12/31/2017	15.450115	15.391157	0.0000
01/01/2018 to 12/31/2018	15.391157	15.182328	0.0000
01/01/2019 to 12/31/2019	15.182328	15.734007	0.0000

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
102

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Variable Annuity Account C (the "Separate Account") of Brighthouse
Life Insurance Company (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the
Sub-Accounts constituting the Separate Account of the Company as of December
31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2000.

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                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                     AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)       GLOBAL SMALL         AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                 GLOBAL GROWTH        CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------    -------------------

ASSETS:
   Investments at fair value...............  $        111,484,454   $        26,865,564   $       140,755,332    $        26,126,083
   Due from Brighthouse Life Insurance
     Company...............................                     1                    --                     4                      1
                                             --------------------   -------------------   -------------------    -------------------
       Total Assets........................           111,484,455            26,865,564           140,755,336             26,126,084
                                             --------------------   -------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees............................                    39                    63                    60                     96
   Due to Brighthouse Life Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Liabilities...................                    39                    63                    60                     96
                                             --------------------   -------------------   -------------------    -------------------

NET ASSETS.................................  $        111,484,416   $        26,865,501   $       140,755,276    $        26,125,988
                                             ====================   ===================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        111,484,416   $        26,865,501   $       140,430,423    $        26,125,988
   Net assets from contracts in payout.....                    --                    --               324,853                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Net Assets....................  $        111,484,416   $        26,865,501   $       140,755,276    $        26,125,988
                                             ====================   ===================   ===================    ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            BHFTI AMERICAN        BHFTI AMERICAN                             BHFTI AMERICAN
                                           FUNDS(R) BALANCED      FUNDS(R) GROWTH      BHFTI AMERICAN       FUNDS(R) MODERATE
                                              ALLOCATION            ALLOCATION         FUNDS(R) GROWTH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       230,861,818  $        259,121,488  $        35,803,623  $        104,052,221
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          230,861,819           259,121,488           35,803,623           104,052,221
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   69                    64                   50                    53
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   69                    65                   50                    53
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       230,861,750  $        259,121,423  $        35,803,573  $        104,052,168
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       230,737,762  $        259,041,588  $        35,803,573  $        104,020,140
   Net assets from contracts in payout..              123,988                79,835                   --                32,028
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       230,861,750  $        259,121,423  $        35,803,573  $        104,052,168
                                          ===================  ====================  ===================  ====================

                                                                   BHFTI BLACKROCK
                                            BHFTI AQR GLOBAL       GLOBAL TACTICAL      BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                              RISK BALANCED          STRATEGIES           HIGH YIELD       ASSET ALLOCATION 100
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $          6,980,604  $        51,979,138  $         13,877,435  $       141,032,527
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................             6,980,604           51,979,138            13,877,435          141,032,528
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    72                   81                   123                   75
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                     1                   --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    72                   83                   124                   75
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          6,980,532  $        51,979,055  $         13,877,311  $       141,032,453
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,977,271  $        51,979,055  $         13,877,311  $       141,018,532
   Net assets from contracts in payout..                 3,261                   --                    --               13,921
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $          6,980,532  $        51,979,055  $         13,877,311  $       141,032,453
                                          ====================  ===================  ====================  ====================

                                           BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                             BALANCED PLUS        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $       128,935,898  $        40,345,248
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          128,935,898           40,345,248
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                  149
   Due to Brighthouse Life Insurance
     Company............................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   82                  150
                                          -------------------  -------------------

NET ASSETS..............................  $       128,935,816  $        40,345,098
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,859,006  $        40,291,149
   Net assets from contracts in payout..               76,810               53,949
                                          -------------------  -------------------
       Total Net Assets.................  $       128,935,816  $        40,345,098
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                      BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/        FRANKLIN         BHFTI BRIGHTHOUSE/
                                            ABERDEEN EMERGING        EATON VANCE         LOW DURATION            TEMPLETON
                                             MARKETS EQUITY         FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         46,430,800  $         2,427,523  $         28,922,431  $          4,374,774
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            46,430,800            2,427,523            28,922,431             4,374,774
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   148                   71                   108                    33
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     3                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   148                   72                   111                    34
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         46,430,652  $         2,427,451  $         28,922,320  $          4,374,740
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,268,366  $         2,427,451  $         28,918,414  $          4,374,740
   Net assets from contracts in payout..               162,286                   --                 3,906                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         46,430,652  $         2,427,451  $         28,922,320  $          4,374,740
                                          ====================  ===================  ====================  ====================

                                          BHFTI BRIGHTHOUSE/
                                              WELLINGTON                                 BHFTI HARRIS          BHFTI INVESCO
                                               LARGE CAP           BHFTI CLARION            OAKMARK            BALANCED-RISK
                                               RESEARCH         GLOBAL REAL ESTATE       INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         8,268,202  $         27,698,748  $         47,825,837  $        12,454,753
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            8,268,202            27,698,748            47,825,837           12,454,753
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                   180                    86                  100
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                     2                    3
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   53                   181                    88                  103
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         8,268,149  $         27,698,567  $         47,825,749  $        12,454,650
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,256,327  $         27,617,876  $         47,769,060  $        12,454,650
   Net assets from contracts in payout..               11,822                80,691                56,689                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         8,268,149  $         27,698,567  $         47,825,749  $        12,454,650
                                          ===================  ====================  ====================  ===================

                                             BHFTI INVESCO         BHFTI INVESCO
                                               COMSTOCK            GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $       103,327,964  $         43,274,191
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          103,327,964            43,274,191
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   112
   Due to Brighthouse Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                  126                   112
                                          -------------------  --------------------

NET ASSETS..............................  $       103,327,838  $         43,274,079
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       102,577,973  $         43,112,388
   Net assets from contracts in payout..              749,865               161,691
                                          -------------------  --------------------
        Total Net Assets................  $       103,327,838  $         43,274,079
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL      BHFTI JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION     SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         46,110,963  $        13,635,621  $         15,139,235  $         8,367,413
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            46,110,963           13,635,621            15,139,235            8,367,413
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                   81                    95                   78
   Due to Brighthouse Life Insurance
     Company............................                     1                   18                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   122                   99                    96                   78
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         46,110,841  $        13,635,522  $         15,139,139  $         8,367,335
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,024,633  $        13,618,870  $         15,139,139  $         8,359,719
   Net assets from contracts in payout..                86,208               16,652                    --                7,616
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         46,110,841  $        13,635,522  $         15,139,139  $         8,367,335
                                          ====================  ===================  ====================  ===================

                                                                                         BHFTI METLIFE         BHFTI MFS(R)
                                          BHFTI LOOMIS SAYLES    BHFTI LOOMIS SAYLES      MULTI-INDEX            RESEARCH
                                           GLOBAL ALLOCATION           GROWTH            TARGETED RISK         INTERNATIONAL
                                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        12,943,605   $         78,789,026  $        10,518,222  $        99,932,656
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           12,943,605             78,789,026           10,518,222           99,932,656
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                    149                   51                  213
   Due to Brighthouse Life Insurance
     Company............................                    1                      2                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   82                    151                   51                  213
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        12,943,523   $         78,788,875  $        10,518,171  $        99,932,443
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,523   $         78,566,009  $        10,518,171  $        99,441,874
   Net assets from contracts in payout..                   --                222,866                   --              490,569
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        12,943,523   $         78,788,875  $        10,518,171  $        99,932,443
                                          ====================  ====================  ===================  ===================

                                                 BHFTI                 BHFTI
                                            MORGAN STANLEY        PANAGORA GLOBAL
                                               DISCOVERY         DIVERSIFIED RISK
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        65,477,359  $           792,650
   Due from Brighthouse Life Insurance
     Company............................                    2                   --
                                          -------------------  -------------------
       Total Assets.....................           65,477,361              792,650
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   79                   57
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   79                   57
                                          -------------------  -------------------

NET ASSETS..............................  $        65,477,282  $           792,593
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        65,118,643  $           792,593
   Net assets from contracts in payout..              358,639                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        65,477,282  $           792,593
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTI                                                         BHFTI
                                              PIMCO INFLATION       BHFTI PIMCO        BHFTI SCHRODERS        SSGA GROWTH
                                              PROTECTED BOND       TOTAL RETURN      GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       70,243,267  $       339,643,770  $         9,683,054  $       123,449,488
   Due from Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          70,243,267          339,643,770            9,683,054          123,449,488
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 144                  142                  102                   80
   Due to Brighthouse Life Insurance
     Company..............................                   2                    1                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 146                  143                  102                   80
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       70,243,121  $       339,643,627  $         9,682,952  $       123,449,408
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       70,193,556  $       338,693,006  $         9,682,952  $       123,369,746
   Net assets from contracts in payout....              49,565              950,621                   --               79,662
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       70,243,121  $       339,643,627  $         9,682,952  $       123,449,408
                                            ==================  ===================  ===================  ===================

                                                                                                                 BHFTI VICTORY
                                                    BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE        SYCAMORE
                                               SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH         MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..............  $        42,825,480  $       491,572,217   $        77,373,913   $       147,303,969
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                    --                    --
                                            -------------------  --------------------  --------------------  -------------------
       Total Assets.......................           42,825,480          491,572,217            77,373,913           147,303,969
                                            -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  154                   142                   151
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                    --                     2
                                            -------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                  100                  154                   142                   153
                                            -------------------  --------------------  --------------------  -------------------

NET ASSETS................................  $        42,825,380  $       491,572,063   $        77,373,771   $       147,303,816
                                            ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        42,817,637  $       485,042,546   $        77,292,732   $       146,139,687
   Net assets from contracts in payout....                7,743            6,529,517                81,039             1,164,129
                                            -------------------  --------------------  --------------------  -------------------
       Total Net Assets...................  $        42,825,380  $       491,572,063   $        77,373,771   $       147,303,816
                                            ===================  ====================  ====================  ===================

                                                 BHFTI WELLS         BHFTI WESTERN
                                             CAPITAL MANAGEMENT    ASSET MANAGEMENT
                                                MID CAP VALUE      GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        13,727,609  $         6,900,041
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           13,727,609            6,900,041
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  114                   96
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  114                   98
                                            -------------------  -------------------

NET ASSETS................................  $        13,727,495  $         6,899,943
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,704,630  $         6,899,943
   Net assets from contracts in payout....               22,865                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        13,727,495  $         6,899,943
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                BHFTII                                                      BHFTII BLACKROCK
                                            BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                          INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        15,303,491  $        91,277,270  $        14,919,083   $        49,084,404
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    1                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           15,303,491           91,277,270           14,919,084            49,084,404
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  113                   77                   79                   136
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                  114                   77                   79                   136
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,303,377  $        91,277,193  $        14,919,005   $        49,084,268
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,295,138  $        91,116,903  $        14,913,105   $        48,681,606
   Net assets from contracts in payout..                8,239              160,290                5,900               402,662
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        15,303,377  $        91,277,193  $        14,919,005   $        49,084,268
                                          ===================  ===================  ====================  ===================

                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         27,454,676  $        880,349,256  $      2,152,131,968  $      1,446,605,555
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            27,454,676           880,349,256         2,152,131,968         1,446,605,555
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    99                    56                    46
   Due to Brighthouse Life Insurance
     Company............................                     2                     3                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    72                   102                    57                    46
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         27,454,604  $        880,349,154  $      2,152,131,911  $      1,446,605,509
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         27,374,493  $        878,533,427  $      2,148,345,641  $      1,445,399,782
   Net assets from contracts in payout..                80,111             1,815,727             3,786,270             1,205,727
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         27,454,604  $        880,349,154  $      2,152,131,911  $      1,446,605,509
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                                 ARTISAN            INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         29,386,052  $          4,388,984
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            29,386,052             4,388,984
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   121                   138
   Due to Brighthouse Life Insurance
     Company............................                     2                     1
                                          --------------------  --------------------
        Total Liabilities...............                   123                   139
                                          --------------------  --------------------

NET ASSETS..............................  $         29,385,929  $          4,388,845
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,335,447  $          4,388,845
   Net assets from contracts in payout..                50,482                    --
                                          --------------------  --------------------
        Total Net Assets................  $         29,385,929  $          4,388,845
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                           BHFTII BRIGHTHOUSE/
                                               WELLINGTON                                                       BHFTII
                                               CORE EQUITY        BHFTII FRONTIER           BHFTII           LOOMIS SAYLES
                                              OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH    SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        258,813,936  $         7,730,846  $       135,557,306  $        15,872,118
   Due from Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           258,813,937            7,730,846          135,557,306           15,872,118
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   302                  111                  152                   91
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    3                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   302                  112                  155                   91
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        258,813,635  $         7,730,734  $       135,557,151  $        15,872,027
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        257,299,856  $         7,711,658  $       135,128,187  $        15,796,132
   Net assets from contracts in payout..             1,513,779               19,076              428,964               75,895
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        258,813,635  $         7,730,734  $       135,557,151  $        15,872,027
                                          ====================  ===================  ===================  ===================

                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value............   $         7,020,554   $         7,040,669   $          3,609,910  $         5,782,727
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Assets.....................             7,020,554             7,040,669              3,609,910            5,782,727
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    82                    75                     61                   84
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Liabilities................                    82                    76                     61                   84
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
   Net assets from contracts in payout..                    --                    --                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Net Assets.................   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
                                          =====================  ====================  ====================  =====================

                                             BHFTII METLIFE        BHFTII MFS(R)
                                               STOCK INDEX         TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $         58,582,228  $        79,084,758
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            58,582,229           79,084,758
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    70                  111
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    70                  111
                                          --------------------  -------------------

NET ASSETS..............................  $         58,582,159  $        79,084,647
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,575,823  $        78,313,566
   Net assets from contracts in payout..                 6,336              771,081
                                          --------------------  -------------------
       Total Net Assets.................  $         58,582,159  $        79,084,647
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTII                BHFTII               BHFTII
                                                                 NEUBERGER BERMAN        T. ROWE PRICE        T. ROWE PRICE
                                          BHFTII MFS(R) VALUE         GENESIS          LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       173,957,702  $         40,954,560  $        70,430,766  $         15,649,881
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          173,957,702            40,954,560           70,430,766            15,649,881
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  146                   161                  131                    86
   Due to Brighthouse Life Insurance
     Company............................                    4                     4                   --                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                  150                   165                  131                    88
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       173,957,552  $         40,954,395  $        70,430,635  $         15,649,793
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       173,662,569  $         40,803,111  $        70,210,809  $         15,629,990
   Net assets from contracts in payout..              294,983               151,284              219,826                19,803
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       173,957,552  $         40,954,395  $        70,430,635  $         15,649,793
                                          ===================  ====================  ===================  ====================

                                                                  BHFTII WESTERN
                                                BHFTII           ASSET MANAGEMENT       BHFTII WESTERN             DWS
                                             VANECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT    GOVERNMENT & AGENCY
                                           NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT      SECURITIES VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------

ASSETS:
   Investments at fair value............  $         3,303,026  $        163,289,585  $         4,938,852  $            269,389
   Due from Brighthouse Life Insurance
     Company............................                   --                    67                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................            3,303,026           163,289,652            4,938,852               269,389
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   38                   316                   72                    18
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                    1                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   39                   316                   73                    18
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $         3,302,987  $        163,289,336  $         4,938,779  $            269,371
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,302,987  $        162,070,658  $         4,914,861  $            269,371
   Net assets from contracts in payout..                   --             1,218,678               23,918                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $         3,302,987  $        163,289,336  $         4,938,779  $            269,371
                                          ===================  ====================  ===================  =====================

                                             FIDELITY(R) VIP      FIDELITY(R) VIP
                                              EQUITY-INCOME    GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $         5,239,613   $           106,872
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            5,239,613               106,872
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   72                     9
   Due to Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
        Total Liabilities...............                   72                    10
                                          -------------------  --------------------

NET ASSETS..............................  $         5,239,541   $           106,862
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,236,651   $           106,862
   Net assets from contracts in payout..                2,890                    --
                                          -------------------  --------------------
        Total Net Assets................  $         5,239,541   $           106,862
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            FTVIPT TEMPLETON        INVESCO V.I.            PIMCO VIT             PIMCO VIT
                                               FOREIGN VIP      INTERNATIONAL GROWTH       HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         17,831,611  $          4,842,153  $          4,579,368  $          4,263,711
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            17,831,611             4,842,153             4,579,368             4,263,711
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    89                   111                    71                    53
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    89                   111                    71                    54
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         17,831,522  $          4,842,042  $          4,579,297  $          4,263,657
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,754,446  $          4,821,006  $          4,560,952  $          4,255,239
   Net assets from contracts in payout..                77,076                21,036                18,345                 8,418
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         17,831,522  $          4,842,042  $          4,579,297  $          4,263,657
                                          ====================  ====================  ====================  ====================

                                                PUTNAM VT             PUTNAM VT           RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                              EQUITY INCOME      SUSTAINABLE LEADERS  REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  --------------------  ----------------------  ---------------------

ASSETS:
   Investments at fair value............  $         18,414,506  $          2,709,240   $            369,648   $          1,554,450
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                      1                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Assets....................            18,414,506             2,709,241                369,649              1,554,450
                                          --------------------  --------------------  ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   144                    35                     15                      8
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     --                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Liabilities...............                   144                    35                     15                      8
                                          --------------------  --------------------  ----------------------  ---------------------

NET ASSETS..............................  $         18,414,362  $          2,709,206   $            369,634   $          1,554,442
                                          ====================  ====================  ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         18,266,440  $          2,668,347   $            361,467   $          1,526,641
   Net assets from contracts in payout..               147,922                40,859                  8,167                 27,801
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Net Assets................  $         18,414,362  $          2,709,206   $            369,634   $          1,554,442
                                          ====================  ====================  ======================  =====================

                                                 RUSSELL           RUSSELL U.S.
                                             STRATEGIC BOND      SMALL CAP EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $          2,653,373  $           877,040
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
        Total Assets....................             2,653,374              877,040
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                   11
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    13                   11
                                          --------------------  -------------------

NET ASSETS..............................  $          2,653,361  $           877,029
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,589,948  $           870,560
   Net assets from contracts in payout..                63,413                6,469
                                          --------------------  -------------------
        Total Net Assets................  $          2,653,361  $           877,029
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                                   RUSSELL U.S.
                                                                                                                 STRATEGIC EQUITY
                                                                                                                    SUB-ACCOUNT
                                                                                                              ----------------------

ASSETS:
   Investments at fair value...............................................................................   $            5,072,198
   Due from Brighthouse Life Insurance
      Company..............................................................................................                       --
                                                                                                              ----------------------
        Total Assets.......................................................................................                5,072,198
                                                                                                              ----------------------
LIABILITIES:
   Accrued fees............................................................................................                        5
   Due to Brighthouse Life Insurance
      Company..............................................................................................                       --
                                                                                                              ----------------------
        Total Liabilities..................................................................................                        5
                                                                                                              ----------------------

NET ASSETS.................................................................................................   $            5,072,193
                                                                                                              ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......................................................................   $            4,995,005
   Net assets from contracts in payout.....................................................................                   77,188
                                                                                                              ----------------------
        Total Net Assets...................................................................................   $            5,072,193
                                                                                                              ======================

 The accompanying notes are an integral part of these financial statements.

                                     18

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                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                    AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)       GLOBAL SMALL       AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                GLOBAL GROWTH        CAPITALIZATION           GROWTH          DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         1,152,753  $             39,807  $           984,532  $            882,145
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              664,866               162,157              862,451               186,482
      Administrative charges...............              265,723                63,885              334,494                64,368
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              930,589               226,042            1,196,945               250,850
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              222,164             (186,235)            (212,413)               631,295
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,862,598             1,627,081           14,094,994               498,868
      Realized gains (losses) on sale of
        investments........................            4,580,062               739,649            4,554,914               371,530
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           10,442,660             2,366,730           18,649,908               870,398
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           20,433,658             4,559,078           16,115,309             2,512,629
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           30,876,318             6,925,808           34,765,217             3,383,027
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,098,482  $          6,739,573  $        34,552,804  $          4,014,322
                                             ===================  ====================  ===================  ====================

                                                BHFTI AMERICAN        BHFTI AMERICAN                            BHFTI AMERICAN
                                               FUNDS(R) BALANCED      FUNDS(R) GROWTH     BHFTI AMERICAN       FUNDS(R) MODERATE
                                                  ALLOCATION            ALLOCATION        FUNDS(R) GROWTH         ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          4,025,443  $         4,222,719  $           142,026  $          2,014,291
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,027,283            3,365,748              448,744             1,359,443
      Administrative charges...............               560,954              629,030               82,595               255,284
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             3,588,237            3,994,778              531,339             1,614,727
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               437,206              227,941            (389,313)               399,564
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            15,908,035           21,088,756            4,796,347             5,729,089
      Realized gains (losses) on sale of
        investments........................             2,184,822            2,422,865              194,783               550,881
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            18,092,857           23,511,621            4,991,130             6,279,970
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            17,704,497           25,268,392            3,505,051             6,959,334
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            35,797,354           48,780,013            8,496,181            13,239,304
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         36,234,560  $        49,007,954  $         8,106,868  $         13,638,868
                                             ====================  ===================  ===================  ====================

                                                                     BHFTI BLACKROCK
                                              BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                RISK BALANCED          STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           213,889  $            100,484
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               83,123               438,031
      Administrative charges...............               17,977               129,355
                                             -------------------  --------------------
        Total expenses.....................              101,100               567,386
                                             -------------------  --------------------
           Net investment income (loss)....              112,789             (466,902)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (285,531)               115,803
                                             -------------------  --------------------
           Net realized gains (losses).....            (285,531)               115,803
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,386,506             9,422,932
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,100,975             9,538,735
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,213,764  $          9,071,833
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                   HIGH YIELD       ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            804,299  $         2,080,975   $          2,518,906  $            350,970
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               156,867            1,764,325                914,464               563,960
      Administrative charges................                34,116              344,612                311,729                97,412
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               190,983            2,108,937              1,226,193               661,372
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               613,316             (27,962)              1,292,713             (310,402)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           14,556,367                     --             3,358,382
      Realized gains (losses) on sale of
        investments.........................              (90,973)            4,335,931                576,598                89,879
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              (90,973)           18,892,298                576,598             3,448,261
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,159,698           12,440,265             23,064,480             6,620,373
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,068,725           31,332,563             23,641,078            10,068,634
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,682,041  $        31,304,601   $         24,933,791  $          9,758,232
                                              ====================  ====================  ====================  ====================

                                                                                          BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/
                                               ABERDEEN EMERGING        EATON VANCE          LOW DURATION            TEMPLETON
                                                MARKETS EQUITY         FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $           753,317  $            128,603  $            968,758  $           354,146
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              526,248                40,891               244,575               28,316
      Administrative charges................              108,729                 6,803                72,675               10,759
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................              634,977                47,694               317,250               39,075
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              118,340                80,909               651,508              315,071
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --                    --                8,412
      Realized gains (losses) on sale of
        investments.........................              125,764              (15,394)             (110,362)             (60,799)
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......              125,764              (15,394)             (110,362)             (52,387)
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            7,135,098                80,625               461,242            (244,729)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            7,260,862                65,231               350,880            (297,116)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         7,379,202  $            146,140  $          1,002,388  $            17,955
                                              ===================  ====================  ====================  ===================

                                               BHFTI BRIGHTHOUSE/
                                                   WELLINGTON
                                                    LARGE CAP           BHFTI CLARION
                                                    RESEARCH         GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $             72,113  $            860,209
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                49,307               350,021
      Administrative charges................                19,812                67,239
                                              --------------------  --------------------
        Total expenses......................                69,119               417,260
                                              --------------------  --------------------
           Net investment income (loss).....                 2,994               442,949
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               939,571                    --
      Realized gains (losses) on sale of
        investments.........................               264,425               118,012
                                              --------------------  --------------------
           Net realized gains (losses)......             1,203,996               118,012
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               896,776             5,176,766
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,100,772             5,294,778
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,103,766  $          5,737,727
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI HARRIS          BHFTI INVESCO
                                                    OAKMARK            BALANCED-RISK        BHFTI INVESCO        BHFTI INVESCO
                                                 INTERNATIONAL          ALLOCATION            COMSTOCK           GLOBAL EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          1,014,656  $                --  $          2,097,239  $           333,959
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               665,776              135,956               803,003              301,378
      Administrative charges...............               114,641               30,419               246,005              102,198
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               780,417              166,375             1,049,008              403,576
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               234,239            (166,375)             1,048,231             (69,617)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,606,893                   --            11,966,207            5,246,011
      Realized gains (losses) on sale of
        investments........................             (727,381)            (142,862)             2,203,080            1,290,838
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,879,512            (142,862)            14,169,287            6,536,849
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,141,389            1,879,312             5,820,196            4,551,067
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             9,020,901            1,736,450            19,989,483           11,087,916
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,255,140  $         1,570,075  $         21,037,714  $        11,018,299
                                             ====================  ===================  ====================  ===================

                                                                                              BHFTI
                                                BHFTI INVESCO        BHFTI JPMORGAN      JPMORGAN GLOBAL       BHFTI JPMORGAN
                                              SMALL CAP GROWTH          CORE BOND       ACTIVE ALLOCATION      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $           591,386  $           412,234  $            90,039
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              624,487              179,734              140,094               52,322
      Administrative charges...............              110,782               32,951               37,723               20,352
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              735,269              212,685              177,817               72,674
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (735,269)              378,701              234,417               17,365
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,874,075                   --                   --              849,611
      Realized gains (losses) on sale of
        investments........................            (635,835)             (25,104)               78,446             (11,545)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            7,238,240             (25,104)               78,446              838,066
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,484,216              466,519            1,866,064              471,798
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,722,456              441,415            1,944,510            1,309,864
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,987,187  $           820,116  $         2,178,927  $         1,327,229
                                             ===================  ===================  ===================  ===================

                                              BHFTI LOOMIS SAYLES   BHFTI LOOMIS SAYLES
                                               GLOBAL ALLOCATION          GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            186,724  $           629,032
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               174,612              999,163
      Administrative charges...............                31,278              182,986
                                             --------------------  --------------------
        Total expenses.....................               205,890            1,182,149
                                             --------------------  --------------------
           Net investment income (loss)....              (19,166)            (553,117)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,080,236           10,489,577
      Realized gains (losses) on sale of
        investments........................               368,885            3,649,143
                                             --------------------  --------------------
           Net realized gains (losses).....             1,449,121           14,138,720
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,374,049            1,322,211
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,823,170           15,460,931
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,804,004  $        14,907,814
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI METLIFE        BHFTI MFS(R)             BHFTI                BHFTI
                                                  MULTI-INDEX           RESEARCH          MORGAN STANLEY       PANAGORA GLOBAL
                                                 TARGETED RISK        INTERNATIONAL          DISCOVERY        DIVERSIFIED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           222,411  $         1,329,320  $                 --  $            20,647
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              129,995            1,048,896               556,290                7,922
      Administrative charges...............               25,564              220,154               158,881                1,721
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              155,559            1,269,050               715,171                9,643
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....               66,852               60,270             (715,171)               11,004
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,419,240            12,370,267                   --
      Realized gains (losses) on sale of
        investments........................                7,078              647,248             5,511,554                3,798
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......                7,078            5,066,488            17,881,821                3,798
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,773,859           17,201,863             3,696,774              101,457
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,780,937           22,268,351            21,578,595              105,255
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,847,789  $        22,328,621  $         20,863,424  $           116,259
                                             ===================  ===================  ====================  ===================

                                                    BHFTI                                                           BHFTI
                                               PIMCO INFLATION        BHFTI PIMCO         BHFTI SCHRODERS        SSGA GROWTH
                                               PROTECTED BOND        TOTAL RETURN       GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,418,347  $        10,007,155  $           152,814  $         2,830,912
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,700            3,168,998              104,691            1,106,027
      Administrative charges...............              177,930              845,400               25,301              303,117
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              876,630            4,014,398              129,992            1,409,144
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,541,717            5,992,757               22,822            1,421,768
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            6,037,250
      Realized gains (losses) on sale of
        investments........................            (752,019)               67,209              107,404              604,131
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (752,019)               67,209              107,404            6,641,381
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,010,892           18,166,723            1,707,214           12,172,573
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,258,873           18,233,932            1,814,618           18,813,954
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,800,590  $        24,226,689  $         1,837,440  $        20,235,722
                                             ===================  ===================  ===================  ===================

                                                     BHFTI         BHFTI T. ROWE PRICE
                                                SSGA GROWTH ETF      LARGE CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            796,174  $        10,282,563
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               498,047            5,304,485
      Administrative charges...............               102,322            1,030,099
                                             --------------------  -------------------
        Total expenses.....................               600,369            6,334,584
                                             --------------------  -------------------
          Net investment income (loss).....               195,805            3,947,979
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,606,882           55,252,534
      Realized gains (losses) on sale of
        investments........................               201,756            7,004,028
                                             --------------------  -------------------
          Net realized gains (losses)......             2,808,638           62,256,562
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             4,650,353           38,797,604
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,458,991          101,054,166
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,654,796  $       105,002,145
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                       BHFTI VICTORY          BHFTI WELLS         BHFTI WESTERN
                                              BHFTI T. ROWE PRICE        SYCAMORE         CAPITAL MANAGEMENT    ASSET MANAGEMENT
                                                MID CAP GROWTH         MID CAP VALUE         MID CAP VALUE      GOVERNMENT INCOME
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            41,896   $          1,580,280  $             88,737  $           157,262
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,025,202              1,385,058               196,115               52,695
      Administrative charges...............              189,126                339,423                32,974               15,392
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,214,328              1,724,481               229,089               68,087
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....          (1,172,432)              (144,201)             (140,352)               89,175
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,341,519              4,702,536               374,042                   --
      Realized gains (losses) on sale of
        investments........................              839,175              (706,932)             (231,355)             (22,162)
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           14,180,694              3,995,604               142,687             (22,162)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,034,785             30,306,647             3,733,429              279,950
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           20,215,479             34,302,251             3,876,116              257,788
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,043,047   $         34,158,050  $          3,735,764  $           346,963
                                             ====================  ====================  ====================  ===================

                                                    BHFTII                                                      BHFTII BLACKROCK
                                                BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                              INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           156,388   $         3,241,315  $             28,405  $           765,739
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,725               640,245               131,251              649,635
      Administrative charges...............               36,100               218,669                30,340              121,491
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              224,825               858,914               161,591              771,126
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (68,437)             2,382,401             (133,186)              (5,387)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              864,153                    --             2,163,667                   --
      Realized gains (losses) on sale of
        investments........................              363,432              (57,832)               370,840              166,387
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            1,227,585              (57,832)             2,534,507              166,387
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,653,820             5,062,698             1,121,575                9,535
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,881,405             5,004,866             3,656,082              175,922
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,812,968   $         7,387,267  $          3,522,896  $           170,535
                                             ====================  ===================  ====================  ===================

                                              BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            570,149  $         19,190,374
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               285,233             8,948,381
      Administrative charges...............                63,012             2,202,674
                                             --------------------  --------------------
        Total expenses.....................               348,245            11,151,055
                                             --------------------  --------------------
           Net investment income (loss)....               221,904             8,039,319
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               504,920            43,917,891
      Realized gains (losses) on sale of
        investments........................              (14,653)           (6,596,328)
                                             --------------------  --------------------
           Net realized gains (losses).....               490,267            37,321,563
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,609,202            71,064,077
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,099,469           108,385,640
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,321,373  $        116,424,959
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                BHFTII BRIGHTHOUSE/
                                                                                          BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE         ARTISAN            INTERNATIONAL
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE         SMALL COMPANY
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         41,268,204  $        24,788,771   $           149,243  $             43,865
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            19,869,454           16,754,071               424,265                49,647
      Administrative charges................             5,301,357            3,538,357                72,803                10,505
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................            25,170,811           20,292,428               497,068                60,152
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....            16,097,393            4,496,343             (347,825)              (16,287)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           169,336,059          143,326,021             3,559,891               387,825
      Realized gains (losses) on sale of
        investments.........................          (15,554,223)          (8,775,259)              (14,757)             (136,771)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......           153,781,836          134,550,762             3,545,134               251,054
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           179,595,157          140,096,750             2,299,097               580,856
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           333,376,993          274,647,512             5,844,231               831,910
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        349,474,386  $       279,143,855   $         5,496,406  $            815,623
                                              ====================  ====================  ===================  ====================

                                              BHFTII BRIGHTHOUSE/
                                                  WELLINGTON                                                          BHFTII
                                                  CORE EQUITY         BHFTII FRONTIER           BHFTII             LOOMIS SAYLES
                                                 OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         3,817,986  $                 --  $            287,185  $                 --
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,805,764               109,135             1,649,878               137,165
      Administrative charges................              607,604                18,777               310,643                38,892
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            3,413,368               127,912             1,960,521               176,057
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              404,618             (127,912)           (1,673,336)             (176,057)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           20,844,215             1,079,931            19,359,512             2,767,666
      Realized gains (losses) on sale of
        investments.........................            5,146,804                96,465             2,556,578               238,985
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           25,991,019             1,176,396            21,916,090             3,006,651
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           37,013,959               923,077            13,737,780               605,774
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           63,004,978             2,099,473            35,653,870             3,612,425
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        63,409,596  $          1,971,561  $         33,980,534  $          3,436,368
                                              ===================  ====================  ====================  ====================

                                                 BHFTII METLIFE        BHFTII METLIFE
                                              AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           203,395   $             79,638
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               67,081                102,674
      Administrative charges................               16,967                 17,561
                                              --------------------  --------------------
        Total expenses......................               84,048                120,235
                                              --------------------  --------------------
           Net investment income (loss).....              119,347               (40,597)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                708,973
      Realized gains (losses) on sale of
        investments.........................              (7,378)                (1,477)
                                              --------------------  --------------------
           Net realized gains (losses)......              (7,378)                707,496
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              344,110                793,643
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              336,732              1,501,139
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           456,079   $          1,460,542
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE        BHFTII MFS(R)
                                              MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX         TOTAL RETURN
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             78,675   $            52,348   $         1,069,801  $          1,718,298
                                             --------------------  ---------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                42,660                76,745               764,048               569,584
      Administrative charges...............                 8,018                13,819               136,573               191,901
                                             --------------------  ---------------------  -------------------  --------------------
        Total expenses.....................                50,678                90,564               900,621               761,485
                                             --------------------  ---------------------  -------------------  --------------------
           Net investment income (loss)....                27,997              (38,216)               169,180               956,813
                                             --------------------  ---------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,892               559,506             4,219,980             3,185,473
      Realized gains (losses) on sale of
        investments........................                10,756                 2,651             1,515,992             1,290,068
                                             --------------------  ---------------------  -------------------  --------------------
           Net realized gains (losses).....                34,648               562,157             5,735,972             4,475,541
                                             --------------------  ---------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               496,833               595,378             7,650,904             8,118,399
                                             --------------------  ---------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               531,481             1,157,535            13,386,876            12,593,940
                                             --------------------  ---------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            559,478   $         1,119,319   $        13,556,056  $         13,550,753
                                             ====================  =====================  ===================  ====================

                                                                         BHFTII                BHFTII               BHFTII
                                                                    NEUBERGER BERMAN        T. ROWE PRICE        T. ROWE PRICE
                                              BHFTII MFS(R) VALUE        GENESIS          LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          2,873,304  $            24,680  $           148,029  $              2,000
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,215,843              465,232              869,023               186,276
      Administrative charges...............               420,577               89,890              160,370                33,972
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,636,420              555,122            1,029,393               220,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,236,884            (530,442)            (881,364)             (218,248)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            11,332,995            5,544,337           10,386,153             2,187,925
      Realized gains (losses) on sale of
        investments........................             1,429,198            1,130,313              982,860               336,614
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            12,762,193            6,674,650           11,369,013             2,524,539
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            27,922,929            3,431,421            6,237,815             1,696,294
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            40,685,122           10,106,071           17,606,828             4,220,833
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         41,922,006  $         9,575,629  $        16,725,464  $          4,002,585
                                             ====================  ===================  ===================  ====================

                                                                     BHFTII WESTERN
                                                    BHFTII          ASSET MANAGEMENT
                                                 VANECK GLOBAL       STRATEGIC BOND
                                               NATURAL RESOURCES      OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            10,656  $          7,773,921
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,452             1,751,215
      Administrative charges...............                7,687               387,505
                                             -------------------  --------------------
        Total expenses.....................               30,139             2,138,720
                                             -------------------  --------------------
           Net investment income (loss)....             (19,483)             5,635,201
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................             (72,313)               503,506
                                             -------------------  --------------------
           Net realized gains (losses).....             (72,313)               503,506
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              417,893            13,673,080
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              345,580            14,176,586
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           326,097  $         19,811,787
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTII WESTERN            DWS
                                                ASSET MANAGEMENT   GOVERNMENT & AGENCY      FIDELITY(R) VIP       FIDELITY(R) VIP
                                                 U.S. GOVERNMENT     SECURITIES VIP          EQUITY-INCOME     GROWTH OPPORTUNITIES
                                                   SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           108,822  $             7,128   $             91,502  $               163
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               65,107                3,261                 64,271                1,372
      Administrative charges................               11,375                  552                 12,029                  164
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               76,482                3,813                 76,300                1,536
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               32,340                3,315                 15,202              (1,373)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                   --                345,330                9,754
      Realized gains (losses) on sale of
        investments.........................              (5,534)              (1,151)                  4,082               15,288
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              (5,534)              (1,151)                349,412               25,042
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              142,541               10,712                766,945               12,983
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              137,007                9,561              1,116,357               38,025
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           169,347  $            12,876   $          1,131,559  $            36,652
                                              ===================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON        INVESCO V.I.            PIMCO VIT           PIMCO VIT
                                                  FOREIGN VIP      INTERNATIONAL GROWTH       HIGH YIELD         LOW DURATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $           306,945  $             63,366  $           227,813  $           133,176
                                              -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              212,167                58,449               56,165               61,948
      Administrative charges................               39,648                10,898               11,423               11,813
                                              -------------------  --------------------  -------------------  -------------------
        Total expenses......................              251,815                69,347               67,588               73,761
                                              -------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               55,130               (5,981)              160,225               59,415
                                              -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              176,890               298,495                   --                   --
      Realized gains (losses) on sale of
        investments.........................             (99,750)               136,435               15,073             (24,077)
                                              -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               77,140               434,930               15,073             (24,077)
                                              -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            1,697,614               659,341              384,851               86,594
                                              -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            1,774,754             1,094,271              399,924               62,517
                                              -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,829,884  $          1,088,290  $           560,149  $           121,932
                                              ===================  ====================  ===================  ===================

                                                    PUTNAM VT             PUTNAM VT
                                                  EQUITY INCOME      SUSTAINABLE LEADERS
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            365,779  $             14,933
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               143,394                29,080
      Administrative charges................                43,169                 3,940
                                              --------------------  --------------------
        Total expenses......................               186,563                33,020
                                              --------------------  --------------------
           Net investment income (loss).....               179,216              (18,087)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,563,188               325,050
      Realized gains (losses) on sale of
        investments.........................               998,401                78,322
                                              --------------------  --------------------
           Net realized gains (losses)......             2,561,589               403,372
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,762,817               301,815
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             4,324,406               705,187
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,503,622  $            687,100
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 RUSSELL GLOBAL       RUSSELL INTERNATIONAL          RUSSELL
                                             REAL ESTATE SECURITIES     DEVELOPED MARKETS        STRATEGIC BOND
                                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                             ----------------------  ----------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................   $              18,743  $              39,799   $              74,956
                                             ----------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   4,754                 20,565                  34,586
      Administrative charges...............                     567                  2,464                   4,147
                                             ----------------------  ----------------------  ---------------------
         Total expenses....................                   5,321                 23,029                  38,733
                                             ----------------------  ----------------------  ---------------------
           Net investment income (loss)....                  13,422                 16,770                  36,223
                                             ----------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                      --                     --                  34,132
      Realized gains (losses) on sale of
         investments.......................                   1,626                (3,881)                   4,466
                                             ----------------------  ----------------------  ---------------------
           Net realized gains (losses).....                   1,626                (3,881)                  38,598
                                             ----------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  53,600                263,284                 130,168
                                             ----------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  55,226                259,403                 168,766
                                             ----------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              68,648  $             276,173   $             204,989
                                             ======================  ======================  =====================

                                                 RUSSELL U.S.           RUSSELL U.S.
                                               SMALL CAP EQUITY       STRATEGIC EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT
                                             ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $               5,093  $              55,354
                                             ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 11,896                 65,747
      Administrative charges...............                  1,424                  7,886
                                             ---------------------  ---------------------
         Total expenses....................                 13,320                 73,633
                                             ---------------------  ---------------------
           Net investment income (loss)....                (8,227)               (18,279)
                                             ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 13,199                275,159
      Realized gains (losses) on sale of
         investments.......................                  3,571                 18,379
                                             ---------------------  ---------------------
           Net realized gains (losses).....                 16,770                293,538
                                             ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                174,310              1,049,639
                                             ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                191,080              1,343,177
                                             ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             182,853  $           1,324,898
                                             =====================  =====================

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        222,164  $                     (235,619)
     Net realized gains (losses).......                        10,442,660                       11,061,257
     Change in unrealized gains
         (losses) on investments.......                        20,433,658                     (20,824,393)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        31,098,482                      (9,998,755)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           148,995                          203,202
     Net transfers (including fixed
         account)......................                       (5,061,707)                        4,320,049
     Contract charges..................                         (989,501)                        (997,897)
     Transfers for contract benefits
         and terminations..............                      (10,567,318)                     (10,832,191)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (16,469,531)                      (7,306,837)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        14,628,951                     (17,305,592)
NET ASSETS:
     Beginning of year.................                        96,855,465                      114,161,057
                                         --------------------------------  -------------------------------
     End of year.......................  $                    111,484,416  $                    96,855,465
                                         ================================  ===============================

                                                                  AMERICAN FUNDS(R)
                                                             GLOBAL SMALL CAPITALIZATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (186,235)  $                      (216,062)
     Net realized gains (losses).......                        2,366,730                         2,039,956
     Change in unrealized gains
         (losses) on investments.......                        4,559,078                       (4,636,729)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        6,739,573                       (2,812,835)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           44,630                            55,112
     Net transfers (including fixed
         account)......................                        (362,940)                           443,124
     Contract charges..................                        (244,131)                         (246,610)
     Transfers for contract benefits
         and terminations..............                      (2,515,708)                       (2,279,744)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (3,078,149)                       (2,028,118)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        3,661,424                       (4,840,953)
NET ASSETS:
     Beginning of year.................                       23,204,077                        28,045,030
                                         -------------------------------  --------------------------------
     End of year.......................  $                    26,865,501  $                     23,204,077
                                         ===============================  ================================

                                                             AMERICAN FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (212,413)  $                     (667,225)
     Net realized gains (losses).......                       18,649,908                       21,655,176
     Change in unrealized gains
         (losses) on investments.......                       16,115,309                     (20,750,894)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       34,552,804                          237,057
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          374,712                          300,336
     Net transfers (including fixed
         account)......................                      (2,199,841)                      (6,465,596)
     Contract charges..................                      (1,147,362)                      (1,189,601)
     Transfers for contract benefits
         and terminations..............                     (13,069,287)                     (13,732,726)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (16,041,778)                     (21,087,587)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       18,511,026                     (20,850,530)
NET ASSETS:
     Beginning of year.................                      122,244,250                      143,094,780
                                         -------------------------------  -------------------------------
     End of year.......................  $                   140,755,276  $                   122,244,250
                                         ===============================  ===============================

                                                                   BHFTI AB GLOBAL
                                                                 DYNAMIC ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       631,295  $                       183,994
     Net realized gains (losses).......                           870,398                          489,245
     Change in unrealized gains
         (losses) on investments.......                         2,512,629                      (2,900,362)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         4,014,322                      (2,227,123)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             1,940                           13,233
     Net transfers (including fixed
         account)......................                         (448,780)                        (218,527)
     Contract charges..................                         (292,569)                        (303,474)
     Transfers for contract benefits
         and terminations..............                       (2,016,328)                      (2,413,625)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,755,737)                      (2,922,393)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,258,585                      (5,149,516)
NET ASSETS:
     Beginning of year.................                        24,867,403                       30,016,919
                                          -------------------------------  -------------------------------
     End of year.......................   $                    26,125,988  $                    24,867,403
                                          ===============================  ===============================

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 BALANCED ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        437,206  $                     (360,284)
     Net realized gains (losses).......                        18,092,857                       16,086,207
     Change in unrealized gains
         (losses) on investments.......                        17,704,497                     (28,724,878)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        36,234,560                     (12,998,955)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           170,351                          301,909
     Net transfers (including fixed
         account)......................                         5,629,492                       10,706,093
     Contract charges..................                       (2,619,781)                      (2,698,414)
     Transfers for contract benefits
         and terminations..............                      (20,983,519)                     (23,359,222)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (17,803,457)                     (15,049,634)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        18,431,103                     (28,048,589)
NET ASSETS:
     Beginning of year.................                       212,430,647                      240,479,236
                                         --------------------------------  -------------------------------
     End of year.......................  $                    230,861,750  $                   212,430,647
                                         ================================  ===============================

                                                              BHFTI AMERICAN FUNDS(R)
                                                                 GROWTH ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       227,941   $                   (1,039,501)
     Net realized gains (losses).......                       23,511,621                        19,763,390
     Change in unrealized gains
         (losses) on investments.......                       25,268,392                      (36,801,851)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       49,007,954                      (18,077,962)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          239,455                           200,146
     Net transfers (including fixed
         account)......................                        (783,761)                         (274,462)
     Contract charges..................                      (3,061,879)                       (3,118,566)
     Transfers for contract benefits
         and terminations..............                     (22,620,880)                      (20,375,402)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (26,227,065)                      (23,568,284)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       22,780,889                      (41,646,246)
NET ASSETS:
     Beginning of year.................                      236,340,534                       277,986,780
                                         -------------------------------   -------------------------------
     End of year.......................  $                   259,121,423   $                   236,340,534
                                         ===============================   ===============================

                                                                  BHFTI AMERICAN
                                                                  FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (389,313)  $                      (409,250)
     Net realized gains (losses).......                        4,991,130                         5,798,243
     Change in unrealized gains
         (losses) on investments.......                        3,505,051                       (5,661,993)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        8,106,868                         (273,000)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           56,373                            21,871
     Net transfers (including fixed
         account)......................                          639,799                         (910,725)
     Contract charges..................                        (345,113)                         (347,509)
     Transfers for contract benefits
         and terminations..............                      (1,897,737)                       (3,762,380)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,546,678)                       (4,998,743)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,560,190                       (5,271,743)
NET ASSETS:
     Beginning of year.................                       29,243,383                        34,515,126
                                         -------------------------------  --------------------------------
     End of year.......................  $                    35,803,573  $                     29,243,383
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 MODERATE ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        399,564  $                       145,787
     Net realized gains (losses).......                         6,279,970                        6,194,811
     Change in unrealized gains
         (losses) on investments.......                         6,959,334                     (11,470,482)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        13,638,868                      (5,129,884)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            82,867                            4,437
     Net transfers (including fixed
         account)......................                         1,264,166                        1,355,243
     Contract charges..................                       (1,259,560)                      (1,255,947)
     Transfers for contract benefits
         and terminations..............                       (8,464,550)                      (8,169,044)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (8,377,077)                      (8,065,311)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         5,261,791                     (13,195,195)
NET ASSETS:
     Beginning of year.................                        98,790,377                      111,985,572
                                         --------------------------------  -------------------------------
     End of year.......................  $                    104,052,168  $                    98,790,377
                                         ================================  ===============================

                                                                      BHFTI AQR
                                                                GLOBAL RISK BALANCED
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       112,789  $                       (85,776)
     Net realized gains (losses).......                        (285,531)                           464,878
     Change in unrealized gains
         (losses) on investments.......                        1,386,506                       (1,014,578)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,213,764                         (635,476)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               799
     Net transfers (including fixed
         account)......................                        (642,842)                         (620,578)
     Contract charges..................                         (83,494)                          (92,039)
     Transfers for contract benefits
         and terminations..............                        (700,303)                         (744,249)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,426,639)                       (1,456,067)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (212,875)                       (2,091,543)
NET ASSETS:
     Beginning of year.................                        7,193,407                         9,284,950
                                         -------------------------------  --------------------------------
     End of year.......................  $                     6,980,532  $                      7,193,407
                                         ===============================  ================================

                                                              BHFTI BLACKROCK GLOBAL
                                                                TACTICAL STRATEGIES
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (466,902)  $                       168,254
     Net realized gains (losses).......                          115,803                        3,975,397
     Change in unrealized gains
         (losses) on investments.......                        9,422,932                      (8,635,951)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,071,833                      (4,492,300)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            1,883                          231,062
     Net transfers (including fixed
         account)......................                      (1,863,120)                      (1,095,183)
     Contract charges..................                        (585,709)                        (593,686)
     Transfers for contract benefits
         and terminations..............                      (3,841,023)                      (4,068,840)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (6,287,969)                      (5,526,647)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        2,783,864                     (10,018,947)
NET ASSETS:
     Beginning of year.................                       49,195,191                       59,214,138
                                         -------------------------------  -------------------------------
     End of year.......................  $                    51,979,055  $                    49,195,191
                                         ===============================  ===============================

                                                                        BHFTI
                                                                BLACKROCK HIGH YIELD
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       613,316  $                       511,291
     Net realized gains (losses).......                          (90,973)                        (159,005)
     Change in unrealized gains
         (losses) on investments.......                         1,159,698                        (939,334)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,682,041                        (587,048)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,086                           27,158
     Net transfers (including fixed
         account)......................                           249,274                          226,968
     Contract charges..................                         (101,333)                        (105,644)
     Transfers for contract benefits
         and terminations..............                         (980,136)                      (1,129,627)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (823,109)                        (981,145)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           858,932                      (1,568,193)
NET ASSETS:
     Beginning of year.................                        13,018,379                       14,586,572
                                          -------------------------------  -------------------------------
     End of year.......................   $                    13,877,311  $                    13,018,379
                                          ===============================  ===============================

                                                                        BHFTI
                                                          BRIGHTHOUSE ASSET ALLOCATION 100
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (27,962)  $                     (819,096)
     Net realized gains (losses).......                        18,892,298                       11,219,384
     Change in unrealized gains
         (losses) on investments.......                        12,440,265                     (27,128,135)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        31,304,601                     (16,727,847)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           232,790                          220,886
     Net transfers (including fixed
         account)......................                       (6,418,102)                      (1,543,029)
     Contract charges..................                         (768,984)                        (807,547)
     Transfers for contract benefits
         and terminations..............                      (13,612,833)                     (15,738,985)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (20,567,129)                     (17,868,675)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,737,472                     (34,596,522)
NET ASSETS:
     Beginning of year.................                       130,294,981                      164,891,503
                                         --------------------------------  -------------------------------
     End of year.......................  $                    141,032,453  $                   130,294,981
                                         ================================  ===============================

                                                                       BHFTI
                                                             BRIGHTHOUSE BALANCED PLUS
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,292,713   $                       874,257
     Net realized gains (losses).......                          576,598                        11,546,751
     Change in unrealized gains
         (losses) on investments.......                       23,064,480                      (23,167,440)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       24,933,791                      (10,746,432)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           49,434                           302,619
     Net transfers (including fixed
         account)......................                        (388,914)                         1,030,999
     Contract charges..................                      (1,272,175)                       (1,303,658)
     Transfers for contract benefits
         and terminations..............                     (10,898,424)                       (8,541,483)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (12,510,079)                       (8,511,523)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       12,423,712                      (19,257,955)
NET ASSETS:
     Beginning of year.................                      116,512,104                       135,770,059
                                         -------------------------------   -------------------------------
     End of year.......................  $                   128,935,816   $                   116,512,104
                                         ===============================   ===============================

                                                                       BHFTI
                                                            BRIGHTHOUSE SMALL CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (310,402)  $                      (318,335)
     Net realized gains (losses).......                        3,448,261                         3,055,804
     Change in unrealized gains
         (losses) on investments.......                        6,620,373                      (11,138,955)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,758,232                       (8,401,486)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           60,939                            40,377
     Net transfers (including fixed
         account)......................                      (6,532,259)                         7,061,253
     Contract charges..................                        (203,040)                         (216,341)
     Transfers for contract benefits
         and terminations..............                      (3,546,325)                       (4,304,421)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (10,220,685)                         2,580,868
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (462,453)                       (5,820,618)
NET ASSETS:
     Beginning of year.................                       40,807,551                        46,628,169
                                         -------------------------------  --------------------------------
     End of year.......................  $                    40,345,098  $                     40,807,551
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                             BHFTI BRIGHTHOUSE/ABERDEEN
                                                               EMERGING MARKETS EQUITY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        118,340  $                       531,967
     Net realized gains (losses).......                           125,764                          166,247
     Change in unrealized gains
         (losses) on investments.......                         7,135,098                      (7,351,401)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,379,202                      (6,653,187)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            81,092                          128,701
     Net transfers (including fixed
         account)......................                         4,820,336                        3,048,991
     Contract charges..................                         (290,512)                        (294,837)
     Transfers for contract benefits
         and terminations..............                       (3,236,712)                      (3,181,195)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         1,374,204                        (298,340)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         8,753,406                      (6,951,527)
NET ASSETS:
     Beginning of year.................                        37,677,246                       44,628,773
                                         --------------------------------  -------------------------------
     End of year.......................  $                     46,430,652  $                    37,677,246
                                         ================================  ===============================

                                                               BHFTI BRIGHTHOUSE/EATON
                                                                 VANCE FLOATING RATE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        80,909  $                         56,152
     Net realized gains (losses).......                         (15,394)                             2,772
     Change in unrealized gains
         (losses) on investments.......                           80,625                          (99,780)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          146,140                          (40,856)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           21,000                                --
     Net transfers (including fixed
         account)......................                        (338,471)                           112,841
     Contract charges..................                         (17,627)                          (18,490)
     Transfers for contract benefits
         and terminations..............                        (500,399)                         (252,913)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (835,497)                         (158,562)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (689,357)                         (199,418)
NET ASSETS:
     Beginning of year.................                        3,116,808                         3,316,226
                                         -------------------------------  --------------------------------
     End of year.......................  $                     2,427,451  $                      3,116,808
                                         ===============================  ================================

                                                            BHFTI BRIGHTHOUSE/FRANKLIN
                                                             LOW DURATION TOTAL RETURN
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       651,508  $                       210,616
     Net realized gains (losses).......                        (110,362)                        (153,540)
     Change in unrealized gains
         (losses) on investments.......                          461,242                        (257,192)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,002,388                        (200,116)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           44,737                           43,681
     Net transfers (including fixed
         account)......................                        1,797,711                        1,098,584
     Contract charges..................                        (256,217)                        (269,130)
     Transfers for contract benefits
         and terminations..............                      (2,771,761)                      (2,546,826)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,185,530)                      (1,673,691)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        (183,142)                      (1,873,807)
NET ASSETS:
     Beginning of year.................                       29,105,462                       30,979,269
                                         -------------------------------  -------------------------------
     End of year.......................  $                    28,922,320  $                    29,105,462
                                         ===============================  ===============================

                                                             BHFTI BRIGHTHOUSE/TEMPLETON
                                                                 INTERNATIONAL BOND
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       315,071  $                      (43,367)
     Net realized gains (losses).......                          (52,387)                         (73,205)
     Change in unrealized gains
         (losses) on investments.......                         (244,729)                          120,397
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            17,955                            3,825
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             2,741                           45,951
     Net transfers (including fixed
         account)......................                           442,175                           73,628
     Contract charges..................                          (47,833)                         (54,100)
     Transfers for contract benefits
         and terminations..............                         (418,863)                        (369,403)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (21,780)                        (303,924)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           (3,825)                        (300,099)
NET ASSETS:
     Beginning of year.................                         4,378,565                        4,678,664
                                          -------------------------------  -------------------------------
     End of year.......................   $                     4,374,740  $                     4,378,565
                                          ===============================  ===============================

                                                            BHFTI BRIGHTHOUSE/WELLINGTON
                                                                 LARGE CAP RESEARCH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                          2,994  $                       (4,699)
     Net realized gains (losses).......                         1,203,996                        1,528,458
     Change in unrealized gains
         (losses) on investments.......                           896,776                      (1,998,959)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         2,103,766                        (475,200)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               321                           22,397
     Net transfers (including fixed
         account)......................                          (91,523)                        (528,224)
     Contract charges..................                          (67,513)                         (72,807)
     Transfers for contract benefits
         and terminations..............                         (951,438)                        (670,559)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,110,153)                      (1,249,193)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           993,613                      (1,724,393)
NET ASSETS:
     Beginning of year.................                         7,274,536                        8,998,929
                                         --------------------------------  -------------------------------
     End of year.......................  $                      8,268,149  $                     7,274,536
                                         ================================  ===============================

                                                                       BHFTI
                                                            CLARION GLOBAL REAL ESTATE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       442,949   $                     1,289,838
     Net realized gains (losses).......                          118,012                          (96,772)
     Change in unrealized gains
         (losses) on investments.......                        5,176,766                       (4,201,536)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        5,737,727                       (3,008,470)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           59,683                            99,400
     Net transfers (including fixed
         account)......................                      (1,505,381)                           437,841
     Contract charges..................                        (135,973)                         (138,800)
     Transfers for contract benefits
         and terminations..............                      (2,681,029)                       (2,778,652)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,262,700)                       (2,380,211)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        1,475,027                       (5,388,681)
NET ASSETS:
     Beginning of year.................                       26,223,540                        31,612,221
                                         -------------------------------   -------------------------------
     End of year.......................  $                    27,698,567   $                    26,223,540
                                         ===============================   ===============================

                                                                       BHFTI
                                                           HARRIS OAKMARK INTERNATIONAL
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       234,239  $                          6,044
     Net realized gains (losses).......                        2,879,512                         2,616,904
     Change in unrealized gains
         (losses) on investments.......                        6,141,389                      (18,099,565)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,255,140                      (15,476,617)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           65,677                            48,900
     Net transfers (including fixed
         account)......................                        (238,689)                       (4,298,209)
     Contract charges..................                        (274,701)                         (294,605)
     Transfers for contract benefits
         and terminations..............                      (3,830,365)                       (4,518,371)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,278,078)                       (9,062,285)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        4,977,062                      (24,538,902)
NET ASSETS:
     Beginning of year.................                       42,848,687                        67,387,589
                                         -------------------------------  --------------------------------
     End of year.......................  $                    47,825,749  $                     42,848,687
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                          INVESCO BALANCED-RISK ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (166,375)  $                      (33,561)
     Net realized gains (losses).......                         (142,862)                          913,979
     Change in unrealized gains
         (losses) on investments.......                         1,879,312                      (1,946,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,570,075                      (1,066,240)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                          (68,249)                      (1,192,093)
     Contract charges..................                         (128,481)                        (137,637)
     Transfers for contract benefits
         and terminations..............                       (1,070,568)                      (1,653,296)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,267,298)                      (2,983,026)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           302,777                      (4,049,266)
NET ASSETS:
     Beginning of year.................                        12,151,873                       16,201,139
                                         --------------------------------  -------------------------------
     End of year.......................  $                     12,454,650  $                    12,151,873
                                         ================================  ===============================

                                                                        BHFTI
                                                                  INVESCO COMSTOCK
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,048,231  $                      (484,163)
     Net realized gains (losses).......                       14,169,287                        12,695,473
     Change in unrealized gains
         (losses) on investments.......                        5,820,196                      (25,810,887)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       21,037,714                      (13,599,577)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          177,314                           377,498
     Net transfers (including fixed
         account)......................                        (497,400)                       (1,299,296)
     Contract charges..................                        (657,961)                         (687,561)
     Transfers for contract benefits
         and terminations..............                      (8,733,723)                      (10,690,557)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (9,711,770)                      (12,299,916)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       11,325,944                      (25,899,493)
NET ASSETS:
     Beginning of year.................                       92,001,894                       117,901,387
                                         -------------------------------  --------------------------------
     End of year.......................  $                   103,327,838  $                     92,001,894
                                         ===============================  ================================

                                                                       BHFTI
                                                               INVESCO GLOBAL EQUITY
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (69,617)  $                        14,086
     Net realized gains (losses).......                        6,536,849                        5,959,889
     Change in unrealized gains
         (losses) on investments.......                        4,551,067                     (12,041,515)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       11,018,299                      (6,067,540)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           63,068                          169,688
     Net transfers (including fixed
         account)......................                      (1,293,719)                          970,548
     Contract charges..................                        (263,812)                        (274,466)
     Transfers for contract benefits
         and terminations..............                      (4,453,021)                      (4,445,875)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (5,947,484)                      (3,580,105)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        5,070,815                      (9,647,645)
NET ASSETS:
     Beginning of year.................                       38,203,264                       47,850,909
                                         -------------------------------  -------------------------------
     End of year.......................  $                    43,274,079  $                    38,203,264
                                         ===============================  ===============================

                                                                        BHFTI
                                                              INVESCO SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (735,269)  $                     (816,444)
     Net realized gains (losses).......                         7,238,240                        6,865,047
     Change in unrealized gains
         (losses) on investments.......                         2,484,216                     (10,470,712)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         8,987,187                      (4,422,109)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           109,508                          106,688
     Net transfers (including fixed
         account)......................                            44,152                        (975,932)
     Contract charges..................                         (207,417)                        (220,824)
     Transfers for contract benefits
         and terminations..............                       (3,688,020)                      (4,839,427)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (3,741,777)                      (5,929,495)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         5,245,410                     (10,351,604)
NET ASSETS:
     Beginning of year.................                        40,865,431                       51,217,035
                                          -------------------------------  -------------------------------
     End of year.......................   $                    46,110,841  $                    40,865,431
                                          ===============================  ===============================

                                                                        BHFTI
                                                                 JPMORGAN CORE BOND
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        378,701  $                       156,053
     Net realized gains (losses).......                          (25,104)                        (148,792)
     Change in unrealized gains
         (losses) on investments.......                           466,519                        (270,494)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           820,116                        (263,233)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            19,153                            5,042
     Net transfers (including fixed
         account)......................                         1,099,578                      (1,114,505)
     Contract charges..................                         (162,310)                        (165,016)
     Transfers for contract benefits
         and terminations..............                         (953,218)                        (966,852)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                             3,203                      (2,241,331)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           823,319                      (2,504,564)
NET ASSETS:
     Beginning of year.................                        12,812,203                       15,316,767
                                         --------------------------------  -------------------------------
     End of year.......................  $                     13,635,522  $                    12,812,203
                                         ================================  ===============================

                                                                       BHFTI
                                                         JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       234,417   $                        66,091
     Net realized gains (losses).......                           78,446                           935,414
     Change in unrealized gains
         (losses) on investments.......                        1,866,064                       (2,388,550)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        2,178,927                       (1,387,045)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                            79,330
     Net transfers (including fixed
         account)......................                        (513,958)                           978,724
     Contract charges..................                        (165,786)                         (168,922)
     Transfers for contract benefits
         and terminations..............                      (1,087,490)                       (1,233,942)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,767,234)                         (344,810)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          411,693                       (1,731,855)
NET ASSETS:
     Beginning of year.................                       14,727,446                        16,459,301
                                         -------------------------------   -------------------------------
     End of year.......................  $                    15,139,139   $                    14,727,446
                                         ===============================   ===============================

                                                                       BHFTI
                                                             JPMORGAN SMALL CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        17,365  $                         14,326
     Net realized gains (losses).......                          838,066                           741,418
     Change in unrealized gains
         (losses) on investments.......                          471,798                       (1,977,502)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,327,229                       (1,221,758)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            3,332                            12,486
     Net transfers (including fixed
         account)......................                          413,042                         (127,403)
     Contract charges..................                         (70,334)                          (71,742)
     Transfers for contract benefits
         and terminations..............                        (580,966)                         (720,418)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (234,926)                         (907,077)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,092,303                       (2,128,835)
NET ASSETS:
     Beginning of year.................                        7,275,032                         9,403,867
                                         -------------------------------  --------------------------------
     End of year.......................  $                     8,367,335  $                      7,275,032
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                           LOOMIS SAYLES GLOBAL ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (19,166)  $                        25,751
     Net realized gains (losses).......                         1,449,121                        1,177,620
     Change in unrealized gains
         (losses) on investments.......                         1,374,049                      (2,055,013)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         2,804,004                        (851,642)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,757                           45,823
     Net transfers (including fixed
         account)......................                         (279,478)                          217,524
     Contract charges..................                         (126,362)                        (123,999)
     Transfers for contract benefits
         and terminations..............                         (999,795)                        (812,869)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,395,878)                        (673,521)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,408,126                      (1,525,163)
NET ASSETS:
     Beginning of year.................                        11,535,397                       13,060,560
                                         --------------------------------  -------------------------------
     End of year.......................  $                     12,943,523  $                    11,535,397
                                         ================================  ===============================

                                                                        BHFTI
                                                                LOOMIS SAYLES GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (553,117)  $                      (827,638)
     Net realized gains (losses).......                       14,138,720                         9,568,944
     Change in unrealized gains
         (losses) on investments.......                        1,322,211                      (14,965,354)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       14,907,814                       (6,224,048)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          246,291                           205,498
     Net transfers (including fixed
         account)......................                      (1,189,705)                       (1,536,254)
     Contract charges..................                        (337,067)                         (372,900)
     Transfers for contract benefits
         and terminations..............                      (6,705,049)                       (7,377,269)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (7,985,530)                       (9,080,925)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,922,284                      (15,304,973)
NET ASSETS:
     Beginning of year.................                       71,866,591                        87,171,564
                                         -------------------------------  --------------------------------
     End of year.......................  $                    78,788,875  $                     71,866,591
                                         ===============================  ================================

                                                                       BHFTI
                                                         METLIFE MULTI-INDEX TARGETED RISK
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        66,852  $                        27,027
     Net realized gains (losses).......                            7,078                          701,826
     Change in unrealized gains
         (losses) on investments.......                        1,773,859                      (1,728,635)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,847,789                        (999,782)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               --
     Net transfers (including fixed
         account)......................                           12,789                        (493,067)
     Contract charges..................                        (113,334)                        (123,665)
     Transfers for contract benefits
         and terminations..............                      (1,046,944)                        (928,191)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,147,489)                      (1,544,923)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          700,300                      (2,544,705)
NET ASSETS:
     Beginning of year.................                        9,817,871                       12,362,576
                                         -------------------------------  -------------------------------
     End of year.......................  $                    10,518,171  $                     9,817,871
                                         ===============================  ===============================

                                                                        BHFTI
                                                            MFS(R) RESEARCH INTERNATIONAL
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                        60,270  $                       672,863
     Net realized gains (losses).......                         5,066,488                        1,027,853
     Change in unrealized gains
         (losses) on investments.......                        17,201,863                     (17,230,911)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        22,328,621                     (15,530,195)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           320,597                          261,540
     Net transfers (including fixed
         account)......................                         (883,579)                        1,513,188
     Contract charges..................                         (412,260)                        (427,790)
     Transfers for contract benefits
         and terminations..............                       (8,426,372)                      (9,131,638)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (9,401,614)                      (7,784,700)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        12,927,007                     (23,314,895)
NET ASSETS:
     Beginning of year.................                        87,005,436                      110,320,331
                                          -------------------------------  -------------------------------
     End of year.......................   $                    99,932,443  $                    87,005,436
                                          ===============================  ===============================

                                                                        BHFTI
                                                              MORGAN STANLEY DISCOVERY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (715,171)  $                     (668,963)
     Net realized gains (losses).......                        17,881,821                       17,076,684
     Change in unrealized gains
         (losses) on investments.......                         3,696,774                     (10,506,566)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        20,863,424                        5,901,155
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           217,069                          117,849
     Net transfers (including fixed
         account)......................                       (2,846,603)                      (3,795,240)
     Contract charges..................                         (310,338)                        (303,138)
     Transfers for contract benefits
         and terminations..............                       (7,491,553)                      (5,193,493)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (10,431,425)                      (9,174,022)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,431,999                      (3,272,867)
NET ASSETS:
     Beginning of year.................                        55,045,283                       58,318,150
                                         --------------------------------  -------------------------------
     End of year.......................  $                     65,477,282  $                    55,045,283
                                         ================================  ===============================

                                                                       BHFTI
                                                         PANAGORA GLOBAL DIVERSIFIED RISK
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        11,004   $                      (14,531)
     Net realized gains (losses).......                            3,798                            45,870
     Change in unrealized gains
         (losses) on investments.......                          101,457                         (129,454)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          116,259                          (98,115)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              197                                --
     Net transfers (including fixed
         account)......................                          147,736                         (313,168)
     Contract charges..................                          (7,296)                           (9,509)
     Transfers for contract benefits
         and terminations..............                         (35,937)                         (159,878)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          104,700                         (482,555)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          220,959                         (580,670)
NET ASSETS:
     Beginning of year.................                          571,634                         1,152,304
                                         -------------------------------   -------------------------------
     End of year.......................  $                       792,593   $                       571,634
                                         ===============================   ===============================

                                                                       BHFTI
                                                          PIMCO INFLATION PROTECTED BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,541,717  $                        263,350
     Net realized gains (losses).......                        (752,019)                       (1,078,708)
     Change in unrealized gains
         (losses) on investments.......                        4,010,892                       (2,039,581)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        4,800,590                       (2,854,939)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          133,028                           183,509
     Net transfers (including fixed
         account)......................                        1,235,532                           781,294
     Contract charges..................                        (629,767)                         (664,796)
     Transfers for contract benefits
         and terminations..............                      (6,494,787)                       (7,341,801)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (5,755,994)                       (7,041,794)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (955,404)                       (9,896,733)
NET ASSETS:
     Beginning of year.................                       71,198,525                        81,095,258
                                         -------------------------------  --------------------------------
     End of year.......................  $                    70,243,121  $                     71,198,525
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                                 PIMCO TOTAL RETURN
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      5,992,757  $                       739,150
     Net realized gains (losses).......                            67,209                      (1,768,364)
     Change in unrealized gains
         (losses) on investments.......                        18,166,723                      (4,500,654)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        24,226,689                      (5,529,868)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           868,255                          776,678
     Net transfers (including fixed
         account)......................                         5,973,368                        5,154,318
     Contract charges..................                       (2,740,784)                      (2,876,161)
     Transfers for contract benefits
         and terminations..............                      (33,790,872)                     (35,275,953)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (29,690,033)                     (32,221,118)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (5,463,344)                     (37,750,986)
NET ASSETS:
     Beginning of year.................                       345,106,971                      382,857,957
                                         --------------------------------  -------------------------------
     End of year.......................  $                    339,643,627  $                   345,106,971
                                         ================================  ===============================

                                                                        BHFTI
                                                            SCHRODERS GLOBAL MULTI-ASSET
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        22,822  $                         31,582
     Net realized gains (losses).......                          107,404                           656,154
     Change in unrealized gains
         (losses) on investments.......                        1,707,214                       (1,729,866)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,837,440                       (1,042,130)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           16,383                             4,773
     Net transfers (including fixed
         account)......................                      (1,096,429)                         3,959,806
     Contract charges..................                        (117,394)                         (111,538)
     Transfers for contract benefits
         and terminations..............                        (907,494)                         (723,840)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,104,934)                         3,129,201
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (267,494)                         2,087,071
NET ASSETS:
     Beginning of year.................                        9,950,446                         7,863,375
                                         -------------------------------  --------------------------------
     End of year.......................  $                     9,682,952  $                      9,950,446
                                         ===============================  ================================

                                                                       BHFTI
                                                            SSGA GROWTH AND INCOME ETF
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,421,768  $                     1,539,874
     Net realized gains (losses).......                        6,641,381                        7,370,486
     Change in unrealized gains
         (losses) on investments.......                       12,172,573                     (18,498,688)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       20,235,722                      (9,588,328)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          163,830                          530,569
     Net transfers (including fixed
         account)......................                      (1,081,577)                      (3,079,967)
     Contract charges..................                      (1,243,416)                      (1,295,371)
     Transfers for contract benefits
         and terminations..............                     (10,243,663)                     (12,622,965)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (12,404,826)                     (16,467,734)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        7,830,896                     (26,056,062)
NET ASSETS:
     Beginning of year.................                      115,618,512                      141,674,574
                                         -------------------------------  -------------------------------
     End of year.......................  $                   123,449,408  $                   115,618,512
                                         ===============================  ===============================

                                                                        BHFTI
                                                                   SSGA GROWTH ETF
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       195,805  $                       250,938
     Net realized gains (losses).......                         2,808,638                        3,262,521
     Change in unrealized gains
         (losses) on investments.......                         4,650,353                      (7,832,247)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,654,796                      (4,318,788)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           112,422                           51,099
     Net transfers (including fixed
         account)......................                       (1,106,801)                        (192,127)
     Contract charges..................                         (420,215)                        (433,181)
     Transfers for contract benefits
         and terminations..............                       (1,927,624)                      (4,634,398)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (3,342,218)                      (5,208,607)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         4,312,578                      (9,527,395)
NET ASSETS:
     Beginning of year.................                        38,512,802                       48,040,197
                                          -------------------------------  -------------------------------
     End of year.......................   $                    42,825,380  $                    38,512,802
                                          ===============================  ===============================

                                                                        BHFTI
                                                            T. ROWE PRICE LARGE CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      3,947,979  $                     2,713,469
     Net realized gains (losses).......                        62,256,562                       63,527,110
     Change in unrealized gains
         (losses) on investments.......                        38,797,604                    (116,815,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       105,002,145                     (50,575,079)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                         1,127,282                        1,743,420
     Net transfers (including fixed
         account)......................                       (4,369,650)                      (7,187,114)
     Contract charges..................                       (1,539,159)                      (1,615,917)
     Transfers for contract benefits
         and terminations..............                      (49,344,823)                     (53,380,622)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (54,126,350)                     (60,440,233)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        50,875,795                    (111,015,312)
NET ASSETS:
     Beginning of year.................                       440,696,268                      551,711,580
                                         --------------------------------  -------------------------------
     End of year.......................  $                    491,572,063  $                   440,696,268
                                         ================================  ===============================

                                                                       BHFTI
                                                           T. ROWE PRICE MID CAP GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                   (1,172,432)   $                   (1,259,454)
     Net realized gains (losses).......                       14,180,694                        12,849,217
     Change in unrealized gains
         (losses) on investments.......                        6,034,785                      (13,759,207)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       19,043,047                       (2,169,444)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           32,885                            69,420
     Net transfers (including fixed
         account)......................                      (2,617,647)                       (1,974,732)
     Contract charges..................                        (394,664)                         (399,112)
     Transfers for contract benefits
         and terminations..............                      (6,949,674)                       (7,388,244)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (9,929,100)                       (9,692,668)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        9,113,947                      (11,862,112)
NET ASSETS:
     Beginning of year.................                       68,259,824                        80,121,936
                                         -------------------------------   -------------------------------
     End of year.......................  $                    77,373,771   $                    68,259,824
                                         ===============================   ===============================

                                                                       BHFTI
                                                          VICTORY SYCAMORE MID CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (144,201)  $                      (969,976)
     Net realized gains (losses).......                        3,995,604                        27,890,618
     Change in unrealized gains
         (losses) on investments.......                       30,306,647                      (42,986,719)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       34,158,050                      (16,066,077)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          225,113                           503,193
     Net transfers (including fixed
         account)......................                      (1,752,715)                       (1,661,020)
     Contract charges..................                        (654,799)                         (684,886)
     Transfers for contract benefits
         and terminations..............                     (14,016,930)                      (15,154,446)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (16,199,331)                      (16,997,159)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       17,958,719                      (33,063,236)
NET ASSETS:
     Beginning of year.................                      129,345,097                       162,408,333
                                         -------------------------------  --------------------------------
     End of year.......................  $                   147,303,816  $                    129,345,097
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                 BHFTI WELLS CAPITAL
                                                              MANAGEMENT MID CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (140,352)  $                     (110,536)
     Net realized gains (losses).......                           142,687                        1,030,218
     Change in unrealized gains
         (losses) on investments.......                         3,733,429                      (3,035,789)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         3,735,764                      (2,116,107)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            23,102                           47,609
     Net transfers (including fixed
         account)......................                         (807,727)                        (438,861)
     Contract charges..................                          (62,908)                         (69,169)
     Transfers for contract benefits
         and terminations..............                       (1,127,099)                      (1,404,360)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,974,632)                      (1,864,781)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,761,132                      (3,980,888)
NET ASSETS:
     Beginning of year.................                        11,966,363                       15,947,251
                                         --------------------------------  -------------------------------
     End of year.......................  $                     13,727,495  $                    11,966,363
                                         ================================  ===============================

                                                           BHFTI WESTERN ASSET MANAGEMENT
                                                                  GOVERNMENT INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        89,175  $                         97,224
     Net realized gains (losses).......                         (22,162)                          (37,956)
     Change in unrealized gains
         (losses) on investments.......                          279,950                         (115,648)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          346,963                          (56,380)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              180                            11,742
     Net transfers (including fixed
         account)......................                        1,531,064                           852,531
     Contract charges..................                         (66,664)                          (56,068)
     Transfers for contract benefits
         and terminations..............                        (849,680)                         (326,131)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          614,900                           482,074
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          961,863                           425,694
NET ASSETS:
     Beginning of year.................                        5,938,080                         5,512,386
                                         -------------------------------  --------------------------------
     End of year.......................  $                     6,899,943  $                      5,938,080
                                         ===============================  ================================

                                                                      BHFTII
                                                        BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (68,437)  $                      (97,929)
     Net realized gains (losses).......                        1,227,585                          374,443
     Change in unrealized gains
         (losses) on investments.......                        2,653,820                      (3,231,051)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        3,812,968                      (2,954,537)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            7,348                            6,039
     Net transfers (including fixed
         account)......................                        (511,037)                          971,878
     Contract charges..................                        (154,574)                        (156,353)
     Transfers for contract benefits
         and terminations..............                        (967,907)                      (1,297,026)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,626,170)                        (475,462)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        2,186,798                      (3,429,999)
NET ASSETS:
     Beginning of year.................                       13,116,579                       16,546,578
                                         -------------------------------  -------------------------------
     End of year.......................  $                    15,303,377  $                    13,116,579
                                         ===============================  ===============================

                                                                       BHFTII
                                                                BLACKROCK BOND INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     2,382,401  $                     2,077,454
     Net realized gains (losses).......                          (57,832)                        (418,050)
     Change in unrealized gains
         (losses) on investments.......                         5,062,698                      (3,210,709)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,387,267                      (1,551,305)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           135,899                          195,621
     Net transfers (including fixed
         account)......................                         4,488,773                        3,370,058
     Contract charges..................                         (751,068)                        (766,068)
     Transfers for contract benefits
         and terminations..............                       (8,414,260)                      (8,831,783)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (4,540,656)                      (6,032,172)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         2,846,611                      (7,583,477)
NET ASSETS:
     Beginning of year.................                        88,430,582                       96,014,059
                                          -------------------------------  -------------------------------
     End of year.......................   $                    91,277,193  $                    88,430,582
                                          ===============================  ===============================

                                                                       BHFTII
                                                           BLACKROCK CAPITAL APPRECIATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (133,186)  $                     (135,923)
     Net realized gains (losses).......                         2,534,507                        2,187,595
     Change in unrealized gains
         (losses) on investments.......                         1,121,575                      (1,906,829)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         3,522,896                          144,843
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             4,623                            3,303
     Net transfers (including fixed
         account)......................                         1,032,758                          728,135
     Contract charges..................                          (60,214)                         (50,605)
     Transfers for contract benefits
         and terminations..............                       (1,013,289)                        (949,386)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (36,122)                        (268,553)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,486,774                        (123,710)
NET ASSETS:
     Beginning of year.................                        11,432,231                       11,555,941
                                         --------------------------------  -------------------------------
     End of year.......................  $                     14,919,005  $                    11,432,231
                                         ================================  ===============================

                                                                      BHFTII
                                                          BLACKROCK ULTRA-SHORT TERM BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (5,387)   $                     (407,311)
     Net realized gains (losses).......                          166,387                           110,197
     Change in unrealized gains
         (losses) on investments.......                            9,535                           297,210
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          170,535                                96
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          202,453                           357,775
     Net transfers (including fixed
         account)......................                        7,147,138                         4,366,687
     Contract charges..................                        (467,092)                         (487,997)
     Transfers for contract benefits
         and terminations..............                      (9,855,722)                       (7,029,607)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,973,223)                       (2,793,142)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                      (2,802,688)                       (2,793,046)
NET ASSETS:
     Beginning of year.................                       51,886,956                        54,680,002
                                         -------------------------------   -------------------------------
     End of year.......................  $                    49,084,268   $                    51,886,956
                                         ===============================   ===============================

                                                                      BHFTII
                                                          BRIGHTHOUSE ASSET ALLOCATION 20
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       221,904  $                        201,196
     Net realized gains (losses).......                          490,267                            90,848
     Change in unrealized gains
         (losses) on investments.......                        1,609,202                       (1,135,221)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        2,321,373                         (843,177)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           10,827                            93,168
     Net transfers (including fixed
         account)......................                        7,225,287                         5,629,603
     Contract charges..................                        (225,560)                         (199,545)
     Transfers for contract benefits
         and terminations..............                      (2,494,582)                       (1,932,285)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        4,515,972                         3,590,941
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,837,345                         2,747,764
NET ASSETS:
     Beginning of year.................                       20,617,259                        17,869,495
                                         -------------------------------  --------------------------------
     End of year.......................  $                    27,454,604  $                     20,617,259
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                       BHFTII
                                                           BRIGHTHOUSE ASSET ALLOCATION 40
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      8,039,319  $                     6,864,690
     Net realized gains (losses).......                        37,321,563                       23,181,509
     Change in unrealized gains
         (losses) on investments.......                        71,064,077                     (82,271,659)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       116,424,959                     (52,225,460)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                         1,863,415                        1,800,195
     Net transfers (including fixed
         account)......................                       (1,113,203)                     (16,297,526)
     Contract charges..................                       (8,310,227)                      (8,698,899)
     Transfers for contract benefits
         and terminations..............                      (88,249,811)                     (90,313,966)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (95,809,826)                    (113,510,196)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        20,615,133                    (165,735,656)
NET ASSETS:
     Beginning of year.................                       859,734,021                    1,025,469,677
                                         --------------------------------  -------------------------------
     End of year.......................  $                    880,349,154  $                   859,734,021
                                         ================================  ===============================

                                                                       BHFTII
                                                           BRIGHTHOUSE ASSET ALLOCATION 60
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                    16,097,393  $                     10,113,632
     Net realized gains (losses).......                      153,781,836                        80,662,099
     Change in unrealized gains
         (losses) on investments.......                      179,595,157                     (249,155,678)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      349,474,386                     (158,379,947)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                        3,412,136                         5,833,309
     Net transfers (including fixed
         account)......................                      (9,015,103)                      (14,784,107)
     Contract charges..................                     (20,203,850)                      (20,943,916)
     Transfers for contract benefits
         and terminations..............                    (194,758,417)                     (211,434,701)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                    (220,565,234)                     (241,329,415)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      128,909,152                     (399,709,362)
NET ASSETS:
     Beginning of year.................                    2,023,222,759                     2,422,932,121
                                         -------------------------------  --------------------------------
     End of year.......................  $                 2,152,131,911  $                  2,023,222,759
                                         ===============================  ================================

                                                                      BHFTII
                                                          BRIGHTHOUSE ASSET ALLOCATION 80
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     4,496,343  $                   (2,108,521)
     Net realized gains (losses).......                      134,550,762                       70,772,095
     Change in unrealized gains
         (losses) on investments.......                      140,096,750                    (206,001,775)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      279,143,855                    (137,338,201)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                        2,136,884                        2,624,584
     Net transfers (including fixed
         account)......................                     (23,517,100)                     (12,628,972)
     Contract charges..................                     (13,264,027)                     (13,740,712)
     Transfers for contract benefits
         and terminations..............                    (126,854,581)                    (134,530,775)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                    (161,498,824)                    (158,275,875)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      117,645,031                    (295,614,076)
NET ASSETS:
     Beginning of year.................                    1,328,960,478                    1,624,574,554
                                         -------------------------------  -------------------------------
     End of year.......................  $                 1,446,605,509  $                 1,328,960,478
                                         ===============================  ===============================

                                                                       BHFTII
                                                          BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (347,825)  $                     (432,496)
     Net realized gains (losses).......                         3,545,134                        2,231,005
     Change in unrealized gains
         (losses) on investments.......                         2,299,097                      (6,431,339)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         5,496,406                      (4,632,830)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            38,077                           24,565
     Net transfers (including fixed
         account)......................                           156,216                           48,649
     Contract charges..................                         (143,001)                        (150,794)
     Transfers for contract benefits
         and terminations..............                       (2,529,889)                      (3,313,703)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,478,597)                      (3,391,283)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,017,809                      (8,024,113)
NET ASSETS:
     Beginning of year.................                        26,368,120                       34,392,233
                                          -------------------------------  -------------------------------
     End of year.......................   $                    29,385,929  $                    26,368,120
                                          ===============================  ===============================

                                                           BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                             INTERNATIONAL SMALL COMPANY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (16,287)  $                        53,742
     Net realized gains (losses).......                           251,054                          334,619
     Change in unrealized gains
         (losses) on investments.......                           580,856                      (1,508,545)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           815,623                      (1,120,184)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               760                            2,238
     Net transfers (including fixed
         account)......................                            14,319                          754,721
     Contract charges..................                          (32,225)                         (37,893)
     Transfers for contract benefits
         and terminations..............                         (455,204)                        (379,321)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (472,350)                          339,745
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           343,273                        (780,439)
NET ASSETS:
     Beginning of year.................                         4,045,572                        4,826,011
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,388,845  $                     4,045,572
                                         ================================  ===============================

                                                           BHFTII BRIGHTHOUSE/WELLINGTON
                                                             CORE EQUITY OPPORTUNITIES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       404,618   $                       725,358
     Net realized gains (losses).......                       25,991,019                        17,647,476
     Change in unrealized gains
         (losses) on investments.......                       37,013,959                      (21,054,241)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       63,409,596                       (2,681,407)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          362,336                           406,827
     Net transfers (including fixed
         account)......................                      (8,546,507)                       (8,183,883)
     Contract charges..................                      (1,164,461)                       (1,177,817)
     Transfers for contract benefits
         and terminations..............                     (24,656,812)                      (24,830,947)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (34,005,444)                      (33,785,820)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       29,404,152                      (36,467,227)
NET ASSETS:
     Beginning of year.................                      229,409,483                       265,876,710
                                         -------------------------------   -------------------------------
     End of year.......................  $                   258,813,635   $                   229,409,483
                                         ===============================   ===============================

                                                          BHFTII FRONTIER MID CAP GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (127,912)  $                      (135,547)
     Net realized gains (losses).......                        1,176,396                         1,106,994
     Change in unrealized gains
         (losses) on investments.......                          923,077                       (1,478,496)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,971,561                         (507,049)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           18,908                             5,076
     Net transfers (including fixed
         account)......................                        (381,090)                          (47,309)
     Contract charges..................                         (45,871)                          (46,840)
     Transfers for contract benefits
         and terminations..............                        (567,824)                         (795,738)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (975,877)                         (884,811)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          995,684                       (1,391,860)
NET ASSETS:
     Beginning of year.................                        6,735,050                         8,126,910
                                         -------------------------------  --------------------------------
     End of year.......................  $                     7,730,734  $                      6,735,050
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               BHFTII JENNISON GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                    (1,673,336)  $                   (1,883,480)
     Net realized gains (losses).......                        21,916,090                       25,363,681
     Change in unrealized gains
         (losses) on investments.......                        13,737,780                     (23,658,935)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        33,980,534                        (178,734)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           293,116                          351,766
     Net transfers (including fixed
         account)......................                       (2,237,005)                      (2,469,250)
     Contract charges..................                         (559,831)                        (562,282)
     Transfers for contract benefits
         and terminations..............                      (12,191,960)                     (13,665,155)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (14,695,680)                     (16,344,921)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        19,284,854                     (16,523,655)
NET ASSETS:
     Beginning of year.................                       116,272,297                      132,795,952
                                         --------------------------------  -------------------------------
     End of year.......................  $                    135,557,151  $                   116,272,297
                                         ================================  ===============================

                                                                       BHFTII
                                                           LOOMIS SAYLES SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (176,057)  $                      (184,889)
     Net realized gains (losses).......                        3,006,651                         3,020,669
     Change in unrealized gains
         (losses) on investments.......                          605,774                       (2,798,882)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        3,436,368                            36,898
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           20,817                            62,958
     Net transfers (including fixed
         account)......................                           17,328                         (107,631)
     Contract charges..................                         (91,772)                          (90,270)
     Transfers for contract benefits
         and terminations..............                      (1,517,744)                       (1,531,855)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,571,371)                       (1,666,798)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,864,997                       (1,629,900)
NET ASSETS:
     Beginning of year.................                       14,007,030                        15,636,930
                                         -------------------------------  --------------------------------
     End of year.......................  $                    15,872,027  $                     14,007,030
                                         ===============================  ================================

                                                                      BHFTII
                                                           METLIFE AGGREGATE BOND INDEX
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       119,347  $                        95,508
     Net realized gains (losses).......                          (7,378)                         (71,191)
     Change in unrealized gains
         (losses) on investments.......                          344,110                        (137,136)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          456,079                        (112,819)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            6,004                            4,212
     Net transfers (including fixed
         account)......................                        1,159,836                          813,220
     Contract charges..................                         (65,733)                         (55,919)
     Transfers for contract benefits
         and terminations..............                        (698,026)                        (983,220)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          402,081                        (221,707)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          858,160                        (334,526)
NET ASSETS:
     Beginning of year.................                        6,162,312                        6,496,838
                                         -------------------------------  -------------------------------
     End of year.......................  $                     7,020,472  $                     6,162,312
                                         ===============================  ===============================

                                                                       BHFTII
                                                             METLIFE MID CAP STOCK INDEX
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                      (40,597)  $                      (56,964)
     Net realized gains (losses).......                           707,496                          705,929
     Change in unrealized gains
         (losses) on investments.......                           793,643                      (1,638,582)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,460,542                        (989,617)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             5,724                            2,024
     Net transfers (including fixed
         account)......................                         (347,323)                          162,997
     Contract charges..................                          (52,145)                         (54,373)
     Transfers for contract benefits
         and terminations..............                         (553,749)                        (359,263)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (947,493)                        (248,615)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           513,049                      (1,238,232)
NET ASSETS:
     Beginning of year.................                         6,527,544                        7,765,776
                                          -------------------------------  -------------------------------
     End of year.......................   $                     7,040,593  $                     6,527,544
                                          ===============================  ===============================

                                                                       BHFTII
                                                             METLIFE MSCI EAFE(R) INDEX
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         27,997  $                        34,769
     Net realized gains (losses).......                            34,648                           27,727
     Change in unrealized gains
         (losses) on investments.......                           496,833                        (552,538)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           559,478                        (490,042)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                           544,474                          259,616
     Contract charges..................                          (36,347)                         (35,509)
     Transfers for contract benefits
         and terminations..............                         (154,227)                        (181,520)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                           353,900                           42,587
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           913,378                        (447,455)
NET ASSETS:
     Beginning of year.................                         2,696,471                        3,143,926
                                         --------------------------------  -------------------------------
     End of year.......................  $                      3,609,849  $                     2,696,471
                                         ================================  ===============================

                                                                      BHFTII
                                                           METLIFE RUSSELL 2000(R) INDEX
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (38,216)   $                      (50,561)
     Net realized gains (losses).......                          562,157                           606,274
     Change in unrealized gains
         (losses) on investments.......                          595,378                       (1,259,666)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,119,319                         (703,953)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               730
     Net transfers (including fixed
         account)......................                          169,758                            54,798
     Contract charges..................                         (43,472)                          (49,493)
     Transfers for contract benefits
         and terminations..............                        (477,269)                         (776,423)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (350,983)                         (770,388)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          768,336                       (1,474,341)
NET ASSETS:
     Beginning of year.................                        5,014,307                         6,488,648
                                         -------------------------------   -------------------------------
     End of year.......................  $                     5,782,643   $                     5,014,307
                                         ===============================   ===============================

                                                            BHFTII METLIFE STOCK INDEX
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       169,180  $                       (19,160)
     Net realized gains (losses).......                        5,735,972                         4,589,317
     Change in unrealized gains
         (losses) on investments.......                        7,650,904                       (7,794,573)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       13,556,056                       (3,224,416)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           35,085                             9,521
     Net transfers (including fixed
         account)......................                          894,674                           985,088
     Contract charges..................                        (290,746)                         (287,919)
     Transfers for contract benefits
         and terminations..............                      (4,038,371)                       (3,250,690)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (3,399,358)                       (2,544,000)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       10,156,698                       (5,768,416)
NET ASSETS:
     Beginning of year.................                       48,425,461                        54,193,877
                                         -------------------------------  --------------------------------
     End of year.......................  $                    58,582,159  $                     48,425,461
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                             BHFTII MFS(R) TOTAL RETURN
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        956,813  $                       965,898
     Net realized gains (losses).......                         4,475,541                        6,713,603
     Change in unrealized gains
         (losses) on investments.......                         8,118,399                     (13,193,067)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        13,550,753                      (5,513,566)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           200,394                          320,964
     Net transfers (including fixed
         account)......................                         (980,194)                        (199,986)
     Contract charges..................                         (450,552)                        (475,372)
     Transfers for contract benefits
         and terminations..............                       (8,378,710)                      (8,207,374)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (9,609,062)                      (8,561,768)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,941,691                     (14,075,334)
NET ASSETS:
     Beginning of year.................                        75,142,956                       89,218,290
                                         --------------------------------  -------------------------------
     End of year.......................  $                     79,084,647  $                    75,142,956
                                         ================================  ===============================

                                                                 BHFTII MFS(R) VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,236,884  $                        493,636
     Net realized gains (losses).......                       12,762,193                        12,664,993
     Change in unrealized gains
         (losses) on investments.......                       27,922,929                      (32,298,343)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       41,922,006                      (19,139,714)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          499,746                           242,766
     Net transfers (including fixed
         account)......................                      (3,488,589)                           570,853
     Contract charges..................                      (1,402,337)                       (1,427,148)
     Transfers for contract benefits
         and terminations..............                     (16,816,836)                      (14,400,254)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (21,208,016)                      (15,013,783)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       20,713,990                      (34,153,497)
NET ASSETS:
     Beginning of year.................                      153,243,562                       187,397,059
                                         -------------------------------  --------------------------------
     End of year.......................  $                   173,957,552  $                    153,243,562
                                         ===============================  ================================

                                                          BHFTII NEUBERGER BERMAN GENESIS
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (530,442)  $                     (516,025)
     Net realized gains (losses).......                        6,674,650                        7,134,040
     Change in unrealized gains
         (losses) on investments.......                        3,431,421                      (9,591,774)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,575,629                      (2,973,759)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           70,918                           87,767
     Net transfers (including fixed
         account)......................                        (482,227)                        (917,682)
     Contract charges..................                        (183,478)                        (184,813)
     Transfers for contract benefits
         and terminations..............                      (3,540,264)                      (3,905,430)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,135,051)                      (4,920,158)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        5,440,578                      (7,893,917)
NET ASSETS:
     Beginning of year.................                       35,513,817                       43,407,734
                                         -------------------------------  -------------------------------
     End of year.......................  $                    40,954,395  $                    35,513,817
                                         ===============================  ===============================

                                                                       BHFTII
                                                           T. ROWE PRICE LARGE CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (881,364)  $                     (902,539)
     Net realized gains (losses).......                        11,369,013                       15,520,557
     Change in unrealized gains
         (losses) on investments.......                         6,237,815                     (15,638,207)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        16,725,464                      (1,020,189)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           168,900                          105,717
     Net transfers (including fixed
         account)......................                         (363,968)                      (1,489,495)
     Contract charges..................                         (307,157)                        (307,577)
     Transfers for contract benefits
         and terminations..............                       (5,805,473)                      (6,958,528)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (6,307,698)                      (8,649,883)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,417,766                      (9,670,072)
NET ASSETS:
     Beginning of year.................                        60,012,869                       69,682,941
                                          -------------------------------  -------------------------------
     End of year.......................   $                    70,430,635  $                    60,012,869
                                          ===============================  ===============================

                                                                       BHFTII
                                                           T. ROWE PRICE SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (218,248)  $                     (227,287)
     Net realized gains (losses).......                         2,524,539                        1,957,235
     Change in unrealized gains
         (losses) on investments.......                         1,696,294                      (2,799,206)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         4,002,585                      (1,069,258)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            25,578                           15,985
     Net transfers (including fixed
         account)......................                         (392,254)                        (248,890)
     Contract charges..................                          (46,210)                         (46,829)
     Transfers for contract benefits
         and terminations..............                       (1,223,014)                      (1,306,294)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,635,900)                      (1,586,028)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         2,366,685                      (2,655,286)
NET ASSETS:
     Beginning of year.................                        13,283,108                       15,938,394
                                         --------------------------------  -------------------------------
     End of year.......................  $                     15,649,793  $                    13,283,108
                                         ================================  ===============================

                                                                      BHFTII
                                                          VANECK GLOBAL NATURAL RESOURCES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (19,483)   $                      (34,464)
     Net realized gains (losses).......                         (72,313)                          (90,725)
     Change in unrealized gains
         (losses) on investments.......                          417,893                         (930,724)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          326,097                       (1,055,913)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            5,549                             3,517
     Net transfers (including fixed
         account)......................                          520,728                           289,084
     Contract charges..................                         (36,942)                          (43,063)
     Transfers for contract benefits
         and terminations..............                        (226,677)                         (673,662)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          262,658                         (424,124)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          588,755                       (1,480,037)
NET ASSETS:
     Beginning of year.................                        2,714,232                         4,194,269
                                         -------------------------------   -------------------------------
     End of year.......................  $                     3,302,987   $                     2,714,232
                                         ===============================   ===============================

                                                          BHFTII WESTERN ASSET MANAGEMENT
                                                           STRATEGIC BOND OPPORTUNITIES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     5,635,201  $                      6,862,749
     Net realized gains (losses).......                          503,506                           227,635
     Change in unrealized gains
         (losses) on investments.......                       13,673,080                      (16,592,239)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       19,811,787                       (9,501,855)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          335,302                           387,789
     Net transfers (including fixed
         account)......................                        (734,113)                         2,177,294
     Contract charges..................                        (730,421)                         (774,836)
     Transfers for contract benefits
         and terminations..............                     (17,906,967)                      (18,736,299)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (19,036,199)                      (16,946,052)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          775,588                      (26,447,907)
NET ASSETS:
     Beginning of year.................                      162,513,748                       188,961,655
                                         -------------------------------  --------------------------------
     End of year.......................  $                   163,289,336  $                    162,513,748
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                BHFTII WESTERN ASSET
                                                             MANAGEMENT U.S. GOVERNMENT
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         32,340  $                        14,389
     Net realized gains (losses).......                           (5,534)                         (18,622)
     Change in unrealized gains
         (losses) on investments.......                           142,541                         (33,503)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           169,347                         (37,736)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            17,676                            1,300
     Net transfers (including fixed
         account)......................                         1,543,080                          142,108
     Contract charges..................                          (35,686)                         (30,419)
     Transfers for contract benefits
         and terminations..............                         (311,105)                        (235,863)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         1,213,965                        (122,874)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,383,312                        (160,610)
NET ASSETS:
     Beginning of year.................                         3,555,467                        3,716,077
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,938,779  $                     3,555,467
                                         ================================  ===============================

                                                                  DWS GOVERNMENT &
                                                                AGENCY SECURITIES VIP
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         3,315  $                          3,968
     Net realized gains (losses).......                          (1,151)                           (5,729)
     Change in unrealized gains
         (losses) on investments.......                           10,712                           (1,324)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           12,876                           (3,085)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                                99
     Net transfers (including fixed
         account)......................                          (4,585)                             8,744
     Contract charges..................                            (457)                             (455)
     Transfers for contract benefits
         and terminations..............                          (4,887)                          (52,131)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (9,929)                          (43,743)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                            2,947                          (46,828)
NET ASSETS:
     Beginning of year.................                          266,424                           313,252
                                         -------------------------------  --------------------------------
     End of year.......................  $                       269,371  $                        266,424
                                         ===============================  ================================

                                                           FIDELITY(R) VIP EQUITY-INCOME
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        15,202  $                        25,792
     Net realized gains (losses).......                          349,412                          314,167
     Change in unrealized gains
         (losses) on investments.......                          766,945                        (856,339)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,131,559                        (516,380)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              549                              549
     Net transfers (including fixed
         account)......................                          (4,439)                           44,179
     Contract charges..................                         (18,469)                         (19,916)
     Transfers for contract benefits
         and terminations..............                        (521,075)                        (656,296)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (543,434)                        (631,484)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          588,125                      (1,147,864)
NET ASSETS:
     Beginning of year.................                        4,651,416                        5,799,280
                                         -------------------------------  -------------------------------
     End of year.......................  $                     5,239,541  $                     4,651,416
                                         ===============================  ===============================

                                                        FIDELITY(R) VIP GROWTH OPPORTUNITIES
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       (1,373)  $                       (2,056)
     Net realized gains (losses).......                            25,042                           38,670
     Change in unrealized gains
         (losses) on investments.......                            12,983                         (21,250)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            36,652                           15,364
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                           (2,805)                          (2,207)
     Contract charges..................                              (80)                             (80)
     Transfers for contract benefits
         and terminations..............                          (27,592)                         (67,139)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (30,477)                         (69,426)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                             6,175                         (54,062)
NET ASSETS:
     Beginning of year.................                           100,687                          154,749
                                          -------------------------------  -------------------------------
     End of year.......................   $                       106,862  $                       100,687
                                          ===============================  ===============================

                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         55,130  $                       251,842
     Net realized gains (losses).......                            77,140                           73,654
     Change in unrealized gains
         (losses) on investments.......                         1,697,614                      (3,787,844)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,829,884                      (3,462,348)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           101,193                          122,457
     Net transfers (including fixed
         account)......................                           617,618                          637,767
     Contract charges..................                          (54,839)                         (61,263)
     Transfers for contract benefits
         and terminations..............                       (1,589,837)                      (1,635,883)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (925,865)                        (936,922)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           904,019                      (4,399,270)
NET ASSETS:
     Beginning of year.................                        16,927,503                       21,326,773
                                         --------------------------------  -------------------------------
     End of year.......................  $                     17,831,522  $                    16,927,503
                                         ================================  ===============================

                                                         INVESCO V.I. INTERNATIONAL GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (5,981)   $                        18,323
     Net realized gains (losses).......                          434,930                           214,379
     Change in unrealized gains
         (losses) on investments.......                          659,341                       (1,109,622)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,088,290                         (876,920)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            3,651                             3,464
     Net transfers (including fixed
         account)......................                        (166,023)                           189,355
     Contract charges..................                         (15,920)                          (16,084)
     Transfers for contract benefits
         and terminations..............                        (396,075)                         (454,115)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (574,367)                         (277,380)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          513,923                       (1,154,300)
NET ASSETS:
     Beginning of year.................                        4,328,119                         5,482,419
                                         -------------------------------   -------------------------------
     End of year.......................  $                     4,842,042   $                     4,328,119
                                         ===============================   ===============================

                                                               PIMCO VIT HIGH YIELD
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       160,225  $                        172,914
     Net realized gains (losses).......                           15,073                             5,512
     Change in unrealized gains
         (losses) on investments.......                          384,851                         (373,912)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          560,149                         (195,486)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            9,278                             8,886
     Net transfers (including fixed
         account)......................                           94,768                           104,084
     Contract charges..................                         (20,153)                          (19,994)
     Transfers for contract benefits
         and terminations..............                        (440,782)                         (553,639)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (356,889)                         (460,663)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          203,260                         (656,149)
NET ASSETS:
     Beginning of year.................                        4,376,037                         5,032,186
                                         -------------------------------  --------------------------------
     End of year.......................  $                     4,579,297  $                      4,376,037
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               PIMCO VIT LOW DURATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         59,415  $                        18,217
     Net realized gains (losses).......                          (24,077)                         (56,078)
     Change in unrealized gains
         (losses) on investments.......                            86,594                         (55,159)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           121,932                         (93,020)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,963                            1,883
     Net transfers (including fixed
         account)......................                         (959,719)                      (1,023,287)
     Contract charges..................                          (17,356)                         (31,321)
     Transfers for contract benefits
         and terminations..............                         (346,522)                      (1,154,332)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,313,634)                      (2,207,057)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (1,191,702)                      (2,300,077)
NET ASSETS:
     Beginning of year.................                         5,455,359                        7,755,436
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,263,657  $                     5,455,359
                                         ================================  ===============================

                                                               PUTNAM VT EQUITY INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       179,216  $                       (67,171)
     Net realized gains (losses).......                        2,561,589                         2,056,146
     Change in unrealized gains
         (losses) on investments.......                        1,762,817                       (3,690,251)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        4,503,622                       (1,701,276)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           18,640                           122,583
     Net transfers (including fixed
         account)......................                        (387,552)                         (380,167)
     Contract charges..................                         (43,697)                          (48,076)
     Transfers for contract benefits
         and terminations..............                      (2,206,512)                       (2,199,096)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,619,121)                       (2,504,756)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,884,501                       (4,206,032)
NET ASSETS:
     Beginning of year.................                       16,529,861                        20,735,893
                                         -------------------------------  --------------------------------
     End of year.......................  $                    18,414,362  $                     16,529,861
                                         ===============================  ================================

                                                           PUTNAM VT SUSTAINABLE LEADERS
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (18,087)  $                      (31,932)
     Net realized gains (losses).......                          403,372                          400,823
     Change in unrealized gains
         (losses) on investments.......                          301,815                        (405,631)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          687,100                         (36,740)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           28,459                           29,987
     Net transfers (including fixed
         account)......................                          199,947                        (112,206)
     Contract charges..................                          (1,569)                          (1,499)
     Transfers for contract benefits
         and terminations..............                        (171,644)                        (157,510)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                           55,193                        (241,228)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          742,293                        (277,968)
NET ASSETS:
     Beginning of year.................                        1,966,913                        2,244,881
                                         -------------------------------  -------------------------------
     End of year.......................  $                     2,709,206  $                     1,966,913
                                         ===============================  ===============================

                                                                       RUSSELL
                                                            GLOBAL REAL ESTATE SECURITIES
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                        13,422  $                        13,187
     Net realized gains (losses).......                             1,626                          (4,753)
     Change in unrealized gains
         (losses) on investments.......                            53,600                         (38,766)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            68,648                         (30,332)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,643                              123
     Net transfers (including fixed
         account)......................                           (9,084)                         (11,444)
     Contract charges..................                              (88)                             (95)
     Transfers for contract benefits
         and terminations..............                          (57,579)                         (95,837)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (57,108)                        (107,253)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                            11,540                        (137,585)
NET ASSETS:
     Beginning of year.................                           358,094                          495,679
                                          -------------------------------  -------------------------------
     End of year.......................   $                       369,634  $                       358,094
                                          ===============================  ===============================

                                                                       RUSSELL
                                                           INTERNATIONAL DEVELOPED MARKETS
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         16,770  $                         4,804
     Net realized gains (losses).......                           (3,881)                          198,369
     Change in unrealized gains
         (losses) on investments.......                           263,284                        (536,440)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           276,173                        (333,267)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            31,789                              205
     Net transfers (including fixed
         account)......................                             5,743                         (26,938)
     Contract charges..................                             (388)                            (493)
     Transfers for contract benefits
         and terminations..............                         (417,278)                        (343,432)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (380,134)                        (370,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         (103,961)                        (703,925)
NET ASSETS:
     Beginning of year.................                         1,658,403                        2,362,328
                                         --------------------------------  -------------------------------
     End of year.......................  $                      1,554,442  $                     1,658,403
                                         ================================  ===============================

                                                              RUSSELL STRATEGIC BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        36,223   $                        24,595
     Net realized gains (losses).......                           38,598                          (36,674)
     Change in unrealized gains
         (losses) on investments.......                          130,168                          (87,277)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          204,989                          (99,356)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           76,689                             3,280
     Net transfers (including fixed
         account)......................                           37,481                         (316,504)
     Contract charges..................                            (591)                             (684)
     Transfers for contract benefits
         and terminations..............                        (589,119)                         (883,105)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (475,540)                       (1,197,013)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        (270,551)                       (1,296,369)
NET ASSETS:
     Beginning of year.................                        2,923,912                         4,220,281
                                         -------------------------------   -------------------------------
     End of year.......................  $                     2,653,361   $                     2,923,912
                                         ===============================   ===============================

                                                           RUSSELL U.S. SMALL CAP EQUITY
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (8,227)  $                       (10,657)
     Net realized gains (losses).......                           16,770                           199,207
     Change in unrealized gains
         (losses) on investments.......                          174,310                         (321,937)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          182,853                         (133,387)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            7,479                                --
     Net transfers (including fixed
         account)......................                            7,115                          (34,171)
     Contract charges..................                            (267)                             (311)
     Transfers for contract benefits
         and terminations..............                        (218,695)                         (105,200)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (204,368)                         (139,682)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                         (21,515)                         (273,069)
NET ASSETS:
     Beginning of year.................                          898,544                         1,171,613
                                         -------------------------------  --------------------------------
     End of year.......................  $                       877,029  $                        898,544
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                                          RUSSELL U.S.
                                                                                                        STRATEGIC EQUITY
                                                                                                           SUB-ACCOUNT
                                                                                              --------------------------------------
                                                                                                     2019                2018
                                                                                              ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................................................  $         (18,279)  $         (16,589)
   Net realized gains (losses)..............................................................             293,538           1,228,496
   Change in unrealized gains
      (losses) on investments...............................................................           1,049,639         (1,822,264)
                                                                                              ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations.....................................................................           1,324,898           (610,357)
                                                                                              ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..................................................................              64,126                 492
   Net transfers (including fixed
      account)..............................................................................           (125,869)           (139,423)
   Contract charges.........................................................................             (1,329)             (1,515)
   Transfers for contract benefits
      and terminations......................................................................         (1,226,828)           (706,093)
                                                                                              ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions...............................................................         (1,289,900)           (846,539)
                                                                                              ------------------  ------------------
      Net increase (decrease)
        in net assets.......................................................................              34,998         (1,456,896)
NET ASSETS:
   Beginning of year........................................................................           5,037,195           6,494,091
                                                                                              ------------------  ------------------
   End of year..............................................................................  $        5,072,193  $        5,037,195
                                                                                              ==================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     62

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on
February 24, 1987 to support MLI-MO's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc.
on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment.
The Separate Account is registered as a unit investment trust under the
Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the
Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund, portfolio, or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Deutsche DWS Variable Series II ("DWS")
   Insurance Funds) ("Invesco V.I.")                       Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
American Funds Insurance Series(R) ("American              Franklin Templeton Variable Insurance Products Trust
   Funds(R)")                                                ("FTVIPT")
Blackrock Variable Series Funds, Inc. ("Blackrock")        PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust I ("BHFTI")*                       Putnam Variable Trust ("Putnam VT")
Brighthouse Funds Trust II ("BHFTII")*                     Russell Investment Funds ("Russell")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2019:

American Funds(R) Global Growth Sub-Account            BHFTI Brighthouse Asset Allocation 100 Sub-Account
American Funds(R) Global Small Capitalization          BHFTI Brighthouse Balanced Plus Sub-Account
   Sub-Account                                         BHFTI Brighthouse Small Cap Value Sub-Account (a)
American Funds(R) Growth Sub-Account                   BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI AB Global Dynamic Allocation Sub-Account           Equity Sub-Account (a)
BHFTI American Funds(R) Balanced Allocation            BHFTI Brighthouse/Eaton Vance Floating Rate
   Sub-Account                                           Sub-Account
BHFTI American Funds(R) Growth Allocation              BHFTI Brighthouse/Franklin Low Duration Total
   Sub-Account                                           Return Sub-Account
BHFTI American Funds(R) Growth Sub-Account             BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation              Sub-Account
   Sub-Account                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Sub-Account               Sub-Account
BHFTI BlackRock Global Tactical Strategies             BHFTI Clarion Global Real Estate Sub-Account (a)
   Sub-Account                                         BHFTI Harris Oakmark International Sub-Account
BHFTI BlackRock High Yield Sub-Account                 BHFTI Invesco Balanced-Risk Allocation Sub-Account

                                     63

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

BHFTI Invesco Comstock Sub-Account                       BHFTII Brighthouse/Dimensional International Small
BHFTI Invesco Global Equity Sub-Account (a)                 Company Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Brighthouse/Wellington Core Equity
BHFTI JPMorgan Core Bond Sub-Account                        Opportunities Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII Frontier Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII Loomis Sayles Small Cap Growth
BHFTI Loomis Sayles Global Allocation Sub-Account           Sub-Account
BHFTI Loomis Sayles Growth Sub-Account (a)               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                           BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI Morgan Stanley Discovery Sub-Account (a)           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI PanAgora Global Diversified Risk                   BHFTII MFS(R) Total Return Sub-Account (a)
   Sub-Account                                           BHFTII MFS(R) Value Sub-Account
BHFTI PIMCO Inflation Protected Bond Sub-Account         BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII T. Rowe Price Large Cap Growth
BHFTI Schroders Global Multi-Asset Sub-Account              Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII T. Rowe Price Small Cap Growth
BHFTI SSGA Growth ETF Sub-Account                           Sub-Account (a)
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BHFTII VanEck Global Natural Resources
BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)          Sub-Account
BHFTI Victory Sycamore Mid Cap Value                     BHFTII Western Asset Management Strategic Bond
   Sub-Account (a)                                          Opportunities Sub-Account (a)
BHFTI Wells Capital Management Mid Cap Value             BHFTII Western Asset Management U.S. Government
   Sub-Account                                              Sub-Account
BHFTI Western Asset Management Government                DWS Government & Agency Securities VIP
   Income Sub-Account                                       Sub-Account
BHFTII Baillie Gifford International Stock               Fidelity(R) VIP Equity-Income Sub-Account (a)
   Sub-Account (a)                                       Fidelity(R) VIP Growth Opportunities Sub-Account
BHFTII BlackRock Bond Income Sub-Account (a)             FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII BlackRock Capital Appreciation                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII BlackRock Ultra-Short Term Bond Sub-              PIMCO VIT Low Duration Sub-Account
   Account (a)                                           Putnam VT Equity Income Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account       Putnam VT Sustainable Leaders Sub-Account (a)
BHFTII Brighthouse Asset Allocation 40 Sub-Account       Russell Global Real Estate Securities Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account       Russell International Developed Markets Sub-Account
BHFTII Brighthouse Asset Allocation 80 Sub-Account       Russell Strategic Bond Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                 Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2019:

BHFTI AB International Bond Sub-Account
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account
Blackrock Global Allocation V.I. Sub-Account

                                     64

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI Clearbridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Assets Management(R)      BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

                                     65

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

                                     66

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an
      additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain Contracts, 2%
of the amount transferred from the contract value, if less. In addition, the
Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period.
These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     67

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------   -------------    --------------

     American Funds(R) Global Growth Sub-Account.................       3,457,955       77,996,286       7,832,942       18,217,691
     American Funds(R) Global Small Capitalization Sub-Account...       1,032,497       20,047,268       1,973,970        3,611,258
     American Funds(R) Growth Sub-Account........................       1,746,994      101,381,649      16,009,185       18,168,320
     BHFTI AB Global Dynamic Allocation Sub-Account..............       2,044,294       22,284,462       1,583,243        3,208,759
     BHFTI American Funds(R) Balanced Allocation Sub-Account.....      22,413,769      205,975,196      25,726,959       27,185,139
     BHFTI American Funds(R) Growth Allocation Sub-Account.......      25,886,263      230,583,280      28,327,122       33,237,453
     BHFTI American Funds(R) Growth Sub-Account..................       3,384,085       32,664,019       7,134,002        4,273,649
     BHFTI American Funds(R) Moderate Allocation Sub-Account.....      10,447,010       96,462,415       9,212,527       11,460,910
     BHFTI AQR Global Risk Balanced Sub-Account..................         755,477        7,686,958         355,913        1,669,736
     BHFTI BlackRock Global Tactical Strategies Sub-Account......       4,682,805       47,600,879         330,204        7,085,039
     BHFTI BlackRock High Yield Sub-Account......................       1,795,270       14,212,618       1,404,169        1,613,915
     BHFTI Brighthouse Asset Allocation 100 Sub-Account..........      11,061,375      112,359,493      17,038,203       23,076,879
     BHFTI Brighthouse Balanced Plus Sub-Account.................      10,735,712      114,438,004       4,112,413       15,329,742
     BHFTI Brighthouse Small Cap Value Sub-Account...............       2,588,566       38,187,721       3,998,991       11,171,628
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account...............................................       4,136,493       42,232,835       7,747,944        6,255,350
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account.....         239,165        2,450,822         394,280        1,148,832
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account...............................................       3,031,701       29,686,853       3,024,055        3,558,018
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account...............................................         468,893        5,080,549         821,973          520,258
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account...............................................         557,532        6,552,408       1,285,650        1,453,229
     BHFTI Clarion Global Real Estate Sub-Account................       2,146,175       25,551,720       1,010,533        4,830,177
     BHFTI Harris Oakmark International Sub-Account..............       3,604,057       50,513,478       5,503,284        5,940,205
     BHFTI Invesco Balanced-Risk Allocation Sub-Account..........       1,231,924       12,491,406         609,578        2,043,190
     BHFTI Invesco Comstock Sub-Account..........................       7,333,425       83,931,296      15,171,198       11,868,493
     BHFTI Invesco Global Equity Sub-Account.....................       1,870,604       34,191,468       5,782,856        6,553,918
     BHFTI Invesco Small Cap Growth Sub-Account..................       3,883,541       52,460,517       8,309,351        4,912,262
     BHFTI JPMorgan Core Bond Sub-Account........................       1,318,724       13,618,921       2,310,658        1,928,728
     BHFTI JPMorgan Global Active Allocation Sub-Account.........       1,233,841       13,781,660         492,680        2,025,464
     BHFTI JPMorgan Small Cap Value Sub-Account..................         568,825        8,253,202       1,510,120          878,050
     BHFTI Loomis Sayles Global Allocation Sub-Account...........         721,092       10,161,282       1,668,734        2,003,493
     BHFTI Loomis Sayles Growth Sub-Account......................       4,720,255       50,053,298      11,791,376        9,840,361
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.........         780,863        9,640,380         411,251        1,491,864
     BHFTI MFS(R) Research International Sub-Account.............       7,731,900       87,340,396       6,598,615       11,520,612
     BHFTI Morgan Stanley Discovery Sub-Account..................       3,177,453       43,275,876      14,304,513       13,080,814
     BHFTI PanAgora Global Diversified Risk Sub-Account..........          67,460          736,407         204,755           89,044
     BHFTI PIMCO Inflation Protected Bond Sub-Account............       7,080,974       75,298,035       4,026,777        8,240,991
     BHFTI PIMCO Total Return Sub-Account........................      28,805,299      333,324,219      15,862,086       39,559,296
     BHFTI Schroders Global Multi-Asset Sub-Account..............         738,038        8,654,515         291,814        2,373,882
     BHFTI SSGA Growth and Income ETF Sub-Account................      10,270,340      113,705,763       9,055,474       14,001,235
     BHFTI SSGA Growth ETF Sub-Account...........................       3,542,223       39,221,960       3,599,146        4,138,632
     BHFTI T. Rowe Price Large Cap Value Sub-Account.............      15,803,143      421,822,072      66,879,723       61,805,448
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account..............       7,597,889       71,348,534      13,780,038       11,539,960
     BHFTI Victory Sycamore Mid Cap Value Sub-Account............       7,872,019      142,480,510       6,619,407       18,260,316
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account...............................................       1,056,783       13,582,085         548,601        2,289,497
     BHFTI Western Asset Management Government Income
       Sub-Account...............................................         643,661        6,860,903       2,383,265        1,679,166
     BHFTII Baillie Gifford International Stock Sub-Account......       1,146,223       11,687,332       1,194,526        2,024,929
     BHFTII BlackRock Bond Income Sub-Account....................         854,254       89,704,843       7,231,389        9,389,580
     BHFTII BlackRock Capital Appreciation Sub-Account...........         345,762       11,271,134       3,473,218        1,478,846
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........         482,271       48,429,266      10,087,503       13,065,964
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........       2,493,613       26,974,998      11,593,162        6,350,325

                                     68

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------

     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     76,352,928      907,537,611        64,299,626       108,152,184
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    178,009,261    2,223,329,864       212,999,115       248,130,866
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    107,875,135    1,465,747,988       171,126,656       184,803,084
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        133,537       28,900,350         4,027,914         3,294,227
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        361,829        4,844,280           658,246           759,025
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      7,349,472      214,681,129        27,279,516        40,035,928
     BHFTII Frontier Mid Cap Growth Sub-Account.................        234,339        7,061,279         1,210,994         1,234,835
     BHFTII Jennison Growth Sub-Account.........................      8,468,650      112,697,020        20,566,997        17,576,407
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........      1,243,896       14,301,853         3,303,465         2,283,208
     BHFTII MetLife Aggregate Bond Index Sub-Account............        649,450        6,929,300         1,600,782         1,079,322
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        395,988        6,827,212         1,086,531         1,365,610
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............        259,333        3,280,905           667,706           261,895
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........        294,736        5,527,333         1,220,756         1,050,401
     BHFTII MetLife Stock Index Sub-Account.....................      1,093,991       42,859,166         7,617,265         6,627,394
     BHFTII MFS(R) Total Return Sub-Account.....................        465,239       66,556,204         5,405,646        10,872,259
     BHFTII MFS(R) Value Sub-Account............................     10,738,130      154,336,247        15,727,976        24,366,029
     BHFTII Neuberger Berman Genesis Sub-Account................      2,008,359       32,850,872         6,732,646         5,853,738
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      3,143,817       61,204,839        12,145,300         8,948,132
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        683,303       12,659,385         2,292,316         1,958,502
     BHFTII VanEck Global Natural Resources Sub-Account.........        387,225        4,189,631           468,625           225,442
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     11,907,548      154,247,388         9,238,289        22,639,170
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................        418,902        4,927,019         1,938,821           692,488
     DWS Government & Agency Securities VIP Sub-Account.........         23,840          283,454             8,866            15,474
     Fidelity(R) VIP Equity-Income Sub-Account..................        226,333        4,765,840           658,458           841,329
     Fidelity(R) VIP Growth Opportunities Sub-Account...........          2,187           51,887            10,024            32,118
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,274,308       18,075,795         1,079,639         1,773,448
     Invesco V.I. International Growth Sub-Account..............        125,318        3,747,095           405,324           687,124
     PIMCO VIT High Yield Sub-Account...........................        576,021        4,394,904           501,874           698,509
     PIMCO VIT Low Duration Sub-Account.........................        418,011        4,325,724           170,310         1,424,499
     Putnam VT Equity Income Sub-Account........................        685,063       11,157,694         2,006,053         2,882,676
     Putnam VT Sustainable Leaders Sub-Account..................         68,340        1,870,821           638,106           275,965
     Russell Global Real Estate Securities Sub-Account..........         24,003          355,439            28,272            71,952
     Russell International Developed Markets Sub-Account........        132,632        1,489,060           129,775           493,140
     Russell Strategic Bond Sub-Account.........................        251,266        2,592,886           325,062           730,241
     Russell U.S. Small Cap Equity Sub-Account..................         61,331          837,761            46,732           246,125
     Russell U.S. Strategic Equity Sub-Account..................        316,419        4,801,274           455,879         1,488,902

                                     69

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      1,850,149       1,966,417         520,488        558,251        307,090         354,990
Units issued and transferred
   from other funding options....         54,740         157,222          18,775         40,931         11,806          14,007
Units redeemed and transferred to
   other funding options.........      (315,712)       (273,490)        (76,797)       (78,694)       (45,820)        (61,907)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,589,177       1,850,149         462,466        520,488        273,076         307,090
                                   =============  ==============  ==============  =============  =============  ==============

                                         BHFTI AB GLOBAL             BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)
                                       DYNAMIC ALLOCATION              BALANCED ALLOCATION            GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2019            2018           2019            2018           2019            2018
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........      1,885,948      2,098,786      14,674,665      15,647,937     15,746,366     17,173,034
Units issued and transferred
   from other funding options....         27,105         50,821         681,093       1,293,783        446,730        764,230
Units redeemed and transferred to
   other funding options.........      (217,918)      (263,659)     (1,785,816)     (2,267,055)    (2,007,034)    (2,190,898)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................      1,695,135      1,885,948      13,569,942      14,674,665     14,186,062     15,746,366
                                   =============  =============  ==============  ==============  =============  =============

                                      BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)                BHFTI
                                              GROWTH                  MODERATE ALLOCATION        AQR GLOBAL RISK BALANCED
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,563,939      1,803,557      7,172,225      7,726,991        666,558        792,383
Units issued and transferred
   from other funding options....        142,372        135,855        182,936        292,879         14,943         15,397
Units redeemed and transferred to
   other funding options.........      (214,267)      (375,473)      (748,511)      (847,645)      (135,558)      (141,222)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,492,044      1,563,939      6,606,650      7,172,225        545,943        666,558
                                   =============  =============  =============  =============  =============  =============

                                          BHFTI BLACKROCK               BHFTI BLACKROCK              BHFTI BRIGHTHOUSE
                                    GLOBAL TACTICAL STRATEGIES            HIGH YIELD               ASSET ALLOCATION 100
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      3,964,561      4,379,971        456,512        489,543      7,253,982      8,128,487
Units issued and transferred
   from other funding options....         42,712        127,298         30,717         56,733         58,161        198,212
Units redeemed and transferred to
   other funding options.........      (500,550)      (542,708)       (57,899)       (89,764)    (1,063,594)    (1,072,717)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      3,506,723      3,964,561        429,330        456,512      6,248,549      7,253,982
                                   =============  =============  =============  =============  =============  =============

                                                                                                               BHFTI
                                          BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE             BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                 SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018            2019           2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       8,210,871       8,777,727      1,592,336       1,499,550       3,569,926       3,578,533
Units issued and transferred
   from other funding options....         170,586         299,304         49,162         290,572         810,092         503,869
Units redeemed and transferred to
   other funding options.........       (950,103)       (866,160)      (411,861)       (197,786)       (613,085)       (512,476)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       7,431,354       8,210,871      1,229,637       1,592,336       3,766,933       3,569,926
                                   ==============  ==============  =============  ==============  ==============  ==============

                                              BHFTI                         BHFTI                         BHFTI
                                     BRIGHTHOUSE/EATON VANCE        BRIGHTHOUSE/FRANKLIN          BRIGHTHOUSE/TEMPLETON
                                          FLOATING RATE           LOW DURATION TOTAL RETURN        INTERNATIONAL BOND
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        272,020        285,317      2,885,712      3,052,302        336,511        360,230
Units issued and transferred
   from other funding options....         28,260         37,331        350,462        397,178         52,474         37,609
Units redeemed and transferred to
   other funding options.........       (98,403)       (50,628)      (466,971)      (563,768)       (53,727)       (61,328)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        201,877        272,020      2,769,203      2,885,712        335,258        336,511
                                   =============  =============  =============  =============  =============  =============

                                              BHFTI
                                     BRIGHTHOUSE/WELLINGTON                  BHFTI                           BHFTI
                                       LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE     HARRIS OAKMARK INTERNATIONAL
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2019            2018           2019           2018            2019            2018
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........        348,841        400,456      1,446,945       1,568,111       1,811,464       2,145,220
Units issued and transferred
   from other funding options....         17,092         32,995         23,107          99,943         107,613         172,262
Units redeemed and transferred to
   other funding options.........       (61,691)       (84,610)      (228,660)       (221,109)       (267,184)       (506,018)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        304,242        348,841      1,241,392       1,446,945       1,651,893       1,811,464
                                   =============  =============  =============  ==============  ==============  ==============

                                           BHFTI INVESCO                                                      BHFTI
                                     BALANCED-RISK ALLOCATION         BHFTI INVESCO COMSTOCK          INVESCO GLOBAL EQUITY
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019            2018            2019           2018
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........     10,641,133      13,074,325       4,831,901       5,381,438       1,874,810      2,006,511
Units issued and transferred
   from other funding options....        634,534         808,852         229,390         217,982          47,006        147,562
Units redeemed and transferred to
   other funding options.........    (1,721,519)     (3,242,044)       (671,540)       (767,519)       (321,320)      (279,263)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................      9,554,148      10,641,133       4,389,751       4,831,901       1,600,496      1,874,810
                                   =============  ==============  ==============  ==============  ==============  =============

                                     70

                                     71

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                             BHFTI INVESCO                 BHFTI JPMORGAN                BHFTI JPMORGAN
                                           SMALL CAP GROWTH                   CORE BOND             GLOBAL ACTIVE ALLOCATION
                                              SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     -----------------------------  ----------------------------  -----------------------------
                                         2019            2018            2019           2018          2019            2018
                                     -------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year............      1,406,098       1,576,249      1,179,244      1,387,089     11,274,524      11,548,791
Units issued and transferred
   from other funding options......         56,295          76,873        194,394        169,811        161,241       1,261,955
Units redeemed and transferred to
   other funding options...........      (165,998)       (247,024)      (193,836)      (377,656)    (1,424,938)     (1,536,222)
                                     -------------  --------------  -------------  -------------  -------------  --------------
Units end of year..................      1,296,395       1,406,098      1,179,802      1,179,244     10,010,827      11,274,524
                                     =============  ==============  =============  =============  =============  ==============

                                             BHFTI JPMORGAN                 BHFTI LOOMIS                       BHFTI
                                             SMALL CAP VALUE          SAYLES GLOBAL ALLOCATION         LOOMIS SAYLES GROWTH
                                               SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  ----------------------------  -----------------------------
                                          2019            2018           2019          2018            2019            2018
                                     --------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year............         335,401        369,732        592,193        624,052       4,649,267      5,163,312
Units issued and transferred
   from other funding options......          39,539         35,037         23,123         35,878         169,664        189,390
Units redeemed and transferred to
   other funding options...........        (48,228)       (69,368)       (85,103)       (67,737)       (634,640)      (703,435)
                                     --------------  -------------  -------------  -------------  --------------  -------------
Units end of year..................         326,712        335,401        530,213        592,193       4,184,291      4,649,267
                                     ==============  =============  =============  =============  ==============  =============

                                           BHFTI METLIFE                     BHFTI                   BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK   MFS(R) RESEARCH INTERNATIONAL             DISCOVERY
                                            SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                        2019           2018           2019           2018             2019           2018
                                   -------------  -------------  -------------  -------------    -------------  -------------

Units beginning of year..........      5,672,619      6,436,270      5,024,558      5,405,160        2,178,313      2,510,513
Units issued and transferred
   from other funding options....         52,837        274,043        174,439        259,197          129,273        121,172
Units redeemed and transferred to
   other funding options.........      (394,072)    (1,037,694)      (644,055)      (639,799)        (436,627)      (453,372)
                                   -------------  -------------  -------------  -------------    -------------  -------------
Units end of year................      5,331,384      5,672,619      4,554,942      5,024,558        1,870,959      2,178,313
                                   =============  =============  =============  =============    =============  =============

                                          BHFTI PANAGORA                   BHFTI PIMCO                    BHFTI PIMCO
                                      GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND             TOTAL RETURN
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........        535,661         980,593      4,859,109       5,338,606     18,318,708     20,037,478
Units issued and transferred
   from other funding options....        151,281          51,893        289,843         392,437      1,136,139      1,404,128
Units redeemed and transferred to
   other funding options.........       (73,333)       (496,825)      (673,127)       (871,934)    (2,638,867)    (3,122,898)
                                   -------------  --------------  -------------  --------------  -------------  -------------
Units end of year................        613,609         535,661      4,475,825       4,859,109     16,815,980     18,318,708
                                   =============  ==============  =============  ==============  =============  =============

                                            BHFTI SCHRODERS                 BHFTI SSGA
                                          GLOBAL MULTI-ASSET           GROWTH AND INCOME ETF        BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2019           2018          2019            2018          2019           2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      7,826,883      5,547,511      7,015,952      7,942,940      2,419,973      2,709,188
Units issued and transferred
   from other funding options......        147,361      4,040,037         49,897        135,768         35,163         55,035
Units redeemed and transferred to
   other funding options...........    (1,633,896)    (1,760,665)      (731,659)    (1,062,756)      (226,490)      (344,250)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      6,340,348      7,826,883      6,334,190      7,015,952      2,228,646      2,419,973
                                     =============  =============  =============  =============  =============  =============

                                          BHFTI T. ROWE PRICE          BHFTI T. ROWE PRICE               BHFTI VICTORY
                                            LARGE CAP VALUE              MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2019            2018           2019          2018            2019           2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      4,808,502      5,396,442      3,147,177      3,555,842      3,293,119      3,671,304
Units issued and transferred
   from other funding options......         92,622        116,582         72,501        114,748         76,417        118,716
Units redeemed and transferred to
   other funding options...........      (605,639)      (704,522)      (453,255)      (523,413)      (428,580)      (496,901)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,295,485      4,808,502      2,766,423      3,147,177      2,940,956      3,293,119
                                     =============  =============  =============  =============  =============  =============

                                                                         BHFTI WESTERN
                                        BHFTI WELLS CAPITAL            ASSET MANAGEMENT              BHFTII BAILLIE
                                     MANAGEMENT MID CAP VALUE          GOVERNMENT INCOME       GIFFORD INTERNATIONAL STOCK
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019            2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        551,485        625,533        538,593        491,590        993,877      1,019,937
Units issued and transferred
   from other funding options....          7,901         25,253        216,566        119,427         29,910        117,769
Units redeemed and transferred to
   other funding options.........       (84,135)       (99,301)      (164,482)       (72,424)      (137,107)      (143,829)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        475,251        551,485        590,677        538,593        886,680        993,877
                                   =============  =============  =============  =============  =============  =============

                                              BHFTII                   BHFTII BLACKROCK             BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME         CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019            2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,243,556      1,331,858      1,186,950      1,282,351      5,489,056      5,800,845
Units issued and transferred
   from other funding options....        122,957        142,306         31,838         51,595      1,371,816      1,282,644
Units redeemed and transferred to
   other funding options.........      (182,895)      (230,608)       (91,106)      (146,996)    (1,672,534)    (1,594,433)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,183,618      1,243,556      1,127,682      1,186,950      5,188,338      5,489,056
                                   =============  =============  =============  =============  =============  =============

                                     72

                                     73

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                        BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 20             ASSET ALLOCATION 40            ASSET ALLOCATION 60
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,400,862      1,167,711      54,182,854      61,035,350    116,005,965     128,955,524
Units issued and transferred
   from other funding options....         736,869        699,596         931,847         841,382      1,370,817       1,846,135
Units redeemed and transferred to
   other funding options.........       (435,088)      (466,445)     (6,513,246)     (7,693,878)   (12,821,328)    (14,795,694)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,702,643      1,400,862      48,601,455      54,182,854    104,555,454     116,005,965
                                   ==============  =============  ==============  ==============  =============  ==============

                                                                             BHFTII                         BHFTII
                                        BHFTII BRIGHTHOUSE             BRIGHTHOUSE/ARTISAN          BRIGHTHOUSE/DIMENSIONAL
                                        ASSET ALLOCATION 80               MID CAP VALUE           INTERNATIONAL SMALL COMPANY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018           2019            2018            2019            2018
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........     76,178,468      84,293,005      1,259,540       1,397,872         192,758        180,443
Units issued and transferred
   from other funding options....        885,013       1,464,078         46,222          45,798          15,775         37,282
Units redeemed and transferred to
   other funding options.........    (9,078,166)     (9,578,615)      (149,221)       (184,130)        (35,657)       (24,967)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................     67,985,315      76,178,468      1,156,541       1,259,540         172,876        192,758
                                   =============  ==============  =============  ==============  ==============  =============

                                               BHFTII
                                       BRIGHTHOUSE/WELLINGTON                 BHFTII
                                      CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019           2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       7,071,945       8,065,026        299,847         334,543      5,185,554       5,851,692
Units issued and transferred
   from other funding options....         150,221         158,335          8,157          13,060        165,765         328,589
Units redeemed and transferred to
   other funding options.........     (1,047,104)     (1,151,416)       (44,443)        (47,756)      (722,620)       (994,727)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       6,175,062       7,071,945        263,561         299,847      4,628,699       5,185,554
                                   ==============  ==============  =============  ==============  =============  ==============

                                           BHFTII LOOMIS                     BHFTII                     BHFTII METLIFE
                                      SAYLES SMALL CAP GROWTH     METLIFE AGGREGATE BOND INDEX        MID CAP STOCK INDEX
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   --------------  -------------   -------------  -------------  --------------  -------------

Units beginning of year..........         598,751        663,494         364,861        380,179         227,511        235,340
Units issued and transferred
   from other funding options....          45,151         65,652          96,761         83,347          10,905         13,038
Units redeemed and transferred to
   other funding options.........       (100,995)      (130,395)        (72,016)       (98,665)        (39,977)       (20,867)
                                   --------------  -------------   -------------  -------------  --------------  -------------
Units end of year................         542,907        598,751         389,606        364,861         198,439        227,511
                                   ==============  =============   =============  =============  ==============  =============

                                            BHFTII METLIFE               BHFTII METLIFE                 BHFTII METLIFE
                                          MSCI EAFE(R) INDEX          RUSSELL 2000(R) INDEX               STOCK INDEX
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2019           2018          2019           2018            2019          2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        198,811        196,043        178,320        201,681      2,093,474      2,193,082
Units issued and transferred
   from other funding options......         38,193         22,305         21,853         19,022        116,601        130,553
Units redeemed and transferred to
   other funding options...........       (15,708)       (19,537)       (33,034)       (42,383)      (242,605)      (230,161)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        221,296        198,811        167,139        178,320      1,967,470      2,093,474
                                     =============  =============  =============  =============  =============  =============

                                                                                                            BHFTII
                                     BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2019           2018            2019           2018          2019            2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      1,526,483      1,706,359      5,148,170      5,592,115      1,285,117      1,442,099
Units issued and transferred
   from other funding options......         28,588         53,492        184,401        272,923         55,328         63,099
Units redeemed and transferred to
   other funding options...........      (213,509)      (233,368)      (785,078)      (716,868)      (180,886)      (220,081)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      1,341,562      1,526,483      4,547,493      5,148,170      1,159,559      1,285,117
                                     =============  =============  =============  =============  =============  =============

                                       BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE             BHFTII VANECK
                                         LARGE CAP GROWTH              SMALL CAP GROWTH         GLOBAL NATURAL RESOURCES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,104,971      2,387,060        346,280        381,890        295,053        320,499
Units issued and transferred
   from other funding options....        117,025        176,285          3,107         11,937         67,073         55,816
Units redeemed and transferred to
   other funding options.........      (298,340)      (458,374)       (38,004)       (47,547)       (39,501)       (81,262)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,923,656      2,104,971        311,383        346,280        322,625        295,053
                                   =============  =============  =============  =============  =============  =============

                                              BHFTII
                                     WESTERN ASSET MANAGEMENT         BHFTII WESTERN ASSET           DWS GOVERNMENT &
                                   STRATEGIC BOND OPPORTUNITIES    MANAGEMENT U.S. GOVERNMENT      AGENCY SECURITIES VIP
                                            SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2019           2018            2019           2018          2019           2018
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........      5,028,334      5,536,769         213,839        220,773         15,146         17,638
Units issued and transferred
   from other funding options....        176,150        287,682         111,670         19,195            105            526
Units redeemed and transferred to
   other funding options.........      (721,401)      (796,117)        (39,606)       (26,129)          (654)        (3,018)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................      4,483,083      5,028,334         285,903        213,839         14,597         15,146
                                   =============  =============   =============  =============  =============  =============

                                     74

                                     75

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                       FIDELITY(R) VIP GROWTH           FTVIPT TEMPLETON
                                   FIDELITY(R) VIP EQUITY-INCOME            OPPORTUNITIES                  FOREIGN VIP
                                            SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ----------------------------
                                       2019            2018             2019            2018           2019            2018
                                   -------------  -------------    --------------  --------------  -------------  -------------

Units beginning of year..........        191,244        214,350             4,044           6,893      1,087,268      1,141,652
Units issued and transferred
   from other funding options....          9,216         10,272                 5               8         72,650         83,904
Units redeemed and transferred to
   other funding options.........       (30,783)       (33,378)             (958)         (2,857)      (129,318)      (138,288)
                                   -------------  -------------    --------------  --------------  -------------  -------------
Units end of year................        169,677        191,244             3,091           4,044      1,030,600      1,087,268
                                   =============  =============    ==============  ==============  =============  =============

                                    INVESCO V.I. INTERNATIONAL
                                              GROWTH                  PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ------------------------------
                                        2019           2018           2019            2018           2019            2018
                                   --------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........         199,022        210,700        197,787        218,034         376,934         530,918
Units issued and transferred
   from other funding options....           3,586         19,176         13,082         29,028           5,069          13,966
Units redeemed and transferred to
   other funding options.........        (26,263)       (30,854)       (27,801)       (49,275)        (96,715)       (167,950)
                                   --------------  -------------  -------------  -------------  --------------  --------------
Units end of year................         176,345        199,022        183,068        197,787         285,288         376,934
                                   ==============  =============  =============  =============  ==============  ==============

                                                                              PUTNAM VT              RUSSELL GLOBAL REAL ESTATE
                                      PUTNAM VT EQUITY INCOME            SUSTAINABLE LEADERS                 SECURITIES
                                            SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         517,006         586,901          69,569          77,169           9,494          12,217
Units issued and transferred
   from other funding options....           7,326           7,663           8,861           1,626             242             392
Units redeemed and transferred to
   other funding options.........        (77,500)        (77,558)         (7,023)         (9,226)         (1,566)         (3,115)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         446,832         517,006          71,407          69,569           8,170           9,494
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                        RUSSELL INTERNATIONAL                                               RUSSELL U.S.
                                          DEVELOPED MARKETS           RUSSELL STRATEGIC BOND              SMALL CAP EQUITY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          96,809         115,748         147,554         208,294          41,065          46,475
Units issued and transferred
   from other funding options....           5,667           3,733          13,173          11,501           1,765             834
Units redeemed and transferred to
   other funding options.........        (25,616)        (22,672)        (36,370)        (72,241)         (9,804)         (6,244)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          76,860          96,809         124,357         147,554          33,026          41,065
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                          RUSSELL U.S. STRATEGIC EQUITY
                                                   SUB-ACCOUNT
                                         -------------------------------
                                              2019             2018
                                         --------------  ---------------

Units beginning of year................         218,528          251,011
Units issued and transferred
   from other funding options..........           5,171            3,744
Units redeemed and transferred to
   other funding options...............        (52,400)         (36,227)
                                         --------------  ---------------
Units end of year......................         171,299          218,528
                                         ==============  ===============

                                     76

                                     77

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2019:

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------

  American Funds(R) Global        2019     1,589,177     55.70 - 72.30     111,484,416
     Growth Sub-Account           2018     1,850,149     41.97 - 53.85      96,855,465
                                  2017     1,966,417     47.03 - 59.65     114,161,057
                                  2016     2,325,225     36.46 - 45.71     103,643,942
                                  2015     2,439,297     36.93 - 45.77     108,934,361

  American Funds(R) Global Small  2019       462,466     46.68 - 59.90      26,865,501
     Capitalization Sub-Account   2018       520,488     36.17 - 45.89      23,204,077
                                  2017       558,251     41.22 - 51.69      28,045,030
                                  2016       628,933     33.37 - 41.36      25,322,977
                                  2015       661,511     33.31 - 40.82      26,320,768

  American Funds(R) Growth        2019       273,076   360.73 - 545.20     140,755,276
     Sub-Account                  2018       307,090   281.13 - 420.04     122,244,250
                                  2017       354,990   287.27 - 424.27     143,094,780
                                  2016       412,462   228.20 - 333.19     130,932,854
                                  2015       452,298   212.42 - 306.61     132,364,951

  BHFTI AB Global Dynamic         2019     1,695,135     13.99 - 15.73      26,125,988
     Allocation Sub-Account       2018     1,885,948     12.10 - 13.42      24,867,403
                                  2017     2,098,786     13.28 - 14.54      30,016,919
                                  2016     2,337,314     11.94 - 12.89      29,737,529
                                  2015     2,509,143     11.77 - 12.54      31,148,630

  BHFTI American Funds(R)         2019    13,569,942     15.77 - 17.63     230,861,750
     Balanced Allocation          2018    14,674,665     13.50 - 14.94     212,430,647
     Sub-Account                  2017    15,647,937     14.43 - 15.82     240,479,236
                                  2016    16,822,895     12.63 - 13.71     224,761,044
                                  2015    17,709,534     11.98 - 12.89     223,038,172

  BHFTI American Funds(R)         2019    14,186,062     16.71 - 18.89     259,121,423
     Growth Allocation            2018    15,746,366     13.84 - 15.48     236,340,534
     Sub-Account                  2017    17,173,034     15.03 - 16.64     277,986,780
                                  2016    18,323,581     12.68 - 13.90     248,344,539
                                  2015    19,442,122     11.92 - 12.92     245,750,884

  BHFTI American Funds(R)         2019     1,492,044     22.01 - 24.88      35,803,573
     Growth Sub-Account           2018     1,563,939     17.29 - 19.34      29,243,383
                                  2017     1,803,557     17.79 - 19.69      34,515,126
                                  2016     2,028,328     14.24 - 15.60      30,849,664
                                  2015     2,207,865     13.36 - 14.48      31,283,615

  BHFTI American Funds(R)         2019     6,606,650     14.65 - 16.28     104,052,168
     Moderate Allocation          2018     7,172,225     12.89 - 14.20      98,790,377
     Sub-Account                  2017     7,726,991     13.65 - 14.89     111,985,572
                                  2016     8,284,233     12.35 - 13.36     107,998,955
                                  2015     8,704,425     11.80 - 12.64     107,696,619

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  American Funds(R) Global        2019      1.08          0.75 - 1.90        32.73 - 34.27
     Growth Sub-Account           2018      0.67          0.75 - 1.90     (10.77) - (9.73)
                                  2017      0.63          0.75 - 1.90        29.00 - 30.49
                                  2016      0.91          0.75 - 1.90      (1.27) - (0.13)
                                  2015      0.98          0.75 - 1.90          4.92 - 6.14

  American Funds(R) Global Small  2019      0.16          0.75 - 1.90        29.04 - 30.54
     Capitalization Sub-Account   2018      0.08          0.75 - 1.90    (12.24) - (11.22)
                                  2017      0.43          0.75 - 1.90        23.53 - 24.96
                                  2016      0.25          0.75 - 1.90          0.18 - 1.34
                                  2015        --          0.75 - 1.90      (1.62) - (0.48)

  American Funds(R) Growth        2019      0.74          0.75 - 1.90        28.31 - 29.80
     Sub-Account                  2018      0.42          0.75 - 1.90      (2.14) - (1.00)
                                  2017      0.49          0.75 - 1.90        25.89 - 27.34
                                  2016      0.76          0.75 - 1.90          7.43 - 8.67
                                  2015      0.58          0.75 - 1.90          4.85 - 6.06

  BHFTI AB Global Dynamic         2019      3.42          0.75 - 2.10        15.62 - 17.19
     Allocation Sub-Account       2018      1.64          0.75 - 2.10      (8.91) - (7.67)
                                  2017      1.47          0.75 - 2.10        11.26 - 12.77
                                  2016      1.58          0.75 - 2.10          1.44 - 2.82
                                  2015      3.29          0.75 - 2.10      (1.51) - (0.17)

  BHFTI American Funds(R)         2019      1.79          1.30 - 2.25        16.87 - 17.98
     Balanced Allocation          2018      1.45          1.30 - 2.25      (6.45) - (5.55)
     Sub-Account                  2017      1.47          1.30 - 2.25        14.26 - 15.35
                                  2016      1.62          1.30 - 2.25          5.41 - 6.42
                                  2015      1.41          1.30 - 2.25      (2.91) - (1.99)

  BHFTI American Funds(R)         2019      1.68          1.30 - 2.35        20.76 - 22.04
     Growth Allocation            2018      1.21          1.30 - 2.35      (7.97) - (6.99)
     Sub-Account                  2017      1.25          1.30 - 2.35        18.54 - 19.78
                                  2016      1.29          1.30 - 2.35          6.43 - 7.55
                                  2015      1.31          1.30 - 2.35      (3.06) - (2.04)

  BHFTI American Funds(R)         2019      0.43          1.30 - 2.35        27.31 - 28.65
     Growth Sub-Account           2018      0.39          1.30 - 2.35      (2.82) - (1.79)
                                  2017      0.40          1.30 - 2.35        24.94 - 26.25
                                  2016      0.29          1.30 - 2.35          6.57 - 7.69
                                  2015      0.85          1.30 - 2.35          4.02 - 5.12

  BHFTI American Funds(R)         2019      1.97          1.30 - 2.20        13.63 - 14.66
     Moderate Allocation          2018      1.73          1.30 - 2.20      (5.53) - (4.67)
     Sub-Account                  2017      1.76          1.30 - 2.20        10.51 - 11.51
                                  2016      1.91          1.30 - 2.20          4.68 - 5.63
                                  2015      1.48          1.30 - 2.20      (2.89) - (2.01)

                                     78

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTI AQR Global Risk          2019       545,943     11.22 - 13.54       6,980,532
     Balanced Sub-Account        2018       666,558      9.61 - 11.38       7,193,407
                                 2017       792,383     10.43 - 12.24       9,284,950
                                 2016       917,246     10.34 - 11.23       9,918,414
                                 2015     1,002,811      9.70 - 10.38      10,103,496

  BHFTI BlackRock Global         2019     3,506,723     13.58 - 15.27      51,979,055
     Tactical Strategies         2018     3,964,561     11.50 - 12.76      49,195,191
     Sub-Account                 2017     4,379,971     12.65 - 13.85      59,214,138
                                 2016     4,759,942     11.37 - 12.31      57,468,349
                                 2015     5,126,239     11.10 - 11.88      59,888,787

  BHFTI BlackRock High Yield     2019       429,330     26.89 - 37.73      13,877,311
     Sub-Account                 2018       456,512     23.94 - 33.10      13,018,379
                                 2017       489,543     25.20 - 34.33      14,586,572
                                 2016       512,162     23.90 - 32.10      14,337,055
                                 2015       577,469     21.44 - 28.38      14,342,425

  BHFTI Brighthouse Asset        2019     6,248,549     19.43 - 25.44     141,032,453
     Allocation 100 Sub-Account  2018     7,253,982     15.46 - 20.10     130,294,981
                                 2017     8,128,487     17.43 - 22.52     164,891,503
                                 2016     9,231,635     14.38 - 18.46     154,829,188
                                 2015    10,516,473     13.38 - 17.07     164,241,529

  BHFTI Brighthouse Balanced     2019     7,431,354     15.42 - 17.72     128,935,816
     Plus Sub-Account            2018     8,210,871     12.78 - 14.45     116,512,104
                                 2017     8,777,727     14.12 - 15.72     135,770,059
                                 2016     9,440,519     12.22 - 13.38     124,545,194
                                 2015     9,868,677     11.54 - 12.44     121,397,195

  BHFTI Brighthouse Small Cap    2019     1,229,637     29.25 - 39.32      40,345,098
     Value Sub-Account           2018     1,592,336     23.25 - 30.89      40,807,551
                                 2017     1,499,550     28.09 - 36.85      46,628,169
                                 2016     1,703,914     25.74 - 33.37      48,205,759
                                 2015     1,932,375     20.08 - 25.72      42,344,849

  BHFTI Brighthouse/Aberdeen     2019     3,766,933     10.68 - 22.14      46,430,652
     Emerging Markets Equity     2018     3,569,926      9.05 - 18.56      37,677,246
     Sub-Account                 2017     3,578,533     10.80 - 21.87      44,628,773
                                 2016     3,939,504      8.62 - 17.24      38,793,731
                                 2015     4,322,870      7.91 - 15.64      38,672,360

  BHFTI Brighthouse/Eaton        2019       201,877     11.35 - 12.57       2,427,451
     Vance Floating Rate         2018       272,020     10.86 - 11.90       3,116,808
     Sub-Account                 2017       285,317     11.09 - 12.02       3,316,226
                                 2016       302,346     10.95 - 11.74       3,446,358
                                 2015       325,945     10.26 - 10.89       3,469,835

  BHFTI Brighthouse/Franklin     2019     2,769,203      9.49 - 10.76      28,922,320
     Low Duration Total Return   2018     2,885,712      9.27 - 10.36      29,105,462
     Sub-Account                 2017     3,052,302      9.44 - 10.40      30,979,269
                                 2016     2,993,090      9.52 - 10.34      30,300,971
                                 2015     3,199,892      9.43 - 10.10      31,741,708

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI AQR Global Risk          2019      2.97          0.75 - 2.15        17.37 - 19.02
     Balanced Sub-Account        2018      0.38          0.75 - 2.20      (8.40) - (7.05)
                                 2017      1.73          0.75 - 2.20          7.42 - 8.98
                                 2016        --          0.75 - 2.20          6.59 - 8.15
                                 2015      5.65          0.75 - 2.20    (11.54) - (10.25)

  BHFTI BlackRock Global         2019      0.19          0.75 - 2.10        18.12 - 19.72
     Tactical Strategies         2018      1.41          0.75 - 2.10      (9.12) - (7.88)
     Sub-Account                 2017      0.67          0.75 - 2.10        10.96 - 12.46
                                 2016      1.46          0.75 - 2.15          2.21 - 3.65
                                 2015      1.55          0.75 - 2.20      (2.28) - (0.85)

  BHFTI BlackRock High Yield     2019      5.88          0.75 - 2.20        12.35 - 13.99
     Sub-Account                 2018      4.94          0.75 - 2.20      (5.00) - (3.60)
                                 2017      5.49          0.75 - 2.20          5.42 - 6.96
                                 2016      6.53          0.75 - 2.20        11.50 - 13.13
                                 2015      7.94          0.75 - 2.20      (6.14) - (4.76)

  BHFTI Brighthouse Asset        2019      1.51          0.75 - 2.35        24.52 - 26.53
     Allocation 100 Sub-Account  2018      1.03          0.75 - 2.35    (12.17) - (10.74)
                                 2017      1.23          0.75 - 2.35        20.09 - 22.02
                                 2016      2.27          0.75 - 2.35          6.45 - 8.16
                                 2015      1.30          0.75 - 2.35      (4.28) - (2.74)

  BHFTI Brighthouse Balanced     2019      2.02          0.75 - 2.35        20.70 - 22.64
     Plus Sub-Account            2018      1.66          0.75 - 2.35      (9.53) - (8.06)
                                 2017      1.54          0.75 - 2.35        15.59 - 17.45
                                 2016      2.85          0.75 - 2.35          5.85 - 7.56
                                 2015      2.11          0.75 - 2.35      (6.32) - (4.80)

  BHFTI Brighthouse Small Cap    2019      0.89          1.30 - 2.35        25.79 - 27.40
     Value Sub-Account           2018      1.01          1.30 - 2.35    (17.21) - (16.08)
                                 2017      0.91          1.30 - 2.35         9.11 - 10.54
                                 2016      1.07          1.30 - 2.35        28.21 - 29.86
                                 2015      0.10          1.30 - 2.35      (7.61) - (6.43)

  BHFTI Brighthouse/Aberdeen     2019      1.70          0.75 - 2.35        17.94 - 19.85
     Emerging Markets Equity     2018      2.64          0.75 - 2.35    (16.19) - (14.83)
     Sub-Account                 2017      1.10          0.75 - 2.35        25.36 - 27.37
                                 2016      0.99          0.75 - 2.35         8.91 - 10.67
                                 2015      1.84          0.75 - 2.35    (15.82) - (14.46)

  BHFTI Brighthouse/Eaton        2019      4.71          1.30 - 2.35          4.54 - 5.65
     Vance Floating Rate         2018      3.51          1.30 - 2.35      (2.03) - (0.99)
     Sub-Account                 2017      3.73          1.30 - 2.35          1.28 - 2.34
                                 2016      3.98          1.30 - 2.35          6.73 - 7.86
                                 2015      3.55          1.30 - 2.35      (3.14) - (2.12)

  BHFTI Brighthouse/Franklin     2019      3.33          0.75 - 2.20          2.36 - 3.85
     Low Duration Total Return   2018      1.79          0.75 - 2.20      (1.76) - (0.32)
     Sub-Account                 2017      1.42          0.75 - 2.20        (0.87) - 0.58
                                 2016      2.95          0.75 - 2.20          0.89 - 2.36
                                 2015      3.03          0.75 - 2.20      (2.79) - (1.36)

                                     79

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------

  BHFTI Brighthouse/Templeton   2019       335,258    11.87 - 13.28      4,374,740
     International Bond         2018       336,511    11.94 - 13.22      4,378,565
     Sub-Account                2017       360,230    12.04 - 13.19      4,678,664
                                2016       361,455    12.24 - 13.27      4,730,866
                                2015       363,028    12.36 - 13.25      4,753,496

  BHFTI                         2019       304,242    21.76 - 27.96      8,268,149
     Brighthouse/Wellington     2018       348,841    16.84 - 21.39      7,274,536
     Large Cap Research         2017       400,456    18.34 - 23.03      8,998,929
     Sub-Account                2016       421,113    15.34 - 19.04      7,818,355
                                2015       440,038    14.45 - 17.73      7,612,595

  BHFTI Clarion Global Real     2019     1,241,392    19.28 - 33.28     27,698,567
     Estate Sub-Account         2018     1,446,945    15.80 - 26.98     26,223,540
                                2017     1,568,111    17.69 - 29.86     31,612,221
                                2016     1,688,991    16.34 - 27.28     31,167,299
                                2015     1,794,608    16.56 - 27.35     33,355,379

  BHFTI Harris Oakmark          2019     1,651,893    26.08 - 31.07     47,825,749
     International Sub-Account  2018     1,811,464    21.44 - 25.28     42,848,687
                                2017     2,145,220    28.88 - 33.69     67,387,589
                                2016     2,406,649    22.67 - 26.17     59,096,362
                                2015     2,612,481    21.44 - 24.51     60,470,847

  BHFTI Invesco Balanced-Risk   2019     9,554,148      1.22 - 1.36     12,454,650
     Allocation Sub-Account     2018    10,641,133      1.09 - 1.19     12,151,873
                                2017    13,074,325      1.19 - 1.28     16,201,139
                                2016    13,924,976      1.10 - 1.18     15,907,275
                                2015    14,933,512      1.01 - 1.06     15,481,955

  BHFTI Invesco Comstock        2019     4,389,751    19.48 - 24.64    103,327,838
     Sub-Account                2018     4,831,901    15.96 - 19.87     92,001,894
                                2017     5,381,438    18.60 - 22.79    117,901,387
                                2016     6,085,911    16.14 - 19.45    114,185,355
                                2015     6,794,241    14.08 - 16.71    109,742,916

  BHFTI Invesco Global Equity   2019     1,600,496     1.81 - 44.82     43,274,079
     Sub-Account                2018     1,874,810     1.39 - 34.32     38,203,264
                                2017     2,006,511     1.62 - 39.81     47,850,909
                                2016     2,375,953     1.20 - 29.34     41,464,839
                                2015     2,485,407     1.21 - 29.49     44,037,305

  BHFTI Invesco Small Cap       2019     1,296,395    22.76 - 39.17     46,110,841
     Growth Sub-Account         2018     1,406,098    18.52 - 31.90     40,865,431
                                2017     1,576,249    20.59 - 35.54     51,217,035
                                2016     1,791,853    16.62 - 28.72     47,404,585
                                2015     2,013,774    15.09 - 26.11     48,601,568

  BHFTI JPMorgan Core Bond      2019     1,179,802    10.74 - 12.00     13,635,522
     Sub-Account                2018     1,179,244    10.15 - 11.23     12,812,203
                                2017     1,387,089    10.38 - 11.38     15,316,767
                                2016     1,192,318    10.27 - 11.16     12,983,344
                                2015     1,289,783    10.28 - 11.06     13,976,305

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Brighthouse/Templeton   2019      8.22         0.75 - 1.80         (0.64) - 0.41
     International Bond         2018        --         0.75 - 1.80         (0.81) - 0.24
     Sub-Account                2017        --         0.75 - 1.80       (1.64) - (0.61)
                                2016        --         0.75 - 1.80         (0.92) - 0.12
                                2015      8.12         0.75 - 1.80       (5.87) - (4.88)

  BHFTI                         2019      0.91         0.75 - 1.90         29.22 - 30.72
     Brighthouse/Wellington     2018      0.82         0.75 - 1.90       (8.17) - (7.10)
     Large Cap Research         2017      0.87         0.75 - 1.90         19.56 - 20.93
     Sub-Account                2016      2.21         0.75 - 1.90           6.15 - 7.38
                                2015      0.73         0.75 - 1.90           2.45 - 3.63

  BHFTI Clarion Global Real     2019      3.08         0.75 - 2.25         22.03 - 23.88
     Estate Sub-Account         2018      5.95         0.75 - 2.25      (10.69) - (9.33)
                                2017      3.48         0.75 - 2.25           8.29 - 9.92
                                2016      2.10         0.75 - 2.25         (1.37) - 0.12
                                2015      3.85         0.75 - 2.25       (3.60) - (2.14)

  BHFTI Harris Oakmark          2019      2.21         1.30 - 2.35         21.63 - 22.91
     International Sub-Account  2018      1.76         1.30 - 2.35     (25.75) - (24.96)
                                2017      1.62         1.30 - 2.35         27.41 - 28.75
                                2016      2.13         1.30 - 2.35           5.67 - 6.78
                                2015      3.10         1.30 - 2.35       (6.74) - (5.76)

  BHFTI Invesco Balanced-Risk   2019        --         0.75 - 2.15         12.83 - 14.42
     Allocation Sub-Account     2018      1.14         0.75 - 2.15       (8.44) - (7.14)
                                2017      3.78         0.75 - 2.15           7.67 - 9.18
                                2016      0.15         0.75 - 2.20          9.29 - 10.88
                                2015      2.82         0.75 - 2.20       (6.29) - (4.92)

  BHFTI Invesco Comstock        2019      2.11         0.75 - 2.35         22.05 - 24.02
     Sub-Account                2018      0.62         0.75 - 2.35     (14.21) - (12.81)
                                2017      2.25         0.75 - 2.35         15.29 - 17.14
                                2016      2.53         0.75 - 2.35         14.57 - 16.42
                                2015      2.86         0.75 - 2.35       (8.16) - (6.67)

  BHFTI Invesco Global Equity   2019      0.80         0.75 - 1.90         29.09 - 30.58
     Sub-Account                2018      1.00         0.75 - 1.90     (14.79) - (13.80)
                                2017      0.90         0.75 - 1.90         34.17 - 35.72
                                2016      0.92         0.75 - 1.90       (1.66) - (0.52)
                                2015      0.94         0.75 - 1.90           1.98 - 3.29

  BHFTI Invesco Small Cap       2019        --         1.30 - 2.35         21.52 - 22.90
     Growth Sub-Account         2018        --         1.30 - 2.35     (11.17) - (10.05)
                                2017        --         1.30 - 2.35         22.43 - 23.87
                                2016        --         1.30 - 2.35          8.85 - 10.17
                                2015      0.01         1.30 - 2.35       (3.99) - (2.79)

  BHFTI JPMorgan Core Bond      2019      4.48         1.30 - 2.25           5.81 - 6.82
     Sub-Account                2018      2.72         1.30 - 2.25       (2.22) - (1.28)
                                2017      2.40         1.30 - 2.25           1.02 - 1.98
                                2016      2.70         1.30 - 2.25         (0.04) - 0.91
                                2015      2.32         1.30 - 2.25       (1.75) - (0.81)

                                     80

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------

  BHFTI JPMorgan Global            2019    10,010,827      1.40 - 1.56      15,139,139
     Active Allocation             2018    11,274,524      1.22 - 1.35      14,727,446
     Sub-Account                   2017    11,548,791      1.35 - 1.46      16,459,301
                                   2016    11,950,928      1.18 - 1.26      14,777,253
                                   2015    11,943,206      1.17 - 1.24      14,519,235

  BHFTI JPMorgan Small Cap         2019       326,712    22.11 - 26.18       8,367,335
     Value Sub-Account             2018       335,401    18.91 - 22.13       7,275,032
                                   2017       369,732    22.39 - 25.90       9,403,867
                                   2016       370,317    22.09 - 25.26       9,191,747
                                   2015       405,607    17.25 - 19.50       7,786,967

  BHFTI Loomis Sayles Global       2019       530,213    22.18 - 25.61      12,943,523
     Allocation Sub-Account        2018       592,193    17.81 - 20.34      11,535,397
                                   2017       624,052    19.27 - 21.79      13,060,560
                                   2016       651,629    16.04 - 17.95      11,273,406
                                   2015       792,857    15.68 - 17.35      13,296,474

  BHFTI Loomis Sayles Growth       2019     4,184,291    15.81 - 27.02      78,788,875
     Sub-Account                   2018     4,649,267    12.98 - 22.12      71,866,591
                                   2017     5,163,312    14.16 - 24.08      87,171,564
                                   2016     5,827,981    12.13 - 20.57      84,280,301
                                   2015     6,631,372    11.98 - 20.25      94,887,012

  BHFTI MetLife Multi-Index        2019     5,331,384     1.46 - 15.99      10,518,171
     Targeted Risk Sub-Account     2018     5,672,619     1.23 - 13.24       9,817,871
                                   2017     6,436,270     1.35 - 14.37      12,362,576
                                   2016     2,797,436     1.19 - 12.53       5,881,726
                                   2015     3,142,871     1.16 - 12.10       5,960,197

  BHFTI MFS(R) Research            2019     4,554,942    17.41 - 32.50      99,932,443
     International Sub-Account     2018     5,024,558    13.88 - 25.47      87,005,436
                                   2017     5,405,160    16.51 - 29.81     110,320,331
                                   2016     6,134,222    13.17 - 23.39      98,661,995
                                   2015     6,494,721    13.59 - 23.75     106,874,590

  BHFTI Morgan Stanley             2019     1,870,959    29.87 - 38.17      65,477,282
     Discovery Sub-Account         2018     2,178,313    21.72 - 27.40      55,045,283
                                   2017     2,510,513    20.10 - 25.03      58,318,150
                                   2016     2,899,820    14.64 - 17.99      48,634,370
                                   2015     3,072,912    16.30 - 19.77      56,830,754

  BHFTI PanAgora Global            2019       613,609      1.23 - 1.34         792,593
     Diversified Risk Sub-Account  2018       535,661      1.03 - 1.10         571,634
                                   2017       980,593      1.14 - 1.20       1,152,304
                                   2016     1,024,246      1.04 - 1.08       1,083,292
                                   2015        83,104      0.96 - 0.98          79,969

  BHFTI PIMCO Inflation            2019     4,475,825    13.05 - 17.04      70,243,121
     Protected Bond                2018     4,859,109    12.34 - 15.86      71,198,525
     Sub-Account                   2017     5,338,606    12.95 - 16.37      81,095,258
                                   2016     5,428,636    12.81 - 15.94      80,538,491
                                   2015     5,839,782    12.49 - 15.30      83,573,880

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI JPMorgan Global            2019      2.73         0.75 - 2.20         14.37 - 16.04
     Active Allocation             2018      1.60         0.75 - 2.20       (9.22) - (7.88)
     Sub-Account                   2017      2.56         0.75 - 2.15         14.18 - 15.79
                                   2016      2.12         0.75 - 2.15           0.71 - 2.13
                                   2015      2.72         0.75 - 2.15         (1.25) - 0.14

  BHFTI JPMorgan Small Cap         2019      1.10         0.75 - 1.90         16.90 - 18.26
     Value Sub-Account             2018      1.06         0.75 - 1.90     (15.54) - (14.55)
                                   2017      1.17         0.75 - 1.90           1.37 - 2.54
                                   2016      1.60         0.75 - 1.90         28.05 - 29.53
                                   2015      1.13         0.75 - 1.90       (9.18) - (8.12)

  BHFTI Loomis Sayles Global       2019      1.49         1.30 - 2.35         24.56 - 25.88
     Allocation Sub-Account        2018      1.85         1.30 - 2.35       (7.60) - (6.62)
                                   2017      1.35         1.30 - 2.35         20.12 - 21.39
                                   2016      1.77         1.30 - 2.35           2.34 - 3.42
                                   2015      1.57         1.30 - 2.35       (1.12) - (0.08)

  BHFTI Loomis Sayles Growth       2019      0.82         0.75 - 2.35         20.70 - 22.65
     Sub-Account                   2018      0.60         0.75 - 2.35       (9.23) - (7.76)
                                   2017      0.74         0.75 - 2.35         15.67 - 17.53
                                   2016      0.42         0.75 - 2.35           0.30 - 1.91
                                   2015      0.23         0.75 - 2.35       (6.27) - (4.75)

  BHFTI MetLife Multi-Index        2019      2.17         0.75 - 2.20         19.06 - 20.80
     Targeted Risk Sub-Account     2018      1.74         0.75 - 2.20       (9.22) - (7.88)
                                   2017      1.71         0.75 - 2.20         13.04 - 14.68
                                   2016      1.20         0.75 - 2.20           2.09 - 3.58
                                   2015      1.20         0.75 - 2.10       (3.26) - (1.95)

  BHFTI MFS(R) Research            2019      1.39         0.75 - 2.25         25.46 - 27.60
     International Sub-Account     2018      2.00         0.75 - 2.25     (15.92) - (14.54)
                                   2017      1.79         0.75 - 2.25         25.31 - 27.42
                                   2016      2.05         0.75 - 2.25       (3.08) - (1.51)
                                   2015      2.77         0.75 - 2.25       (3.96) - (2.33)

  BHFTI Morgan Stanley             2019        --         0.75 - 1.90         37.49 - 39.28
     Discovery Sub-Account         2018        --         0.75 - 1.90           8.07 - 9.47
                                   2017      0.16         0.75 - 1.90         37.29 - 39.17
                                   2016        --         0.75 - 1.90      (10.18) - (9.05)
                                   2015        --         0.75 - 1.90       (6.81) - (5.59)

  BHFTI PanAgora Global            2019      2.97         0.75 - 2.15         19.40 - 21.08
     Diversified Risk Sub-Account  2018        --         0.75 - 2.15       (9.57) - (8.29)
                                   2017        --         0.75 - 2.15         10.21 - 11.76
                                   2016      4.79         0.75 - 2.15          8.76 - 10.29
                                   2015      0.51         0.75 - 1.70       (7.07) - (6.18)

  BHFTI PIMCO Inflation            2019      3.40         0.75 - 2.35           5.76 - 7.46
     Protected Bond                2018      1.59         0.75 - 2.35       (4.69) - (3.14)
     Sub-Account                   2017      1.56         0.75 - 2.35           1.07 - 2.70
                                   2016        --         0.75 - 2.35           2.55 - 4.20
                                   2015      4.93         0.75 - 2.35       (5.36) - (3.83)

                                     81

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------

  BHFTI PIMCO Total Return     2019    16,815,980    16.48 - 22.46     339,643,627
     Sub-Account               2018    18,318,708    15.55 - 20.84     345,106,971
                               2017    20,037,478    15.96 - 21.02     382,857,957
                               2016    20,696,610    15.62 - 20.23     382,284,408
                               2015    22,440,680    15.57 - 19.84     408,353,492

  BHFTI Schroders Global       2019     6,340,348      1.42 - 1.59       9,682,952
     Multi-Asset Sub-Account   2018     7,826,883      1.20 - 1.32       9,950,446
                               2017     5,547,511      1.35 - 1.47       7,863,375
                               2016     5,999,349      1.21 - 1.29       7,548,570
                               2015     6,949,271      1.17 - 1.23       8,392,160

  BHFTI SSGA Growth and        2019     6,334,190    16.82 - 20.69     123,449,408
     Income ETF Sub-Account    2018     7,015,952    14.38 - 17.43     115,618,512
                               2017     7,942,940    15.72 - 18.78     141,674,574
                               2016     8,781,559    13.87 - 16.33     136,702,524
                               2015     9,555,148    13.41 - 15.56     142,277,778

  BHFTI SSGA Growth ETF        2019     2,228,646    17.32 - 21.29      42,825,380
     Sub-Account               2018     2,419,973    14.46 - 17.52      38,512,802
                               2017     2,709,188    16.20 - 19.35      48,040,197
                               2016     3,010,392    13.84 - 16.29      45,313,708
                               2015     3,298,669    13.24 - 15.36      47,115,565

  BHFTI T. Rowe Price Large    2019     4,295,485   36.32 - 137.36     491,572,063
     Cap Value Sub-Account     2018     4,808,502   28.89 - 109.24     440,696,268
                               2017     5,396,442   32.00 - 121.01     551,711,580
                               2016     6,154,931   27.52 - 104.07     544,732,180
                               2015     6,924,886    23.89 - 90.32     535,758,843

  BHFTI T. Rowe Price Mid Cap  2019     2,766,423    24.61 - 31.77      77,373,771
     Growth Sub-Account        2018     3,147,177    19.22 - 24.45      68,259,824
                               2017     3,555,842    20.12 - 25.21      80,121,936
                               2016     3,917,608    16.49 - 20.38      71,915,683
                               2015     4,314,401    15.88 - 19.35      75,659,023

  BHFTI Victory Sycamore Mid   2019     2,940,956    39.76 - 55.00     147,303,816
     Cap Value Sub-Account     2018     3,293,119    31.51 - 42.96     129,345,097
                               2017     3,671,304    35.86 - 48.18     162,408,333
                               2016     4,094,702    33.48 - 44.34     167,288,439
                               2015     4,441,107    29.63 - 38.68     159,124,999

  BHFTI Wells Capital          2019       475,251    26.25 - 30.95      13,727,495
     Management Mid Cap Value  2018       551,485    19.83 - 23.13      11,966,363
     Sub-Account               2017       625,533    23.42 - 27.03      15,947,251
                               2016       680,872    21.64 - 24.72      15,941,919
                               2015       722,802    19.57 - 22.12      15,223,734

  BHFTI Western Asset          2019       590,677    10.66 - 12.09       6,899,943
     Management Government     2018       538,593    10.13 - 11.33       5,938,080
     Income Sub-Account        2017       491,590    10.37 - 11.42       5,512,386
                               2016       523,252    10.33 - 11.21       5,762,899
                               2015       467,757    10.42 - 11.15       5,156,568

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI PIMCO Total Return     2019      2.90         0.75 - 2.35           5.94 - 7.77
     Sub-Account               2018      1.37         0.75 - 2.35       (2.56) - (0.82)
                               2017      1.76         0.75 - 2.35           2.08 - 3.89
                               2016      2.57         0.75 - 2.35           0.23 - 1.98
                               2015      5.31         0.75 - 2.35       (2.32) - (0.57)

  BHFTI Schroders Global       2019      1.51         0.75 - 2.20         18.85 - 20.58
     Multi-Asset Sub-Account   2018      1.63         0.75 - 2.20     (11.41) - (10.10)
                               2017      0.80         0.75 - 2.20         11.82 - 13.44
                               2016      1.42         0.75 - 2.20           3.35 - 4.86
                               2015      1.03         0.75 - 2.20       (3.04) - (1.62)

  BHFTI SSGA Growth and        2019      2.33         0.75 - 2.20         17.01 - 18.72
     Income ETF Sub-Account    2018      2.34         0.75 - 2.20       (8.57) - (7.22)
                               2017      2.42         0.75 - 2.20         13.35 - 15.00
                               2016      2.36         0.75 - 2.20           3.48 - 4.99
                               2015      2.30         0.75 - 2.20       (4.10) - (2.70)

  BHFTI SSGA Growth ETF        2019      1.94         0.75 - 2.20         19.78 - 21.53
     Sub-Account               2018      2.03         0.75 - 2.20      (10.74) - (9.43)
                               2017      2.11         0.75 - 2.20         17.04 - 18.74
                               2016      2.16         0.75 - 2.20           4.55 - 6.08
                               2015      2.01         0.75 - 2.20       (4.44) - (3.04)

  BHFTI T. Rowe Price Large    2019      2.16         0.75 - 2.35         23.58 - 25.74
     Cap Value Sub-Account     2018      1.87         0.75 - 2.35      (11.28) - (9.73)
                               2017      2.09         0.75 - 2.35         14.24 - 16.28
                               2016      2.87         0.75 - 2.35         13.25 - 15.22
                               2015      1.59         0.75 - 2.35       (5.83) - (4.13)

  BHFTI T. Rowe Price Mid Cap  2019      0.05         0.85 - 2.35         28.02 - 29.96
     Growth Sub-Account        2018        --         0.85 - 2.35       (4.48) - (3.02)
                               2017        --         0.85 - 2.35         21.85 - 23.69
                               2016        --         0.85 - 2.35           3.75 - 5.32
                               2015        --         0.85 - 2.35           4.20 - 5.77

  BHFTI Victory Sycamore Mid   2019      1.11         0.75 - 2.20         26.18 - 28.26
     Cap Value Sub-Account     2018      0.59         0.75 - 2.20     (12.11) - (10.72)
                               2017      0.95         0.75 - 2.20           7.10 - 8.85
                               2016      0.67         0.75 - 2.20         12.99 - 14.80
                               2015      0.50         0.75 - 2.20      (10.96) - (9.53)

  BHFTI Wells Capital          2019      0.67         1.30 - 2.35         32.38 - 33.78
     Management Mid Cap Value  2018      0.98         1.30 - 2.35     (15.32) - (14.42)
     Sub-Account               2017      1.06         1.30 - 2.35           8.22 - 9.36
                               2016      0.84         1.30 - 2.35         10.55 - 11.72
                               2015      0.65         1.30 - 2.35     (11.23) - (10.29)

  BHFTI Western Asset          2019      2.55         0.75 - 2.20           5.15 - 6.69
     Management Government     2018      2.84         0.75 - 2.20       (2.25) - (0.82)
     Income Sub-Account        2017      2.17         0.75 - 2.20           0.37 - 1.84
                               2016      2.00         0.75 - 2.20         (0.89) - 0.56
                               2015      2.21         0.75 - 2.20       (1.76) - (0.32)

                                     82

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------

  BHFTII Baillie Gifford        2019       886,680    12.14 - 22.98     15,303,377
     International Stock        2018       993,877     9.39 - 17.51     13,116,579
     Sub-Account                2017     1,019,937    11.61 - 21.32     16,546,578
                                2016     1,223,325     8.81 - 15.94     14,917,094
                                2015     1,337,151     8.59 - 15.30     15,812,446

  BHFTII BlackRock Bond         2019     1,183,618    54.69 - 83.08     91,277,193
     Income Sub-Account         2018     1,243,556    50.88 - 76.41     88,430,582
                                2017     1,331,858    52.18 - 77.47     96,014,059
                                2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734

  BHFTII BlackRock Capital      2019     1,127,682    3.49 - 100.76     14,919,005
     Appreciation Sub-Account   2018     1,186,950     2.66 - 76.41     11,432,231
                                2017     1,282,351     2.64 - 75.17     11,555,941
                                2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029

  BHFTII BlackRock              2019     5,188,338     8.30 - 10.99     49,084,268
     Ultra-Short Term Bond      2018     5,489,056     8.34 - 10.87     51,886,956
     Sub-Account                2017     5,800,845     8.40 - 10.78     54,680,002
                                2016     6,971,036     8.54 - 10.80     66,180,659
                                2015     7,501,150     8.73 - 10.87     72,197,981

  BHFTII Brighthouse Asset      2019     1,702,643    14.33 - 17.72     27,454,604
     Allocation 20 Sub-Account  2018     1,400,862    13.11 - 15.98     20,617,259
                                2017     1,167,711    13.76 - 16.53     17,869,495
                                2016       967,598    13.15 - 15.58     13,943,996
                                2015       717,455    12.86 - 15.02      9,970,866

  BHFTII Brighthouse Asset      2019    48,601,455    15.32 - 19.53    880,349,154
     Allocation 40 Sub-Account  2018    54,182,854    13.57 - 17.02    859,734,021
                                2017    61,035,350    14.53 - 17.94  1,025,469,677
                                2016    68,430,242    13.44 - 16.33  1,052,085,077
                                2015    75,171,316    12.97 - 15.51  1,102,776,836

  BHFTII Brighthouse Asset      2019   104,555,454    17.31 - 22.21  2,152,131,911
     Allocation 60 Sub-Account  2018   116,005,965    14.70 - 18.73  2,023,222,759
                                2017   128,955,524    15.88 - 20.11  2,422,932,121
                                2016   141,782,418    14.04 - 17.66  2,346,890,764
                                2015   155,063,013    13.29 - 16.61  2,423,700,431

  BHFTII Brighthouse Asset      2019    67,985,315    18.44 - 24.38  1,446,605,509
     Allocation 80 Sub-Account  2018    76,178,468    15.20 - 19.85  1,328,960,478
                                2017    84,293,005    16.77 - 21.77  1,624,574,554
                                2016    94,037,132    14.27 - 18.40  1,542,949,172
                                2015   102,900,180    13.38 - 17.15  1,583,646,939

  BHFTII Brighthouse/Artisan    2019     1,156,541    22.94 - 27.33     29,385,929
     Mid Cap Value Sub-Account  2018     1,259,540    19.02 - 22.43     26,368,120
                                2017     1,397,872    22.49 - 26.25     34,392,233
                                2016     1,583,111    20.44 - 23.63     35,205,969
                                2015     1,752,245    17.04 - 19.51     32,306,647

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTII Baillie Gifford        2019      1.08         0.85 - 2.35         29.33 - 31.29
     International Stock        2018      0.93         0.85 - 2.35     (19.13) - (17.90)
     Sub-Account                2017      1.00         0.85 - 2.35         31.77 - 33.75
                                2016      1.40         0.85 - 2.35           2.61 - 4.16
                                2015      1.45         0.85 - 2.35       (4.44) - (3.00)

  BHFTII BlackRock Bond         2019      3.59         0.75 - 1.90           7.49 - 8.73
     Income Sub-Account         2018      3.19         0.75 - 1.90       (2.50) - (1.36)
                                2017      2.93         0.75 - 1.90           1.90 - 3.07
                                2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)

  BHFTII BlackRock Capital      2019      0.21         0.75 - 1.90         30.22 - 31.86
     Appreciation Sub-Account   2018      0.12         0.75 - 1.90         (4.72) - 1.66
                                2017      0.10         0.75 - 1.90         31.42 - 32.93
                                2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48

  BHFTII BlackRock              2019      1.53         0.75 - 2.35         (0.49) - 1.12
     Ultra-Short Term Bond      2018      0.77         0.75 - 2.35         (0.82) - 0.79
     Sub-Account                2017      0.09         0.75 - 2.35       (1.70) - (0.12)
                                2016        --         0.75 - 2.35       (2.21) - (0.50)
                                2015        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2019      2.26         0.75 - 2.20          9.31 - 10.90
     Allocation 20 Sub-Account  2018      2.33         0.75 - 2.20       (4.74) - (3.34)
                                2017      2.10         0.75 - 2.20           4.61 - 6.14
                                2016      3.56         0.75 - 2.20           2.26 - 3.75
                                2015      2.27         0.75 - 2.20       (2.75) - (1.33)

  BHFTII Brighthouse Asset      2019      2.17         0.75 - 2.35         12.91 - 14.73
     Allocation 40 Sub-Account  2018      1.99         0.75 - 2.35       (6.63) - (5.12)
                                2017      1.97         0.75 - 2.35           8.08 - 9.82
                                2016      3.55         0.75 - 2.35           3.62 - 5.29
                                2015      0.27         0.75 - 2.35       (3.37) - (1.81)

  BHFTII Brighthouse Asset      2019      1.94         0.75 - 2.35         16.65 - 18.53
     Allocation 60 Sub-Account  2018      1.64         0.75 - 2.35       (8.32) - (6.83)
                                2017      1.72         0.75 - 2.35         12.07 - 13.88
                                2016      3.15         0.75 - 2.35           4.62 - 6.30
                                2015      0.54         0.75 - 2.35       (3.56) - (2.01)

  BHFTII Brighthouse Asset      2019      1.75         0.75 - 2.35         20.85 - 22.80
     Allocation 80 Sub-Account  2018      1.31         0.75 - 2.35      (10.26) - (8.80)
                                2017      1.54         0.75 - 2.35         16.40 - 18.27
                                2016      2.94         0.75 - 2.35           5.63 - 7.33
                                2015      0.33         0.75 - 2.35       (3.98) - (2.43)

  BHFTII Brighthouse/Artisan    2019      0.51         1.30 - 2.35         20.57 - 21.84
     Mid Cap Value Sub-Account  2018      0.38         1.30 - 2.35     (15.44) - (14.54)
                                2017      0.49         1.30 - 2.35          9.93 - 11.09
                                2016      0.86         1.30 - 2.35         19.80 - 21.07
                                2015      0.92         1.30 - 2.35     (11.76) - (10.83)

                                     83

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------

  BHFTII                          2019       172,876    23.32 - 27.42      4,388,845
     Brighthouse/Dimensional      2018       192,758    19.37 - 22.45      4,045,572
     International Small Company  2017       180,443    24.94 - 28.48      4,826,011
     Sub-Account                  2016       221,680    19.54 - 22.00      4,598,162
                                  2015       190,177    18.87 - 20.94      3,794,658

  BHFTII                          2019     6,175,062    26.20 - 97.75    258,813,635
     Brighthouse/Wellington       2018     7,071,945    20.51 - 75.21    229,409,483
     Core Equity Opportunities    2017     8,065,026    21.05 - 75.85    265,876,710
     Sub-Account                  2016     9,007,829    18.10 - 64.18    254,395,534
                                  2015     8,189,551    17.28 - 58.38    186,920,427

  BHFTII Frontier Mid Cap         2019       263,561    26.92 - 31.24      7,730,734
     Growth Sub-Account           2018       299,847    20.73 - 23.83      6,735,050
                                  2017       334,543    22.53 - 25.66      8,126,910
                                  2016       404,243    18.44 - 20.80      7,999,144
                                  2015       451,098    17.73 - 20.04      8,635,312

  BHFTII Jennison Growth          2019     4,628,699    15.78 - 47.00    135,557,151
     Sub-Account                  2018     5,185,554    12.07 - 35.77    116,272,297
                                  2017     5,851,692    12.22 - 36.04    132,795,952
                                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658

  BHFTII Loomis Sayles Small      2019       542,907    25.37 - 31.45     15,872,027
     Cap Growth Sub-Account       2018       598,751    20.44 - 25.05     14,007,030
                                  2017       663,494    20.78 - 25.17     15,636,930
                                  2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169

  BHFTII MetLife Aggregate        2019       389,606     1.93 - 20.31      7,020,472
     Bond Index Sub-Account       2018       364,861     1.80 - 18.88      6,162,312
                                  2017       380,179     1.82 - 19.12      6,496,838
                                  2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608

  BHFTII MetLife Mid Cap          2019       198,439    31.32 - 38.43      7,040,593
     Stock Index Sub-Account      2018       227,511    25.54 - 31.01      6,527,544
                                  2017       235,340    29.57 - 35.53      7,765,776
                                  2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895

  BHFTII MetLife MSCI EAFE(R)     2019       221,296    14.28 - 17.28      3,609,849
     Index Sub-Account            2018       198,811    12.01 - 14.40      2,696,471
                                  2017       196,043    14.29 - 16.98      3,143,926
                                  2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806

  BHFTII MetLife                  2019       167,139    30.78 - 37.24      5,782,643
     Russell 2000(R) Index        2018       178,320    25.13 - 30.13      5,014,307
     Sub-Account                  2017       201,681    28.94 - 34.38      6,488,648
                                  2016       184,537    25.88 - 30.47      5,270,961
                                  2015       190,582    21.88 - 25.53      4,560,702

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII                          2019      1.04         0.75 - 2.20         20.36 - 22.11
     Brighthouse/Dimensional      2018      2.54         0.75 - 2.20     (22.30) - (21.16)
     International Small Company  2017      1.99         0.75 - 2.20         27.62 - 29.47
     Sub-Account                  2016      1.86         0.75 - 2.20           3.52 - 5.04
                                  2015      1.66         0.75 - 2.20           3.45 - 4.96

  BHFTII                          2019      1.51         0.75 - 2.35         27.73 - 29.96
     Brighthouse/Wellington       2018      1.64         0.75 - 2.35       (2.58) - (0.84)
     Core Equity Opportunities    2017      1.45         0.75 - 2.35         16.17 - 18.18
     Sub-Account                  2016      1.67         0.75 - 2.35           0.66 - 6.44
                                  2015      1.64         0.75 - 2.35         (0.11) - 1.50

  BHFTII Frontier Mid Cap         2019        --         1.30 - 2.25         29.88 - 31.12
     Growth Sub-Account           2018        --         1.30 - 2.25       (8.01) - (7.12)
                                  2017        --         1.30 - 2.25         22.16 - 23.33
                                  2016        --         1.30 - 2.25           2.82 - 3.80
                                  2015        --         1.30 - 2.35           0.22 - 1.28

  BHFTII Jennison Growth          2019      0.22         0.75 - 2.35         29.42 - 31.51
     Sub-Account                  2018      0.13         0.75 - 2.35       (2.22) - (0.64)
                                  2017      0.10         0.75 - 2.35         33.82 - 35.97
                                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71

  BHFTII Loomis Sayles Small      2019        --         0.75 - 1.90         24.13 - 25.56
     Cap Growth Sub-Account       2018        --         0.75 - 1.90       (1.62) - (0.47)
                                  2017        --         0.75 - 1.90         24.31 - 25.74
                                  2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67

  BHFTII MetLife Aggregate        2019      2.99         0.75 - 2.20           5.99 - 7.53
     Bond Index Sub-Account       2018      2.79         0.75 - 2.20       (2.67) - (1.24)
                                  2017      2.74         0.75 - 2.20           0.70 - 2.17
                                  2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)

  BHFTII MetLife Mid Cap          2019      1.13         1.30 - 2.35         22.62 - 23.92
     Stock Index Sub-Account      2018      0.98         1.30 - 2.35     (13.63) - (12.71)
                                  2017      1.20         1.30 - 2.35         12.93 - 14.11
                                  2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)

  BHFTII MetLife MSCI EAFE(R)     2019      2.44         1.30 - 2.20         18.93 - 20.01
     Index Sub-Account            2018      2.76         1.30 - 2.20     (16.00) - (15.24)
                                  2017      2.40         1.30 - 2.20         21.84 - 22.94
                                  2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)

  BHFTII MetLife                  2019      0.94         1.30 - 2.20         22.48 - 23.59
     Russell 2000(R) Index        2018      0.86         1.30 - 2.20     (13.15) - (12.36)
     Sub-Account                  2017      1.18         1.30 - 2.20         11.82 - 12.83
                                  2016      1.08         1.30 - 2.20         18.29 - 19.36
                                  2015      0.95         1.30 - 2.20       (6.61) - (5.77)

                                     84

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTII MetLife Stock Index     2019     1,967,470     24.12 - 31.70      58,582,159
     Sub-Account                 2018     2,093,474     18.65 - 24.55      48,425,461
                                 2017     2,193,082     19.83 - 26.14      54,193,877
                                 2016     2,342,862     16.54 - 21.84      48,567,319
                                 2015     2,202,886     15.02 - 19.86      41,518,624

  BHFTII MFS(R) Total Return     2019     1,341,562     21.12 - 97.52      79,084,647
     Sub-Account                 2018     1,526,483     17.91 - 81.83      75,142,956
                                 2017     1,706,359     19.36 - 87.54      89,218,290
                                 2016     1,883,922     17.58 - 78.63      88,274,296
                                 2015     2,072,502     16.43 - 72.73      89,837,469

  BHFTII MFS(R) Value            2019     4,547,493     18.13 - 40.20     173,957,552
     Sub-Account                 2018     5,148,170     14.28 - 31.19     153,243,562
                                 2017     5,592,115     16.28 - 35.02     187,397,059
                                 2016     6,204,163     14.16 - 30.00     178,751,424
                                 2015     6,742,392     12.69 - 26.49     172,254,488

  BHFTII Neuberger Berman        2019     1,159,559     26.64 - 43.09      40,954,395
     Genesis Sub-Account         2018     1,285,117     21.08 - 33.55      35,513,817
                                 2017     1,442,099     23.20 - 36.34      43,407,734
                                 2016     1,622,186     20.57 - 31.70      42,776,681
                                 2015     1,787,234     17.77 - 26.98      40,330,154

  BHFTII T. Rowe Price Large     2019     1,923,656     14.90 - 50.19      70,430,635
     Cap Growth Sub-Account      2018     2,104,971     11.68 - 38.64      60,012,869
                                 2017     2,387,060     12.09 - 39.35      69,682,941
                                 2016     2,648,316      9.27 - 29.64      59,328,183
                                 2015     2,826,823      9.33 - 29.38      63,119,491

  BHFTII T. Rowe Price Small     2019       311,383     44.68 - 56.80      15,649,793
     Cap Growth Sub-Account      2018       346,280     34.28 - 43.12      13,283,108
                                 2017       381,890     37.48 - 48.83      15,938,394
                                 2016       383,309     31.18 - 40.08      13,279,921
                                 2015       354,053     28.50 - 36.17      11,167,946

  BHFTII VanEck Global           2019       322,625      9.14 - 10.51       3,302,987
     Natural Resources           2018       295,053       8.30 - 9.43       2,714,232
     Sub-Account                 2017       320,499     11.90 - 13.35       4,194,269
                                 2016       296,411     12.23 - 13.55       3,944,489
                                 2015       369,982       8.56 - 9.50       3,455,455

  BHFTII Western Asset           2019     4,483,083     27.79 - 44.12     163,289,336
     Management Strategic Bond   2018     5,028,334     24.90 - 38.83     162,513,748
     Opportunities Sub-Account   2017     5,536,769     26.57 - 40.67     188,961,655
                                 2016     6,144,561     25.20 - 37.86     196,877,487
                                 2015       242,504     26.20 - 30.62       6,971,544

  BHFTII Western Asset           2019       285,903     15.15 - 19.00       4,938,779
     Management U.S. Government  2018       213,839     14.64 - 18.20       3,555,467
     Sub-Account                 2017       220,773     14.87 - 18.31       3,716,077
                                 2016       281,647     14.94 - 18.25       4,704,631
                                 2015       346,447     15.12 - 18.30       5,873,926

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII MetLife Stock Index     2019      1.95          1.30 - 2.20        27.95 - 29.33
     Sub-Account                 2018      1.62          1.30 - 2.20      (6.91) - (5.93)
                                 2017      1.58          1.30 - 2.20        18.60 - 19.85
                                 2016      1.80          1.30 - 2.20         8.96 - 10.12
                                 2015      1.56          1.30 - 2.20      (1.28) - (0.24)

  BHFTII MFS(R) Total Return     2019      2.18          0.75 - 1.90        17.81 - 19.17
     Sub-Account                 2018      2.12          0.75 - 1.90      (7.59) - (6.52)
                                 2017      2.32          0.75 - 1.90        10.06 - 11.33
                                 2016      2.70          0.75 - 1.90          6.87 - 8.11
                                 2015      2.40          0.75 - 1.90      (2.27) - (1.14)

  BHFTII MFS(R) Value            2019      1.70          0.75 - 2.35        26.83 - 28.88
     Sub-Account                 2018      1.25          0.75 - 2.35    (12.34) - (10.92)
                                 2017      1.83          0.75 - 2.35        14.86 - 16.71
                                 2016      2.03          0.75 - 2.35        11.45 - 13.24
                                 2015      2.47          0.75 - 2.35      (2.68) - (1.11)

  BHFTII Neuberger Berman        2019      0.06          0.75 - 2.35        26.40 - 28.58
     Genesis Sub-Account         2018      0.17          0.75 - 2.35      (9.16) - (7.50)
                                 2017      0.24          0.75 - 2.35        12.81 - 14.77
                                 2016      0.28          0.75 - 2.35        15.64 - 17.68
                                 2015      0.23          0.75 - 2.35      (1.95) - (0.27)

  BHFTII T. Rowe Price Large     2019      0.22          0.85 - 2.35        27.56 - 29.88
     Cap Growth Sub-Account      2018      0.23          0.85 - 2.35      (3.46) - (1.78)
                                 2017      0.11          0.85 - 2.35        30.39 - 32.73
                                 2016      0.01          0.85 - 2.35        (0.83) - 0.90
                                 2015      0.02          0.85 - 2.35          7.95 - 9.84

  BHFTII T. Rowe Price Small     2019      0.01          0.85 - 1.90        30.34 - 31.71
     Cap Growth Sub-Account      2018      0.03          0.85 - 1.90      (8.55) - (7.57)
                                 2017      0.14          0.85 - 1.90        20.24 - 21.85
                                 2016      0.12          0.85 - 1.90         9.38 - 10.80
                                 2015      0.05          0.85 - 1.90          0.54 - 1.84

  BHFTII VanEck Global           2019      0.35          0.75 - 2.00        10.13 - 11.51
     Natural Resources           2018        --          0.75 - 2.00    (30.27) - (29.39)
     Sub-Account                 2017        --          0.75 - 2.00      (2.70) - (1.48)
                                 2016      0.58          0.75 - 2.00        40.89 - 42.67
                                 2015      0.21          0.75 - 2.20    (34.22) - (33.26)

  BHFTII Western Asset           2019      4.73          0.75 - 2.35        11.58 - 13.63
     Management Strategic Bond   2018      5.20          0.75 - 2.35      (6.27) - (4.52)
     Opportunities Sub-Account   2017      3.76          0.75 - 2.35          5.43 - 7.42
                                 2016      2.23          0.75 - 2.35          3.36 - 7.49
                                 2015      4.73          1.30 - 1.90      (3.85) - (3.08)

  BHFTII Western Asset           2019      2.38          1.30 - 2.20          3.48 - 4.41
     Management U.S. Government  2018      2.07          1.30 - 2.20      (1.51) - (0.61)
     Sub-Account                 2017      2.39          1.30 - 2.20        (0.53) - 0.37
                                 2016      2.41          1.30 - 2.20      (1.18) - (0.28)
                                 2015      2.02          1.30 - 2.20      (1.88) - (0.99)

                                     85

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------

  DWS Government & Agency        2019        14,597    17.21 - 18.55         269,371
     Securities VIP Sub-Account  2018        15,146    16.46 - 17.67         266,424
                                 2017        17,638    16.67 - 17.83         313,252
                                 2016        17,308    16.70 - 17.78         306,704
                                 2015        20,500    16.80 - 17.82         363,287

  Fidelity(R) VIP                2019       169,677   25.41 - 115.86       5,239,541
     Equity-Income Sub-Account   2018       191,244    20.36 - 92.34       4,651,416
                                 2017       214,350   22.66 - 102.29       5,799,280
                                 2016       240,861    20.48 - 91.99       5,954,992
                                 2015       237,912    17.72 - 79.17       5,093,334

  Fidelity(R) VIP Growth         2019         3,091            34.58         106,862
     Opportunities Sub-Account   2018         4,044    24.90 - 25.03         100,687
                                 2017         6,893    22.45 - 22.58         154,749
                                 2016         7,041    16.93 - 17.02         119,170
                                 2015         7,249    17.11 - 17.20         124,010

  FTVIPT Templeton Foreign       2019     1,030,600    14.43 - 38.12      17,831,522
     VIP Sub-Account             2018     1,087,268    13.05 - 34.32      16,927,503
                                 2017     1,141,652    15.72 - 41.12      21,326,773
                                 2016     1,247,219    13.71 - 35.70      20,418,848
                                 2015     1,344,591    13.03 - 33.74      20,859,605

  Invesco V.I. International     2019       176,345    18.37 - 38.31       4,842,042
     Growth Sub-Account          2018       199,022    14.41 - 30.27       4,328,119
                                 2017       210,700    17.09 - 36.16       5,482,419
                                 2016       230,766    14.02 - 29.85       4,956,521
                                 2015       248,546    14.20 - 30.45       5,437,676

  PIMCO VIT High Yield           2019       183,068    22.96 - 26.15       4,579,297
     Sub-Account                 2018       197,787    20.39 - 23.09       4,376,037
                                 2017       218,034    21.35 - 24.03       5,032,186
                                 2016       246,210    20.41 - 22.83       5,415,580
                                 2015       276,491    18.50 - 20.57       5,486,232

  PIMCO VIT Low Duration         2019       285,288    13.81 - 15.65       4,263,657
     Sub-Account                 2018       376,934    13.53 - 15.24       5,455,359
                                 2017       530,918    13.74 - 15.39       7,755,436
                                 2016       566,101    13.82 - 15.39       8,295,577
                                 2015       568,417    13.89 - 15.37       8,388,727

  Putnam VT Equity Income        2019       446,832    35.81 - 43.38      18,414,362
     Sub-Account                 2018       517,006    27.99 - 33.52      16,529,861
                                 2017       586,901    31.17 - 36.91      20,735,893
                                 2016       695,231    26.75 - 31.31      20,896,054
                                 2015       784,971    23.99 - 27.75      20,986,060

  Putnam VT Sustainable          2019        71,407    33.92 - 45.23       2,709,206
     Leaders Sub-Account         2018        69,569    25.33 - 33.60       1,966,913
                                 2017        77,169    26.19 - 34.57       2,244,881
                                 2016        84,259    20.64 - 27.10       1,920,534
                                 2015        91,294    19.49 - 25.47       1,949,587

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  DWS Government & Agency        2019      2.66         1.40 - 1.80           4.53 - 4.95
     Securities VIP Sub-Account  2018      2.81         1.40 - 1.80       (1.26) - (0.86)
                                 2017      2.52         1.40 - 1.80         (0.14) - 0.26
                                 2016      3.06         1.40 - 1.80       (0.65) - (0.25)
                                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)

  Fidelity(R) VIP                2019      1.80         1.30 - 1.90         24.72 - 25.67
     Equity-Income Sub-Account   2018      1.98         1.30 - 1.90      (10.27) - (9.57)
                                 2017      1.45         1.30 - 1.90         10.54 - 11.33
                                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)

  Fidelity(R) VIP Growth         2019      0.15                1.40                 38.88
     Opportunities Sub-Account   2018      0.13                1.40                 10.89
                                 2017      0.31                1.40                 32.65
                                 2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14

  FTVIPT Templeton Foreign       2019      1.77         0.85 - 1.90         10.41 - 11.88
     VIP Sub-Account             2018      2.73         0.85 - 1.90     (17.04) - (15.99)
                                 2017      2.62         0.85 - 1.90         14.50 - 16.03
                                 2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)

  Invesco V.I. International     2019      1.35         0.85 - 1.90         25.83 - 27.48
     Growth Sub-Account          2018      1.84         0.85 - 1.90     (16.81) - (15.70)
                                 2017      1.29         0.85 - 1.90         20.42 - 21.96
                                 2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)

  PIMCO VIT High Yield           2019      4.95         1.30 - 1.90         12.57 - 13.24
     Sub-Account                 2018      5.09         1.30 - 1.90       (4.49) - (3.91)
                                 2017      4.87         1.30 - 1.90           4.61 - 5.23
                                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)

  PIMCO VIT Low Duration         2019      2.79         1.30 - 1.90           2.07 - 2.68
     Sub-Account                 2018      1.87         1.30 - 1.90       (1.56) - (0.96)
                                 2017      1.34         1.30 - 1.90         (0.55) - 0.04
                                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)

  Putnam VT Equity Income        2019      2.06         0.75 - 1.90         27.95 - 29.43
     Sub-Account                 2018      0.71         0.75 - 1.90      (10.22) - (9.18)
                                 2017      1.75         0.75 - 1.90         16.54 - 17.89
                                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)

  Putnam VT Sustainable          2019      0.64         1.30 - 1.90         33.79 - 34.82
     Leaders Sub-Account         2018      0.01         1.30 - 1.90       (3.39) - (2.66)
                                 2017      0.81         1.30 - 1.90         26.80 - 27.76
                                 2016      0.93         1.30 - 1.90           5.76 - 6.56
                                 2015      0.69         1.30 - 1.90       (2.17) - (1.46)

                                     86

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  ---------------  -------------  -------------  ----------------  ----------------

  Russell Global Real Estate    2019        8,170    45.24 - 45.28        369,634      4.92                1.40                19.95
     Securities Sub-Account     2018        9,494    37.71 - 37.75        358,094      4.44                1.40               (7.04)
                                2017       12,217    40.57 - 40.60        495,679      3.44                1.40                10.25
                                2016       14,749    36.79 - 36.83        542,716      3.65                1.40                 1.59
                                2015       24,060    36.22 - 36.25        871,485      1.60                1.40               (1.15)

  Russell International         2019       76,860    20.22 - 20.30      1,554,442      2.42                1.40                18.06
     Developed Markets          2018       96,809    17.13 - 17.19      1,658,403      1.64                1.40              (16.06)
     Sub-Account                2017      115,748    20.41 - 20.48      2,362,328      2.47                1.40                23.24
                                2016      151,347    16.56 - 16.62      2,506,309      3.22                1.40                 0.94
                                2015      162,224    16.40 - 16.47      2,661,460      1.17                1.40               (2.69)

  Russell Strategic Bond        2019      124,357    21.34 - 21.42      2,653,361      2.71                1.40                 7.68
     Sub-Account                2018      147,554    19.81 - 19.89      2,923,912      2.09                1.40               (2.20)
                                2017      208,294    20.26 - 20.34      4,220,281      1.34                1.40                 2.42
                                2016      268,809    19.78 - 19.86      5,317,684      1.58                1.40                 1.67
                                2015      299,764    19.46 - 19.53      5,832,706      2.35                1.40               (1.53)

  Russell U.S. Small Cap        2019       33,026    26.55 - 26.62        877,029      0.53                1.40                21.36
     Equity Sub-Account         2018       41,065    21.88 - 21.94        898,544      0.46                1.40              (13.20)
                                2017       46,475    25.20 - 25.27      1,171,613      0.18                1.40                13.88
                                2016       59,458    22.13 - 22.19      1,316,184      0.83                1.40                17.01
                                2015       63,858    18.91 - 18.97      1,208,068      0.67                1.40               (8.48)

  Russell U.S. Strategic        2019      171,299    29.60 - 29.71      5,072,193      1.05                1.40                28.45
     Equity Sub-Account         2018      218,528    23.05 - 23.13      5,037,195      1.14                1.40              (10.91)
                                2017      251,011    25.87 - 25.96      6,494,091      1.04                1.40                19.12
                                2016      325,131    21.72 - 21.79      7,061,253      1.04                1.40                 9.10
                                2015      360,251    19.90 - 19.98      7,171,525      0.83                1.40               (0.30)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     87

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Module
                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                                      2

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                                      3

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      4

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      5

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                                      6

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                                      7

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      8

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                                      9

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                                      10

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                                      11

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                                      12

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                                      13

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                                      14

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                                      15

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                                      16

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                                      18

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                                      19

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                                      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                                      21

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                                      22

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                                      23

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                                      24

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                      25

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                                      26

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                                      27

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                                      28

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                                      29

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                                      30

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                                      31

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                                      32

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      33

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      34

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      35

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                                      36

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                      37

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                      38

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                                      39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                                      40

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                                      41

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                                      42

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                                      43

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                                      44

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                                      45

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                                      46

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                                      47

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                                      48

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                                      49

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                                      50

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                                      51

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                                      52

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                                      53

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                                      54

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                      55

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                                      56

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                                      57

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                                      58

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                                      59

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                                      60

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                                      61

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                                      62

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                                      63

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                                      64

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                                      65

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                                      66

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                                      67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                                      68

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                                      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                                      70

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                                      71

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                                      72

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                                      73

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                                      74

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      75

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      76

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                                      77

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      78

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                                      79

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2019.
3. Statements of Operations for the year ended December 31, 2019.
4. Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2019 and 2018.
3. Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017.
5. Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.
	(ii)	Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
	(iii)	Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
	(iv)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
2.	Not Applicable.
3.	(i)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.

(a)	Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
(b)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017), Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(ii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(iii)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(iv)	Death Benefit Rider - (Principal Protection). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(v)	Death Benefit Rider - (Compounded-Plus). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(vi)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(vii)	Guaranteed Minimum Income Benefit Rider - (GMIB). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(x)	Terminal Illness Rider. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xi)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xii)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xiii)	401 Plan Endorsement. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xiv)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.

(xv)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xvi)	Form of Endorsement (Name change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.
(xvii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) 7018-1 (03/03) (GMIB II). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.
(xviii)	Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.
(xix)	Individual Retirement Annuity Endorsement 7023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xx)	Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxi)	401(a)/403(a) Plan Endorsement 7025.1 (9/02) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxii)	Tax Sheltered Annuity Endorsement 7026.1 (9/02) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxiii)	Simple Individual Retirement Annuity Endorsement 7276 (9/02) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxiv)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxvii)	Form of Three Month Market Entry Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxviii)	Form of Contract Schedule 7028-3 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxix)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxx)	Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.
(xxxi)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(xxxii)	Form of Contract Schedule (Enhanced GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxxiii)	Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.
(xxxiv)	Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxxv)	Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxxvi)	Purchase Payment Credit Rider. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on July 14, 2005.
(xxxvii)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.
(xxxviii)	Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxxix)	Form of Contract Schedule MLI-EDB (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xl)	Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xli)	Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xlii)	Spousal Continuation Endorsement MLI-GMIB (2-10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.
(xliii)	Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.
(xliv)	Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.
(xlv)	Qualified Distribution Program Endorsement MLI-RMD (7/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.
(xlvi)	Non-qualified Annuity Endorsement MLI-NQ (11/04)-I. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
(xlvii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
(xlviii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
	(ii)	Form of Variable Annuity Application [Class VA] 7029 (7/04) APPVA-504VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.
	(iii)	Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(iv)	Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.
	(v)	Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
	(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
	(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
	(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)(a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.
(b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (21) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
(ii)(a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for

Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.
(b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(iii)	Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Agreement Governing Contribution. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.
13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President
Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)

	a.		Brighthouse Reinsurance Company of Delaware (DE)
	b.		Brighthouse Life Insurance Company of NY (NY)
	c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
	d.		Brighthouse Renewables Holdings, LLC (DE)
		(i.)	Greater Sandhill I, LLC (DE)
	e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 37,593 owners of qualified contracts and 30,132 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025, and for the period ended September 30, 2019 was $24,623,448. Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period October 1, 2019 and ended December 31, 2019 was $4,810,371.
ITEM 32.	UNDERTAKINGS

a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 21st day of April, 2020.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 21, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 21, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney